REGISTRATION STATEMENT NO. 333-00165
                                                                       811-07487
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   -----------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 9

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 AMENDMENT NO. 9

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                               (Name of Depositor)

                                   -----------

                 ONE CITYPLACE, HARTFORD, CONNECTICUT 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                                ERNEST J. WRIGHT
                         The Travelers Insurance Company
                                  One Cityplace
                        Hartford, Connecticut 06103-3415
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[   ]    immediately upon filing pursuant to paragraph (b) of Rule 485.

[ X ]    on May 3, 2004 pursuant to paragraph (b) of Rule 485.

[   ]    __ days after filing pursuant to paragraph (a)(1) of Rule 485.

[   ]    on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                              GOLD TRACK PROSPECTUS
This prospectus describes Gold Track, a flexible premium group variable annuity contract (the "Contract") issued by The Travelers Insurance Company (the "Company", "us" or "we").

The Contract's value will vary daily to reflect the investment experience of the funding options you select and the interest credited to the Fixed Account. The Variable Funding Options available through Travelers Separate Account QP for Variable Annuities are:

Capital Appreciation Fund                                        THE TRAVELERS SERIES TRUST
Dreyfus Stock Index Fund -- Initial Shares                          Convertible Securities Portfolio
High Yield Bond Trust                                               Disciplined Mid Cap Stock Portfolio
Managed Assets Trust                                                Merrill Lynch Large Cap Core Portfolio(5)
AIM VARIABLE INSURANCE FUNDS, INC.                                  MFS Emerging Growth Portfolio
   AIM V.I. Premier Equity Fund -- Series I                         MFS Mid Cap Growth Portfolio
CITISTREET FUNDS, INC.                                              MFS Value Portfolio
   CitiStreet Diversified Bond Fund -- Class I                      Pioneer Fund Portfolio(6)
   CitiStreet International Stock Fund -- Class I                   Social Awareness Stock Portfolio
   CitiStreet Large Company Stock Fund -- Class I                   Travelers Quality Bond Portfolio
   CitiStreet Small Company Stock Fund -- Class I                   U.S. Government Securities Portfolio
DELAWARE VIP TRUST                                               TRAVELERS SERIES FUND INC.
   Delaware VIP REIT Series -- Standard Class                       AIM Capital Appreciation Portfolio
DREYFUS VARIABLE INVESTMENT FUND                                    MFS Total Return Portfolio
   Dreyfus Variable Investment Fund -- Appreciation Portfolio --    Pioneer Strategic Income Portfolio(7)
     Initial Shares                                                 SB Adjustable Rate Income Portfolio Smith Barney Class
   Dreyfus Variable Investment Fund -- Developing Leaders           Smith Barney Aggressive Growth Portfolio
     Portfolio -- Initial Shares(1)                                 Smith Barney High Income Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                Smith Barney International All Cap Growth Portfolio
   Templeton Developing Markets Securities Fund --                  Smith Barney Large Cap Value Portfolio
     Class 2 Shares                                                 Smith Barney Large Capitalization Growth Portfolio
   Templeton Foreign Securities Fund -- Class 2 Shares              Smith Barney Money Market Portfolio
   Templeton Global Asset Allocation Fund -- Class 1 Shares         Strategic Equity Portfolio(8)
   Templeton Growth Securities Fund -- Class 1 Shares            VAN KAMPEN LIFE INVESTMENT TRUST
JANUS ASPEN SERIES                                                  Emerging Growth Portfolio Class II Shares
   Balanced Portfolio -- Service Shares                             Enterprise Portfolio Class II Shares
   Mid Cap Growth Portfolio -- Service Shares(2)                 VARIABLE INSURANCE PRODUCTS FUND
   Worldwide Growth Portfolio -- Service Shares                     Equity-Income Portfolio -- Initial Class
PIMCO VARIABLE INSURANCE TRUST                                      Growth Portfolio -- Initial Class
   Total Return Portfolio -- Administrative Class                VARIABLE INSURANCE PRODUCTS FUND II
PUTNAM VARIABLE TRUST                                               Asset Manager Portfolio -- Initial Class
   Putnam VT International Equity Fund -- Class IB Shares(3)        Contrafund(R) Portfolio -- Service Class 2
   Putnam VT Small Cap Value Fund -- Class IB Shares             VARIABLE INSURANCE PRODUCTS FUND III
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.                         Dynamic Capital Appreciation Portfolio -- Service Class 2
   All Cap Fund -- Class I(4)                                       Mid Cap Portfolio -- Service Class 2
   Investors Fund -- Class I
   Small Cap Growth Fund -- Class I
--------------

(1)     Formerly Small Cap Portfolio -- Initial Shares          (5)   Formerly MFS Research Portfolio
(2)     Formerly Aggressive Growth Portfolio -- Service Shares  (6)   Formerly Utilities Portfolio
(3)     Formerly Putnam VT International Growth Fund --         (7)   Formerly Putnam Diversified Income Portfolio
           Class IB Shares                                      (8)   Formerly Alliance Growth Portfolio
(4)     Formerly Capital Fund -- Class I


The Fixed Account is described in a separate prospectus. The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus sets forth the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a Statement of Additional Information ("SAI") dated May 3, 2004. We filed the SAI with the Securities and Exchange Commission ("SEC") and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Services, One Cityplace, 3 CP, Hartford, CT 06103-3415, call 1-800-842-9368, or access the SEC's website (http://www.sec.gov). See Appendix B for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
                          PROSPECTUS DATED: MAY 3, 2004

                                TABLE OF CONTENTS

Glossary ............................................    3      Variable Annuity.......................................   30
Summary..............................................    5      Fixed Annuity..........................................   30
Fee Table............................................    8      Retired Life Certificate...............................   31
Condensed Financial Information......................   14      Annuity Options........................................   31
The Annuity Contract.................................   14      Variable Liquidity Benefit.............................   31
   Contract Owner Inquiries..........................   15   Miscellaneous Contract Provisions.........................   32
   Allocated Contracts...............................   15      Right to Return........................................   32
   Unallocated Contracts.............................   15      Termination of Allocated Contracts.....................   32
   Purchase Payments.................................   15      Contract Exchanges.....................................   32
   Accumulation Units................................   15      Suspension of Payments ................................   33
   The Variable Funding Options......................   16      Account Value..........................................   33
Charges and Deductions...............................   21   The Separate Account......................................   33
   General...........................................   21      Performance Information................................   33
   Withdrawal Charge.................................   22   Federal Tax Considerations................................   34
   Free Withdrawal Allowance.........................   23      General Taxation of Annuities............................ 34
   Mortality and Expense Risk Charge.................   23      Types of Contracts: Qualified and Nonqualified........... 34
   Variable Liquidity Benefit Charge.................   23      Qualified Annuity Contracts.............................. 34
   Variable Funding Option Expenses..................   23        Taxation of Qualified Annuity Contracts................ 34
   Premium Tax.......................................   23        Mandatory Distributions for Qualified Plans............ 35
   Changes in Taxes Based upon Premium or                       Nonqualified Annuity Contracts........................... 35
     Value...........................................   24        Diversification Requirements for Variable
   Administrative Charge.............................   24          Annuities............................................ 36
   TPA Administrative Charges........................   24        Ownership of the Investments........................... 36
Transfers............................................   24        Taxation of Death Benefit Proceeds..................... 36
   Dollar Cost Averaging.............................   25      Other Tax Considerations................................. 36
   Asset Allocation Advice...........................   26        Treatment of Charges for Optional Benefits............. 36
Access to Your Money.................................   26        Penalty Tax for Premature Distribution................. 36
   Systematic Withdrawals............................   26        Puerto Rico Tax Considerations......................... 37
Ownership Provisions.................................   27        Non-Resident Aliens.................................... 37
   Types of Ownership................................   27   Other Information.........................................   37
     Contract Owner..................................   27      The Insurance Company..................................   37
     Beneficiary.....................................   27      Distribution of Variable Annuity Contracts.............   37
     Annuitant.......................................   27      Conformity with State and Federal Laws.................   38
Death Benefit........................................   27      Voting Rights..........................................   38
   Death Benefit Proceeds Prior to Maturity                     Contract Modification..................................   39
     Date............................................   28      Restrictions on Financial Transactions.................   39
   Payment of Proceeds...............................   28      Legal Proceedings and Opinions.........................   39
   Death Proceeds After the Maturity Date............   29   APPENDIX A: CONDENSED FINANCIAL
The Annuity Period...................................   29      INFORMATION: Separate Account QP ......................  A-1
   Election of Options at Maturity...................   29   APPENDIX B: CONTENTS OF THE STATEMENT
   Allocation of Cash Value During the Annuity                  OF ADDITIONAL INFORMATION..............................  B-1
     Period..........................................   30

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CERTIFICATE -- the document issued to Participants under a master group contract

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PARTICIPANT -- an individual participating under a group contract.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                          TRAVELERS GOLD TRACK ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY
CONTRACT? The Contract offered by the Travelers Insurance Company is intended for retirement savings or other long-term investment purposes.

The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose to receive Annuity Payments from the Fixed Account or the Variable Funding Options. If you want to receive payments from your annuity, you can choose one of a number of annuity options.

Once you choose one of the annuity options and begin to receive payments, it cannot be changed. During the payout phase, you have the same investment choices you had during the accumulation phase. If amounts are directed to the Variable Funding Options, the dollar amount of your payments may increase or decrease.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with qualified retirement plans (which include contracts qualifying under Section 401(a), 403(b), or 457 of the Internal Revenue Code (the "Code"). The Contract may also be issued for non-qualified and unfunded deferred compensation plans which do not qualify for special treatment under the Code. Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing the Contract for its Death Benefit, Annuity Option Benefits or other non-tax related benefits.

The minimum Purchase Payment allowed is an average of $1,000 annually per individual Certificate, or $10,000 annually per group contract.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

WHO IS THE CONTRACT ISSUED TO? If a group allocated Contract is purchased, we issue Certificates to the individual Participants. If a group unallocated Contract is purchased, we issue only the Contract. Where we refer to "you," we are referring to the group Participant. Where we refer to your Contract, we are referring to a group allocated Contract or individual Certificate, as applicable.

Depending on your retirement plan provisions, certain features and/or funding options described in this prospectus may not be available to you (for example, dollar-cost averaging, the CHART program, etc.). Your retirement plan provisions supercede the prospectus. If you have any questions about your specific retirement plan, contact your plan administrators.

IS THERE A RIGHT TO RETURN PERIOD? For allocated contracts in use with deferred compensation plans, tax-deferred annuity plans, and combined qualified plans/tax-deferred annuity plans, you may return the Contract for a full refund of the Cash Value (including charges) within ten days after you receive it (the "right to return period"). If you cancel the Contract within ten days after you receive it, you receive a full refund of the Cash Value plus any Contract charges you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return (free look), or the return of the Purchase Payments, we will comply. You bear the investment risk on the Purchase Payments allocated to a Variable Funding Option during the free look period; therefore, the Cash Value returned to you may be greater or less than your Purchase Payment. The Cash Value will be determined as of the close of business on the day we receive a Written Request for a refund. There is no right to return period for unallocated contracts.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. Please refer to your Contract for restrictions on transfers to and from the Fixed Account.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. For each allocated Contract, we may deduct a semiannual contract administrative charge of $15. A maximum sub-account administrative charge of 0.10% annually will be charged in addition to or instead of the semiannual contract administrative charge, depending upon the terms of your allocated Contract. The maximum annual insurance charge is 1.20% of the amounts you direct to the Variable Funding Options. Each funding option also charges for management costs and other expenses.

If you withdraw amounts from the Contract, either a deferred sales charge or surrender charge may apply. The amount of the charge depends on a number of factors, including the length of time the Contract has been in force or the years since a Purchase Payment was made. If you withdraw all amounts under the Contract, or if you begin receiving Annuity/Income Payments, we may be required by your state to deduct a premium tax.

During the annuity period, if you have elected the Variable Liquidity Benefit, a maximum charge of 5% of the amount withdrawn will be assessed. See Variable Liquidity Benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions. Any amount paid will be reduced by any applicable premium tax, outstanding loans or surrenders not previously deducted. Certain states may have varying age requirements. (Please refer to the Death Benefit section of the prospectus for more details.)

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o ASSET ALLOCATION ADVICE. If allowed, you may elect to enter into a separate advisory agreement with CitiStreet Financial Services LLC. ("CFS") an affiliate of the Company, for the purpose of receiving asset allocation advice under CitiStreet's CHART Program. The CHART Program allocates all Purchase Payments among the CitiStreet Funds. The CHART Program and applicable fees are fully described in a separate disclosure statement.

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

                                    FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

We receive payments or offsets from some of the Underlying Funds, their affiliates or service providers for providing administrative or other services for a fund. These payments vary in amount and currently we receive payments at an annual rate of up to 0.50% of the average net amount invested in an Underlying Fund on behalf of the Separate Account. These payments by the funds do not result in any charge to you in addition to the Total Annual Operating Expenses disclosed below for each fund.

CONTRACT OWNER TRANSACTION EXPENSES

                                                                  YEARS SINCE
                CONTINGENT DEFERRED SALES CHARGE             PURCHASE PAYMENT MADE        PERCENTAGE
          ---------------------------------------------  ------------------------------ ---------------
          As a percentage of Purchase Payments                        0-5                     5%
                                                                      6+                      0%

                                       OR

                        SURRENDER CHARGE                        CONTRACT YEAR             PERCENTAGE
          ---------------------------------------------  -----------------------------  ----------------
          As a percentage of amount surrendered                      1-2                      5%
                                                                     3-4                      4%
                                                                     5-6                      3%
                                                                     7-8                      2%
                                                                      9+                      0%


         VARIABLE LIQUIDITY BENEFIT CHARGE:          5% (1)

--------------------------
(1) This withdrawal charge only applies when you make a surrender after beginning to receive Annuity Payments. The charge is as follows:

                                                              YEARS SINCE INITIAL
               VARIABLE LIQUIDITY BENEFIT CHARGE             PURCHASE PAYMENT MADE        PERCENTAGE
          ---------------------------------------------  ------------------------------ ---------------
          As a percentage of the amount surrendered                   0-5                     5%
                                                                      6+                      0%

                                       OR

               VARIABLE LIQUIDITY BENEFIT CHARGE                CONTRACT YEAR             PERCENTAGE
          ---------------------------------------------  -----------------------------  ----------------
          As a percentage of amount surrendered                      1-2                      5%
                                                                     3-4                      4%
                                                                     5-6                      3%
                                                                     7-8                      2%
                                                                      9+                      0%

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

ADMINISTRATIVE CHARGES

Semiannual Contract Administrative Charge
(allocated contracts only)                                         $15

AND / OR

Funding Option Administrative Charge
(As a percentage of amounts allocated to the Variable
Funding Options under allocated contracts)                        0.10%

ANNUAL SEPARATE ACCOUNT CHARGES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

Mortality and Expense Risk Fees                                   1.20%


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2003 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                            MINIMUM              MAXIMUM
                                                        ----------------     ----------------
TOTAL ANNUAL FUND OPERATING EXPENSES                         0.27%                4.72%
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other
expenses.

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                              DISTRIBUTION                              CONTRACTUAL FEE        NET TOTAL
                                                 AND/OR                  TOTAL ANNUAL       WAIVER              ANNUAL
                                MANAGEMENT   SERVICE(12b-1)    OTHER       OPERATING    AND/OR EXPENSE         OPERATING
UNDERLYING FUND:                   FEE            FEES        EXPENSES      EXPENSES     REIMBURSEMENT         EXPENSES
----------------              -------------  --------------   ---------  -------------  ---------------      -------------
Capital Appreciation Fund...      0.75%            --           0.07%        0.82%            --                 0.82%(2)
Dreyfus Stock Index Fund --
   Initial Shares...........      0.25%            --           0.02%        0.27%            --                 0.27%
High Yield Bond Trust.......      0.52%            --           0.13%        0.65%            --                 0.65%(1)
Managed Assets Trust........      0.50%            --           0.09%        0.59%            --                 0.59%(2)
AIM VARIABLE INSURANCE
FUNDS, INC.
   AIM V.I. Premier Equity
     Fund -- Series I.......      0.61%            --           0.24%        0.85%            --                 0.85%
CITISTREET FUNDS, INC.
   CitiStreet Diversified
     Bond Fund -- Class I...      0.44%            --           0.11%        0.55%            --                 0.55%
   CitiStreet International
     Stock Fund -- Class I..      0.74%            --           0.16%        0.90%            --                 0.90%

                                              DISTRIBUTION                              CONTRACTUAL FEE        NET TOTAL
                                                 AND/OR                  TOTAL ANNUAL       WAIVER              ANNUAL
                                MANAGEMENT   SERVICE(12b-1)    OTHER       OPERATING    AND/OR EXPENSE         OPERATING
UNDERLYING FUND:                   FEE            FEES        EXPENSES      EXPENSES     REIMBURSEMENT         EXPENSES
----------------              -------------  --------------   ---------  -------------  ---------------      -------------
   CitiStreet Large Company       0.53%            --           0.10%        0.63%            --                 0.63%
     Stock Fund -- Class I..
   CitiStreet Small Company
     Stock Fund -- Class I..      0.60%            --           0.19%        0.79%            --                 0.79%
CITISTREET FUNDS, INC.**
   CitiStreet Diversified
     Bond Fund -- Class I...      0.44%            --           1.36%        1.80%            --                 1.80%
   CitiStreet International
     Stock Fund -- Class I..      0.74%            --           1.41%        2.15%            --                 2.15%
   CitiStreet Large Company
     Stock Fund -- Class I..      0.53%            --           1.35%        1.88%            --                 1.88%
   CitiStreet Small Company
     Stock Fund -- Class I..      0.60%            --           1.44%        2.04%            --                 2.04%
CREDIT SUISSE TRUST
   Credit Suisse Trust
     Emerging Market
     Portfolio+.............      1.25%            --           0.56%        1.81%            --                   --(22)
DELAWARE VIP TRUST
   Delaware VIP REIT
     Series -- Standard Class     0.75%            --           0.11%        0.86%            --                 0.86%(3)
DREYFUS VARIABLE INVESTMENT
   FUND
   Dreyfus Variable
     Investment Fund --
     Appreciation Portfolio
     -- Initial Shares......      0.75%            --           0.05%        0.80%            --                 0.80%
   Dreyfus Variable
     Investment Fund --
     Developing Leaders
     Portfolio -- Initial
     Shares.................      0.75%            --           0.07%        0.82%            --                 0.82%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Templeton Developing
     Markets Securities
     Fund -- Class 2 Shares*      1.25%           0.25%         0.30%        1.80%            --                 1.80%
   Templeton Foreign
     Securities Fund --
     Class 2 Shares*........      0.69%           0.25%         0.22%        1.16%           0.04%               1.12%(4)
   Templeton Global Asset
     Allocation Fund --
     Class 1 Shares.........      0.61%            --           0.21%        0.82%            --                    --(4)
   Templeton Growth
     Securities Fund --
     Class 1 Shares.........      0.81%            --           0.07%        0.88%            --                 0.88%(6)
JANUS ASPEN SERIES
   Balanced Portfolio --
     Service Shares*........      0.65%           0.25%         0.02%        0.92%            --                 0.92%
   Mid Cap Growth Portfolio
     -- Service Shares*.....      0.65%           0.25%         0.02%        0.92%            --                 0.92%
   Worldwide Growth
     Portfolio -- Service
     Shares*................      0.65%           0.25%         0.06%        0.96%            --                 0.96%
PIMCO VARIABLE INSURANCE
   TRUST
   Total Return Portfolio
     -- Administrative
     Class*.................      0.25%           0.15%         0.26%        0.66%           0.01%               0.65%(7)

                                              DISTRIBUTION                              CONTRACTUAL FEE        NET TOTAL
                                                 AND/OR                  TOTAL ANNUAL       WAIVER              ANNUAL
                                MANAGEMENT   SERVICE(12b-1)    OTHER       OPERATING    AND/OR EXPENSE         OPERATING
UNDERLYING FUND:                   FEE            FEES        EXPENSES      EXPENSES     REIMBURSEMENT         EXPENSES
----------------              -------------  --------------   ---------  -------------  ---------------      -------------
PUTNAM VARIABLE TRUST
   Putnam VT Discovery
     Growth Fund -- Class
     IB Shares*+............      0.70%           0.25%         0.86%        1.81%            --                 1.81%(8)
   Putnam VT International
     Equity Fund -- Class
     IB Shares*.............      0.77%           0.25%         0.22%        1.24%            --                 1.24%(8)
   Putnam VT Small Cap
     Value Fund -- Class IB
     Shares*................      0.80%           0.25%         0.12%        1.17%            --                 1.17%(8)
SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC.
   All Cap Fund -- Class I..      0.85%            --           0.13%        0.98%            --                 0.98%
   Investors Fund -- Class I      0.70%            --           0.12%        0.82%            --                 0.82%
   Small Cap Growth Fund --
     Class I................      0.75%            --           0.51%        1.26%            --                 1.26%
THE TRAVELERS SERIES TRUST
   Convertible Securities
     Portfolio..............      0.60%            --           0.18%        0.78%            --                 0.78%(9)
   Disciplined Mid Cap
     Stock Portfolio........      0.70%            --           0.12%        0.82%            --                 0.82%(10)
   Merrill Lynch Large Cap
     Core Portfolio.........      0.80%            --           0.19%        0.99%            --                 0.99%(11)
   MFS Emerging Growth
     Portfolio..............      0.75%            --           0.14%        0.89%            --                 0.89%(10)
   MFS Mid Cap Growth
     Portfolio..............      0.80%            --           0.12%        0.92%            --                 0.92%(11)
   MFS Value Portfolio......      0.75%            --           0.33%        1.08%            --                --(11)
   Pioneer Fund Portfolio...      0.72%            --           0.40%        1.12%            --                 1.12%(12)
   Social Awareness Stock
     Portfolio..............      0.62%            --           0.16%        0.78%            --                 0.78%(2)
   Travelers Quality Bond
     Portfolio..............      0.32%            --           0.11%        0.43%            --                 0.43%(13)
   U.S. Government
     Securities Portfolio...      0.32%            --           0.10%        0.42%            --                 0.42%(2)
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation
     Portfolio..............      0.80%            --           0.05%        0.85%            --                 0.85%
   MFS Total Return
     Portfolio..............      0.80%            --           0.02%        0.82%            --                 0.82%
   Pioneer Strategic Income
     Portfolio..............      0.75%            --           0.25%        1.00%            --                 1.00%
   SB Adjustable Rate
     Income Portfolio Smith
     Barney Class*..........      0.60%           0.25%         3.87%        4.72%           3.72%               1.00%(14)
   Smith Barney Aggressive
     Growth Portfolio.......      0.80%            --           0.02%        0.82%            --                 0.82%
   Smith Barney High Income
     Portfolio..............      0.60%            --           0.09%        0.69%            --                 0.69%
   Smith Barney
     International All Cap
     Growth Portfolio.......      0.90%            --           0.09%        0.99%            --                 0.99%
   Smith Barney Large Cap
     Value Portfolio........      0.65%            --           0.04%        0.69%            --                 0.69%
   Smith Barney Large
     Capitalization Growth
     Portfolio..............      0.75%            --           0.04%        0.79%            --                 0.79%
   Smith Barney Money
     Market Portfolio.......      0.50%            --           0.03%        0.53%            --                 0.53%
   Strategic Equity
     Portfolio..............      0.80%            --           0.04%        0.84%            --                 0.84%

                                              DISTRIBUTION                              CONTRACTUAL FEE        NET TOTAL
                                                 AND/OR                  TOTAL ANNUAL       WAIVER              ANNUAL
                                MANAGEMENT   SERVICE(12b-1)    OTHER       OPERATING    AND/OR EXPENSE         OPERATING
UNDERLYING FUND:                   FEE            FEES        EXPENSES      EXPENSES     REIMBURSEMENT         EXPENSES
----------------              -------------  --------------   ---------  -------------  ---------------      -------------
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Emerging Growth
     Portfolio Class II
     Shares*................      0.70%           0.25%         0.07%        1.02%            --                 1.02%
   Enterprise Portfolio
     Class II Shares*.......      0.50%           0.25%         0.14%        0.89%            --                --(15)
VARIABLE INSURANCE PRODUCTS
   FUND
   Equity-Income Portfolio
     -- Initial Class.......      0.48%            --           0.09%        0.57%            --                --(16)
   Growth Portfolio --
     Initial Class..........      0.58%            --           0.09%        0.67%            --                --(17)
   High Income Portfolio --
     Initial Class+.........      0.58%            --           0.11%        0.69%            --                 0.69%
VARIABLE INSURANCE PRODUCTS
   FUND II
   Asset Manager Portfolio
     -- Initial Class.......      0.53%            --           0.10%        0.63%            --                --(18)
   Contrafund(R) Portfolio --
     Service Class 2*.......      0.58%           0.25%         0.10%        0.93%            --                --(19)
VARIABLE INSURANCE PRODUCTS
   FUND III
   Dynamic Capital
     Appreciation Portfolio
     -- Service Class 2*....      0.58%           0.25%         1.27%        2.10%            --                --(20)
   Mid Cap Portfolio --
     Service Class 2*.......      0.58%           0.25%         0.12%        0.95%            --                --(21)

--------------
 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

 **    Includes 0.0125 CHART asset allocation fee.

 +     Closed to new investors.

NOTES
 (1) Management fee is based on 0.50% on first $50 million of net assets; 0.40% on the next $100 million; 0.30% on the next $100 million and 0.25% on assets in excess of $250 million. Other expenses include 0.06% adminstrative services fee the Fund pays to Travelers Insurance Company.

 (2) Fund has a voluntary waiver of 1.25%. Other Expenses include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (3) The investment advisor for the Delaware VIP REIT Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2004, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Effective May 1, 2004 through April 30, 2005, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

 (4) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees (Board) and an order of the Securities and Exchange Commission (SEC).

 (5) The Fund administration fee is paid indirectly through the management fee.

 (6) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

 (7) "Other Expenses" reflects a 0.25% administrative fee, and 0.01% representing the Portfolio's pro rata Trustees' fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

 (8) There was no fee waiver or expense reimbursement for 2003, but effective January 28, 2004 there will be a limit in effect. Effective January 28, 2004, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 2004, to the extent that each fund's net expenses as a percentage of its net assets exceed the average expense ratio for the fund's Lipper peer group of funds underlying variable insurance products.

 (9) Fund has a voluntary waiver of 0.80%. Other Expenses include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (10) Fund has a voluntary waiver of 0.95%. Other Expenses include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (11) Fund has a voluntary waiver of 1.00%. Other Expenses include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (12) Effective 5/1/03, shareholders approved a new Investment Advisory Agreement that increased the management fee from 0.65% to 0.75%. The actual Management Fee for the year was a blended rate of 0.72%. Other expense include 0.06% adminstrative services fee the Fund pays to Travelers Insurance Company.

 (13) Fund has a voluntary waiver of 0.75%. Other Expense include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (14) Pursuant to an agreement, the Investment Advisor has agreed, for the period of one year, commencing November 1, 2003, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 1.00%.

 (15) Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percentage of average daily net assets in excess of .60% and .85% for Classes I and II, respectively. For the year ended December 31, 2003, the Adviser waived $57,431 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

 (16) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.56%. These offsets may be discontinued at any time.

 (17) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.64%. These offsets may be discountinued as any time.

 (18) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.62%. These offsets may be discontinued at any time.

 (19) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.90%. These offsets may be discontinued at any time.

 (20) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 1.15%. The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.25%. The expense ratio shown reflects the expense cap in effect at period end. This arrangement can be discountinued by the fund's manager at any time.

 (21) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.

 (22) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for Underlying Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the Underlying Fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the Underlying Fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                                   VOLUNTARY FEE
                                                                                   WAIVER AND/OR
                                                                                      EXPENSE              NET TOTAL ANNUAL
       FUNDING OPTION                                                              REIMBURSEMENT          OPERATING EXPENSES
       -----------------                                                      ------------------------  ------------------------
       Credit Suisse Trust Emerging Market Portfolio......................             0.41%                     1.40%
       Templeton Global Asset Allocation Fund -- Class 1 Shares...........             0.01%                     0.81%
       MFS Value Portfolio................................................             0.08%                     1.00%
       Enterprise Portfolio Class II Shares...............................             0.04%                     0.85%
       Equity-Income Portfolio -- Initial Class...........................             0.01%                     0.56%
       Growth Portfolio -- Initial Class..................................             0.03%                     0.64%
       Asset Manager Portfolio -- Initial Class...........................             0.01%                     0.62%
       Contrafund(R) Portfolio -- Service Class 2.........................             0.03%                     0.90%
       Dynamic Capital Appreciation Portfolio -- Service Class 2..........             0.95%                     1.15%
       Mid Cap Portfolio -- Service Class 2...............................             0.02%                     0.93%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

EXAMPLE

                                            IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN            ANNUITIZED AT THE END OF PERIOD SHOWN
                                          --------------------------------------  ---------------------------------------
FUNDING OPTION                            1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS  5 YEARS   10 YEARS
--------------                            -------  --------  --------  ---------  --------  -------- --------  ----------
Underlying Fund with Minimum Total
Annual Operating Expenses..............    660       997      1357       1871       160       497      857       1871
Underlying Fund with Maximum Total
Annual Operating Expenses..............    1099     2279      3435       5724       599      1779     2935       5724

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Travelers Gold Track Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date (referred to as "Annuity Commencement Date" in your Contract). The Purchase Payments accumulate tax-deferred in the funding options of your choice. We offer multiple Variable Funding Options, and one Fixed Account option. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding

Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

ALLOCATED CONTRACTS

A group allocated Contract will cover all present and future Participants under the Contract. A Participant under an allocated Contract receives a Certificate that evidences participation in the Contract.

UNALLOCATED CONTRACTS

We offer an unallocated annuity Contract, designed for use with certain Qualified Plans where the employer has secured the services of a Third Party Administrator (TPA).

The Contracts will be issued to an employer or the trustee(s) or custodian of an employer's Qualified Plan. All Purchase Payments are held under the Contract, as directed by the Contract Owner. There are no individual accounts under the unallocated Contracts for individual Participants in the Qualified Plan.

PURCHASE PAYMENTS

The minimum Purchase Payment allowed is an average of $1,000 annually per individual Certificate, or $10,000 annually per group contract. The initial Purchase Payment is due and payable before the Contract becomes effective.

We will apply the initial Purchase Payment within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments on the same business day, if we receive it in good order at our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each Variable Funding Option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

               FUNDING                                   INVESTMENT                               INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------    -----------------------------------------   ------------------------------------
Capital Appreciation Fund                 Seeks growth of capital. The Fund           Travelers Asset Management
                                          normally invests in equity securities       International Company LLC ("TAMIC")
                                          of issuers of any size and in any           Subadviser: Janus Capital Corp.
                                          industry.

Dreyfus Stock Index Fund -- Initial       Seeks to match the total return of the      The Dreyfus Corporation
   Shares                                 S&P 500 Index. The Fund normally            Subadviser: Mellon Equity
                                          invests in all 500 stocks in the S&P        Associates
                                          500 in proportion to their weighting in
                                          the index.

High Yield Bond Trust                     Seeks high current income. The Fund         Travelers Asset Management
                                          normally invests in below                   International Company LLC ("TAMIC")
                                          investment-grade bonds and debt
                                          securities.

Managed Assets Trust                      Seeks high total return. The Fund           Travelers Asset Management
                                          normally invests in equities,               International Company LLC ("TAMIC")
                                          convertible and fixed-income                Subadviser: Travelers Investment
                                          securities. The Fund's policy is to         Management Company ("TIMCO")
                                          allocate investments among asset
                                          classes.

AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Premier Equity Fund --        Seeks to achieve long term growth of        A I M Advisers, Inc.
     Series I                             capital. Income is a secondary
                                          objective. The Fund normally invests
                                          in equity securities, including
                                          convertible securities.

CITISTREET FUNDS, INC.
   CitiStreet Diversified Bond            Seeks maximum long term total return.       CitiStreet Funds Management
     Fund -- Class I                      The Fund normally invests in fixed          LLC("CitiStreet")
                                          income securities.                          Subadviser: Western
                                                                                      AssetManagement Company; Salomon
                                                                                      Brothers Asset Management
                                                                                      ("SBAM"); and SSgA Funds
                                                                                      Management ("SSgA")

   CitiStreet International Stock         Seeks maximum long term total return.       CitiStreet
     Fund -- Class I                      The Fund normally invests in the common     Subadviser: Bank of Ireland Asset
                                          stocks of established non-U.S.              Management (U.S.) Limited;
                                          companies.                                  Citigroup Asset Management
                                                                                      Limited, and SSgA

   CitiStreet Large Company Stock         Seeks maximum long term total return.       CitiStreet
     Fund -- Class I                      The Fund normally invests in the common     Subadviser: Wellington Management
                                          stocks of large, well established           Company; Smith Barney Fund
                                          companies.                                  Management LLC, and SSgA

   CitiStreet Small Company Stock         Seeks maximum long term total return.       CitiStreet
     Fund -- Class I                      The Fund normally invests in the common     Subadviser: TCW Investment
                                          stocks of small companies.                  Management; SBAM; and SSgA

CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging           Seeks long term growth of capital. The      Credit Suisse Asset Management, LLC
     Market Portfolio+                    Fund normally invests in equity             Subadviser: Credit Suisse Asset
                                          securities of companies located in, or      Management Limited
                                          conducting a majority of their
                                          business, in emerging markets.

DELAWARE VIP TRUST
   Delaware VIP REIT Series --            Seeks to achieve maximum long term          Delaware Management Company
     Standard Class                       total return with capital appreciation      ("Delaware")
                                          as a secondary objective. The Fund
                                          normally invests in companies that
                                          manage a portfolio of real estate to
                                          earn profits for shareholders (REITS).

DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment            Seeks long term capital growth              The Dreyfus Corporation ("Dreyfus")
     Fund -- Appreciation Portfolio --    consistent with the preservation of         Subadviser: Fayez Sarofim & Co.
     Initial Shares                       capital. Current income is a secondary
                                          objective. The Fund normally invests
                                          in common stocks of established
                                          companies.

   Dreyfus Variable Investment            Seeks to maximize capital appreciation.     The Dreyfus Corporation
     Fund -- Developing Leaders           The Fund normally invests in companies
     Portfolio -- Initial Shares          with market capitalizations of less
                                          than $2 billion at the time of purchase.

               FUNDING                                   INVESTMENT                               INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------    -----------------------------------------   ------------------------------------
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Templeton Developing Markets           Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund -- Class 2           The Fund normally invests in the
     Shares                               investments of emerging market
                                          countries, primarily equity securities.

   Templeton Foreign Securities           Seeks long-term capital growth. The         Templeton Investment Counsel, LLC
     Fund -- Class 2 Shares               Fund normally invests in investments,
                                          primarily equity securities, of issuers
                                          located outside of the U.S., including
                                          those in emerging markets.

   Templeton Global Asset Allocation      Seeks high total return. The Fund           Templeton Investment Counsel, LLC
     Fund -- Class 1 Shares               normally invests in equity securities
                                          of companies in any country, debt
                                          securities of companies and
                                          governments of any country, and in
                                          money market instruments and it may
                                          invest in high-yield, lower rated
                                          bonds.

   Templeton Growth Securities            Seeks long-term capital growth. The         Templeton Global Advisors Limited
     Fund -- Class 1 Shares               Fund normally invests in equity
                                          securities of companies located
                                          anywhere in the world, including the
                                          U.S. and emerging markets.
JANUS ASPEN SERIES
   Balanced Portfolio -- Service          Seeks long term capital growth,             Janus Capital
     Shares                               consistent with preservation of capital
                                          and balanced by current income. The
                                          Fund normally invests in common stocks
                                          selected for their growth potential
                                          and other securities selected for
                                          their income potential.

   Mid Cap Growth Portfolio --            Seeks capital growth. The Fund normally     Janus Capital Management LLC
     Service Shares                       invests in equity securities of             ("Janus Capital")
                                          mid-sized companies.

   Worldwide Growth Portfolio --          Seeks growth of capital in a manner         Janus Capital
     Service Shares                       consistent with the preservation of
                                          capital. The Fund normally invests in
                                          the common stocks of companies of any
                                          size throughout the world.

PIMCO VARIABLE INSURANCE TRUST
   Total Return Portfolio --              Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of capital and            Company LLC
                                          prudent investment management. The Fund
                                          normally invests in intermediate
                                          maturity fixed income securities.

PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth             Seeks long-term growth of capital. The      Putnam Investment Management
     Fund -- Class IB Shares+             Fund normally invests in the common
                                          stocks of U.S. companies believed to be
                                          fast-growing and whose earnings are
                                          likely to increase over time.

   Putnam VT International Equity         Seeks capital appreciation. The Fund        Putnam Investment
     Fund -- Class IB Shares              normally invests in common stocks of        Management ("Putnam")
                                          companies outside the U S.

   Putnam VT Small Cap Value Fund --      Seeks capital appreciation. The Fund        Putnam Investment Management
     Class IB Shares                      normally invests in the common stocks
                                          of U.S. companies believed to be
                                          undervalued in the market.

SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund -- Class I                Seeks capital appreciation. The Fund        Salomon Brothers Asset Management
                                          normally invests in common stocks and       ("SBAM")
                                          their equivalents of companies believed
                                          to be undervalued in the marketplace.

               FUNDING                                   INVESTMENT                               INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------    -----------------------------------------   ------------------------------------
   Investors Fund -- Class I              Seeks long term growth of capital.          SBAM
                                          Secondarily seeks current income. The
                                          Fund normally invests in common stocks
                                          of established companies.

   Small Cap Growth Fund -- Class I       Seeks long term growth of capital. The      SBAM
                                          Fund normally invests in equity
                                          securities of companies with small
                                          market capitalizations.

THE TRAVELERS SERIES TRUST
   Convertible Securities Portfolio       Seeks current income and capital            Travelers Asset Management
                                          appreciation. The Fund normally invests     International Company LLC ("TAMIC")
                                          in convertible securities.

   Disciplined Mid Cap Stock              Seeks growth of capital. The Fund           TAMIC
     Portfolio                            normally invests in the equity              Subadviser: Travelers Investment
                                          securities of companies with mid-size       Management Company ("TIMCO")
                                          market capitalizations.

   Merrill Lynch Large Cap Core           Seeks long-term capital growth. The         TAMIC
     Portfolio                            Fund normally invests in a diversified      Subadviser: Merrill Lynch
                                          portfolio of equity securities of large     Investment Managers, L.P. ("MLIM")
                                          cap companies located in the United
                                          States.

   MFS Emerging Growth Portfolio          Seeks long term growth of capital. The      TAMIC
                                          Fund normally invests in common stock       Subadviser: Massachusetts Financial
                                          and related securities of emerging          Services ("MFS")
                                          growth companies.

   MFS Mid Cap Growth Portfolio           Seeks long term growth of capital. The      TAMIC
                                          Fund normally invests in equity             Subadviser: MFS
                                          securities of companies with medium
                                          market capitalization that are believed
                                          to have above average growth potential.

   MFS Value Portfolio                    Seeks capital appreciation and              TAMIC
                                          reasonable income. The Fund normally        Subadviser: MFS
                                          invests in income producing equity
                                          securities of companies believed to be
                                          undervalued in the market.

   Pioneer Fund Portfolio                 Seeks reasonable income and capital         TAMIC
                                          growth. The Fund normally invests in
                                          Subadviser: Pioneer Investment equity
                                          securities that are carefully
                                          Management Inc. selected, reasonably
                                          priced securities.

   Social Awareness Stock Portfolio       Seeks long term capital appreciation        Smith Barney Fund Management LLC
                                          and retention of net investment income.     ("SBFM")
                                          The Fund normally invests in equity
                                          securities. The Fund seeks companies
                                          that meet certain investment criteria
                                          and social criteria.

   Travelers Quality Bond Portfolio       Seeks current income and total return       TAMIC
                                          with moderate capital volatility. The
                                          Fund normally invests in
                                          investment-grade bonds and debt
                                          securities.

   U.S. Government Securities             Seeks current income, total return and      TAMIC
     Portfolio                            high credit quality. The Fund normally
                                          invests in securities issued or
                                          guaranteed by the U.S. Government, its
                                          agencies or instrumentalities.
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio     Seeks capital appreciation. The Fund        Travelers Investment Adviser Inc.
                                          normally invests in common stocks of        ("TIA")
                                          companies that are likely to benefit        Subadviser:  AIM Capital
                                          from new products, services or              Management Inc.
                                          processes or have experienced
                                          above-average earnings growth.

   MFS Total Return Portfolio             Seeks above average income consistent       TIA
                                          with the prudent employment of capital.     Subadviser: MFS
                                          Secondarily, seeks growth of capital
                                          and income. The Fund normally invests
                                          in a broad range of equity and
                                          fixed-income securities of both U.S.
                                          and foreign issuers.

   Pioneer Strategic Income Portfolio     Seeks high current income consistent        TIA
                                          with preservation of capital. The Fund      Subadviser: Putnam Investment
                                          normally invests in debt securities of      Management, Inc.
                                          U.S. and foreign governments and
                                          corporations.

               FUNDING                                   INVESTMENT                               INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------    -----------------------------------------   ------------------------------------
   SB Adjustable Rate Income              Seeks high current income and to limit      Smith Barney Fund Management LLC
     Portfolio Smith Barney Class         the degree of fluctuation of its net
                                          asset value resulting from movements
                                          in interest rates. The Fund normally
                                          invests in adjustable rate securities.

   Smith Barney Aggressive Growth         Seeks long-term capital appreciation.       SBFM
     Portfolio                            The Fund normally invests in common
                                          stocks of companies that are
                                          experiencing, or are expected to
                                          experience, growth in earnings.

   Smith Barney High Income Portfolio     Seeks high current income. Secondarily,     SBFM
                                          seeks capital appreciation. The Fund
                                          normally invests in high yield
                                          corporate debt and preferred stock of
                                          U.S. and foreign issuers.

   Smith Barney International All         Seeks total return on assets from           SBFM
     Cap Growth Portfolio                 growth of capital and income. The Fund
                                          normally invests in equity securities
                                          of foreign companies.

   Smith Barney Large Cap Value           Seeks long-term growth of capital.          SBFM
     Portfolio                            Current income is a secondary
                                          objective. The Fund normally invests
                                          in equities, or similar securities, of
                                          companies with large market
                                          capitalizations.

   Smith Barney Large Capitalization      Seeks long term growth of capital. The      SBFM
     Growth Portfolio                     Fund normally invests in equities, or
                                          similar securities, of companies with
                                          large market capitalizations.

   Smith Barney Money Market              Seeks to maximize current income            SBFM
     Portfolio                            consistent with preservation of
                                          capital. The Fund seeks to maintain a
                                          stable $1 share price. The Fund
                                          normally invests in high quality U.S.
                                          short-term debt securities.

   Strategic Equity Portfolio             Seeks capital appreciation. The Fund        TIA
                                          normally invests in the equity              Subadviser: Fidelity Management &
                                          securities, primarily in common stocks      Research Company ("FMR")
                                          of domestic issuers, and is not
                                          constrained to any particular
                                          investment style.

VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio              Seeks capital appreciation. The Fund        Van Kampen Asset Management Inc.
     Class II Shares                      normally invests in common stocks of        ("Van Kampen")
                                          emerging growth companies.

   Enterprise Portfolio Class II          Seeks capital appreciation. The Fund        Van Kampen Asset Management Inc.
     Shares                               normally invests in common stocks of        ("Van Kampen")
                                          companies believed to have
                                          above-average potential for capital
                                          appreciation.

VARIABLE INSURANCE PRODUCTS FUND
   Equity-Income Portfolio --             Seeks reasonable income. The Fund           Fidelity Management & Research
     Initial Class                        normally invests in equity securities       Company ("FMR")
                                          with a focus on income producing
                                          equities.

   Growth Portfolio -- Initial Class      Seeks capital appreciation. The Fund        Fidelity Management & Research
                                          normally invests in common stocks           Company ("FMR")
                                          believed to have above-average growth
                                          potential.

   High Income Portfolio -- Initial       Seeks a high level of current income        Fidelity Management & Research
     Class+                               while also considering growth of            Company ("FMR")
                                          capital. The Fund normally invests in
                                          income-producing debt securities,
                                          preferred stocks and convertible
                                          securities, with an emphasis on
                                          lower-quality debt securities.

VARIABLE INSURANCE PRODUCTS FUND II
   Asset Manager Portfolio --             Seeks high total return with reduced        Fidelity Management & Research
     Initial Class                        risk over the long-term. The Fund           Company ("FMR")
                                          normally invests by allocating assets
                                          among stocks, bonds and short-term
                                          instruments.

               FUNDING                                   INVESTMENT                               INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------    -----------------------------------------   ------------------------------------
   Contrafund(R) Portfolio -- Service     Seeks long term capital appreciation.       Fidelity Management & Research
     Class 2                              The Fund normally invests in common         Company ("FMR")
                                          stocks of companies whose value may not
                                          be fully recognized by the public.

VARIABLE INSURANCE PRODUCTS FUND III
   Dynamic Capital Appreciation           Seeks capital appreciation. The Fund        Fidelity Management & Research
     Portfolio -- Service Class 2         normally invests in growth and/or value     Company ("FMR")
                                          common stocks of domestic and foreign
                                          issuers.

   Mid Cap Portfolio -- Service           Seeks long term growth of capital. The      Fidelity Management & Research
     Class 2                              Fund normally invests in common stocks      Company ("FMR")
                                          of companies with medium market
                                          capitalizations.

--------------
 +     Closed to new investors.


                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

       o the ability for you to make withdrawals and surrenders under the Contracts

       o the death benefit paid on the death of the Contract Owner or Annuitant

       o the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs)

       o administration of the annuity options available under the Contracts and

       o   the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

       o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

       o sales and marketing expenses including commission payments to your sales agent and

       o   other costs of doing business.

Risks we assume include:

       o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

       o that the amount of the death benefit will be greater than the Contract Value and

       o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

Purchase payments made under the Contract are not subject to a front-end sales load. However, when withdrawn, the Company will deduct either a surrender charge or a contingent deferred sales charge, as negotiated. Any sales charge, penalty tax and withholding will be deducted from either the amount surrendered or from the remaining Contract balance, as requested by the Contract Owner or Participant. The maximum surrender charge is 5% of the amount surrendered in the first two contract years, up to 4% in years three and four; up to 3% in years five and six, up to 2% in years seven and eight and 0% beginning in the ninth year. The maximum contingent deferred sales charge is 5% for five years from the date you make a Purchase Payment. Any applicable sales charge will not exceed 8.5% of the aggregate amount of the Purchase Payments made.

The sales charges can be changed if the Company anticipates it will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of TPAs. When considering a change in the sales charges, the Company will take into account:

       (a) the expected level of initial agent or the Company involvement during the establishment and maintenance of the Contract including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan

       (b) contract owner, agent or TPA involvement in conducting ongoing enrollment of subsequently eligible Participants

       (c) the expected level of commission the Company may pay to the agent or TPA for distribution expenses

       (d) any other factors that the Company anticipates will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan

We may not assess a sales charge if a withdrawal is made under one of the following circumstances:

       o   retirement of Participant

       o   severance from employment by Participant

       o   loans (if available)

       o   hardship (as defined by the Code) suffered by the Participant

       o   death of Participant

       o   disability (as defined by the Code) of Participant

       o   return of excess plan contributions

       o minimum required distributions, generally when Participant reaches age 70 1/2

       o   transfers to an Employee Stock Fund

       o   certain Plan expenses, as mutually agreed upon

       o   annuitization under this Contract or another Contract issued by us.

For Section 401(a) plans with less than 50 Participants at the time of sale, Highly Compensated Employees, as defined by the Internal Revenue Code, during the first 5 contract years may be subject to surrender charges for all distributions listed above except loans and return of excess plan contributions.

For unallocated Contracts, we make the deductions described above pursuant to the terms of the various agreements among the custodian, the principal underwriter, and us.

FREE WITHDRAWAL ALLOWANCE

For Contracts in use with deferred compensation plans, the tax deferred annuity plans and combined qualified plans/tax-deferred annuity plans, there is currently a 10% free withdrawal allowance available each year after the first Contract/Certificate year. The available withdrawal amount will be calculated as of the first valuation date of any given contract year. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders, except those full surrenders transferred directly to annuity contracts issued by other financial institutions.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. The charge is 1.20% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn. This charge is not assessed in the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

                                                              YEARS SINCE INITIAL
               VARIABLE LIQUIDITY BENEFIT CHARGE             PURCHASE PAYMENT MADE        PERCENTAGE
          ---------------------------------------------  ------------------------------ ---------------
          As a percentage of the amount surrendered                   0-5                     5%
                                                                      6+                      0%

                                       OR

               VARIABLE LIQUIDITY BENEFIT CHARGE                CONTRACT YEAR             PERCENTAGE
          ---------------------------------------------  -----------------------------  ----------------
          As a percentage of amount surrendered                      1-2                      5%
                                                                     3-4                      4%
                                                                     5-6                      3%
                                                                     7-8                      2%
                                                                      9+                      0%

Please refer to The Annuity Period for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

ADMINISTRATIVE CHARGE

The following administrative charges may apply as described in your Contract.

SEMIANNUAL CONTRACT ADMINISTRATIVE CHARGE. We may deduct a semiannual contract administrative charge of up to $15 from the value of each Participant's individual account. We will make any such deduction pro rata from each Variable Funding Option at the end of each 6-month period. This fee is assessed only during the accumulation period, and may apply only to allocated contracts.

ADMINISTRATIVE EXPENSE. We deduct this charge on each business day from the Variable Funding Options in order to compensate the Company for certain administrative and operating expenses of the funding options. The charge is equivalent, on an annual basis, to a maximum of 0.10% of the daily net asset value of each funding option. This charge is assessed during the accumulation and annuity periods.

As discussed below, the level of the administrative expense charge is subject to negotiation. In determining the level of the administrative expense charge, we consider certain factors including, but not limited to, the following:

       (a) the size and characteristics of the Contract and the group to which it is issued including: the annual amount of Purchase Payments per Participant, the expected turnover of employees, whether the Contract Owner will make Purchase Payment allocations electronically

       (b) determination of our anticipated expenses in administering the Contract, such as: billing for Purchase Payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from Cash Values

       (c) TPA and/or agent involvement.

TPA ADMINISTRATIVE CHARGES

We may be directed by the Contract Owner to deduct charges from Purchase Payments or account values for payment to the Contract Owner and/or the TPA. These charges are not levied by the Contract. Such charges may include maintenance fees and transaction fees.

                                    TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

               o    the dollar amount you request to transfer;

               o the number of transfers you made within the previous three months;

               o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

               o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

We also reserve the right to restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

               o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

               o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Cash Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

In addition to the DCA Program, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Cash Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

ASSET ALLOCATION ADVICE

You may elect to enter into a separate advisory agreement with CitiStreet Financial Services, ("CFS") an affiliate of the Company. For a fee, CFS provides asset allocation advice under its CHART Program(R), which is fully described in a separate Disclosure Statement. The CHART program may not be available in all marketing programs through which this Contract is sold.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
Before your Maturity Date, we will pay all or any portion of your Cash Surrender Value to the Contract Owner or to you, as provided in the plan. A Contract Owner's account may be surrendered for cash without the consent of any Participant, as provided in the plan.

We may defer payment of any Cash Surrender Value for up to seven days after we receive the request in good order. The Cash Surrender Value equals the Contract or account Cash Value less any applicable withdrawal charge, outstanding cash loans, and any premium tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or account at the time of surrender.

Participants in Section 403(b) tax-deferred annuity plans may not withdraw certain salary reduction amounts before reaching age 59 1/2, unless withdrawn due to severance from employment, death, disability or hardship. (See Federal Tax Considerations.)

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $5,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

           (THIS BENEFIT IS AVAILABLE UNDER ALLOCATED CONTRACTS ONLY.)

Before the Maturity Date, a death benefit is payable to the beneficiary when the Participant dies. The death benefit is calculated at the close of the business day on which the Company's Home Office receives Due Proof of Death.

DEATH BENEFIT PROCEEDS PRIOR TO MATURITY DATE

If the Participant dies before the Maturity Date and before reaching age 75, (whichever occurs first), the death benefit payable will be the greater of:

       (a) the Cash Value of the Participant's individual account, or

       (b) the total Purchase Payments under that Participant's individual account, less, for each option, any applicable premium tax, minus outstanding loan amounts and prior surrenders not previously deducted as of the date we receive Due Proof of Death.

If the Participant dies on or after age 75 and before the Maturity Date, we will pay the beneficiary the Cash Value of the Participant's individual account, less any applicable premium tax or outstanding loan amounts as of the date we receive Due Proof of Death.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the chart below. The chart does not encompass every situation and is merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

-------------------------------------------------------------------------------------------------------------------------------
 BEFORE THE MATURITY DATE,            THE COMPANY WILL PAY                                                 MANDATORY PAYOUT
  UPON THE DEATH OF THE                 THE PROCEEDS TO:        UNLESS. . .                                  RULES APPLY*
-------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE               The beneficiary (ies),      Unless the beneficiary elects to         Yes
ANNUITANT)                          or if none, to the          continue the Contract rather than
                                    Contract Owner's            receive the distribution.
                                    estate.
-------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)        The beneficiary (ies),      Unless the beneficiary elects to         Yes
                                    or if none, to the          continue the Contract rather than
                                    Contract Owner's            receive the distribution.
                                    estate.
-------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE           The beneficiary (ies),      Unless the beneficiary elects to         Yes
CONTRACT OWNER)                     or if none, to the          continue the Contract rather than
                                    Contract Owner.             receive the distribution.
-------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT      See death of "owner                                                  Yes
OWNER)                              who is the Annuitant"
                                    above.
-------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A         The beneficiary (ies)                                                Yes (Death of
NONNATURAL ENTITY/TRUST)            (e.g. the trust) or if                                               Annuitant is
                                    none, to the owner.                                                  treated as death
                                                                                                         of the owner in
                                                                                                         these
                                                                                                         circumstances.)
-------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                         No death proceeds are                                                N/A
                                    payable; Contract
                                    continues.
-------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY              No death proceeds are                                                N/A
                                    payable; Contract
                                    continues.
-------------------------------------------------------------------------------------------------------------------------------

                               QUALIFIED CONTRACTS

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                               MANDATORY
 BEFORE THE MATURITY DATE,             THE COMPANY WILL                                                       PAYOUT RULES
  UPON THE DEATH OF THE               PAY THE PROCEEDS TO:       UNLESS. . .                                     APPLY*
-------------------------------------------------------------------------------------------------------------------------------
OWNER / ANNUITANT                   The beneficiary (ies),       Unless the beneficiary elects to          Yes
                                    or if none, to the           continue the Contract rather than
                                    Contract Owner's estate.     receive the distribution.
-------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                         No death proceeds are                                                  N/A
                                    payable; Contract
                                    continues.
-------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY              No death proceeds are                                                  N/A
                                    payable; Contract
                                    continues.
-------------------------------------------------------------------------------------------------------------------------------

-------------
 * Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Participant or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

ELECTION OF OPTIONS AT MATURITY

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income plans (annuity options). While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity payments will begin on the Maturity Date stated in the Certificate unless it has been fully surrendered or the proceeds have been paid to the beneficiary before that date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments;
(c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor or (d) for a fixed amount. We may require proof that the Annuitant is alive before Annuity Payments are made. Not all options may be available in all states.

Any amount distributed from the Contract may be applied to any one of the annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless we consent to a lesser amount. If any periodic payments due are less than $100, we reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by Written Request to our Home Office at least 30 days prior to the date such election is to become effective. The form of such annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:

       (a) the Participant's name, address, date of birth, social security number

       (b) the amount to be distributed

       (c) the annuity option which is to be purchased

       (d) the date the annuity option payments are to begin

       (e) if the form of the annuity provides a death benefit in the event of the Participant's death, the name, relationship and address of the beneficiary as designated by you and

       (f) any other data that we may require.

Certain annuity options taken at the Maturity Date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF CASH VALUE DURING THE ANNUITY PERIOD

At the time an annuity option is elected, you also may elect to have the Participant's Cash Value applied to provide a variable annuity, a fixed annuity or a combination of both.

If no election is made to the contrary, the Cash Value will provide an annuity, which varies with the investment experience of the corresponding funding option(s) at the time of election. You or the Participant, if you so authorize, may elect to transfer Cash Values from one funding option to another ( as described in "Transfers",) in order to reallocate the basis on which Annuity Payments will be determined. Once Annuity Payments have begun, no further transfers are allowed.

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly annuity payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an annuity payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity payment. If you elect a variable annuity, the amount we apply to it will be the Cash Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables (or, if they would produce a larger payment, the tables then in effect on the Maturity Date) by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, assume your net investment rate corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment (as described under "Variable Annuity,") except that the amount we apply to begin the annuity will be your Contract Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

RETIRED LIFE CERTIFICATE

We will issue to each person to whom annuity benefits are being paid under the Contract a Certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.

ANNUITY OPTIONS

Option 1 -- Life Annuity/No Refund. A life annuity is an annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.

Option 2 -- Life Annuity With 120, 180 Or 240 Monthly Payments Assured. An annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then we will continue to make payments to the designated beneficiary during the remainder of the period.

Option 3 -- Life Annuity -- Cash Refund. We will make monthly Annuity Payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the Annuitant, the beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a variable annuity:

       (a) is the total amount applied under the option divided by the Annuity Unit value on the due date of the first annuity payment and is

           (1) the number of Annuity Units represented by each payment times

           (2) the number of payments made

and for a Fixed Annuity:

       (a) is the Cash Value applied on the Maturity Date under this option and

       (b) is the dollar amount of Annuity Payments already paid.

Option 4 -- Joint and Last Survivor Life Annuity. Monthly Annuity Payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

Option 5 -- Joint and Last Survivor Annuity -- Annuity Reduced on Death of Primary Payee. Monthly Annuity Payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, we will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, we will continue to make monthly Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 6 --Payments for a Fixed Period without Life Contingency. We will make monthly payments for the period selected.

Option 7 -- Other Annuity Options. We will make other arrangements for Annuity Payments as may be mutually agreed upon by you and us.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the

Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

For allocated contracts in use with deferred compensation plans, tax-deferred annuity plans, and combined qualified plans/tax deferred annuity plans, you may return the Contract for a full refund of the Cash Value (including charges) within ten days after you receive it (the "right to return period"). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk during the right to return period; therefore, the Cash Value returned may be greater or less than your Purchase Payment. All Cash Values will be determined as of the next valuation following the Company's receipt of your Written Request for refund.

TERMINATION OF ALLOCATED CONTRACTS

For purposes of the following discussion, "you" and "your" refer to the group Contract Owner. Under the allocated Contracts, if the Cash Value in a Participant's individual account is less than the termination amount as stated in your Contract, we reserve the right to terminate that account and move the Cash Value of that Participant's individual account to your account.

Any Cash Value to which a terminating Participant is not entitled under the Plan will be moved to your account at your direction.

You may discontinue this Contract by Written Request at any time for any reason. We reserve the right to discontinue this Contract if:

       (a) the Cash Value of the Contract is less than the termination amount or

       (b) We determine within our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law or

       (c) We receive notice that is satisfactory to us of plan termination

If we discontinue this Contract or we receive your Written Request to discontinue the Contract, we will, in our sole discretion and judgment:

       (a) accept no further payments for this Contract and

       (b) pay you the Cash Surrender Value of the funding options within 7 days of the date of our written notice to you, or distribute the Cash Surrender Value of each Participant's individual account as described in the settlement provisions section at your direction and

       (c) pay you an amount as described in the Fixed Account prospectus

If the Contract is discontinued, we will distribute the Cash Surrender Value to you no later than 7 days following our mailing the written notice of discontinuance to you at the most current address available on our records. Discontinuance of the Contract will not affect payments we are making under annuity options that began before the date of discontinuance.

CONTRACT EXCHANGES

       (a) You may transfer all or any part of your account's Cash Surrender Value from any funding option to any contract not issued by us. Such transfers may be subject to a sales charge, as described in the Contract. If authorized by the Contract Owner, a Participant may transfer all or any part of the individual account's Cash Surrender Value from one funding option to any contract not issued by us.

       (b) Under specific conditions, we may allow you to transfer to this Contract funds held by you in another group annuity contract issued by us or to transfer amounts from this Contract to another Contract issued by us without applying a sales charge to the funds being transferred. Once the transfer is complete and we have established an account for you at your direction, a new sales charge may apply, as described in the new Contract.

       (c) Under specific conditions, when authorized by state insurance law, we may credit a Plan up to 4% of the amount transferred to us from another group annuity not issued by us as reimbursement to the Plan for any exit penalty assessed by the other issuer. We may recover this credit through reduced compensation paid to the servicing agent or broker.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

ACCOUNT VALUE

During the accumulation period, the account value can be determined by multiplying the total number of funding option Accumulation Units credited to that account by the current Accumulation Unit value for the appropriate funding option and adding the sums for each funding option. There is no assurance that the value in any of the funding options will equal or exceed the Purchase Payments made to such funding options.

                              THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
The Travelers Insurance Company sponsors a separate account: The Travelers Separate Account QP for Variable Annuities ("Separate Account QP"). Separate Account QP was established on December 26, 1995 and is registered with the SEC as a unit investment trust (separate account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account QP for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent.

These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity Contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified

Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 701/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity Contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for Federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 591/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANY
The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts according to one or more schedules. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract

Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 2% annually of average account value (if asset-based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms.

The Company and TDLLC have entered into such an arrangement with Citigroup Global Market (f/k/a Smith Barney), an affiliate of the Company and TDLLC. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

TOWER SQUARE SECURITIES. TDLLC has entered into a selling agreement with Tower Square Securities, Inc. ("Tower Square"), which is affiliated with the Company. Registered representatives of Tower Square, who are properly licensed and appointed, may offer the Contract to customers. Such representatives are eligible for various cash benefits, such as bonuses, commission advances and non-cash compensation programs offered by the Company. Sales of the Contracts may help qualify a Tower Square representative for such benefits. Sales representatives may receive other payments from the Company for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, sales representatives who meet certain Company productivity, persistency and length of the services standards may be eligible for additional compensation.

CONFORMITY WITH STATE AND FEDERAL LAWS
The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS
The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners' instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

CONTRACT MODIFICATION
The Company reserves the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004, the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing. The Company is cooperating fully with all of these reviews and is not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix B. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 0.60%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (1/97).........................   2003        1.344           1.668               3,314,906
                                                               2002        1.804           1.344               2,932,920
                                                               2001        2.456           1.804               2,602,726
                                                               2000        3.163           2.456                 996,560
                                                               1999        2.073           3.163                 437,009
                                                               1998        1.290           2.073                 413,409
                                                               1997        1.000           1.290                  68,643

   Dreyfus Stock Index Fund -- Initial Shares (1/97)........   2003        1.322           1.687                 520,081
                                                               2002        1.713           1.322                 614,755
                                                               2001        1.963           1.713                 500,383
                                                               2000        2.176           1.963                 413,200
                                                               1999        1.815           2.176                 243,662
                                                               1998        1.424           1.815                 138,866
                                                               1997        1.077           1.424                  13,090

   High Yield Bond Trust (10/96)............................   2003        1.494           1.917                 500,771
                                                               2002        1.437           1.494                 206,913
                                                               2001        1.319           1.437                 194,917
                                                               2000        1.315           1.319                   8,718
                                                               1999        1.267           1.315                   4,573
                                                               1998        1.196           1.267                     533
                                                               1997        1.000           1.196                     197

   Managed Assets Trust (10/96).............................   2003        1.446           1.753               3,384,161
                                                               2002        1.591           1.446               2,932,943
                                                               2001        1.686           1.591               2,310,280
                                                               2000        1.724           1.686                 766,016
                                                               1999        1.519           1.724                  95,510

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   Managed Assets Trust  (continued)........................   1998        1.258           1.519                  23,844
                                                               1997        1.000           1.258                   5,565

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2003        0.617           0.767                 329,124
                                                               2002        0.890           0.617                 306,570
                                                               2001        1.000           0.890                 178,744

CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund -- Class I (10/96)......   2003        1.534           1.610                 662,519
                                                               2002        1.417           1.534                 513,410
                                                               2001        1.334           1.417                 122,849
                                                               2000        1.194           1.334                  17,825
                                                               1999        1.235           1.194                   8,580
                                                               1998        1.140           1.235                   6,982
                                                               1997        1.000           1.140                      --

   CitiStreet International Stock Fund --
   Class I (10/96)..........................................   2003        0.946           1.223                 777,156
                                                               2002        1.225           0.946                 323,555
                                                               2001        1.568           1.225                 349,886
                                                               2000        1.716           1.568                 187,532
                                                               1999        1.302           1.716                  58,143
                                                               1998        1.141           1.302                  20,676
                                                               1997        1.000           1.141                   3,405

   CitiStreet Large Company Stock Fund -- Class I (10/96)...   2003        0.876           1.116                 597,887
                                                               2002        1.142           0.876                 415,447
                                                               2001        1.364           1.142                 272,388
                                                               2000        1.613           1.364                 118,559
                                                               1999        1.628           1.613                  92,195
                                                               1998        1.417           1.628                  58,294
                                                               1997        1.000           1.417                   1,292

   CitiStreet Small Company Stock Fund -- Class I (10/96)...   2003        0.974           1.386                 883,563
                                                               2002        1.285           0.974                 586,956
                                                               2001        1.273           1.285                 304,920
                                                               2000        1.163           1.273                 138,115
                                                               1999        0.856           1.163                  92,398

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   CitiStreet Small Company Stock Fund -- Class I              1998        0.942           0.856                  70,995
   (continued)..............................................
                                                               1997        1.000           0.942                   5,090
                                                               1997        0.886           1.000                      --

Credit Suisse Trust
   Emerging Markets Portfolio (11/98).......................   2003        1.046           1.485                  39,486
                                                               2002        1.190           1.046                  33,858
                                                               2001        1.325           1.190                  11,235

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (1/99)........   2003        1.405           1.871                 636,474
                                                               2002        1.352           1.405                 325,441
                                                               2001        1.250           1.352                  71,516
                                                               2000        0.958           1.250                     600
                                                               1999        1.000           0.958                      --

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio --
   Initial Shares (7/98)....................................   2003        0.879           1.059                 395,420
                                                               2002        1.062           0.879                 323,041
                                                               2001        1.178           1.062                 100,385
                                                               2000        1.193           1.178                   8,776
                                                               1999        1.077           1.193                   3,743
                                                               1998        1.000           1.077                     502

   Dreyfus VIF Developing Leaders Portfolio --
   Initial Shares (9/98)....................................   2003        1.240           1.623               1,205,447
                                                               2002        1.542           1.240               1,104,419
                                                               2001        1.653           1.542                 892,061
                                                               2000        1.467           1.653                 465,722
                                                               1999        1.199           1.467                  63,771
                                                               1998        1.000           1.199                      --

Franklin Templeton Variable Insurance Products Trust
   Templeton Global Asset Allocation Fund --
   Class 1 Shares (10/96)...................................   2003        1.350           1.775                 101,995
                                                               2002        1.417           1.350                  95,945
                                                               2001        1.579           1.417                  84,808
                                                               2000        1.584           1.579                  52,302

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   Templeton Global Asset Allocation Fund --                   1999        1.297           1.584                  25,306
   Class 1 Shares  (continued)..............................
                                                               1998        1.226           1.297                  41,126
                                                               1997        1.000           1.226                   7,711

   Templeton Growth Securities Fund -- Class 1
   Shares (10/96)...........................................   2003        1.324           1.746                 422,132
                                                               2002        1.631           1.324                 386,289
                                                               2001        1.657           1.631                 340,692
                                                               2000        1.552           1.657                 295,851
                                                               1999        1.209           1.552                 299,758
                                                               1998        1.202           1.209                 212,737
                                                               1997        1.000           1.202                  44,138

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/01)..............   2003        0.894           1.011               2,007,620
                                                               2002        0.964           0.894               1,732,684
                                                               2001        1.000           0.964               1,050,044

   Mid Cap Growth Portfolio -- Service Shares (5/01)........   2003        0.553           0.740                 752,722
                                                               2002        0.773           0.553                 681,958
                                                               2001        1.000           0.773                 323,705

   Worldwide Growth Portfolio -- Service Shares (5/01)......   2003        0.621           0.763               1,332,255
                                                               2002        0.841           0.621               1,259,857
                                                               2001        1.000           0.841                 793,901

PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.148           1.198               1,647,691
                                                               2002        1.059           1.148               1,433,047
                                                               2001        1.000           1.059                 241,694

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)   2003        0.567           0.744                  55,253
                                                               2002        0.810           0.567                  84,242
                                                               2001        1.000           0.810                  45,903

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   Putnam VT International Equity Fund -- Class IB             2003        0.705           0.901               1,247,131
   Shares (5/01)............................................
                                                               2002        0.862           0.705                 915,170
                                                               2001        1.000           0.862                 381,220

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2003        0.889           1.322               1,334,080
                                                               2002        1.094           0.889                 970,390
                                                               2001        1.000           1.094                 255,109

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (10/98)..........................   2003        1.234           1.706               1,736,717
                                                               2002        1.657           1.234               1,398,103
                                                               2001        1.636           1.657                 787,918

   Investors Fund -- Class I (10/98)........................   2003        1.118           1.471                 612,882
                                                               2002        1.462           1.118                 539,109
                                                               2001        1.534           1.462                 543,168
                                                               2000        1.339           1.534                 143,552
                                                               1999        1.206           1.339                     106
                                                               1998        1.000           1.206                      --

   Small Cap Growth Fund -- Class I (5/01)..................   2003        0.633           0.937                 808,922
                                                               2002        0.975           0.633                 593,152
                                                               2001        1.000           0.975                 195,824

The Travelers Series Trust
   Convertible Securities Portfolio (8/99)..................   2003        1.121           1.407                 107,427
                                                               2002        1.212           1.121                  32,901
                                                               2001        1.230           1.212                   4,616
                                                               2000        1.100           1.230                     503
                                                               1999        1.000           1.100                  66,449

   Disciplined Mid Cap Stock Portfolio (9/98)...............   2003        1.370           1.821               1,810,988
                                                               2002        1.608           1.370               1,086,972
                                                               2001        1.686           1.608                 369,948
                                                               2000        1.454           1.686                  10,638
                                                               1999        1.222           1.454                   5,028
                                                               1998        1.000           1.222                       9

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   Merrill Lynch Large Cap Core Portfolio (10/98)...........   2003        0.824           0.993                 118,258
                                                               2002        1.108           0.824                  79,115
                                                               2001        1.437           1.108                 230,822
                                                               2000        1.531           1.437                 156,027
                                                               1999        1.245           1.531                  18,357
                                                               1998        1.000           1.245                   4,261

   MFS Emerging Growth Portfolio (5/01).....................   2003        0.533           0.684                  63,624
                                                               2002        0.816           0.533                  31,236
                                                               2001        1.000           0.816                   4,859

   MFS Mid Cap Growth Portfolio (10/98).....................   2003        0.830           1.131                 296,557
                                                               2002        1.633           0.830                 202,508
                                                               2001        2.152           1.633                 325,204
                                                               2000        1.979           2.152                 165,835
                                                               1999        1.213           1.979                     415
                                                               1998        1.000           1.213                      --

   Pioneer Fund Portfolio (10/96)...........................   2003        0.986           1.213                 170,355
                                                               2002        1.421           0.986                 125,367
                                                               2001        1.857           1.421                  87,240
                                                               2000        1.503           1.857                  33,198
                                                               1999        1.514           1.503                   8,345
                                                               1998        1.289           1.514                   6,675
                                                               1997        1.000           1.289                   1,494

   Social Awareness Stock Portfolio (10/96).................   2003        1.230           1.575                 404,894
                                                               2002        1.646           1.230                 332,072
                                                               2001        1.964           1.646                 276,743
                                                               2000        1.985           1.964                 104,272
                                                               1999        1.724           1.985                  40,351
                                                               1998        1.311           1.724                  12,064
                                                               1997        1.000           1.311                   1,465

   Travelers Quality Bond Portfolio (9/97)..................   2003        1.318           1.402                 283,298
                                                               2002        1.254           1.318                 236,922
                                                               2001        1.177           1.254                 131,098
                                                               2000        1.107           1.177                   1,597
                                                               1999        1.102           1.107                   1,221
                                                               1998        1.021           1.102                     228

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   U.S. Government Securities Portfolio (10/96).............   2003        1.621           1.655                 645,692
                                                               2002        1.435           1.621                 517,949
                                                               2001        1.364           1.435                  34,745
                                                               2000        1.199           1.364                   1,246
                                                               1999        1.259           1.199                      --
                                                               1998        1.149           1.259                   6,143

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)................   2003        0.657           0.845                 105,652
                                                               2002        0.869           0.657                  63,409
                                                               2001        1.000           0.869                  20,879

   MFS Total Return Portfolio (10/96).......................   2003        1.549           1.794               2,510,455
                                                               2002        1.645           1.549               2,201,507
                                                               2001        1.655           1.645               1,523,540
                                                               2000        1.427           1.655                  66,535
                                                               1999        1.399           1.427                  76,473
                                                               1998        1.260           1.399                  67,299
                                                               1997        1.000           1.260                   9,157

   Pioneer Strategic Income Portfolio (10/96)...............   2003        1.186           1.409                 135,056
                                                               2002        1.127           1.186                  62,808
                                                               2001        1.088           1.127                 117,990
                                                               2000        1.098           1.088                   4,035
                                                               1999        1.093           1.098                   9,311
                                                               1998        1.092           1.093                  31,397
                                                               1997        1.000           1.092                   6,058

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2003        1.000           1.002                   1,000

   Smith Barney High Income Portfolio (10/96)...............   2003        1.011           1.281                  56,803
                                                               2002        1.051           1.011                  21,046
                                                               2001        1.099           1.051                  12,732
                                                               2000        1.202           1.099                     170
                                                               1999        1.179           1.202                     306
                                                               1998        1.180           1.179                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   Smith Barney International All Cap Growth                   2003        0.702           0.890                 124,783
   Portfolio (10/96)........................................
                                                               2002        0.951           0.702                  99,780
                                                               2001        1.390           0.951                 113,887
                                                               2000        1.835           1.390                 212,289
                                                               1999        1.101           1.835                   6,115
                                                               1998        1.040           1.101                  13,292
                                                               1997        1.000           1.040                   6,580

   Smith Barney Large Cap Value Portfolio (10/96)...........   2003        1.102           1.398               3,033,990
                                                               2002        1.486           1.102               2,719,762
                                                               2001        1.628           1.486               2,156,095
                                                               2000        1.448           1.628                 706,152
                                                               1999        1.456           1.448                  64,998
                                                               1998        1.334           1.456                  21,635
                                                               1997        1.000           1.334                   7,515

   Smith Barney Large Capitalization Growth Portfolio (5/98)   2003        1.028           1.508                 238,213
                                                               2002        1.375           1.028                  39,296
                                                               2001        1.581           1.375                 124,406
                                                               2000        1.709           1.581                  78,925
                                                               1999        1.314           1.709                      --
                                                               1998        1.000           1.314                      --

   Smith Barney Money Market Portfolio (10/96)..............   2003        1.256           1.257                 548,095
                                                               2002        1.247           1.256                 384,180
                                                               2001        1.210           1.247                  36,990
                                                               2000        1.148           1.210                  56,905
                                                               1999        1.102           1.148                 504,494
                                                               1998        1.056           1.102                      --

   Strategic Equity Portfolio (10/96).......................   2003        1.065           1.404                 650,708
                                                               2002        1.614           1.065                 489,407
                                                               2001        1.874           1.614                 544,899
                                                               2000        2.305           1.874                 275,547
                                                               1999        1.753           2.305                  99,102
                                                               1998        1.367           1.753                  32,748
                                                               1997        1.000           1.367                  10,959

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class II Shares (5/01)......   2003        0.548           0.692                 245,721
                                                               2002        0.819           0.548                 151,687
                                                               2001        1.000           0.819                  56,640

   Enterprise Portfolio -- Class II Shares (5/01)...........   2003        0.639           0.799                  23,209
                                                               2002        0.913           0.639                  13,723
                                                               2001        1.000           0.913                   6,891

Variable Insurance Products Fund
   Equity -- Income Portfolio -- Initial Class (10/96)......   2003        1.311           1.698                 136,901
                                                               2002        1.588           1.311                 160,504
                                                               2001        1.680           1.588                 139,375
                                                               2000        1.559           1.680                  93,837
                                                               1999        1.475           1.559                 125,159
                                                               1998        1.329           1.475                  39,301

   Growth Portfolio -- Initial Class (10/96)................   2003        1.163           1.536                 452,503
                                                               2002        1.674           1.163                 467,001
                                                               2001        2.045           1.674                 600,404
                                                               2000        2.311           2.045                 499,206
                                                               1999        1.692           2.311                 168,043
                                                               1998        1.220           1.692                  77,604

   High Income Portfolio -- Initial Class (10/96)...........   2003        0.843           1.066                  36,607
                                                               2002        0.820           0.843                  36,031
                                                               2001        0.934           0.820                  45,868
                                                               2000        1.212           0.934                  94,397
                                                               1999        1.128           1.212                  46,277
                                                               1998        1.186           1.128                  40,705

Variable Insurance Products Fund II
   Asset Manager Portfolio -- Initial Class (10/96).........   2003        1.312           1.539                  72,935
                                                               2002        1.446           1.312                  73,597
                                                               2001        1.517           1.446                  63,204
                                                               2000        1.589           1.517                  56,454
                                                               1999        1.439           1.589                  38,657
                                                               1998        1.258           1.439                  32,515

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   Contrafund(R) Portfolio -- Service Class 2 (5/01)........   2003        0.855           1.089               4,062,355
                                                               2002        0.951           0.855               2,680,749
                                                               2001        1.000           0.951               1,433,561

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (5/01)...........................................   2003        0.779           0.968                  43,877
                                                               2002        0.848           0.779                  35,320
                                                               2001        1.000           0.848                  10,715

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2003        0.924           1.270               1,562,630
                                                               2002        1.034           0.924                 652,170
                                                               2001        1.000           1.034                 194,753

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 1.30%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (1/97).........................   2003        1.286           1.586               2,197,793
                                                               2002        1.740           1.286               2,026,597
                                                               2001        2.385           1.740               1,800,337
                                                               2000        3.092           2.385               1,555,883
                                                               1999        2.040           3.092               1,271,961
                                                               1998        1.279           2.040                 961,744
                                                               1997        1.027           1.279                 350,624

   Dreyfus Stock Index Fund -- Initial Shares (1/97)........   2003        1.266           1.604               1,886,932
                                                               2002        1.651           1.266               1,708,717
                                                               2001        1.905           1.651               1,588,526
                                                               2000        2.128           1.905               1,558,905
                                                               1999        1.787           2.128               1,399,407
                                                               1998        1.412           1.787               1,121,361
                                                               1997        1.075           1.412                 343,089
                                                               1996        1.000           1.075                      --

   High Yield Bond Trust (10/96)............................   2003        1.430           1.823                 110,217
                                                               2002        1.385           1.430                  80,261
                                                               2001        1.281           1.385                  67,746
                                                               2000        1.285           1.281                  48,596
                                                               1999        1.247           1.285                  42,157
                                                               1998        1.186           1.247                  28,684
                                                               1997        1.000           1.186                   3,815

   Managed Assets Trust (10/96).............................   2003        1.384           1.666                 493,913
                                                               2002        1.534           1.384                 480,471
                                                               2001        1.637           1.534                 438,370
                                                               2000        1.686           1.637                 401,308
                                                               1999        1.495           1.686                 362,589
                                                               1998        1.247           1.495                 299,403
                                                               1997        1.000           1.247                 223,823

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2003        0.610           0.753                  62,575
                                                               2002        0.886           0.610                  41,405
                                                               2001        1.000           0.886                   9,328

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund -- Class I (10/96)......   2003        1.469           1.531                 307,206
                                                               2002        1.366           1.469                 188,280
                                                               2001        1.295           1.366                 150,472
                                                               2000        1.167           1.295                  69,929
                                                               1999        1.216           1.167                  56,766
                                                               1998        1.130           1.216                  50,376
                                                               1997        1.000           1.130                  22,291

   CitiStreet International Stock Fund -- Class I (10/96)...   2003        0.905           1.162                 169,846
                                                               2002        1.181           0.905                 108,558
                                                               2001        1.523           1.181                  81,149
                                                               2000        1.677           1.523                  46,491
                                                               1999        1.282           1.677                  37,869
                                                               1998        1.131           1.282                  35,028
                                                               1997        1.000           1.131                  16,165

   CitiStreet Large Company Stock Fund -- Class I (10/96)...   2003        0.839           1.061                 493,283
                                                               2002        1.101           0.839                 363,378
                                                               2001        1.324           1.101                 326,861
                                                               2000        1.577           1.324                 246,823
                                                               1999        1.603           1.577                 186,669
                                                               1998        1.405           1.603                 153,298
                                                               1997        1.000           1.405                  42,001

   CitiStreet Small Company Stock Fund -- Class I (10/96)...   2003        0.933           1.317                 217,147
                                                               2002        1.239           0.933                 146,211
                                                               2001        1.236           1.239                 121,305
                                                               2000        1.137           1.236                 123,164
                                                               1999        0.842           1.137                  91,325
                                                               1998        0.934           0.842                  68,535
                                                               1997        1.000           0.934                  33,718

Credit Suisse Trust
   Emerging Markets Portfolio (11/98).......................   2003        1.016           1.432                   6,414
                                                               2002        1.163           1.016                   3,521
                                                               2001        1.305           1.163                   1,869

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (1/99)........   2003        1.366           1.807                  51,297
                                                               2002        1.324           1.366                  23,932
                                                               2001        1.233           1.324                   4,245
                                                               2000        0.951           1.233                      57
                                                               1999        1.000           0.951                      --

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial
   Shares (7/98)............................................   2003        0.852           1.020                 254,668
                                                               2002        1.037           0.852                 200,751
                                                               2001        1.159           1.037                 136,753
                                                               2000        1.181           1.159                  75,462
                                                               1999        1.074           1.181                  26,484
                                                               1998        1.000           1.074                      --

   Dreyfus VIF Developing Leaders Portfolio --
   Initial Shares (9/98)....................................   2003        1.203           1.564                 260,010
                                                               2002        1.507           1.203                 191,979
                                                               2001        1.627           1.507                  93,689
                                                               2000        1.454           1.627                  21,714
                                                               1999        1.196           1.454                  15,312
                                                               1998        1.000           1.196                   6,726

Franklin Templeton Variable Insurance Products Trust
   Templeton Global Asset Allocation Fund --
   Class 1 Shares (10/96)...................................   2003        1.292           1.688                 602,756
                                                               2002        1.366           1.292                 533,846
                                                               2001        1.533           1.366                 508,744
                                                               2000        1.548           1.533                 562,632
                                                               1999        1.277           1.548                 493,692
                                                               1998        1.067           1.277                 421,487
                                                               1997        1.000           1.067                  70,211

   Templeton Growth Securities Fund -- Class 1
   Shares (10/96)...........................................   2003        1.268           1.660                 841,902
                                                               2002        1.572           1.268                 779,945
                                                               2001        1.609           1.572                 703,962
                                                               2000        1.517           1.609                 684,317
                                                               1999        1.191           1.517                 613,623

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   Templeton Growth Securities Fund -- Class 1 Shares
   (continued)..............................................   1998        1.192           1.191                 499,388
                                                               1997        1.000           1.192                 218,117

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/01)..............   2003        0.884           0.992                  53,105
                                                               2002        0.959           0.884                  36,827
                                                               2001        1.000           0.959                   7,538

   Mid Cap Growth Portfolio -- Service Shares (5/01)........   2003        0.546           0.727                  42,656
                                                               2002        0.770           0.546                  30,854
                                                               2001        1.000           0.770                   4,574

   Worldwide Growth Portfolio -- Service Shares (5/01)......   2003        0.614           0.749                  41,629
                                                               2002        0.837           0.614                  22,552
                                                               2001        1.000           0.837                   5,640

PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.134           1.176                  69,312
                                                               2002        1.054           1.134                  43,128
                                                               2001        1.000           1.054                   7,564

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)   2003        0.560           0.730                  17,380
                                                               2002        0.806           0.560                  11,361
                                                               2001        1.000           0.806                   2,387

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2003        0.697           0.885                  34,761
                                                               2002        0.858           0.697                  13,050
                                                               2001        1.000           0.858                   5,115

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2003        0.879           1.298                  50,998
                                                               2002        1.089           0.879                  20,903
                                                               2001        1.000           1.089                   2,938

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (10/98)..........................   2003        1.199           1.645                  95,745
                                                               2002        1.620           1.199                  62,773
                                                               2001        1.611           1.620                  29,111

   Investors Fund -- Class I (10/98)........................   2003        1.085           1.418                  92,019
                                                               2002        1.429           1.085                  78,635
                                                               2001        1.510           1.429                  50,373
                                                               2000        1.328           1.510                   3,198
                                                               1999        1.204           1.328                   2,737
                                                               1998        1.000           1.204                      --

   Small Cap Growth Fund -- Class I (5/01)..................   2003        0.625           0.919                   7,411
                                                               2002        0.970           0.625                   3,265
                                                               2001        1.000           0.970                     565

The Travelers Series Trust
   Convertible Securities Portfolio (8/99)..................   2003        1.095           1.364                   8,119
                                                               2002        1.192           1.095                   5,244
                                                               2001        1.218           1.192                   1,191
                                                               2000        1.097           1.218                     179
                                                               1999        1.000           1.097                      --

   Disciplined Mid Cap Stock Portfolio (9/98)...............   2003        1.329           1.755                 139,688
                                                               2002        1.572           1.329                  94,044
                                                               2001        1.659           1.572                  36,696
                                                               2000        1.442           1.659                   1,270
                                                               1999        1.287           1.442                     542
                                                               1998        1.000           1.287                      --

   Merrill Lynch Large Cap Core Portfolio (10/98)...........   2003        0.800           0.957                  29,144
                                                               2002        1.083           0.800                  21,285
                                                               2001        1.415           1.083                  13,530
                                                               2000        1.518           1.415                   2,997
                                                               1999        1.243           1.518                     350
                                                               1998        1.000           1.243                      --

   MFS Emerging Growth Portfolio (5/01).....................   2003        0.527           0.672                  25,317
                                                               2002        0.812           0.527                  18,587
                                                               2001        1.000           0.812                  10,904

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   MFS Mid Cap Growth Portfolio (10/98).....................   2003        0.806           1.090                 194,788
                                                               2002        1.596           0.806                 121,825
                                                               2001        2.118           1.596                  53,126
                                                               2000        1.962           2.118                   5,885
                                                               1999        1.211           1.962                      --
                                                               1998        1.000           1.211                      --

   Pioneer Fund Portfolio (10/96)...........................   2003        0.944           1.153                  75,413
                                                               2002        1.370           0.944                  60,637
                                                               2001        1.803           1.370                  57,561
                                                               2000        1.470           1.803                   6,646
                                                               1999        1.490           1.470                   5,986
                                                               1998        1.278           1.490                   6,389
                                                               1997        1.000           1.278                     462

   Social Awareness Stock Portfolio (10/96).................   2003        1.177           1.497                 527,715
                                                               2002        1.587           1.177                 447,508
                                                               2001        1.906           1.587                 355,392
                                                               2000        1.941           1.906                 313,700
                                                               1999        1.697           1.941                 229,469
                                                               1998        1.300           1.697                 157,955
                                                               1997        1.000           1.300                  58,974

   Travelers Quality Bond Portfolio (9/97)..................   2003        1.271           1.342                 242,682
                                                               2002        1.217           1.271                 221,234
                                                               2001        1.151           1.217                 173,332
                                                               2000        1.090           1.151                 142,435
                                                               1999        1.092           1.090                 139,811
                                                               1998        1.019           1.092                 101,354
                                                               1997        1.000           1.019                   9,055

   U.S. Government Securities Portfolio (10/96).............   2003        1.552           1.574                 319,796
                                                               2002        1.383           1.552                 261,077
                                                               2001        1.324           1.383                 186,516
                                                               2000        1.172           1.324                 138,106
                                                               1999        1.239           1.172                 110,011
                                                               1998        1.139           1.239                  62,648
                                                               1997        1.000           1.139                  14,373

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)................   2003        0.650           0.829                  19,681
                                                               2002        0.864           0.650                   9,555
                                                               2001        1.000           0.864                   1,220

   MFS Total Return Portfolio (10/96).......................   2003        1.483           1.706                 578,646
                                                               2002        1.586           1.483                 487,466
                                                               2001        1.607           1.586                 293,600
                                                               2000        1.395           1.607                 151,272
                                                               1999        1.377           1.395                 136,549
                                                               1998        1.249           1.377                  90,723
                                                               1997        1.000           1.249                  89,438

   Pioneer Strategic Income Portfolio (10/96)...............   2003        1.135           1.340                 126,594
                                                               2002        1.086           1.135                 106,221
                                                               2001        1.056           1.086                 153,641
                                                               2000        1.074           1.056                 153,349
                                                               1999        1.076           1.074                 227,738
                                                               1998        1.083           1.076                  82,211
                                                               1997        1.000           1.083                  17,658

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2003        1.000           1.000                      --

   Smith Barney High Income Portfolio (10/96)...............   2003        0.968           1.219                  84,977
                                                               2002        1.014           0.968                  66,368
                                                               2001        1.067           1.014                  60,523
                                                               2000        1.176           1.067                  49,732
                                                               1999        1.161           1.176                  49,357
                                                               1998        1.171           1.161                  38,681
                                                               1997        1.000           1.171                   6,260

   Smith Barney International All Cap Growth
   Portfolio (10/96)........................................   2003        0.672           0.846                 134,562
                                                               2002        0.917           0.672                 132,135
                                                               2001        1.350           0.917                  96,390
                                                               2000        1.794           1.350                  58,628
                                                               1999        1.083           1.794                  25,632
                                                               1998        1.031           1.083                  18,937
                                                               1997        1.000           1.031                   5,601

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   Smith Barney Large Cap Value Portfolio (10/96)...........   2003        1.055           1.328                 279,208
                                                               2002        1.433           1.055                 255,034
                                                               2001        1.581           1.433                 237,866
                                                               2000        1.416           1.581                 204,244
                                                               1999        1.433           1.416                 218,475
                                                               1998        1.322           1.433                 190,418
                                                               1997        1.000           1.322                  51,250

   Smith Barney Large Capitalization Growth Portfolio (5/98)   2003        0.997           1.452                  92,876
                                                               2002        1.343           0.997                  44,408
                                                               2001        1.555           1.343                  22,563
                                                               2000        1.693           1.555                   6,223
                                                               1999        1.311           1.693                   1,853
                                                               1998        1.000           1.311                      --

   Smith Barney Money Market Portfolio (10/96)..............   2003        1.202           1.194                 697,628
                                                               2002        1.202           1.202                 789,747
                                                               2001        1.175           1.202                 591,721
                                                               2000        1.122           1.175                 440,206
                                                               1999        1.085           1.122                 462,445
                                                               1998        1.047           1.085                 237,923
                                                               1997        1.000           1.047                  39,703

   Strategic Equity Portfolio (10/96).......................   2003        1.020           1.334                 428,053
                                                               2002        1.556           1.020                 372,812
                                                               2001        1.819           1.556                 255,561
                                                               2000        2.254           1.819                 255,841
                                                               1999        1.726           2.254                 182,765
                                                               1998        1.355           1.726                 121,866
                                                               1997        1.000           1.355                  46,772

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class II Shares (5/01)......   2003        0.542           0.679                  44,736
                                                               2002        0.815           0.542                  26,158
                                                               2001        1.000           0.815                   4,939

   Enterprise Portfolio -- Class II Shares (5/01)...........   2003        0.632           0.784                  22,230
                                                               2002        0.909           0.632                   8,253
                                                               2001        1.000           0.909                     426

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
Variable Insurance Products Fund
   Equity -- Income Portfolio -- Initial Class (10/96)......   2003        1.255           1.614               1,360,272
                                                               2002        1.530           1.255               1,219,087
                                                               2001        1.631           1.530               1,154,279
                                                               2000        1.524           1.631               1,034,876
                                                               1999        1.452           1.524                 910,214
                                                               1998        1.042           1.452                 738,800

   Growth Portfolio -- Initial Class (10/96)................   2003        1.113           1.460               1,248,844
                                                               2002        1.614           1.113               1,129,017
                                                               2001        1.985           1.614                 974,148
                                                               2000        2.259           1.985               1,026,697
                                                               1999        1.665           2.259                 873,625
                                                               1998        1.209           1.665                 626,091

   High Income Portfolio -- Initial Class (10/96)...........   2003        0.807           1.014                 163,263
                                                               2002        0.790           0.807                 153,074
                                                               2001        0.907           0.790                 128,931
                                                               2000        1.185           0.907                 163,606
                                                               1999        1.110           1.185                 121,051
                                                               1998        1.176           1.110                  97,958

Variable Insurance Products Fund II
   Asset Manager Portfolio -- Initial Class (10/96).........   2003        1.256           1.463                 490,597
                                                               2002        1.394           1.256                 459,780
                                                               2001        1.473           1.394                 508,719
                                                               2000        1.553           1.473                 487,812
                                                               1999        1.416           1.553                 431,977
                                                               1998        1.247           1.416                 290,394

   Contrafund(R) Portfolio -- Service Class 2 (5/01)........   2003        0.845           1.069                  42,292
                                                               2002        0.947           0.845                  21,217
                                                               2001        1.000           0.947                  10,328

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (5/01)...........................................   2003        0.770           0.950                  16,388
                                                               2002        0.844           0.770                  13,031
                                                               2001        1.000           0.844                   1,686

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2003        0.914           1.247                  55,766
                                                               2002        1.029           0.914                  27,675
                                                               2001        1.000           1.029                   1,660

                                      NOTES

Effective April 30, 2003 Putnam Variable Trust: Putnam VT Voyager II Fund -- Class IB Shares changed its name to Putnam VT Discovery Growth Fund -- Class IB Shares.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 1, 2003 Janus Aspen Series: Aggressive Growth Portfolio -- Service Shares changed its name to Mid Cap Growth Portfolio -- Service Shares.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective July 1, 2003: The Travelers Series Fund Inc.: Putnam Diversified Income Portfolio changed its name to Pioneer Strategic Income Portfolio

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective Novemeber 5, 2003 Dreyfus Stock Index Fund, Inc.: Dreyfus Stock Index Fund changed its name to Dreyfus Stock Index Fund -- Initial Shares

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Small Cap Portfolio -- Initial Shares changed its name to Dreyfus VIF Development Leaders Portfolio -- Initial Shares.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Appreciation Portfolio -- Initial Shares changed its name to Dreyfus VIF Appreciation Portfolio -- Initial Shares.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new Contract Owners.

Variable Insurance Product Fund: High Income Portfolio -- Initial Class is no longer available to new Contract Owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund is no longer available to new Contract Owners.

                                   APPENDIX B
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:

                         The Insurance Company
                         Principal Underwriter
                         Distribution and Principal Underwriting Agreement Valuation of Assets
                         Federal Tax Considerations
                         Independent Accountants
                         Condensed Financial Information
                         Financial Statements




--------------------------------------------------------------------------------
Copies of the Statement of Additional Information dated May 3, 2004 (Form No. L 12549S) are available without charge. To request a copy, please complete the coupon found below and mail it to: The Travelers Insurance Company, Annuity Services, One Cityplace, 3 CP, Hartford, Connecticut, 06103-3415.

Name:
            ---------------------------------------------
Address:
            ---------------------------------------------

            ---------------------------------------------

                       THIS PAGE INTENTIONALLY LEFT BLANK

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES










                                                               TIC Ed. 5-2004
L-12549                                                        Printed in U.S.A

                                                                   SUPPLEMENT TO
                                                    PROSPECTUS DATED MAY 3, 2004

                        GOLD TRACK SELECT (NEW YORK ONLY)

The following information supplements the Gold Track Select variable annuity prospectus for The Travelers Fund QP for Variable Annuities issued by The Travelers Insurance Company. Please keep this supplement with the prospectus for future reference.

Additional funding options are available under the Gold Track Select contract in the state of New York. They are listed below, along with their investment objectives and investment advisers. For additional information regarding each funding option, please refer to the applicable funding option prospectus.

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                                 DISTRIBUTION                   TOTAL        CONTRACTUAL        NET TOTAL
                                                    AND/OR                     ANNUAL        FEE WAIVER          ANNUAL
                                  MANAGEMENT     SERVICE(12b-1)    OTHER      OPERATING    AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                      FEE            FEES        EXPENSES      EXPENSES     REIMBURSEMENT       EXPENSES
-------------------------------  --------------  --------------  ----------  ------------  ----------------  ----------------
Dreyfus Stock Index Fund             0.25%            --           0.02%        0.27%            --                0.27%

FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Templeton Growth
     Securities Fund - Class
     1 Shares                        0.81%            --           0.07%        0.88%            --                0.88%(1)
   Templeton Global Asset
     Allocation Fund - Class
     1 Shares                        0.61%            --           0.21%        0.82%            --               -- (2)

VARIABLE INSURANCE PRODUCTS
   FUND
   High Income Portfolio -
     Initial Class                   0.58%            --           0.11%        0.69%            --                0.69%
   Equity-Income Portfolio -
     Initial Class                   0.48%            --           0.09%        0.57%            --               --(3)
   Growth Portfolio - Initial
     Class                           0.58%            --           0.09%        0.67%            --               --(3)

VARIABLE INSURANCE PRODUCTS
   FUND II
   Asset Manager Portfolio -
     Initial Class                   0.53%            --           0.10%        0.63%            --               --(3)

NOTES

(1) The Fund administration fee is paid indirectly through the management fee.

(2) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees (Board) and an order of the Securities and Exchange Commission (SEC).

(3) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating Expenses for the Equity-Income Portfolio, Growth Portfolio, and Asset Manager Portfolio were 0.56%, 0.64%, and 0.62%, respectively.

The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example is based on the minimum and maximum Underlying Fund total annual operating expenses, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

EXAMPLE

----------------------------------------  ------------------------------------------------------------------------------
                                                                                 If Contract is NOT surrendered or
                                           If Contract is surrendered at the      annuitized at the end of period
                                                 end of period shown:                          shown:
                                          -------------------------------------  ---------------------------------------
                                            1         3          5         10      1          3          5         10
FUNDING OPTION                            YEAR      YEARS      YEARS      YEARS   YEAR      YEARS      YEARS      YEARS
------------------------------------------------------------------------------------------------------------------------
Underlying Fund with Maximum Total
Annual Operating Expenses                  677       938       1210       1867    160         496        855       1867
Underlying Fund with Minimum Total
Annual Operating Expenses                 1094      2166       3219       5722    599        1778       2934       5722

The following table shows the investment objective and investment adviser/subadviser of each funding option:

FUNDING                                                     INVESTMENT                                   INVESTMENT
OPTION                                                       OBJECTIVE                               ADVISER/SUBADVISER
----------------------------------------  ---------------------------------------------  ---------------------------------------
  Dreyfus Stock Index Fund                Seeks to match the total return of the S&P     The Dreyfus Corporation
                                          500 Index. The Fund normally invests in all    Subadviser:  Mellon Equity Associates
                                          500 stocks in the S&P 500 in proportion to
                                          their weighting in the index.
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Templeton Growth Securities Fund        Seeks long-term capital growth. The Fund       Templeton Global Advisors Limited
                                          normally invests in equity securities of
                                          companies located anywhere in the world,
                                          including the U.S. and emerging markets.

  Templeton Global Asset Allocation       Seeks high total return. The Fund normally     Templeton Investment Counsel, LLC
    Fund                                  invests in equity securities of companies
                                          in any country, debt securities of
                                          companies and governments of any country,
                                          and in money market instruments and it may
                                          invest in high-yield, lower rated bonds.

VARIABLE INSURANCE PRODUCTS FUND
  High Income Portfolio                   Seeks a high level of current income while     Fidelity Management & Research Company
                                          also considering growth of capital. The Fund
                                          normally invests in income-producing debt
                                          securities, preferred stocks and convertible
                                          securities, with an emphasis on
                                          lower-quality debt securities.

   Equity-Income Portfolio                Seeks reasonable income. The Fund normally     Fidelity Management & Research Company
                                          invests in equity securities with a focus on
                                          income producing equities.

   Growth Portfolio                       Seeks capital appreciation. The Fund           Fidelity Management & Research Company
                                          normally invests in common stocks believed
                                          to have above-average growth potential.
VARIABLE INSURANCE PRODUCTS FUND II
   Asset Manager Portfolio - Initial      Seeks high total return with reduced risk      Fidelity Management & Research Company
   Class                                  over the long-term. The Fund normally
                                          invests by allocating assets among stocks,
                                          bonds and short-term instruments.



L-21247-04                         Page 2 of 2                             05/04

                                GOLD TRACK SELECT
                                   PROSPECTUS
This prospectus describes Gold Track Select, a flexible premium group variable annuity contract (the "Contract") issued by The Travelers Insurance Company (the "Company," "us" or "we").

The Contract's value will vary daily to reflect the investment experience of the funding options you select and the interest credited to the Fixed Account. The Variable Funding Options available through Travelers Separate Account QP for Variable Annuities are:

Capital Appreciation Fund                                           SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
High Yield Bond Trust                                                  All Cap Fund -- Class I(4)
Managed Assets Trust                                                   Investors Fund -- Class I
Money Market Portfolio                                                 Small Cap Growth Fund -- Class I
AMERICAN FUNDS INSURANCE SERIES                                        Total Return Fund -- Class I
   Global Growth Fund -- Class 2 Shares                             SMITH BARNEY INVESTMENT SERIES
   Growth Fund -- Class 2 Shares                                       Smith Barney Premier Selections All Cap Growth Portfolio
   Growth-Income Fund -- Class 2 Shares                              THE TRAVELERS SERIES TRUST
CITISTREET FUNDS, INC.                                                 Convertible Securities Portfolio
   CitiStreet Diversified Bond Fund -- Class I                         Disciplined Mid Cap Stock Portfolio
   CitiStreet International Stock Fund -- Class I                      Equity Income Portfolio
   CitiStreet Large Company Stock Fund -- Class I                      Federated High Yield Portfolio
   CitiStreet Small Company Stock Fund -- Class I                      Large Cap Portfolio
DELAWARE VIP TRUST                                                     Lazard International Stock Portfolio
   Delaware VIP REIT Series-- Standard Class                           Merrill Lynch Large Cap Core Portfolio(5)
   Delaware VIP Small Cap Value Series-- Standard Class                MFS Emerging Growth Portfolio
DREYFUS VARIABLE INVESTMENT FUND                                       MFS Mid Cap Growth Portfolio
   Dreyfus Variable Investment Fund -- Appreciation Portfolio --       MFS Value Portfolio
     Initial Shares                                                    Pioneer Fund Portfolio(6)
   Dreyfus Variable Investment Fund -- Developing Leaders              Social Awareness Stock Portfolio
     Portfolio -- Initial Shares(1)                                    Travelers Quality Bond Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                   U.S. Government Securities Portfolio
   Mutual Shares Securities Fund -- Class 2 Shares                  TRAVELERS SERIES FUND INC.
   Templeton Developing Markets Securities Fund -- Class 2 Shares      AIM Capital Appreciation Portfolio
   Templeton Foreign Securities Fund -- Class 2 Shares                 MFS Total Return Portfolio
   Templeton Growth Securities Fund -- Class 2 Shares                  Pioneer Strategic Income Portfolio(7)
GREENWICH STREET SERIES FUND                                           SB Adjustable Rate Income Portfolio Smith Barney Class
   Appreciation Portfolio                                              Smith Barney Aggressive Growth Portfolio
   Equity Index Portfolio -- Class II Shares                           Smith Barney High Income Portfolio
JANUS ASPEN SERIES                                                     Smith Barney Large Cap Value Portfolio
   Mid Cap Growth Portfolio -- Service Shares(2)                       Smith Barney Large Capitalization Growth Portfolio
LAZARD RETIREMENT SERIES, INC.                                         Strategic Equity Portfolio(8)
   Lazard Retirement Small Cap Portfolio                            VAN KAMPEN LIFE INVESTMENT TRUST
LORD ABBETT SERIES FUND, INC.                                          Comstock Portfolio Class II Shares
   Growth and Income Portfolio                                         Emerging Growth Portfolio Class II Shares
   Mid-Cap Value Portfolio                                          VARIABLE ANNUITY PORTFOLIOS
OPPENHEIMER VARIABLE ACCOUNT FUNDS                                     Smith Barney Small Cap Growth Opportunities Portfolio
   Oppenheimer Main Street Fund/VA -- Service Shares(3)             VARIABLE INSURANCE PRODUCTS FUND II
PIMCO VARIABLE INSURANCE TRUST                                         Contrafund(R) Portfolio -- Service Class 2
   Total Return Portfolio -- Administrative Class                   VARIABLE INSURANCE PRODUCTS FUND III
PUTNAM VARIABLE TRUST                                                  Mid Cap Portfolio -- Service Class 2
   Putnam VT Small Cap Value Fund -- Class IB Shares

--------------
(1)     Formerly Small Cap Portfolio -- Initial Shares             (5)   Formerly MFS Research Portfolio
(2)     Formerly Aggressive Growth Portfolio -- Service Shares     (6)   Formerly Utilities Portfolio
(3)     Formerly Oppenheimer Main Street Growth & Income           (7)   Formerly Putnam Diversified Income Portfolio
           Fund/VA -- Service Shares                               (8)   Formerly Alliance Growth Portfolio
(4)     Formerly Capital Fund -- Class I

The Fixed Account is described in a separate prospectus. The Contract, certain contract features and/or some of the funding options may not be available in all states.

This prospectus sets forth the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a Statement of Additional Information ("SAI") dated May 3, 2004. We filed the SAI with the Securities and Exchange Commission ("SEC") and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Services, One Cityplace, 3 CP, Hartford, CT 06103-3415, call 1-800-842-9368, or access the SEC's website (http://www.sec.gov). See Appendix B for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                         PROSPECTUS DATED: MAY 3, 2004

                                TABLE OF CONTENTS

Glossary.................................................   3       Allocation of Cash Surrender Value during the
Summary..................................................   5         Annuity Period...................................    31
Fee Table................................................   8       Annuity Options....................................    31
Condensed Financial Information..........................  14       Variable Liquidity Benefit.........................    32
The Annuity Contract.....................................  14    Miscellaneous Contract Provisions.........................33
   Contract Owner Inquiries..............................  15       Right to Return........................................33
   Allocated Contracts...................................  15       Termination of Allocated Contracts.....................33
   Unallocated Contracts.................................  15       Contract Exchanges.....................................33
   Purchase Payments.....................................  15       Suspension of Payments.................................34
   Accumulation Units....................................  15    The Separate Account......................................34
   The Variable Funding Options..........................  16    Federal Tax Considerations................................35
Charges and Deductions...................................  22       General Taxation of Annuities..........................35
   General...............................................  22       Types of Contracts: Qualified and Non-qualified........35
   Withdrawal Charge.....................................  23       Qualified Annuity Contracts............................35
   Free Withdrawal Allowance.............................  24       Taxation of Qualified Annuity Contracts................35
   Mortality and Expense Risk Charge.....................  24       Mandatory Distributions for Qualified Plans............36
   Variable Liquidity Benefit Charge.....................  24       Non-qualified Annuity Contracts........................36
   Variable Funding Option Expenses......................  25       Diversification Requirements for Variable
   Premium Tax...........................................  25         Annuities............................................37
   Changes in Taxes Based upon Premium or Value..........  25       Ownership of the Investments...........................37
   Administrative Charge.................................  25       Taxation of Death Benefit Proceeds.....................37
   TPA Administrative Charges............................  25       Other Tax Considerations...............................37
Transfers................................................  25       Treatment of Charges for Optional Death Benefits.......37
   Dollar Cost Averaging.................................  26       Penalty Tax for Premature Distribution.................37
   Asset Allocation Advice...............................  27       Puerto Rico Tax Considerations.........................37
Access to your Money.....................................  27       Non-Resident Aliens....................................38
   Systematic Withdrawals................................  27    Other Information.........................................38
Ownership Provisions.....................................  28       The Insurance Company..................................38
   Types of Ownership....................................  28       Distribution of Variable Annuity Contracts.............38
   Contract Owner........................................  28       Conformity with State and Federal Laws.................39
   Beneficiary...........................................  28       Voting Rights..........................................40
Death Benefit............................................  28       Contract Modification..................................40
   Death Benefit Proceeds prior to Maturity Date.........  28       Restrictions on Financial Transactions.................40
   Payment of Proceeds...................................  29       Legal Proceedings and Opinions.........................40
   Death Benefit Proceeds after Maturity Date............  29    APPENDIX A: Condensed Financial Information for
The Annuity Period.......................................  29       Separate Account QP................................   A-1
   Maturity Date.........................................  29    APPENDIX B: Contents of the Statement of
   Allocation of Annuity.................................  30       Additional Information.............................   B-1
   Variable Annuity......................................  30    APPENDIX C: Texas Optional Retirement Plan
   Fixed Annuity.........................................  30       Participants..........................................C-1
   Election of Options...................................  31
   Retired Life Certificate..............................  31

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CERTIFICATE -- the document issued to Participants under a master group contract.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or any other office that we may designate for the purpose of administering this contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PARTICIPANT -- an individual participating under a group contract.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                       TRAVELERS GOLD TRACK SELECT ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by the Travelers Insurance Company is intended for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.

During the payout phase, you may choose to receive Annuity Payments from the Fixed Account or the Variable Funding Options. If you want to receive payments from your annuity, you can choose one of a number of annuity options.

Once you choose one of the annuity options and begin to receive payments, it cannot be changed. During the payout phase, you have the same investment choices you had during the accumulation phase. If amounts are directed to the Variable Funding Options, the dollar amount of your payments may increase or decrease.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with qualified retirement plans (which include contracts qualifying under Section 401(a), 403(b), or 457 of the Internal Revenue Code (the "Code"). The Contract may also be issued for non-qualified and unfunded deferred compensation plans, which do not qualify for special treatment under the Code. Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing the Contract for its Death Benefit, Annuity Option Benefits or other non-tax related benefits.

The minimum Purchase Payment allowed is an average of $1,000 annually per individual certificate, or $10,000 annually per group contract.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

WHO IS THE CONTRACT ISSUED TO? If a group allocated Contract is purchased, we issue certificates to the individual Participants. If a group unallocated Contract is purchased, we issue only the Contract. Where we refer to "you," we are referring to the group Participant. Where we refer to your Contract, we are referring to a group unallocated Contract or individual certificate, as applicable.

Depending on your retirement plan provisions, certain features and/or funding options described in this prospectus may not be available to you (for example, dollar-cost averaging, the CHART program, etc.). Your retirement plan provisions supercede the prospectus. If you have any questions about your specific retirement plan, contact your plan administrators.

IS THERE A RIGHT TO RETURN PERIOD? If the Contract is issued to a tax-deferred annuity plan, deferred compensation plan or combined qualified/tax-deferred annuity plan, and you cancel the Contract within ten days after you receive it, you receive a full refund of the cash value plus any Contract charges you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return (free look), or the return of the Purchase Payments, we will comply. You bear the investment risk on the Purchase Payments allocated to a Variable Funding Option during the free look period; therefore, the cash value returned to you may be greater or less than your Purchase Payment. The cash value will be determined as of the close of business on the day we receive a Written Request for a refund. There is no right to return period for unallocated contracts.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may also transfer between the Fixed Account and the non-competing Variable Funding Options at least once every six months, provided no more than 20% of the Fixed Account value is transferred out in any Contract Year.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct a maximum sub-account administrative charge of .10% annually, depending upon the terms of your allocated contract. We deduct a maximum annual insurance charge of 1.20% of the amounts you direct to the Variable Funding Options. Each Variable Funding Option also charges for management costs and other expenses.

If you withdraw amounts from the Contract, a surrender charge may apply. The amount of the charge depends on the length of time the Contract has been in force. If you withdraw all amounts under the Contract, or if you begin receiving annuity/income payments, we may be required by your state to deduct a premium tax.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn. Please refer to The Annuity Period for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

You may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the owner, joint owner or Annuitant. Assuming you are the Annuitant, if you die before you move to the income phase, the person you have chosen as your beneficiary will receive a death benefit. The death benefit paid depends on your age at the time of your death. The death benefit is calculated as of the close of the business day on which the Home Office receives Due Proof of Death. Please refer to the Death Benefit section of the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

       o ASSET ALLOCATION ADVICE. If allowed, you may elect to enter into a separate advisory agreement with CitiStreet Financial Services LLC. ("CFS"), an affiliate of the Company, for the purpose of receiving asset allocation advice under CFS's CHART Program. The CHART Program allocates all Purchase Payments among the CitiStreet Funds. The CHART Program and applicable fees are fully described in a separate disclosure statement.

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

                                    FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER MAXIMUM TRANSACTION EXPENSES

SURRENDER CHARGE:                                                          5%(1)
AS A PERCENTAGE OF AMOUNT SURRENDERED

VARIABLE LIQUIDITY BENEFIT CHARGE:                                         5%(2)
AS A PERCENTAGE OF THE PRESENT VALUE OF THE REMAINING ANNUITY PAYMENTS THAT ARE SURRENDERED. THE INTEREST RATE USED TO CALCULATE THIS PRESENT VALUE IS 1% HIGHER THAN THE ASSUMED (DAILY) NET INVESTMENT FACTOR USED TO CALCULATE THE ANNUITY PAYMENTS.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

ADMINISTRATIVE CHARGES
             Funding Option Administrative Charge.....................  0.10%
             (AS A PERCENTAGE OF AMOUNTS ALLOCATED TO THE VARIABLE FUNDING
              OPTIONS UNDER ALLOCATED CONTRACTS)

MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES
             Mortality & Expense Risk Charge..........................  1.20%
             (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE SEPARATE
              ACCOUNT)

--------------
(1)  The surrender charge declines to zero after end of the 8th
     Contract/Certificate Year. The charge is as follows:

       CONTRACT/CERTIFICATE YEAR       SURRENDER CHARGE
       --------------------------   ------------------------
                  0-2                         5%
                  3-4                         4%
                  5-6                         3%
                  7-8                         2%
                  9+                          0%

(2) This withdrawal charge only applies when you make a surrender after beginning to receive Annuity Payouts. The charge is as follows:

       CONTRACT/CERTIFICATE YEAR       WITHDRAWAL CHARGE
       --------------------------   ------------------------
                  0-2                         5%
                  3-4                         4%
                  5-6                         3%
                  7-8                         2%
                  9+                          0%

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2003 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                        MINIMUM                        MAXIMUM
-----------------------------------------------------------   ----------------------------   ----------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses......               0.42%                          4.72%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                               DISTRIBUTION                             CONTRACTUAL FEE         NET TOTAL
                                                  AND/OR                  TOTAL ANNUAL      WAIVER               ANNUAL
                                 MANAGEMENT   SERVICE (12b-1)   OTHER      OPERATING     AND/OR EXPENSE         OPERATING
UNDERLYING FUND:                    FEE            FEES        EXPENSES     EXPENSES      REIMBURSEMENT          EXPENSES
---------------                  ----------   ---------------  --------   ------------  ---------------        ------------
Capital Appreciation Fund....      0.75%           --           0.07%        0.82%            --                 0.82%(18)
High Yield Bond Trust........      0.52%           --           0.13%        0.65%            --                 0.65%(1)
Managed Assets Trust.........      0.50%           --           0.09%        0.59%            --                 0.59%(18)
Money Market Portfolio.......      0.32%           --           0.10%        0.42%            --                 0.42%(2)
AIM VARIABLE INSURANCE
   FUNDS, INC.
   AIM V.I. Premier Equity
     Fund -- Series I+.......      0.61%           --           0.24%        0.85%            --                 0.85%
AMERICAN FUNDS INSURANCE
   SERIES
   Global Growth Fund --
     Class 2 Shares*.........      0.66%          0.25%         0.04%        0.95%            --                 0.95%
   Growth Fund -- Class 2
     Shares*.................      0.37%          0.25%         0.02%        0.64%            --                 0.64%
   Growth-Income Fund --
     Class 2 Shares*.........      0.33%          0.25%         0.01%        0.59%           0.00%               0.59%
CITISTREET FUNDS, INC.
   CitiStreet Diversified
     Bond Fund -- Class I....      0.44%           --           0.11%        0.55%            --                 0.55%
   CitiStreet International
     Stock Fund -- Class I...      0.74%           --           0.16%        0.90%            --                 0.90%
   CitiStreet Large Company
     Stock Fund -- Class I...      0.53%           --           0.10%        0.63%            --                 0.63%
   CitiStreet Small Company
     Stock Fund -- Class I...      0.60%           --           0.19%        0.79%            --                 0.79%
CITISTREET FUNDS, INC. **
   CitiStreet Diversified
     Bond Fund -- Class I....      0.44%           --           1.36%        1.80%            --                 1.80%
   CitiStreet International
     Stock Fund -- Class I...      0.74%           --           1.41%        2.15%            --                 2.15%
   CitiStreet Large Company
     Stock Fund -- Class I...      0.53%           --           1.35%        1.88%            --                 1.88%
   CitiStreet Small Company
     Stock Fund -- Class I...      0.60%           --           1.44%        2.04%            --                 2.04%
CREDIT SUISSE TRUST
   Credit Suisse Trust
     Emerging Market
     Portfolio+..............      1.25%           --           0.56%        1.81%            --                   --(24)
DELAWARE VIP TRUST
   Delaware VIP REIT Series
     -- Standard Class.......      0.75%           --           0.11%        0.86%            --                 0.86%(3)
   Delaware VIP Small Cap
     Value Series --
     Standard Class..........      0.75%           --           0.11%        0.86%            --                 0.86%(4)


                                               DISTRIBUTION                             CONTRACTUAL FEE         NET TOTAL
                                                  AND/OR                  TOTAL ANNUAL      WAIVER               ANNUAL
                                 MANAGEMENT   SERVICE (12b-1)   OTHER      OPERATING     AND/OR EXPENSE         OPERATING
UNDERLYING FUND:                    FEE            FEES        EXPENSES     EXPENSES      REIMBURSEMENT          EXPENSES
---------------                  ----------   ---------------  --------   ------------  ---------------        ------------
  DREYFUS VARIABLE
     INVESTMENT FUND
     Dreyfus Variable
       Investment Fund --
       Appreciation
       Portfolio -- Initial
       Shares...............      0.75%           --           0.05%       0.80%             --                 0.80%
     Dreyfus Variable
       Investment Fund --
       Developing Leaders
       Portfolio --
       Initial Shares.......      0.75%           --           0.07%       0.82%             --                 0.82%
  FRANKLIN TEMPLETON
     VARIABLE INSURANCE
     PRODUCTS TRUST
     Mutual Shares
       Securities Fund --
       Class 2 Shares*......      0.60%          0.25%         0.20%       1.05%             --                 1.05%(5)
     Templeton Developing
       Markets Securities
       Fund -- Class 2
       Shares*..............      1.25%          0.25%         0.30%       1.80%             --                 1.80%
     Templeton Foreign
       Securities Fund --
       Class 2 Shares*......      0.69%          0.25%         0.22%       1.16%            0.04%               1.12%(6)
     Templeton Growth
       Securities Fund --
       Class 2 Shares*......      0.81%          0.25%         0.07%       1.13%             --                 1.13%(8)
  GREENWICH STREET SERIES
     FUND
     Appreciation Portfolio.      0.75%           --           0.02%       0.77%             --                 0.77%
     Equity Index Portfolio
       -- Class II Shares*..      0.31%          0.25%         0.04%       0.60%             --                 0.60%
     Fundamental Value
       Portfolio+...........      0.75%           --           0.02%       0.77%             --                 0.77%
  JANUS ASPEN SERIES
     Balanced Portfolio --
       Service Shares*+.....      0.65%          0.25%         0.02%       0.92%             --                 0.92%
     Mid Cap Growth
       Portfolio -- Service
       Shares*..............      0.65%          0.25%         0.02%       0.92%             --                 0.92%
     Worldwide Growth
       Portfolio -- Service
       Shares*+.............      0.65%          0.25%         0.06%       0.96%             --                 0.96%
  LAZARD RETIREMENT SERIES,
     INC.
     Lazard Retirement
       Small Cap Portfolio*.      0.75%          0.25%         0.42%       1.42%            0.17%               1.25%(9)
  LORD ABBETT SERIES FUND,
     INC.
     Growth and Income
       Portfolio............      0.50%           --           0.35%       0.85%             --                 0.85%
     Mid-Cap Value Portfolio      0.75%           --           0.33%       1.08%             --                 1.08%
  OPPENHEIMER VARIABLE
     ACCOUNT FUNDS
     Oppenheimer Main
       Street Fund/VA --
       Service Shares*......      0.68%          0.25%         0.03%       0.96%             --                 0.96%
  PIMCO VARIABLE INSURANCE
     TRUST
     Total Return Portfolio
       -- Administrative
       Class*...............      0.25%          0.15%         0.26%       0.66%            0.01%               0.65%(10)
  PUTNAM VARIABLE TRUST
     Putnam VT Discovery
       Growth Fund -- Class
       IB Shares*+..........      0.70%          0.25%         0.86%       1.81%             --                 1.81%(11)
     Putnam VT
       International Equity
       Fund -- Class IB
       Shares*+.............      0.77%          0.25%         0.22%       1.24%             --                 1.24%(11)
     Putnam VT Small Cap
       Value Fund -- Class
       IB Shares*...........      0.80%          0.25%         0.12%       1.17%             --                 1.17%(11)


                                               DISTRIBUTION                             CONTRACTUAL FEE         NET TOTAL
                                                  AND/OR                  TOTAL ANNUAL      WAIVER               ANNUAL
                                 MANAGEMENT   SERVICE (12b-1)   OTHER      OPERATING     AND/OR EXPENSE         OPERATING
UNDERLYING FUND:                    FEE            FEES        EXPENSES     EXPENSES      REIMBURSEMENT          EXPENSES
---------------                  ----------   ---------------  --------   ------------  ---------------        ------------
SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC.
   All Cap Fund -- Class I...      0.85%           --           0.13%        0.98%            --                 0.98%
   Investors Fund -- Class I.      0.70%           --           0.12%        0.82%            --                 0.82%
   Small Cap Growth Fund --
     Class I.................      0.75%           --           0.51%        1.26%            --                 1.26%
   Total Return Fund --
     Class I.................      0.80%           --           0.21%        1.01%            --                    --(24)
SMITH BARNEY INVESTMENT
   SERIES
   Smith Barney Large Cap
     Core Portfolio+.........      0.75%           --           0.16%        0.91%            --                 0.91%
   Smith Barney Premier
     Selections All Cap
     Growth Portfolio........      0.75%           --           0.15%        0.90%            --                 0.90%
STRONG VARIABLE INSURANCE
   FUNDS, INC.
   Strong Multi Cap Value
     Fund II+................      0.75%           --           0.86%        1.61%            --                    --(12)
THE TRAVELERS SERIES TRUST
   Convertible Securities
     Portfolio...............      0.60%           --           0.18%        0.78%            --                 0.78%(13)
   Disciplined Mid Cap Stock
     Portfolio...............      0.70%           --           0.12%        0.82%            --                 0.82%(14)
   Equity Income Portfolio...      0.75%           --           0.12%        0.87%            --                 0.87%(14)
   Federated High Yield
     Portfolio...............      0.65%           --           0.25%        0.90%            --                 0.90%(14)
   Federated Stock Portfolio+      0.63%           --           0.28%        0.91%            --                 0.91%(14)
   Large Cap Portfolio.......      0.75%           --           0.11%        0.86%            --                 0.86%(14)
   Lazard International
     Stock Portfolio.........      0.83%           --           0.17%        1.00%            --                 1.00%(18)
   Merrill Lynch Large Cap
     Core Portfolio..........      0.80%           --           0.19%        0.99%            --                 0.99%(15)
   MFS Emerging Growth
     Portfolio...............      0.75%           --           0.14%        0.89%            --                 0.89%(14)
   MFS Mid Cap Growth
     Portfolio...............      0.80%           --           0.12%        0.92%            --                 0.92%(15)
   MFS Value Portfolio.......      0.75%           --           0.33%        1.08%            --                    --(15)
   Pioneer Fund Portfolio....      0.72%           --           0.40%        1.12%            --                 1.12%(16)
   Social Awareness Stock
     Portfolio...............      0.62%           --           0.16%        0.78%            --                 0.78%(18)
   Travelers Quality Bond
     Portfolio...............      0.32%           --           0.11%        0.43%            --                 0.43%(17)
   U.S. Government
     Securities Portfolio....      0.32%           --           0.10%        0.42%            --                 0.42%(18)
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation
     Portfolio...............      0.80%           --           0.05%        0.85%            --                 0.85%
   MFS Total Return Portfolio      0.80%           --           0.02%        0.82%            --                 0.82%
   Pioneer Strategic Income
     Portfolio...............      0.75%           --           0.25%        1.00%            --                 1.00%
   SB Adjustable Rate Income
     Portfolio Smith Barney
     Class*..................      0.60%          0.25%         3.87%        4.72%           3.72%               1.00%(19)
   Smith Barney Aggressive
     Growth Portfolio........      0.80%           --           0.02%        0.82%            --                 0.82%
   Smith Barney High Income
     Portfolio...............      0.60%           --           0.09%        0.69%            --                 0.69%
   Smith Barney
     International All Cap
     Growth Portfolio+.......      0.90%           --           0.09%        0.99%            --                 0.99%


                                               DISTRIBUTION                             CONTRACTUAL FEE         NET TOTAL
                                                  AND/OR                  TOTAL ANNUAL      WAIVER               ANNUAL
                                 MANAGEMENT   SERVICE (12b-1)   OTHER      OPERATING     AND/OR EXPENSE         OPERATING
UNDERLYING FUND:                    FEE            FEES        EXPENSES     EXPENSES      REIMBURSEMENT          EXPENSES
---------------                  ----------   ---------------  --------   ------------  ---------------        ------------
   Smith Barney Large Cap          0.65%           --           0.04%        0.69%            --                 0.69%
     Value Portfolio.........
   Smith Barney Large
     Capitalization Growth
     Portfolio...............      0.75%           --           0.04%        0.79%            --                 0.79%
   Smith Barney Money Market
     Portfolio+..............      0.50%           --           0.03%        0.53%            --                 0.53%
   Strategic Equity Portfolio      0.80%           --           0.04%        0.84%            --                 0.84%
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Comstock Portfolio Class
     II Shares*..............      0.60%          0.25%         0.05%        0.90%            --                 0.90%
   Emerging Growth Portfolio
     Class II Shares*........      0.70%          0.25%         0.07%        1.02%            --                 1.02%
   Enterprise Portfolio
     Class II Shares*+.......      0.50%          0.25%         0.14%        0.89%            --                --(20)
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap
     Growth Opportunities
     Portfolio...............      0.75%           --           0.40%        1.15%            --                --(24)
VARIABLE INSURANCE PRODUCTS
   FUND II
   Contrafund(R) Portfolio --
     Service Class 2*........      0.58%          0.25%         0.10%        0.93%            --                --(21)
VARIABLE INSURANCE PRODUCTS
   FUND III
   Dynamic Capital
     Appreciation Portfolio
     -- Service Class 2*+....      0.58%          0.25%         1.27%        2.10%            --                --(22)
   Mid Cap Portfolio --
     Service Class 2*........      0.58%          0.25%         0.12%        0.95%            --                --(23)

--------------
 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

 **    Includes 0.0125 CHART asset allocation fee.

 +     Closed to new investors.

NOTES
 (1) Management fee is based on 0.50% on first $50 million of net assets; 0.40% on the next $100 million; 0.30% on the next $100 million and 0.25% on assets in excess of $250 million. Other Expenses include 0.06% adminstrative services fee the Fund pays to Travelers Insurance Company.

 (2) Fund has a voluntary waiver of 0.40%. Other Expenses include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (3) The investment advisor for the Delaware VIP REIT Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2004, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Effective May 1, 2004 through April 30, 2005, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

 (4) The investment advisor for the Delaware VIP Small Cap Value Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2004, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Effective May 1, 2004 through April 30, 2005, DMC has contractually agreed to waive its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

 (5) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

 (6) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees (Board) and an order of the Securities and Exchange Commission (SEC).

 (7) The Fund administration fee is paid indirectly through the management fee.

 (8) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

 (9) Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2004 to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.

 (10) "Other Expenses" reflects a 0.25% administrative fee, and 0.01% representing the Portfolio's pro rata Trustees' fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

 (11) There was no fee waiver or expense reimbursement for 2003, but effective January 28, 2004 there will be a limit in effect. Effective January 28, 2004, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 2004, to the extent that each fund's net expenses as a percentage of its net assets exceed the average expense ratio for the fund's Lipper peer group of funds underlying variable insurance products.

 (12) The Fund participated in a program under which it received a credit for part of the brokerage commission paid in transactions with participating brokers. This credit was applied to the Fund's Operating Expenses that were not attributable to Strong or its affiliates. Total Annual Operating Expenses do not reflect these credits or voluntary waiver of fess and/or expense absorptions. After giving effect to these credits and with waivers and/or absorptions, Total Annual Operating expenses were 1.13%. We can modify or terminate voluntary waivers and/or absorptions at any time.

 (13) Fund has a voluntary waiver of 0.80%. Other Expenses include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (14) Fund has a voluntary waiver of 0.95%. Other Expenses include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (15) Fund has a voluntary waiver of 1.00%. Other Expenses include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (16) Effective 5/1/03, shareholders approved a new Investment Advisory Agreement that increased the management fee from 0.65% to 0.75%. The actual Management Fee for the year was a blended rate of 0.72%. Other Expenses include 0.06% adminstrative services fee the Fund pays to Travelers Insurance Company.

 (17) Fund has a voluntary waiver of 0.75%. Other Expenses include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (18) Fund has a voluntary waiver of 1.25%. Other Expenses include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (19) Pursuant to an agreement, the Investment Advisor has agreed, for the period of one year, commencing November 1, 2003, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 1.00%.

 (20) Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percentage of average daily net assets in excess of .60% and .85% for Classes I and II, respectively. For the year ended December 31, 2003, the Adviser waived $57,431 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

 (21) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.90%. These offsets may be discontinued at any time.

 (22) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 1.15%. The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.25%. The expense ratio shown reflects the expense cap in effect at period end. This arrangement can be discountinued by the fund's manager at any time.

 (23) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.

(24) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for Underlying Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the Underlying Fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the Underlying Fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                          VOLUNTARY FEE
                                                                          WAIVER AND/OR
                                                                             EXPENSE               NET TOTAL ANNUAL
      FUNDING OPTION                                                      REIMBURSEMENT           OPERATING EXPENSES
      ----------------                                              --------------------------  -----------------------
      Credit Suisse Trust Emerging Market Portfolio............               0.41%                     1.40%
      Total Return Fund -- Class I.............................               0.01%                     1.00%
      Strong Multi Cap Value Fund II...........................               0.48%                     1.13%
      MFS Value Portfolio......................................               0.08%                     1.00%
      Enterprise Portfolio Class II Shares.....................               0.04%                     0.85%
      Smith Barney Small Cap Growth Opportunities Portfolio....               0.25%                     0.90%
      Contrafund(R) Portfolio -- Service Class 2...............               0.03%                     0.90%
      Dynamic Capital Appreciation Portfolio -- Service Class 2               0.95%                     1.15%
      Mid Cap Portfolio -- Service Class 2.....................               0.02%                     0.93%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

EXAMPLE

                                        IF CONTRACT IS SURRENDERED AT THE END OF        IF CONTRACT IS NOT SURRENDERED OR
                                                     PERIOD SHOWN                   ANNUITIZED AT THE END OF  PERIOD SHOWN
                                       -----------------------------------------   -----------------------------------------
FUNDING OPTION                         1 YEAR     3 YEARS    5 YEARS   10 YEARS     1 YEAR     3 YEARS   5 YEARS   10 YEARS
-----------------                      --------   ---------  --------  ---------   ----------  --------- --------- ---------
Underlying Fund with Minimum Total
Annual Operating Expenses...........     691        983       1286       2030         175        542       933       2030
Underlying Fund with Maximum Total
Annual Operating Expenses...........    1094        2166      3219       5722         599        1778      2934      5722

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Travelers Gold Track Select Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date (referred to as the Annuity Commencement Date" in your Contract.). The Purchase Payments accumulate tax-deferred in the funding options of your choice. We offer multiple Variable Funding Options, and one Fixed Account option. The

Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Cash Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Cash Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Cash Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

ALLOCATED CONTRACTS

A group allocated contract will cover all present and future Participants under the Contract. A Participant under an allocated contract receives a certificate that evidences participation in the Contract.

UNALLOCATED CONTRACTS

We offer an unallocated annuity contract, designed for use with certain Qualified Plans where the employer has secured the services of a Third Party Administrator (TPA).

We will issue the Contracts to an employer or the trustee(s) or custodian of an employer's Qualified Plan. We hold all Purchase Payments under the Contract, as directed by the Contract Owner. There are no individual accounts under the unallocated Contracts for individual Participants in the Qualified Plan.

PURCHASE PAYMENTS

The minimum Purchase Payment allowed is an average of $1,000 annually per individual certificate, or $10,000 annually per group contract. The initial Purchase Payment is due and payable before the Contract becomes effective.

We will apply the initial Purchase Payment within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day, if received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each Variable Funding Option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

                                                           INVESTMENT                                 INVESTMENT
            FUNDING OPTION                                 OBJECTIVE                             ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
Capital Appreciation Fund                 Seeks growth of capital. The Fund           Travelers Asset Management
                                          normally invests in equity securities       International Company LLC ("TAMIC")
                                          of issuers of any size and in any           Subadviser: Janus Capital Corp.
                                          industry.

High Yield Bond Trust                     Seeks high current income. The Fund         Travelers Asset Management
                                          normally invests in below                   International Company LLC ("TAMIC")
                                          investment-grade bonds and debt
                                          securities.

Managed Assets Trust                      Seeks high total return. The Fund           Travelers Asset Management
                                          normally invests in equities,               International Company LLC ("TAMIC")
                                          convertible and fixed-income                Subadviser: Travelers Investment
                                          securities. The Fund's policy is to         Management Company ("TIMCO")
                                          allocate investments among asset
                                          classes.

Money Market Portfolio                    Seeks high current return with              Travelers Asset Management
                                          preservation of capital and liquidity.      International Company LLC ("TAMIC")
                                          The Fund normally invests in
                                          high-quality short term money market
                                          instruments.

AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Premier Equity Fund --        Seeks to achieve long term growth of        A I M Advisers, Inc.
     Series I+                            capital. Income is a secondary
                                          objective. The Fund normally invests
                                          in equity securities, including
                                          convertible securities.

AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2          Seeks capital appreciation. The Fund        Capital Research and Management
     Shares                               normally invests in common stocks of        Co. ("CRM")
                                          companies located around the world.

   Growth Fund -- Class 2 Shares          Seeks capital appreciation. The Fund        Capital Research and Management Co.
                                          normally invests in common stocks of
                                          companies that appear to offer superior
                                          opportunities for growth of capital.

   Growth-Income Fund -- Class 2          Seeks capital appreciation and income.      Capital Research and Management Co.
     Shares                               The Fund normally invests in common
                                          stocks or other securities that
                                          demonstrate the potential for
                                          appreciation and/or dividends.

CITISTREET FUNDS, INC.
   CitiStreet Diversified Bond            Seeks maximum long term total return.       CitiStreet Funds Management LLC
     Fund -- Class I                      The Fund normally invests in fixed          ("CitiStreet")
                                          income securities.                          Subadviser: Western
                                                                                      AssetManagement Company; Salomon
                                                                                      Brothers Asset Management
                                                                                      ("SBAM"); and SSgA Funds
                                                                                      Management ("SSgA")

   CitiStreet International Stock         Seeks maximum long term total return.       CitiStreet
     Fund -- Class I                      The Fund normally invests in the common     Subadviser: Bank of Ireland Asset
                                          stocks of established non-U.S.              Management (U.S.) Limited;
                                          companies.                                  Citigroup Asset Management Limited,
                                                                                      and SSgA

   CitiStreet Large Company Stock         Seeks maximum long term total return.       CitiStreet
     Fund -- Class I                      The Fund normally invests in the common     Subadviser: Wellington Management
                                          stocks of large, well established           Company; Smith Barney Fund
                                          companies.                                  Management LLC, and SSgA

   CitiStreet Small Company Stock         Seeks maximum long term total return.       CitiStreet
     Fund -- Class I                      The Fund normally invests in the common     Subadviser: TCW Investment
                                          stocks of small companies.                  Management; SBAM; and SSgA

CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging           Seeks long term growth of capital. The      Credit Suisse Asset Management, LLC
     Market Portfolio+                    Fund normally invests in equity             Subadviser: Credit Suisse Asset
                                          securities of companies located in, or      Management Limited
                                          conducting a majority of their
                                          business, in emerging markets.

                                                           INVESTMENT                                 INVESTMENT
            FUNDING OPTION                                 OBJECTIVE                             ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
DELAWARE VIP TRUST
   Delaware VIP REIT Series --            Seeks to achieve maximum long term          Delaware Management Company
     Standard Class                       total return with capital appreciation      ("Delaware")
                                          as a secondary objective.  The Fund
                                          normally invests in companies that
                                          manage a portfolio of real estate to
                                          earn profits for shareholders (REITS).

   Delaware VIP Small Cap Value           Seeks capital appreciation. The Fund        Delaware Management Company
     Series -- Standard Class             normally invests in securities of small
                                          capitalization companies.

DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment            Seeks long term capital growth              The Dreyfus Corporation ("Dreyfus")
     Fund -- Appreciation Portfolio --    consistent with the preservation of         Subadviser: Fayez Sarofim & Co.
     Initial Shares                       capital. Current income is a secondary
                                          objective. The Fund normally invests
                                          in common stocks of established companies.

   Dreyfus Variable Investment            Seeks to maximize capital appreciation.     The Dreyfus Corporation
     Fund -- Developing Leaders           The Fund normally invests in companies
     Portfolio -- Initial Shares          with market capitalizations of less
                                          than $2 billion at the time of purchase.
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Mutual Shares Securities Fund --       Seeks capital appreciation. Income is a     Franklin Mutual Advisers, LLC
     Class 2 Shares                       secondary objective. The Fund normally
                                          invests in equity securities of
                                          companies believed to be undervalued.

   Templeton Developing Markets           Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund -- Class 2 Shares    The Fund normally invests in the
                                          investments of emerging market
                                          countries, primarily equity securities.

   Templeton Foreign Securities           Seeks long-term capital growth. The         Templeton Investment Counsel, LLC
     Fund -- Class 2 Shares               Fund normally invests in investments,
                                          primarily equity securities, of issuers
                                          located outside of the U.S., including
                                          those in emerging markets.

   Templeton Growth Securities            Seeks long-term capital growth. The         Templeton Global Advisors Limited
     Fund -- Class 2 Shares               Fund normally invests in equity
                                          securities of companies located
                                          anywhere in the world, including the
                                          U.S. and emerging markets.

GREENWICH STREET SERIES FUND
   Appreciation Portfolio                 Seeks long- term appreciation of            Smith Barney Fund Management LLC
                                          capital. The Fund normally invests in
                                          ("SBFM") equity securities of U.S.
                                          companies.

   Equity Index Portfolio -- Class II     Seeks investment results that, before       TIMCO
     Shares                               expenses, correspond to the price and
                                          yield performance of the S&P 500 Index.
                                          The Fund normally invests in equity
                                          securities, or other investments with
                                          similar economic characteristics that
                                          are included in the S&P 500 Index.

   Fundamental Value Portfolio+           Seeks long-term capital growth. Current     SBFM
                                          income is a secondary consideration.
                                          The Fund normally invests in common
                                          stocks, and common stock equivalents of
                                          companies, believed to be undervalued.

JANUS ASPEN SERIES
   Balanced Portfolio -- Service          Seeks long term capital growth,             Janus Capital
     Shares+                              consistent with preservation of capital
                                          and balanced by current income. The
                                          Fund normally invests in common stocks
                                          selected for their growth potential and
                                          other securities selected for their
                                          income potential.

   Mid Cap Growth Portfolio --            Seeks capital growth. The Fund normally     Janus Capital Management LLC
     Service Shares                       invests in equity securities of             ("Janus Capital")
                                          mid-sized companies.

   Worldwide Growth Portfolio --          Seeks growth of capital in a manner         Janus Capital
     Service Shares+                      consistent with the preservation of
                                          capital. The Fund normally invests in
                                          the common stocks of companies of any
                                          size throughout the world.

                                                           INVESTMENT                                 INVESTMENT
            FUNDING OPTION                                 OBJECTIVE                             ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap            Seeks long-term capital appreciation.       Lazard Asset Management, LLC
     Portfolio                            The Fund normally invests in equity
                                          securities, principally common stocks,
                                          of relatively small U.S. companies that
                                          are believed to be undervalued based on
                                          their earnings, cash flow or asset
                                          values.

LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio            Seeks long-term growth of capital and       Lord Abbett & Co.
                                          income without excessive fluctuations
                                          in market value. The Fund normally
                                          invests in equity securities of large,
                                          seasoned, U.S. and multinational
                                          companies believed to be undervalued.

   Mid-Cap Value Portfolio                Seeks capital appreciation. The Fund        Lord Abbett & Co.
                                          normally invests in common stocks of
                                          mid-sized companies believed to be
                                          undervalued.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Main Street Fund/VA --     Seeks high total return. The Fund           OppenheimerFunds, Inc.
     Service Shares                       normally invests in common stocks of
                                          U.S. companies and it may invest in
                                          debt securities, as well.

PIMCO VARIABLE INSURANCE TRUST
   Total Return Portfolio --              Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of capital and            Company LLC
                                          prudent investment management. The Fund
                                          normally invests in intermediate
                                          maturity fixed income securities.

PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund --     Seeks long-term growth of capital. The      Putnam Investment Management
     Class IB Shares+                     Fund normally invests in the common
                                          stocks of U.S. companies believed to be
                                          fast-growing and whose earnings are
                                          likely to increase over time.

   Putnam VT International Equity         Seeks capital appreciation. The Fund        Putnam Investment Management
     Fund -- Class IB Shares+             normally invests in common stocks of        ("Putnam")
                                          companies outside the U S.

   Putnam VT Small Cap Value              Seeks capital appreciation. The Fund        Putnam Investment Management
     Fund -- Class IB Shares              normally invests in the common stocks
                                          of U.S. companies believed to be
                                          undervalued in the market.

SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund -- Class I                Seeks capital appreciation. The Fund        Salomon Brothers Asset Management
                                          normally invests in common stocks and       ("SBAM")
                                          their equivalents of companies believed
                                          to be undervalued in the marketplace.

   Investors Fund -- Class I              Seeks long term growth of capital.          SBAM
                                          Secondarily seeks current income. The
                                          Fund normally invests in common stocks
                                          of established companies.

   Small Cap Growth Fund -- Class I       Seeks long term growth of capital. The      SBAM
                                          Fund normally invests in equity
                                          securities of companies with small
                                          market capitalizations.

   Total Return Fund -- Class I           Seeks above average income (compared to     SBAM
                                          a portfolio invested entirely in equity
                                          securities). Secondarily seeks growth
                                          of capital and income.  The Fund
                                          normally invests in a broad range of
                                          equity and fixed-income securities of
                                          U.S. and foreign issuers.

                                                           INVESTMENT                                 INVESTMENT
            FUNDING OPTION                                 OBJECTIVE                             ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
SMITH BARNEY INVESTMENT SERIES
   Smith Barney Large Cap Core            Seeks capital appreciation. The Fund        Smith Barney Fund Management LLC
     Portfolio+                           normally invests in the equity
                                          securities of U.S. companies with large
                                          market capitalizations.

   Smith Barney Premier Selections        Seeks long term capital growth. The         Smith Barney Fund Management LLC
     All Cap Growth Portfolio             Fund consists of a Large Cap Growth
                                          segment, Mid Cap Growth segment and
                                          Small Cap Growth segment. All three
                                          segments normally invest in equity
                                          securities. The Large Cap Growth
                                          segment invests in large sized
                                          companies. The Mid Cap Growth segment
                                          invests in medium sized companies. The
                                          Small Cap Growth segment invests in
                                          small sized companies.

STRONG VARIABLE INSURANCE FUNDS, INC.
   Strong Multi Cap Value Fund II+        Seeks long term capital growth. Current     Strong Capital Management Inc.
                                          income is a secondary objective. The
                                          Fund normally invests in the common
                                          stocks of U.S. companies believed to be
                                          undervalued relative to the market.

THE TRAVELERS SERIES TRUST
   Convertible Securities Portfolio       Seeks current income and capital            Travelers Asset Management
                                          appreciation. The Fund normally invests     International Company LLC ("TAMIC")
                                          in convertible securities.

   Disciplined Mid Cap Stock Portfolio    Seeks growth of capital. The Fund           TAMIC
                                          normally invests in the equity              Subadviser: Travelers Investment
                                          securities of companies with mid-size       Management Company ("TIMCO")
                                          market capitalizations.

   Equity Income Portfolio                Seeks reasonable income. The Fund           TAMIC
                                          normally invests in equity securities       Subadviser: Fidelity Management &
                                          with a focus on income producing            Research Company ("FMR")
                                          equities.

   Federated High Yield Portfolio         Seeks high current income. The Fund         TAMIC
                                          normally invests in below                   Subadviser: Federated Investment
                                          investment-grade bonds and debt             Management Company ("Federated")
                                          securities.

   Federated Stock Portfolio+             Seeks growth of income and capital. The     TAMIC
                                          Fund normally invests in equity
                                          Subadviser: Federated Investment
                                          securities that are selected on the
                                          Management Company basis of
                                          traditional research techniques.

   Large Cap Portfolio                    Seeks long term growth of capital. The      TAMIC
                                          Fund normally invests in the securities     Subadviser: FMR
                                          of companies with large market
                                          capitalizations.

   Lazard International Stock             Seeks capital appreciation. The Fund        TAMIC
     Portfolio                            normally invests in equity securities       Subadviser: Lazard Asset Management
                                          of non-U.S. domiciled companies located
                                          in developed markets.

   Merrill Lynch Large Cap Core           Seeks long-term capital growth. The         TAMIC
     Portfolio                            Fund normally invests in a diversified      Subadviser: Merrill Lynch
                                          portfolio of equity securities of large     Investment Managers, L.P. ("MLIM")
                                          cap companies located in the United
                                          States.

   MFS Emerging Growth Portfolio          Seeks long term growth of capital. The      TAMIC
                                          Fund normally invests in common stock       Subadviser: Massachusetts
                                          and related securities of emerging          Financial Services ("MFS")
                                          growth companies.

   MFS Mid Cap Growth Portfolio           Seeks long term growth of capital. The      TAMIC
                                          Fund normally invests in equity             Subadviser: MFS
                                          securities of companies with medium
                                          market capitalization that are believed
                                          to have above average growth potential.

   MFS Value Portfolio                    Seeks capital appreciation and              TAMIC
                                          reasonable income. The Fund normally        Subadviser: MFS
                                          invests in income producing equity
                                          securities of companies believed to be
                                          undervalued in the market.

   Pioneer Fund Portfolio                 Seeks reasonable income and capital         TAMIC
                                          growth. The Fund normally invests in
                                          Subadviser: Pioneer Investment equity
                                          securities that are carefully
                                          Management Inc. selected, reasonably
                                          priced securities.

                                                           INVESTMENT                                 INVESTMENT
            FUNDING OPTION                                 OBJECTIVE                             ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
   Social Awareness Stock Portfolio       Seeks long term capital appreciation        Smith Barney Fund Management LLC
                                          and retention of net investment income.     ("SBFM")
                                          The Fund normally invests in equity
                                          securities. The Fund seeks companies
                                          that meet certain investment criteria
                                          and social criteria.

   Travelers  Quality Bond Portfolio      Seeks current income and total return       TAMIC
                                          with moderate capital volatility. The
                                          Fund normally invests in
                                          investment-grade bonds and debt
                                          securities.

   U.S. Government Securities             Seeks current income, total return and      TAMIC
     Portfolio                            high credit quality. The Fund normally
                                          invests in securities issued or
                                          guaranteed by the U.S. Government, its
                                          agencies or instrumentalities.

TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio     Seeks capital appreciation. The Fund        Travelers Investment Adviser Inc.
                                          normally invests in common stocks of        ("TIA")
                                          companies that are likely to benefit        Subadviser:  AIM Capital
                                          from new products, services or              Management Inc.
                                          processes or have experienced
                                          above-average earnings growth.

   MFS Total Return Portfolio             Seeks above average income consistent       TIA
                                          with the prudent employment of capital.     Subadviser: MFS
                                          Secondarily, seeks growth of capital
                                          and income. The Fund normally invests
                                          in a broad range of equity and
                                          fixed-income securities of both U.S.
                                          and foreign issuers.

   Pioneer Strategic Income Portfolio     Seeks high current income consistent        TIA
                                          with preservation of capital. The Fund      Subadviser: Putnam Investment
                                          normally invests in debt securities of      Management, Inc.
                                          U.S. and foreign governments and
                                          corporations.

   SB Adjustable Rate Income              Seeks high current income and to limit      Smith Barney Fund Management LLC
     Portfolio Smith Barney Class         the degree of fluctuation of its net
                                          asset value resulting from movements in
                                          interest rates. The Fund normally
                                          invests in adjustable rate securities.

   Smith Barney Aggressive Growth         Seeks long-term capital appreciation.       SBFM
     Portfolio                            The Fund normally invests in common
                                          stocks of companies that are
                                          experiencing, or are expected to
                                          experience, growth in earnings.

   Smith Barney High Income Portfolio     Seeks high current income. Secondarily,     SBFM
                                          seeks capital appreciation. The Fund
                                          normally invests in high yield
                                          corporate debt and preferred stock of
                                          U.S. and foreign issuers.

   Smith Barney International All Cap     Seeks total return on assets from           SBFM
     Growth Portfolio+                    growth of capital and income. The Fund
                                          normally invests in equity securities
                                          of foreign companies.

   Smith Barney Large Cap Value           Seeks long-term growth of capital.          SBFM
     Portfolio                            Current income is a secondary
                                          objective. The Fund normally invests
                                          in equities, or similar securities, of
                                          companies with large market
                                          capitalizations.

   Smith Barney Large Capitalization      Seeks long term growth of capital. The      SBFM
     Growth Portfolio                     Fund normally invests in equities, or
                                          similar securities, of companies with
                                          large market capitalizations.

   Smith Barney Money Market              Seeks to maximize current income            SBFM
     Portfolio+                           consistent with preservation of
                                          capital. The Fund seeks to maintain a
                                          stable $1 share price. The Fund
                                          normally invests in high quality U.S.
                                          short-term debt securities.

   Strategic Equity Portfolio             Seeks capital appreciation. The Fund        TIA
                                          normally invests in the equity              Subadviser: Fidelity Management &
                                          securities, primarily in common stocks      Research Company ("FMR")
                                          of domestic issuers, and is not
                                          constrained to any particular
                                          investment style.

                                                           INVESTMENT                                 INVESTMENT
            FUNDING OPTION                                 OBJECTIVE                             ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II Shares     Seeks capital growth and income. The        Van Kampen Asset Management Inc.
                                          Fund normally invests in common and         ("Van Kampen")
                                          preferred stocks, and convertible
                                          securities, of well established
                                          undervalued companies.

   Emerging Growth Portfolio Class II     Seeks capital appreciation. The Fund        Van Kampen Asset Management Inc.
     Shares                               normally invests in common stocks of        ("Van Kampen")
                                          emerging growth companies.

   Enterprise Portfolio Class II          Seeks capital appreciation. The Fund        Van Kampen Asset Management Inc.
     Shares+                              normally invests in common stocks of        ("Van Kampen")
                                          companies believed to have
                                          above-average potential for capital
                                          appreciation.

VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth          Seeks long term capital growth. The         Citi Fund Management, Inc.
     Opportunities Portfolio              Fund normally invests in equity
                                          securities of small cap companies and
                                          related investments.

VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund(R) Portfolio -- Service     Seeks long term capital appreciation.       Fidelity Management & Research
     Class 2                              The Fund normally invests in common         Company ("FMR")
                                          stocks of companies whose value may not
                                          be fully recognized by the public.

VARIABLE INSURANCE PRODUCTS FUND III
   Dynamic Capital Appreciation           Seeks capital appreciation. The Fund        Fidelity Management & Research
     Portfolio -- Service Class 2+        normally invests in growth and/or value     Company ("FMR")
                                          common stocks of domestic and foreign
                                          issuers.

   Mid Cap Portfolio -- Service Class 2   Seeks long term growth of capital. The      Fidelity Management & Research
                                          Fund normally invests in common stocks      Company ("FMR")
                                          of companies with medium market
                                          capitalizations.

--------------
 +     Closed to new investors.


                              CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

       o the ability for you to make withdrawals and surrenders under the Contracts

       o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

       o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

       o administration of the annuity options available under the Contracts and

       o   the distribution of various reports to Contract Owners

Costs and expenses we incur include:

       o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

       o sales and marketing expenses including commission payments to your sales agent; and

       o   other costs of doing business.

Risks we assume include:

       o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established;

       o that the amount of the death benefit will be greater than the Cash Value; and

       o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made under the Contract. However, when withdrawn, we will charge a surrender charge on the amount withdrawn, as negotiated. Any sales charge, penalty tax and withholding will be deducted from either the amount surrendered or from the remaining Contract balance, as requested by you. The maximum surrender charge is 5% of the amount surrendered in the first two contract/certificate years, up to 4% in years three and four; up to 3% in years five and six, up to 2% in years seven and eight and 0% beginning in the ninth year. Any applicable sales charge will not exceed 8.5% of the aggregate amount of the Purchase Payments made.

The sales charges can be changed if we anticipate we will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of TPAs. When considering a change in the sales charges, we will take into account:

       (a) The expected level of initial agent or the Company involvement during the establishment and maintenance of the Contract including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan, and

       (b) Contract owner, agent or TPA involvement in conducting ongoing enrollment of subsequently eligible Participants; and

       (c) The expected level of commission we may pay to the agent or TPA for distribution expenses; and

       (d) Any other factors that we anticipate will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.

We may not assess a sales charge if a withdrawal is made under one of the following circumstances:

       o   retirement of Participant

       o   severance from employment by Participant

       o   loans (if available)

       o   hardship (as defined by the Code) suffered by the Participant

       o   death of Participant

       o   disability (as defined by the Code) of Participant

       o   return of excess plan contributions

       o minimum required distributions, generally when Participant reaches age 70 1/2

       o   transfers to an Employee Stock Fund

       o   certain Plan expenses, as mutually agreed upon

       o   annuitization under this Contract or another Contract issued by us.

For Section 401(a) plans with less than 50 Participants at the time of sale, Highly Compensated Employees, as defined by the Internal Revenue Code, during the first 5 Contract Years may be subject to surrender charges for all distributions listed above except loans and return of excess plan contributions.

For unallocated Contracts, we make the deductions described above pursuant to the terms of the various agreements among the custodian, the principal underwriter, and us.

FREE WITHDRAWAL ALLOWANCE

For Contracts in use with deferred compensation plans, the tax-deferred annuity plans and combined Qualified Plans/tax-deferred annuity plans, there is currently a 10% free withdrawal allowance available each year after the first contract/certificate year. The available withdrawal amount will be calculated as of the first valuation date of any given Contract Year. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders, except those full surrenders transferred directly to annuity contracts issued by other financial institutions.

MORTALITY AND EXPENSE RISK CHARGE

We deduct a mortality and expense risk ("M&E") charge on each business day from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of accumulation and Annuity Unit values. The charges stated are the maximum for this product. This charge equals 1.20% annually.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

             CONTRACT/CERTIFICATE YEAR     WITHDRAWAL CHARGE
             --------------------------  ----------------------
                        0-2                       5%
                        3-4                       4%
                        5-6                       3%
                        7-8                       2%
                        9+                        0%

Please refer to The Annuity Period for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your cash value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

ADMINISTRATIVE CHARGE

We deduct this charge on each business day from the Variable Funding Options in order to compensate the Company for certain administrative and operating expenses. The charge equals a maximum of 0.10% annually of the daily net asset value of each funding option. This charge is assessed during the accumulation and annuity periods.

As discussed below, the level of the administrative expense charge is subject to negotiation. In determining the level of the administrative expense charge, we consider certain factors including, but not limited to, the following:

       (a) The size and characteristics of the Contract and the group to which it is issued including: the annual amount of Purchase Payments per Participant, the expected turnover of employees, whether the Contract Owner will make Purchase Payment allocations electronically.

       (b) Determination of our anticipated expenses in administering the Contract, such as: billing for Purchase Payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from cash values.

       (c) TPA and/or agent involvement.

TPA ADMINISTRATIVE CHARGES

We may be directed by the Contract Owner to deduct charges from Purchase Payments or account values for payment to the Contract Owner and/or the TPA. These charges are not levied by the Contract. Such charges may include maintenance fees and transaction fees.

                                    TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

               o    the dollar amount you request to transfer;

               o the number of transfers you made within the previous three months;

               o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

               o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

We also reserve the right to restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

               o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

               o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total cash value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of cash values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your cash value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

ASSET ALLOCATION ADVICE

You may elect to enter into a separate advisory agreement with CitiStreet Financial Services LLC, ("CFS") an affiliate of the Company. For a fee, CFS provides asset allocation advice under its CHART Program(R), which is fully described in a separate disclosure statement. The CHART program may not be available in all marketing programs through which this Contract is sold.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
Before your Maturity Date, we will pay all or any portion of your Cash Surrender Value to the Contract Owner or to you, as provided in the plan. A Contract Owner's account may be surrendered for cash without the consent of any Participant, as provided in the plan.

We may defer payment of any Cash Surrender Value for up to seven days after we receive the request in good order. The Cash Surrender Value equals the Contract or account cash value less any applicable withdrawal charge, outstanding cash loans, and any premium tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or account at the time of surrender.

Participants in Section 403(b) tax-deferred annuity plans may not withdraw certain salary reduction amounts before reaching age 59 1/2, unless withdrawn due to severance from employment, death, disability or hardship. (See "Federal Tax Considerations.")

Participants in the Texas Optional Retirement Program should refer to Appendix C for information regarding access to Contract Values.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Cash Value of at least $5,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 591/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

If a group "allocated" contract is purchased, we issue certificates to the individual Participants. If a group unallocated contract is purchased, we issue only the Contract. Where we refer to "you," we are referring to the Contract Owner, or to the group Participant, as applicable. The Annuitant is the individual upon whose life the Maturity Date and the amount of monthly Annuity Payments depend. Because this is a Qualified Contract, the owner and the Annuitant must always be the same person, and there can only be one Contract Owner.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any remaining contractual benefits upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant, they will share equally in benefits unless we receive other instructions, by Written Request before the death of the Annuitant or Contract Owner.

Unless an irrevocable beneficiary has been named, you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------
Before the Maturity Date, (also referred to as the "annuity commencement date"), generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. The death benefit is calculated at the close of the business day on which the Company's Home Office receives Due Proof of Death ("Death Report Date").

An election to receive death benefits under a form of annuity must be made within one year after the death. The election must be made by Written Request to us at our Home Office. The beneficiary may choose to have Annuity Payments made on a variable basis, fixed basis, or a combination of the two.

We will pay this benefit upon receiving Due Proof of Death along with a Written Request noting the cash value and the total Purchase Payments attributable to the Participant under the Contract. In addition, we will require copies of records and any other reasonable proof we find necessary to verify the cash value and total Purchase Payments attributable to the Participant under the unallocated Contract.

DEATH BENEFIT PROCEEDS PRIOR TO MATURITY DATE

ALLOCATED CONTRACT. If the Participant dies before the Maturity Date and before reaching age 75, the death benefit payable will be the greater of:

       (a) the cash value of the Participant's individual account or

       (b) the total Purchase Payments under that Participant's individual account, less, for each option, any applicable premium tax, minus outstanding loan amounts and prior surrenders as of the date we receive Due Proof of Death.

If the Participant dies on or after age 75 and before the Maturity Date, we will pay the beneficiary the cash value of the Participant's individual account, less any applicable premium tax or outstanding loan amounts as of the date we receive Due Proof of Death.

UNALLOCATED CONTRACT. (This death benefit is available only with our consent and by endorsement to the Contract and may not be available in all jurisdictions.) The unallocated Contract provides that, in the event the Participant dies before the selected Maturity Date, or the Participant's attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of:

       a)  the cash value attributable to the Participant under the Contract or

       b) the total Purchase Payments attributable to the Participant under the Contract, less any applicable premium tax, minus any outstanding loan amounts and prior surrenders as of the date we receive Due Proof of Death.

If the Participant dies on or after attainment of age 75 and before the Maturity Date, we will pay the beneficiary the cash value attributable to the Participant under the Contract, less any applicable premium tax, prior surrenders not previously deducted and any outstanding loan balance (if applicable) as of the date we receive Due Proof of Death.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the chart below. The chart does not encompass every situation and is merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

 BEFORE THE MATURITY DATE, UPON             THE COMPANY WILL PAY          MANDATORY PAYOUT
        THE DEATH OF THE                      THE PROCEEDS TO:              RULES APPLY*
-------------------------------------     ------------------------    -------------------------
OWNER / ANNUITANT                         The beneficiary (ies),      Yes
                                          or if none, to the
                                          Contract Owner's
                                          estate.
BENEFICIARY                               No death proceeds are       N/A
                                          payable; Contract
                                          continues.
CONTINGENT BENEFICIARY                    No death proceeds are       N/A
                                          payable; Contract
                                          continues.

--------------
 * Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. If mandatory distributions have begun, the 5 year payout option is not available.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, we will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect. We will pay the death benefit to the Contract Owner, or the beneficiary, as provided in the plan.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE (ANNUITY COMMENCEMENT DATE)

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income plans (annuity options). While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity payments will begin on the Maturity Date stated in the Contract unless it has been fully surrendered or the proceeds have been paid to the beneficiary before that date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period or fixed amount. We may require proof that the Annuitant is alive before Annuity Payments are made. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase the Contract. Certain annuity options taken at the Maturity Date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your cash value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the cash value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Cash Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, if your net investment rate corresponds to an annual interest rate of 3%, this means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your cash value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

ELECTION OF OPTIONS

Any amount distributed from the Contract may be applied to any one of the annuity options described below. The minimum amount that can be placed under an annuity option is $2,000 unless we consent to a lesser amount. If any periodic payments due are less than $100, we reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by Written Request to our Home Office at least 30 days prior to the date such election is to become effective. The form of such annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:

       (a) the Participant's name, address, date of birth, social security number;

       (b) the amount to be distributed;

       (c) the annuity option which is to be purchased;

       (d) the date the annuity option payments are to begin;

       (e) if the form of the annuity provides a death benefit in the event of the Participant's death, the name, relationship and address of the beneficiary as designated by you; and

       (f) any other data that we may require.

The beneficiary, as specified in item (e) above, may be changed by you or the Annuitant as long as we are notified by Written Request while the Annuitant is alive and before payments have begun. If the beneficiary designation is irrevocable, such designation cannot be changed or revoked without the consent of the beneficiary. After we receive the Written Request and the written consent of the beneficiary (if required), the new beneficiary designation will take effect as of the date the notice is signed. We have no further responsibility for any payment we made before the Written Request.

RETIRED LIFE CERTIFICATE

We will issue to each person to whom annuity benefits are being paid under your Contract a certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.

ALLOCATION OF CASH VALUE DURING THE ANNUITY PERIOD

At the time an annuity option is elected, you also may elect to have the Participant's cash value applied to provide a variable annuity, a fixed annuity, or a combination of both. If no election is made to the contrary, the cash value will provide an annuity, which varies with the investment experience of the corresponding funding option(s) at the time of election. You or the Participant, if you so authorize, may elect to transfer cash values from one funding option to another, as described in the provision Transfers of Cash Value Between Funding Options, in order to reallocate the basis on which Annuity Payments will be determined. Once Annuity Payments have begun, no further transfers are allowed.

ANNUITY OPTIONS

Option 1 -- Life Annuity/No Refund. A life annuity is an annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.

Option 2 -- Life Annuity With 120, 180 or 240 Monthly Payments Assured. An annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then we will continue to make payments to the designated beneficiary during the remainder of the period.

Option 3 -- Life Annuity -- Cash Refund. We will make monthly Annuity Payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the Annuitant, the beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a variable annuity:

       (a) is the total amount applied under the option divided by the Annuity Unit value on the due date of the first Annuity Payment;

       (b) and is

           (1) the number of Annuity Units represented by each payment; times

           (2) the number of payments made;

and for a Fixed Annuity:

       (a) is the cash value applied on the Maturity Date under this option; and

       (b) is the dollar amount of Annuity Payments already paid.

Option 4 -- Joint and Last Survivor Life Annuity. Monthly Annuity Payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

Option 5 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. Monthly Annuity Payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, we will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, we will continue to make monthly Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 6 -- Payments for a Fixed Period of 120, 180, or 240 Months without Life Contingency. We will make monthly payments for the period selected. If at the death of the Annuitant, payments have been made for less than 120, 180, or 240 months, as elected, we will continue to make payments to the designated beneficiary during the remainder of the period.

Option 7 -- Other Annuity Options. We will make other arrangements for Annuity Payments as may be mutually agreed upon by you and us.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with variable annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

For allocated Contracts in use with deferred compensation plans, tax-deferred annuity plans, and combined Qualified Plans/tax-deferred annuity plans, you may return the Contract for a full refund of the cash value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the cash value we return may be greater or less than your Purchase Payment.

The right to return described above does not apply to Participants in unallocated contracts or in the Texas Optional Retirement Program.

TERMINATION OF ALLOCATED CONTRACTS

For purposes of the following discussion, "you" and "your" refers to the group Contract Owner.

Under the allocated Contracts, if the cash value in a Participant's individual account is less than the termination amount as stated in the Contract, we reserve the right to terminate that account and move the cash value of that Participant's individual account to your account.

Any cash value to which a terminating Participant is not entitled under the Plan will be moved to your account at your direction.

You may discontinue this Contract by Written Request at any time for any reason. We reserve the right to discontinue this Contract if:

       (a) the cash value of the Contract is less than the termination amount;
           or

       (b) we determine within our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or

       (c) we receive notice that is satisfactory to us of plan termination.

If we discontinue this Contract or we receive the Contract Owner's Written Request to discontinue the Contract, we will, in our sole discretion and judgment:

       (a) accept no further payments for this Contract; and

       (b) pay you the Cash Surrender Value of the funding options within 7 days of the date of our written notice to you or distribute the Cash Surrender Value of each Participant's individual account as described in the settlement provisions section at your direction; and

       (c) pay you an amount as described in the Fixed Account prospectus.

If the Contract is discontinued, we will distribute the Cash Surrender Value to you no later than 7 days following our mailing the written notice of discontinuance to you at the most current address available on our records. Discontinuance of the Contract will not affect payments we are making under annuity options, which began before the date of discontinuance.

CONTRACT EXCHANGES

       (a) You may transfer all or any part of your account's Cash Surrender Value from any funding option to any contract not issued by us. Such transfers may be subject to a sales charge, as described in the Contract. If authorized by the Contract Owner, a Participant may transfer all or any part of the individual account's Cash Surrender Value from one funding option to any contract not issued by us.

       (b) Under specific conditions, we may allow you to transfer to this Contract funds held by you in another group annuity contract issued by us or to transfer amounts from this Contract to another Contract issued by us without applying a sales charge to the funds being transferred. Once the transfer is complete and we have established an account for you at your direction, a new sales charge may apply, as described in the new Contract.

       (c) Under specific conditions, when authorized by state insurance law, we may credit a Plan up to 4% of the amount transferred to us from another group annuity not issued by us as reimbursement to the Plan for any exit penalty assessed by the other issuer. We may recover this credit through reduced compensation paid to the servicing agent or broker.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
Travelers Separate Account QP for Variable Annuities was established on December 26, 1995 and is registered with the SEC as a unit investment trust (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account QP for the exclusive and separate benefit of the owners of the Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Variable Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a

Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity Contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 701/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity Contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for Federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANY

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts according to one or more schedules. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 2% annually of average account value (if asset-based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms.

The Company and TDLLC have entered into such arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), ING Advisors Network (including Financial Network Corporation, Locust Street Securities, Multi-Financial Securities, IFG Network Securities, VESTAX Securities, Washington Square Securities and PrimeVest Financial Services), NFP Securities, Inc., and Piper Jaffray. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

TOWER SQUARE SECURITIES. TDLLC has entered into a selling agreement with Tower Square Securities, Inc. ("Tower Square"), which is affiliated with the Company. Registered representatives of Tower Square, who are properly licensed and appointed, may offer the Contract to customers. Such representatives are eligible for various cash benefits, such as bonuses, commission advances and non-cash compensation programs offered by the Company. Sales of the Contracts may help qualify a Tower Square representative for such benefits. Sales representatives may receive other payments from the Company for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, sales representatives who meet certain Company productivity, persistency and length of the services standards may be eligible for additional compensation.

CITISTREET EQUITIES LLC/CITISTREET ASSOCIATES LLC. CitiStreet Equities LLC and its affiliate, CitiStreet Associates LLC, are part of a joint venture between Citigroup Inc., the Company's ultimate parent, and State Street Corporation. The Company pays CitiStreet Equities LLC compensation of up to 12% of Purchase Payments and/or 2% of Contract Value in connection with the sale of the Contracts. In addition, CitiStreet Equities LLC receives compensation for the hiring and training of sales representatives and for meeting certain gross sales goals and net sales goals (sales less redemptions) which may cause CitiStreet Equities LLC or its representatives to favor the Company's products. The Company has also entered into an agreement with CitiStreet Associates LLC whereby the Company pays CitiStreet Associates LLC fees in connection with CitiStreet Associates' provision of certain administrative, recordkeeping, marketing and support services in relation to annuity contracts sold by CitiStreet Equities LLC in connection with Section 401(a), 401(k), 403(b), 457(b) and 408(b) plans. Any compensation payable to CitiStreet Associates LLC or CitiStreet Equities LLC will be made by TDLLC or the Company out of its own assets and will not result in any additional direct charge to you.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

CONTRACT MODIFICATION

We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004, the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing. The Company is cooperating fully with all of these reviews and is not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix B. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 0.60%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (1/97).........................   2003        1.344           1.668               3,314,906
                                                               2002        1.804           1.344               2,932,920
                                                               2001        2.456           1.804               2,602,726
                                                               2000        3.163           2.456                 996,560
                                                               1999        2.073           3.163                 437,009
                                                               1998        1.290           2.073                 413,409
                                                               1997        1.000           1.290                  68,643

   High Yield Bond Trust (3/97).............................   2003        1.494           1.917                 500,771
                                                               2002        1.437           1.494                 206,913
                                                               2001        1.319           1.437                 194,917
                                                               2000        1.315           1.319                   8,718
                                                               1999        1.267           1.315                   4,573
                                                               1998        1.196           1.267                     533
                                                               1997        1.000           1.196                     197

   Managed Assets Trust (3/97)..............................   2003        1.446           1.753               3,384,161
                                                               2002        1.591           1.446               2,932,943
                                                               2001        1.686           1.591               2,310,280
                                                               2000        1.724           1.686                 766,016
                                                               1999        1.519           1.724                  95,510
                                                               1998        1.258           1.519                  23,844
                                                               1997        1.000           1.258                   5,565

   Money Market Portfolio (9/98)............................   2003        1.160           1.162               3,626,920
                                                               2002        1.151           1.160               4,276,846
                                                               2001        1.116           1.151               2,797,896
                                                               2000        1.057           1.116                   3,181

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   Money Market Portfolio  (continued)......................   1999        1.013           1.057                      --
                                                               1998        1.000           1.013                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (7/01)..........   2003        0.617           0.767                 329,124
                                                               2002        0.890           0.617                 306,570
                                                               2001        1.000           0.890                 178,744

CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund -- Class I (10/96)......   2003        1.534           1.610                 662,519
                                                               2002        1.417           1.534                 513,410
                                                               2001        1.334           1.417                 122,849
                                                               2000        1.194           1.334                  17,825
                                                               1999        1.235           1.194                   8,580
                                                               1998        1.140           1.235                   6,982

   CitiStreet International Stock Fund -- Class I (3/97)....   2003        0.946           1.223                 777,156
                                                               2002        1.225           0.946                 323,555
                                                               2001        1.568           1.225                 349,886
                                                               2000        1.716           1.568                 187,532
                                                               1999        1.302           1.716                  58,143
                                                               1998        1.141           1.302                  20,676
                                                               1997        1.000           1.141                   3,405

   CitiStreet Large Company Stock Fund -- Class I (10/96)...   2003        0.876           1.116                 597,887
                                                               2002        1.142           0.876                 415,447
                                                               2001        1.364           1.142                 272,388
                                                               2000        1.613           1.364                 118,559
                                                               1999        1.628           1.613                  92,195
                                                               1998        1.417           1.628                  58,294
                                                               1997        1.000           1.417                   1,292

   CitiStreet Small Company Stock Fund -- Class I (10/96)...   2003        0.974           1.386                 883,563
                                                               2002        1.285           0.974                 586,956
                                                               2001        1.273           1.285                 304,920
                                                               2000        1.163           1.273                 138,115
                                                               1999        0.856           1.163                  92,398

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   CitiStreet Small Company Stock Fund -- Class I              1998        0.942           0.856                  70,995
   (continued)..............................................
                                                               1997        1.000           0.942                   5,090

Credit Suisse Trust
   Emerging Markets Portfolio (1/98)........................   2003        1.046           1.485                  39,486
                                                               2002        1.190           1.046                  33,858
                                                               2001        1.325           1.190                  11,235
                                                               2000        1.947           1.325                      --
                                                               1999        1.080           1.947                      --
                                                               1998        1.000           1.080                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (1/99)........   2003        1.405           1.871                 636,474
                                                               2002        1.352           1.405                 325,441
                                                               2001        1.250           1.352                  71,516
                                                               2000        0.958           1.250                     600
                                                               1999        1.000           0.958                      --

   Delaware VIP Small Cap Value Series -- Standard
   Class (9/98).............................................   2003        1.299           1.834                 615,882
                                                               2002        1.385           1.299                 349,704
                                                               2001        1.245           1.385                 119,147
                                                               2000        1.060           1.245                      --
                                                               1999        1.121           1.060                      --
                                                               1998        1.000           1.121                      --

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial
   Shares (7/98)............................................   2003        0.879           1.059                 395,420
                                                               2002        1.062           0.879                 323,041
                                                               2001        1.178           1.062                 100,385
                                                               2000        1.193           1.178                   8,776
                                                               1999        1.077           1.193                   3,743
                                                               1998        1.000           1.077                     502

   Dreyfus VIF Developing Leaders Portfolio -- Initial
   Shares (9/98)............................................   2003        1.240           1.623               1,205,447
                                                               2002        1.542           1.240               1,104,419
                                                               2001        1.653           1.542                 892,061

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   Dreyfus VIF Developing Leaders Portfolio -- Initial         2000        1.467           1.653                 465,722
   Shares  (continued)......................................
                                                               1999        1.199           1.467                  63,771
                                                               1998        1.000           1.199                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/03)...   2003        1.000           1.205                 386,447

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)............................   2003        0.775           0.959                 157,613
                                                               2002        0.945           0.775                  79,537
                                                               2001        1.000           0.945                  38,147

   Equity Index Portfolio -- Class II Shares (5/99).........   2003        0.663           0.842               4,378,710
                                                               2002        0.859           0.663               2,999,593
                                                               2001        0.987           0.859               2,211,151
                                                               2000        1.094           0.987                      --
                                                               1999        1.000           1.094                      --

   Fundamental Value Portfolio (5/01).......................   2003        0.724           0.998                 508,312
                                                               2002        0.925           0.724                 415,983
                                                               2001        1.000           0.925                 287,679

Janus Aspen Series
   Balanced Portfolio -- Service Shares (7/01)..............   2003        0.894           1.011               2,007,620
                                                               2002        0.964           0.894               1,732,684
                                                               2001        1.000           0.964               1,050,044

   Mid Cap Growth Portfolio -- Service Shares (7/01)........   2003        0.553           0.740                 752,722
                                                               2002        0.773           0.553                 681,958
                                                               2001        1.000           0.773                 323,705

   Worldwide Growth Portfolio -- Service Shares (7/01)......   2003        0.621           0.763               1,332,255
                                                               2002        0.841           0.621               1,259,857
                                                               2001        1.000           0.841                 793,901

OCC Accumulation Trust
   Equity Portfolio (10/98).................................   2003        0.987           0.987                      --
                                                               2002        1.179           0.987                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   Equity Portfolio  (continued)............................   2001        1.276           1.179                      --
                                                               2000        1.168           1.276                      --
                                                               1999        1.146           1.168                      --
                                                               1998        1.000           1.146                      --

PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (7/01)....   2003        1.148           1.198               1,647,691
                                                               2002        1.059           1.148               1,433,047
                                                               2001        1.000           1.059                 241,694

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (7/01)   2003        0.567           0.744                  55,253
                                                               2002        0.810           0.567                  84,242
                                                               2001        1.000           0.810                  45,903

   Putnam VT International Equity Fund -- Class IB
   Shares (7/01)............................................   2003        0.705           0.901               1,247,131
                                                               2002        0.862           0.705                 915,170
                                                               2001        1.000           0.862                 381,220

   Putnam VT Small Cap Value Fund -- Class IB Shares (7/01).   2003        0.889           1.322               1,334,080
                                                               2002        1.094           0.889                 970,390
                                                               2001        1.000           1.094                 255,109

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (7/01)...........................   2003        1.234           1.706               1,736,717
                                                               2002        1.657           1.234               1,398,103
                                                               2001        1.636           1.657                 787,918
                                                               2000        1.392           1.636                     554
                                                               1999        1.147           1.392                      --
                                                               1998        1.000           1.147                      --

   Investors Fund -- Class I (10/98)........................   2003        1.118           1.471                 612,882
                                                               2002        1.462           1.118                 539,109
                                                               2001        1.534           1.462                 543,168
                                                               2000        1.339           1.534                 143,552
                                                               1999        1.206           1.339                     106
                                                               1998        1.000           1.206                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   Small Cap Growth Fund -- Class I (5/01)..................   2003        0.633           0.937                 808,922
                                                               2002        0.975           0.633                 593,152
                                                               2001        1.000           0.975                 195,824

   Total Return Fund -- Class I (9/98)......................   2003        1.039           1.198                   9,155
                                                               2002        1.123           1.039                   2,297
                                                               2001        1.139           1.123                   1,241
                                                               2000        1.062           1.139                      --
                                                               1999        1.060           1.062                      --
                                                               1998        1.000           1.060                      --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (7/01).............   2003        0.661           0.811                  50,078
                                                               2002        0.899           0.661                  36,570
                                                               2001        1.000           0.899                   6,851

   Smith Barney Premier Selections All Cap Growth
   Portfolio (7/01).........................................   2003        0.654           0.873                  20,299
                                                               2002        0.899           0.654                  14,777
                                                               2001        1.000           0.899                  11,736

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (9/98)....................   2003        1.057           1.454                 235,421
                                                               2002        1.383           1.057                 223,092
                                                               2001        1.337           1.383                  88,759
                                                               2000        1.247           1.337                      --
                                                               1999        1.291           1.247                      --
                                                               1998        1.000           1.291                      --

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio (9/98)...............   2003        1.370           1.821               1,810,988
                                                               2002        1.608           1.370               1,086,972
                                                               2001        1.686           1.608                 369,948
                                                               2000        1.454           1.686                  10,638
                                                               1999        1.222           1.454                   5,028
                                                               1998        1.000           1.222                       9

   Equity Income Portfolio (7/97)...........................   2003        1.067           1.391               1,834,891
                                                               2002        1.247           1.067               1,442,911
                                                               2001        1.343           1.247                 866,686

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   Equity Income Portfolio  (continued).....................   2000        1.238           1.343                  33,200
                                                               1999        1.187           1.238                      --
                                                               1998        1.063           1.187                      --
                                                               1997        1.000           1.063                      --

   Federated High Yield Portfolio (10/97)...................   2003        1.029           1.252                     105
                                                               2002        0.998           1.029                     105
                                                               2001        0.985           0.998                      --
                                                               2000        1.079           0.985                      --
                                                               1999        1.053           1.079                      --
                                                               1998        1.011           1.053                      --
                                                               1997        1.000           1.011                      --

   Federated Stock Portfolio (7/97).........................   2003        1.111           1.410                 408,756
                                                               2002        1.386           1.111                 365,305
                                                               2001        1.371           1.386                  17,042
                                                               2000        1.329           1.371                      --
                                                               1999        1.270           1.329                      --
                                                               1998        1.084           1.270                      --
                                                               1997        1.000           1.084                      --

   Large Cap Portfolio (7/97)...............................   2003        0.955           1.184                 798,503
                                                               2002        1.245           0.955                 625,512
                                                               2001        1.515           1.245                 547,251
                                                               2000        1.782           1.515                  27,300
                                                               1999        1.386           1.782                      --
                                                               1998        1.029           1.386                      --
                                                               1997        1.000           1.029                      --

   Lazard International Stock Portfolio (8/97)..............   2003        0.742           0.949                  80,226
                                                               2002        0.858           0.742                  21,416
                                                               2001        1.169           0.858                  15,934
                                                               2000        1.328           1.169                      --
                                                               1999        1.098           1.328                      --
                                                               1998        0.981           1.098                      --
                                                               1997        1.000           0.981                      --

   Merrill Lynch Large Cap Core Portfolio (10/98)...........   2003        0.824           0.993                 118,258
                                                               2002        1.108           0.824                  79,115
                                                               2001        1.437           1.108                 230,822

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   Merrill Lynch Large Cap Core Portfolio  (continued)......   2000        1.531           1.437                 156,027
                                                               1999        1.245           1.531                  18,357
                                                               1998        1.000           1.245                   4,261

   MFS Emerging Growth Portfolio (5/01).....................   2003        0.533           0.684                  63,624
                                                               2002        0.816           0.533                  31,236
                                                               2001        1.000           0.816                   4,859

   MFS Mid Cap Growth Portfolio (9/98)......................   2003        0.830           1.131                 296,557
                                                               2002        1.633           0.830                 202,508
                                                               2001        2.152           1.633                 325,204
                                                               2000        1.979           2.152                 165,835
                                                               1999        1.213           1.979                     415
                                                               1998        1.000           1.213                      --

   Pioneer Fund Portfolio (3/97)............................   2003        0.986           1.213                 170,355
                                                               2002        1.421           0.986                 125,367
                                                               2001        1.857           1.421                  87,240
                                                               2000        1.503           1.857                  33,198
                                                               1999        1.514           1.503                   8,345
                                                               1998        1.289           1.514                   6,675
                                                               1997        1.000           1.289                   1,494

   Social Awareness Stock Portfolio (10/96).................   2003        1.230           1.575                 404,894
                                                               2002        1.646           1.230                 332,072
                                                               2001        1.964           1.646                 276,743
                                                               2000        1.985           1.964                 104,272
                                                               1999        1.724           1.985                  40,351
                                                               1998        1.311           1.724                  12,064
                                                               1997        1.000           1.311                   1,465

   Travelers Quality Bond Portfolio (9/97)..................   2003        1.318           1.402                 283,298
                                                               2002        1.254           1.318                 236,922
                                                               2001        1.177           1.254                 131,098
                                                               2000        1.107           1.177                   1,597
                                                               1999        1.102           1.107                   1,221
                                                               1998        1.021           1.102                     228
                                                               1997        1.000           1.021                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   U.S. Government Securities Portfolio (10/96).............   2003        1.621           1.655                 645,692
                                                               2002        1.435           1.621                 517,949
                                                               2001        1.364           1.435                  34,745
                                                               2000        1.199           1.364                   1,246
                                                               1999        1.259           1.199                      --
                                                               1998        1.149           1.259                   6,143
                                                               1997        1.000           1.149                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)................   2003        0.657           0.845                 105,652
                                                               2002        0.869           0.657                  63,409
                                                               2001        1.000           0.869                  20,879

   MFS Total Return Portfolio (3/97)........................   2003        1.549           1.794               2,510,455
                                                               2002        1.645           1.549               2,201,507
                                                               2001        1.655           1.645               1,523,540
                                                               2000        1.427           1.655                  66,535
                                                               1999        1.399           1.427                  76,473
                                                               1998        1.260           1.399                  67,299
                                                               1997        1.000           1.260                   9,157

   Pioneer Strategic Income Portfolio (10/96)...............   2003        1.186           1.409                 135,056
                                                               2002        1.127           1.186                  62,808
                                                               2001        1.088           1.127                 117,990
                                                               2000        1.098           1.088                   4,035
                                                               1999        1.093           1.098                   9,311
                                                               1998        1.092           1.093                  31,397
                                                               1997        1.000           1.092                   6,058

   Smith Barney Aggressive Growth Portfolio (5/01)..........   2003        0.636           0.851               1,952,183
                                                               2002        0.950           0.636               1,482,733
                                                               2001        1.000           0.950                 646,990

   Smith Barney High Income Portfolio (10/96)...............   2003        1.011           1.281                  56,803
                                                               2002        1.051           1.011                  21,046
                                                               2001        1.099           1.051                  12,732
                                                               2000        1.202           1.099                     170
                                                               1999        1.179           1.202                     306
                                                               1998        1.180           1.179                      --
                                                               1997        1.000           1.180                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   Smith Barney International All Cap Growth
   Portfolio (3/97).........................................   2003        0.702           0.890                 124,783
                                                               2002        0.951           0.702                  99,780
                                                               2001        1.390           0.951                 113,887
                                                               2000        1.835           1.390                 212,289
                                                               1999        1.101           1.835                   6,115
                                                               1998        1.040           1.101                  13,292
                                                               1997        1.000           1.040                   6,580

   Smith Barney Large Cap Value Portfolio (3/97)............   2003        1.102           1.398               3,033,990
                                                               2002        1.486           1.102               2,719,762
                                                               2001        1.628           1.486               2,156,095
                                                               2000        1.448           1.628                 706,152
                                                               1999        1.456           1.448                  64,998
                                                               1998        1.334           1.456                  21,635
                                                               1997        1.000           1.334                   7,515

   Smith Barney Large Capitalization Growth Portfolio (8/98)   2003        1.028           1.508                 238,213
                                                               2002        1.375           1.028                  39,296
                                                               2001        1.581           1.375                 124,406
                                                               2000        1.709           1.581                  78,925
                                                               1999        1.314           1.709                      --
                                                               1998        1.000           1.314                      --

   Smith Barney Money Market Portfolio (3/97)...............   2003        1.256           1.257                 548,095
                                                               2002        1.247           1.256                 384,180
                                                               2001        1.210           1.247                  36,990
                                                               2000        1.148           1.210                  56,905
                                                               1999        1.102           1.148                 504,494
                                                               1998        1.056           1.102                      --
                                                               1997        1.000           1.056                      --

   Strategic Equity Portfolio (3/97)........................   2003        1.065           1.404                 650,708
                                                               2002        1.614           1.065                 489,407
                                                               2001        1.874           1.614                 544,899
                                                               2000        2.305           1.874                 275,547
                                                               1999        1.753           2.305                  99,102
                                                               1998        1.367           1.753                  32,748
                                                               1997        1.000           1.367                  10,959

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/03).............   2003        1.000           1.258                  61,449

   Emerging Growth Portfolio -- Class II Shares (7/03)......   2003        0.548           0.692                 245,721
                                                               2002        0.819           0.548                 151,687
                                                               2001        1.000           0.819                  56,640

   Enterprise Portfolio -- Class II Shares (5/01)...........   2003        0.639           0.799                  23,209
                                                               2002        0.913           0.639                  13,723
                                                               2001        1.000           0.913                   6,891

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (7/03).........................................   2003        0.702           0.991                 333,071
                                                               2002        0.950           0.702                 239,285
                                                               2001        1.000           0.950                  74,692

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (4/03)........   2003        0.855           1.089               4,062,355
                                                               2002        0.951           0.855               2,680,749
                                                               2001        1.000           0.951               1,433,561

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (9/01)...........................................   2003        0.779           0.968                  43,877
                                                               2002        0.848           0.779                  35,320
                                                               2001        1.000           0.848                  10,715

   Mid Cap Portfolio -- Service Class 2 (7/01)..............   2003        0.924           1.270               1,562,630
                                                               2002        1.034           0.924                 652,170
                                                               2001        1.000           1.034                 194,753

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                         SEPARATE ACCOUNT CHARGES 1.30%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (1/97).........................   2003        1.286           1.586               2,197,793
                                                               2002        1.740           1.286               2,026,597
                                                               2001        2.385           1.740               1,800,337
                                                               2000        3.092           2.385               1,555,883
                                                               1999        2.040           3.092               1,271,961
                                                               1998        1.279           2.040                 961,744

   High Yield Bond Trust (3/97).............................   2003        1.430           1.823                 110,217
                                                               2002        1.385           1.430                  80,261
                                                               2001        1.281           1.385                  67,746
                                                               2000        1.285           1.281                  48,596
                                                               1999        1.247           1.285                  42,157
                                                               1998        1.186           1.247                  28,684
                                                               1997        1.000           1.186                   3,815

   Managed Assets Trust (3/97)..............................   2003        1.384           1.666                 493,913
                                                               2002        1.534           1.384                 480,471
                                                               2001        1.637           1.534                 438,370
                                                               2000        1.686           1.637                 401,308
                                                               1999        1.495           1.686                 362,589
                                                               1998        1.247           1.495                 299,403
                                                               1997        1.000           1.247                 223,823

   Money Market Portfolio (9/98)............................   2003        1.125           1.119                  30,849
                                                               2002        1.125           1.125                  45,798
                                                               2001        1.098           1.125                   8,164
                                                               2000        1.047           1.098                      --
                                                               1999        1.011           1.047                     108
                                                               1998        1.000           1.011                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (7/01)..........   2003        0.610           0.753                  62,575
                                                               2002        0.886           0.610                  41,405
                                                               2001        1.000           0.886                   9,328

CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund -- Class I (10/96)......   2003        1.469           1.531                 307,206
                                                               2002        1.366           1.469                 188,280
                                                               2001        1.295           1.366                 150,472
                                                               2000        1.167           1.295                  69,929

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   CitiStreet Diversified Bond Fund -- Class I  (continued).   1999        1.216           1.167                  56,766
                                                               1998        1.130           1.216                  50,376
                                                               1997        1.000           1.130                  22,291

   CitiStreet International Stock Fund -- Class I (3/97)....   2003        0.905           1.162                 169,846
                                                               2002        1.181           0.905                 108,558
                                                               2001        1.523           1.181                  81,149
                                                               2000        1.677           1.523                  46,491
                                                               1999        1.282           1.677                  37,869
                                                               1998        1.131           1.282                  35,028
                                                               1997        1.000           1.131                  16,165

   CitiStreet Large Company Stock Fund -- Class I (10/96)...   2003        0.839           1.061                 493,283
                                                               2002        1.101           0.839                 363,378
                                                               2001        1.324           1.101                 326,861
                                                               2000        1.577           1.324                 246,823
                                                               1999        1.603           1.577                 186,669
                                                               1998        1.405           1.603                 153,298
                                                               1997        1.000           1.405                  42,001

   CitiStreet Small Company Stock Fund -- Class I (10/96)...   2003        0.933           1.317                 217,147
                                                               2002        1.239           0.933                 146,211
                                                               2001        1.236           1.239                 121,305
                                                               2000        1.137           1.236                 123,164
                                                               1999        0.842           1.137                  91,325
                                                               1998        0.934           0.842                  68,535
                                                               1997        1.000           0.934                  33,718

Credit Suisse Trust
   Emerging Markets Portfolio (1/98)........................   2003        1.016           1.432                   6,414
                                                               2002        1.163           1.016                   3,521
                                                               2001        1.305           1.163                   1,869
                                                               2000        1.931           1.305                     743
                                                               1999        1.078           1.931                     229
                                                               1998        1.000           1.078                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (1/99)........   2003        1.366           1.807                  51,297
                                                               2002        1.324           1.366                  23,932
                                                               2001        1.233           1.324                   4,245
                                                               2000        0.951           1.233                      57
                                                               1999        1.000           0.951                      --

   Delaware VIP Small Cap Value Series -- Standard
   Class (9/98).............................................   2003        1.261           1.767                  28,321
                                                               2002        1.353           1.261                  18,910
                                                               2001        1.226           1.353                   5,788
                                                               2000        1.051           1.226                      --
                                                               1999        1.119           1.051                      --
                                                               1998        1.000           1.119                     124

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial
   Shares (7/98)............................................   2003        0.852           1.020                 254,668
                                                               2002        1.037           0.852                 200,751
                                                               2001        1.159           1.037                 136,753
                                                               2000        1.181           1.159                  75,462
                                                               1999        1.074           1.181                  26,484
                                                               1998        1.000           1.074                      --

   Dreyfus VIF Developing Leaders Portfolio -- Initial
   Shares (9/98)............................................   2003        1.203           1.564                 260,010
                                                               2002        1.507           1.203                 191,979
                                                               2001        1.627           1.507                  93,689
                                                               2000        1.454           1.627                  21,714
                                                               1999        1.196           1.454                  15,312
                                                               1998        1.000           1.196                   6,726

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/03)...   2003        1.000           1.200                   2,581

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)............................   2003        0.765           0.941                  18,299
                                                               2002        0.940           0.765                  10,906
                                                               2001        1.000           0.940                   4,178

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   Equity Index Portfolio -- Class II Shares (5/99).........   2003        0.647           0.815                 325,863
                                                               2002        0.844           0.647                 235,737
                                                               2001        0.975           0.844                 133,552
                                                               2000        1.090           0.975                  16,099
                                                               1999        1.000           1.090                   4,744

   Fundamental Value Portfolio (5/01).......................   2003        0.716           0.979                  36,529
                                                               2002        0.921           0.716                  22,981
                                                               2001        1.000           0.921                   6,898

Janus Aspen Series
   Balanced Portfolio -- Service Shares (7/01)..............   2003        0.884           0.992                  53,105
                                                               2002        0.959           0.884                  36,827
                                                               2001        1.000           0.959                   7,538

   Mid Cap Growth Portfolio -- Service Shares (7/01)........   2003        0.546           0.727                  42,656
                                                               2002        0.770           0.546                  30,854
                                                               2001        1.000           0.770                   4,574

   Worldwide Growth Portfolio -- Service Shares (7/01)......   2003        0.614           0.749                  41,629
                                                               2002        0.837           0.614                  22,552
                                                               2001        1.000           0.837                   5,640

OCC Accumulation Trust
   Equity Portfolio (10/98).................................   2003        0.961           0.961                      --
                                                               2002        1.153           0.961                      --
                                                               2001        1.256           1.153                     353
                                                               2000        1.158           1.256                      --
                                                               1999        1.144           1.158                      --
                                                               1998        1.000           1.144                      --

PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (7/01)....   2003        1.134           1.176                  69,312
                                                               2002        1.054           1.134                  43,128
                                                               2001        1.000           1.054                   7,564

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (7/01)   2003        0.560           0.730                  17,380
                                                               2002        0.806           0.560                  11,361
                                                               2001        1.000           0.806                   2,387

   Putnam VT International Equity Fund -- Class IB
   Shares (7/01)............................................   2003        0.697           0.885                  34,761
                                                               2002        0.858           0.697                  13,050
                                                               2001        1.000           0.858                   5,115

   Putnam VT Small Cap Value Fund -- Class IB Shares (7/01).   2003        0.879           1.298                  50,998
                                                               2002        1.089           0.879                  20,903
                                                               2001        1.000           1.089                   2,938

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (7/01)...........................   2003        1.199           1.645                  95,745
                                                               2002        1.620           1.199                  62,773
                                                               2001        1.611           1.620                  29,111
                                                               2000        1.380           1.611                     534
                                                               1999        1.145           1.380                     196
                                                               1998        1.000           1.145                      --

   Investors Fund -- Class I (10/98)........................   2003        1.085           1.418                  92,019
                                                               2002        1.429           1.085                  78,635
                                                               2001        1.510           1.429                  50,373
                                                               2000        1.328           1.510                   3,198
                                                               1999        1.204           1.328                   2,737
                                                               1998        1.000           1.204                      --

   Small Cap Growth Fund -- Class I (5/01)..................   2003        0.625           0.919                   7,411
                                                               2002        0.970           0.625                   3,265
                                                               2001        1.000           0.970                     565

   Total Return Fund -- Class I (9/98)......................   2003        1.009           1.154                  48,083
                                                               2002        1.097           1.009                  39,801
                                                               2001        1.121           1.097                     324
                                                               2000        1.052           1.121                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   Total Return Fund -- Class I  (continued)................   1999        1.058           1.052                      --
                                                               1998        1.000           1.058                      --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (7/01).............   2003        0.653           0.796                  47,024
                                                               2002        0.894           0.653                  33,413
                                                               2001        1.000           0.894                   8,590

   Smith Barney Premier Selections All Cap Growth
   Portfolio (7/01).........................................   2003        0.647           0.857                  13,898
                                                               2002        0.895           0.647                   9,111
                                                               2001        1.000           0.895                   2,490

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (9/98)....................   2003        1.025           1.401                   9,541
                                                               2002        1.352           1.025                   5,376
                                                               2001        1.316           1.352                   1,420
                                                               2000        1.236           1.316                      --
                                                               1999        1.289           1.236                      --
                                                               1998        1.000           1.289                      --

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio (9/98)...............   2003        1.329           1.755                 139,688
                                                               2002        1.572           1.329                  94,044
                                                               2001        1.659           1.572                  36,696
                                                               2000        1.442           1.659                   1,270
                                                               1999        1.287           1.442                     542
                                                               1998        1.000           1.287                      --

   Equity Income Portfolio (7/97)...........................   2003        1.027           1.330                 278,983
                                                               2002        1.209           1.027                 237,038
                                                               2001        1.312           1.209                 142,279
                                                               2000        1.217           1.312                  79,718
                                                               1999        1.176           1.217                  57,889
                                                               1998        1.060           1.176                  27,697
                                                               1997        1.000           1.060                   2,047

   Federated High Yield Portfolio (10/97)...................   2003        0.992           1.199                  14,823
                                                               2002        0.969           0.992                  11,997
                                                               2001        0.963           0.969                   9,162

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   Federated High Yield Portfolio  (continued)..............   2000        1.062           0.963                   6,461
                                                               1999        1.044           1.062                   3,860
                                                               1998        1.010           1.044                     678
                                                               1997        1.000           1.010                      --

   Federated Stock Portfolio (7/97).........................   2003        1.070           1.347                  25,490
                                                               2002        1.343           1.070                  17,301
                                                               2001        1.338           1.343                  10,237
                                                               2000        1.307           1.338                   7,045
                                                               1999        1.257           1.307                   4,170
                                                               1998        1.081           1.257                     972
                                                               1997        1.000           1.081                     205

   Large Cap Portfolio (7/97)...............................   2003        0.920           1.132                 139,745
                                                               2002        1.207           0.920                  96,255
                                                               2001        1.479           1.207                  61,266
                                                               2000        1.752           1.479                  15,577
                                                               1999        1.372           1.752                   7,759
                                                               1998        1.027           1.372                   1,349
                                                               1997        1.000           1.027                      --

   Lazard International Stock Portfolio (8/97)..............   2003        0.715           0.907                  35,395
                                                               2002        0.832           0.715                  34,178
                                                               2001        1.142           0.832                  18,322
                                                               2000        1.306           1.142                   9,448
                                                               1999        1.087           1.306                  36,439
                                                               1998        0.978           1.087                  32,949
                                                               1997        1.000           0.978                     513

   Merrill Lynch Large Cap Core Portfolio (10/98)...........   2003        0.800           0.957                  29,144
                                                               2002        1.083           0.800                  21,285
                                                               2001        1.415           1.083                  13,530
                                                               2000        1.518           1.415                   2,997
                                                               1999        1.243           1.518                     350
                                                               1998        1.000           1.243                      --

   MFS Emerging Growth Portfolio (5/01).....................   2003        0.527           0.672                  25,317
                                                               2002        0.812           0.527                  18,587
                                                               2001        1.000           0.812                  10,904

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   MFS Mid Cap Growth Portfolio (9/98)......................   2003        0.806           1.090                 194,788
                                                               2002        1.596           0.806                 121,825
                                                               2001        2.118           1.596                  53,126
                                                               2000        1.962           2.118                   5,885
                                                               1999        1.211           1.962                      --
                                                               1998        1.000           1.211                      --

   Pioneer Fund Portfolio (3/97)............................   2003        0.944           1.153                  75,413
                                                               2002        1.370           0.944                  60,637
                                                               2001        1.803           1.370                  57,561
                                                               2000        1.470           1.803                   6,646
                                                               1999        1.490           1.470                   5,986
                                                               1998        1.278           1.490                   6,389
                                                               1997        1.000           1.278                     462

   Social Awareness Stock Portfolio (10/96).................   2003        1.177           1.497                 527,715
                                                               2002        1.587           1.177                 447,508
                                                               2001        1.906           1.587                 355,392
                                                               2000        1.941           1.906                 313,700
                                                               1999        1.697           1.941                 229,469
                                                               1998        1.300           1.697                 157,955
                                                               1997        1.000           1.300                  58,974

   Travelers Quality Bond Portfolio (9/97)..................   2003        1.271           1.342                 242,682
                                                               2002        1.217           1.271                 221,234
                                                               2001        1.151           1.217                 173,332
                                                               2000        1.090           1.151                 142,435
                                                               1999        1.092           1.090                 139,811
                                                               1998        1.019           1.092                 101,354
                                                               1997        1.000           1.019                   9,055

   U.S. Government Securities Portfolio (10/96).............   2003        1.552           1.574                 319,796
                                                               2002        1.383           1.552                 261,077
                                                               2001        1.324           1.383                 186,516
                                                               2000        1.172           1.324                 138,106
                                                               1999        1.239           1.172                 110,011
                                                               1998        1.139           1.239                  62,648
                                                               1997        1.000           1.139                  14,373

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)................   2003        0.650           0.829                  19,681
                                                               2002        0.864           0.650                   9,555
                                                               2001        1.000           0.864                   1,220

   MFS Total Return Portfolio (3/97)........................   2003        1.483           1.706                 578,646
                                                               2002        1.586           1.483                 487,466
                                                               2001        1.607           1.586                 293,600
                                                               2000        1.395           1.607                 151,272
                                                               1999        1.377           1.395                 136,549
                                                               1998        1.249           1.377                  90,723
                                                               1997        1.000           1.249                  89,438

   Pioneer Strategic Income Portfolio (10/96)...............   2003        1.135           1.340                 126,594
                                                               2002        1.086           1.135                 106,221
                                                               2001        1.056           1.086                 153,641
                                                               2000        1.074           1.056                 153,349
                                                               1999        1.076           1.074                 227,738
                                                               1998        1.083           1.076                  82,211
                                                               1997        1.000           1.083                  17,658

   Smith Barney Aggressive Growth Portfolio (5/01)..........   2003        0.629           0.835                  24,633
                                                               2002        0.946           0.629                  14,775
                                                               2001        1.000           0.946                   2,244

   Smith Barney High Income Portfolio (10/96)...............   2003        0.968           1.219                  84,977
                                                               2002        1.014           0.968                  66,368
                                                               2001        1.067           1.014                  60,523
                                                               2000        1.176           1.067                  49,732
                                                               1999        1.161           1.176                  49,357
                                                               1998        1.171           1.161                  38,681
                                                               1997        1.000           1.171                   6,260

   Smith Barney International All Cap Growth
   Portfolio (3/97).........................................   2003        0.672           0.846                 134,562
                                                               2002        0.917           0.672                 132,135
                                                               2001        1.350           0.917                  96,390
                                                               2000        1.794           1.350                  58,628
                                                               1999        1.083           1.794                  25,632

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   Smith Barney International All Cap Growth Portfolio
   (continued)..............................................   1998        1.031           1.083                  18,937
                                                               1997        1.000           1.031                   5,601

   Smith Barney Large Cap Value Portfolio (3/97)............   2003        1.055           1.328                 279,208
                                                               2002        1.433           1.055                 255,034
                                                               2001        1.581           1.433                 237,866
                                                               2000        1.416           1.581                 204,244
                                                               1999        1.433           1.416                 218,475
                                                               1998        1.322           1.433                 190,418
                                                               1997        1.000           1.322                  51,250

   Smith Barney Large Capitalization Growth Portfolio (8/98)   2003        0.997           1.452                  92,876
                                                               2002        1.343           0.997                  44,408
                                                               2001        1.555           1.343                  22,563
                                                               2000        1.693           1.555                   6,223
                                                               1999        1.311           1.693                   1,853
                                                               1998        1.000           1.311                      --

   Smith Barney Money Market Portfolio (3/97)...............   2003        1.202           1.194                 697,628
                                                               2002        1.202           1.202                 789,747
                                                               2001        1.175           1.202                 591,721
                                                               2000        1.122           1.175                 440,206
                                                               1999        1.085           1.122                 462,445
                                                               1998        1.047           1.085                 237,923
                                                               1997        1.000           1.047                  39,703

   Strategic Equity Portfolio (3/97)........................   2003        1.020           1.334                 428,053
                                                               2002        1.556           1.020                 372,812
                                                               2001        1.819           1.556                 255,561
                                                               2000        2.254           1.819                 255,841
                                                               1999        1.726           2.254                 182,765
                                                               1998        1.355           1.726                 121,866
                                                               1997        1.000           1.355                  46,772

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/03).............   2003        1.000           1.253                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   Emerging Growth Portfolio -- Class II Shares (7/03)......   2003        0.542           0.679                  44,736
                                                               2002        0.815           0.542                  26,158
                                                               2001        1.000           0.815                   4,939

   Enterprise Portfolio -- Class II Shares (5/01)...........   2003        0.632           0.784                  22,230
                                                               2002        0.909           0.632                   8,253
                                                               2001        1.000           0.909                     426

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (7/03).........................................   2003        0.694           0.973                   9,880
                                                               2002        0.946           0.694                   5,594
                                                               2001        1.000           0.946                   1,173

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (4/03)........   2003        0.845           1.069                  42,292
                                                               2002        0.947           0.845                  21,217
                                                               2001        1.000           0.947                  10,328

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (9/01)...........................................   2003        0.770           0.950                  16,388
                                                               2002        0.844           0.770                  13,031
                                                               2001        1.000           0.844                   1,686

   Mid Cap Portfolio -- Service Class 2 (7/01)..............   2003        0.914           1.247                  55,766
                                                               2002        1.029           0.914                  27,675
                                                               2001        1.000           1.029                   1,660

                                      NOTES

Effective April 30, 2003 Putnam Variable Trust: Putnam VT Voyager II Fund -- Class IB Shares changed its name to Putnam VT Discovery Growth Fund -- Class IB Shares.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 1, 2003 Janus Aspen Series: Aggressive Growth Portfolio -- Service Shares changed its name to Mid Cap Growth Portfolio -- Service Shares.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective July 1, 2003: The Travelers Series Fund Inc.: Putnam Diversified Income Portfolio changed its name to Pioneer Strategic Income Portfolio

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Small Cap Portfolio -- Initial Shares changed its name to Dreyfus VIF Development Leaders Portfolio -- Initial Shares.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Appreciation Portfolio -- Initial Shares changed its name to Dreyfus VIF Appreciation Portfolio -- Initial Shares.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Travelers Series Fund Inc: Federated High Yield Portfolio is no longer available to new contract owners

Travelers Series Fund Inc: Smith Barney Money Market Portfolio is no longer available to new contract owners

Strong variable Insurance Funds Inc.: Strong Multi Cap Value Fund II is no longer available to new contract owners

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners

Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio is no longer available to new contract owners

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Share is no longer available to new contract owners

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B
--------------------------------------------------------------------------------

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

                         The Insurance Company
                         Principal Underwriter
                         Distribution and Principal Underwriting Agreement Valuation of Assets
                         Federal Tax Considerations
                         Independent Accountants
                         Condensed Financial Information
                         Financial Statements

--------------------------------------------------------------------------------
COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 3, 2004 (FORM NO. L 12549S) ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO: THE TRAVELERS INSURANCE COMPANY, ANNUITY SERVICES, ONE CITYPLACE, 3 CP, HARTFORD, CONNECTICUT, 06103-3415.

Name:
             ------------------------------------------------
Address:
             ------------------------------------------------

             ------------------------------------------------

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C
--------------------------------------------------------------------------------

                   TEXAS OPTIONAL RETIREMENT PLAN PARTICIPANTS

As provided in the Texas Optional Retirement Program ("Texas ORP"), a Participant may not receive a loan, a surrender or payment of any annuity or any benefit under the Contract, and may not transfer or exchange the Cash Surrender Value of the Contract until one of the following events:

       o   Death

       o   Disability (as defined by Internal Revenue Code 72(m)(7)

       o   Attainment of age 70 1/2

       o   Retirement

       o Termination of employment in all public institutions of higher education in Texas

If the Participant does not begin a second year of participation in the Texas ORP, the Company will pay the Participant's Cash Surrender Value, as directed by the Contract Owner.

The Company will require a written statement from the applicable institution certifying their agreement to any withdrawals.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

L-12549-C                                                            May 3, 2004

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                   GOLD TRACK
                                GOLD TRACK SELECT


                       STATEMENT OF ADDITIONAL INFORMATION


                                      DATED


                                   MAY 3, 2004


                                       FOR


            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES


                                    ISSUED BY


                         THE TRAVELERS INSURANCE COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 3, 2004. A copy of the Prospectus may be obtained by writing to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-8573 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.





                                TABLE OF CONTENTS

THE INSURANCE COMPANY....................................................      2
PRINCIPAL UNDERWRITER....................................................      2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT........................      2
VALUATION OF ASSETS......................................................      3
FEDERAL TAX CONSIDERATIONS...............................................      4
INDEPENDENT AUDITORS.....................................................      7
CONDENSED FINANCIAL INFORMATION..........................................      8
FINANCIAL STATEMENTS.....................................................    F-1

                              THE INSURANCE COMPANY

The Travelers Insurance Company (the "Company") is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415, and its telephone numbers is (860) 308-1000.

The Company is a wholly owned subsidiary of Citigroup Insurance Holding Corporation, which is an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate, Global Investment Management and Private Banking, and Investment Activities.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. The Travelers Separate Account QP for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                         TDLLC UNDERWRITING COMMISSIONS

-----------------------------------------------------------------------------------------------------------------------------
                                            UNDERWRITING COMMISSIONS PAID TO TDLLC     AMOUNT OF UNDERWRITING COMMISSIONS
YEAR                                                    BY THE COMPANY                          RETAINED BY TDLLC
-----------------------------------------------------------------------------------------------------------------------------
2003                                                        $73,223                                    $0
-----------------------------------------------------------------------------------------------------------------------------
2002                                                        $88,393                                    $0
-----------------------------------------------------------------------------------------------------------------------------
2001                                                       $104,518                                    $0
-----------------------------------------------------------------------------------------------------------------------------

                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

       (a) = investment income plus capital gains and losses (whether realized or unrealized);

       (b) = any deduction for applicable taxes (presently zero); and

       (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)


                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income.

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAs

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($41,500 for 2004). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006.

SECTION 403(b) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($11,000 in 2002, $12,000 in 2003, etc.)

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(b) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

               (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

               (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

               (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

               (d)  the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
   YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.


                              INDEPENDENT AUDITORS

The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2003 and 2002, and for each of the years in the three-year period ended December 31, 2003, included herein, and the financial statements of The Travelers Separate Account QP for Variable Annuities as of December 31, 2003, and for each of the years in the two-year period ended December 31, 2003, also included herein, have been included in reliance upon the reports of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports covering the December 31, 2003, consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries refer to changes in the Company's methods of accounting for variable interest entities in 2003, for goodwill and intangible assets in 2002, and for derivative instruments and hedging activities and for securitized financial assets in 2001.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                                GOLD TRACK (TIC)

                         SEPARATE ACCOUNT CHARGES 0.80%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (1/97)                            2003        1.327           1.644              26,177,514
                                                               2002        1.786           1.327              26,946,828
                                                               2001        2.435           1.786              29,733,093
                                                               2000        3.143           2.435              30,028,514
                                                               1999        2.063           3.143                 215,894
                                                               1998        1.287           2.063                 241,615

   Dreyfus Stock Index Fund - Initial Shares (1/97)            2003        1.306           1.663               9,686,750
                                                               2002        1.695           1.306               9,292,111
                                                               2001        1.946           1.695               9,351,608
                                                               2000        2.162           1.946               8,736,754
                                                               1999        1.807           2.162                      33
                                                               1998        1.421           1.807                      33

   High Yield Bond Trust (10/96)                               2003        1.475           1.890               1,476,033
                                                               2002        1.422           1.475               1,341,715
                                                               2001        1.308           1.422               1,252,735
                                                               2000        1.306           1.308                 888,540
                                                               1999        1.261           1.306                 245,914
                                                               1998        1.193           1.261                   3,334

   Managed Assets Trust (10/96)                                2003        1.428           1.728               6,433,587
                                                               2002        1.575           1.428               6,863,051
                                                               2001        1.672           1.575               7,761,938
                                                               2000        1.713           1.672               8,300,279
                                                               1999        1.512           1.713               2,139,292
                                                               1998        1.255           1.512                  51,150

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.615           0.763                  73,363
                                                               2002        0.889           0.615                  59,104
                                                               2001        1.000           0.889                  14,058

CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund - Class I (10/96)          2003        1.515           1.587              27,859,329
                                                               2002        1.402           1.515              28,571,418

   CitiStreet Diversified Bond Fund - Class I  (continued)     2001        1.322           1.402              26,013,416
                                                               2000        1.186           1.322              11,479,892
                                                               1999        1.230           1.186               4,355,250
                                                               1998        1.137           1.230                 872,955

   CitiStreet International Stock Fund - Class I (10/96)       2003        0.934           1.205              28,745,348
                                                               2002        1.212           0.934              31,792,301
                                                               2001        1.555           1.212              27,148,815
                                                               2000        1.705           1.555              17,237,557
                                                               1999        1.297           1.705               5,139,992
                                                               1998        1.138           1.297                 791,438

   CitiStreet Large Company Stock Fund - Class I (10/96)       2003        0.865           1.100              46,539,704
                                                               2002        1.130           0.865              42,300,597

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
                                                               2001        1.352           1.130              35,202,731
                                                               2000        1.603           1.352              22,023,243
                                                               1999        1.620           1.603               5,408,519
                                                               1998        1.414           1.620               1,060,046

   CitiStreet Small Company Stock Fund - Class I (10/96)       2003        0.962           1.366              21,329,351
                                                               2002        1.272           0.962              18,957,697
                                                               2001        1.262           1.272              17,341,913
                                                               2000        1.155           1.262              20,433,293
                                                               1999        0.852           1.155               5,098,615
                                                               1998        0.940           0.852               1,040,352
                                                               1997        0.885           0.940                       -
                                                               1996        1.000           0.885                       -

Credit Suisse Trust
   Emerging Markets Portfolio (11/98)                          2003        1.037           1.470                 236,358
                                                               2002        1.182           1.037                 304,408
                                                               2001        1.319           1.182                 325,619

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (1/99)            2003        1.393           1.853                 289,598
                                                               2002        1.344           1.393                 285,663
                                                               2001        1.245           1.344                 137,268
                                                               2000        0.956           1.245                  67,150
                                                               1999        1.000           0.956                  17,064

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (7/98)                                               2003        0.872           1.048               8,370,984
                                                               2002        1.055           0.872               9,251,637
                                                               2001        1.173           1.055              10,775,406
                                                               2000        1.190           1.173               9,459,681
                                                               1999        1.076           1.190               6,527,393
                                                               1998        1.000           1.076                  60,832

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (9/98)                                               2003        1.229           1.606               3,883,410
                                                               2002        1.532           1.229               3,863,252
                                                               2001        1.645           1.532               3,043,988
                                                               2000        1.464           1.645               1,819,121
                                                               1999        1.198           1.464                 363,977
                                                               1998        1.000           1.198                   1,748

Franklin Templeton Variable Insurance Products Trust
   Templeton Global Asset Allocation Fund - Class 1
   Shares (10/96)                                              2003        1.333           1.750               3,436,476
                                                               2002        1.402           1.333               3,445,358
                                                               2001        1.566           1.402               3,777,475
                                                               2000        1.574           1.566               3,761,950
                                                               1999        1.291           1.574                      93
                                                               1998        1.223           1.291                      93

   Templeton Growth Securities Fund - Class 1 Shares (10/96)   2003        1.308           1.721               8,992,542
                                                               2002        1.614           1.308               9,204,878
                                                               2001        1.643           1.614               9,777,820
                                                               2000        1.542           1.643               9,345,295
                                                               1999        1.204           1.542                     340
                                                               1998        1.199           1.204                     875

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/01)                  2003        0.891           1.005                 226,568
                                                               2002        0.962           0.891                 163,634

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
                                                               2001        1.000           0.962                  13,448

   Mid Cap Growth Portfolio - Service Shares (5/01)            2003        0.551           0.736                  49,994
                                                               2002        0.772           0.551                  28,529
                                                               2001        1.000           0.772                   1,477

   Worldwide Growth Portfolio - Service Shares (5/01)          2003        0.619           0.759                 212,144
                                                               2002        0.840           0.619                 186,360
                                                               2001        1.000           0.840                  23,216

PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class (5/01)        2003        1.144           1.192                 635,374
                                                               2002        1.057           1.144                 354,014
                                                               2001        1.000           1.057                  45,689

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.565           0.740                   6,382
                                                               2002        0.809           0.565                   6,121
                                                               2001        1.000           0.809                   1,007

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.703           0.897                 276,184
                                                               2002        0.861           0.703                 133,696
                                                               2001        1.000           0.861                   2,266

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.886           1.315                 211,738
                                                               2002        1.093           0.886                 109,259
                                                               2001        1.000           1.093                  17,255

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/98)                              2003        1.224           1.688                 964,724
                                                               2002        1.646           1.224                 926,755
                                                               2001        1.628           1.646                 759,039

   Investors Fund - Class I (10/98)                            2003        1.109           1.455                 586,238
                                                               2002        1.452           1.109                 497,449
                                                               2001        1.527           1.452                 384,727
                                                               2000        1.336           1.527                  98,402
                                                               1999        1.206           1.336                  66,421
                                                               1998        1.000           1.206                   1,374

   Small Cap Growth Fund - Class I (5/01)                      2003        0.631           0.932                  39,230
                                                               2002        0.974           0.631                  39,523
                                                               2001        1.000           0.974                   2,204

The Travelers Series Trust
   Convertible Securities Portfolio (8/99)                     2003        1.113           1.394                       -
                                                               2002        1.207           1.113                       -
                                                               2001        1.226           1.207                       -
                                                               2000        1.099           1.226                       -
                                                               1999        1.000           1.099                       -

   Disciplined Mid Cap Stock Portfolio (9/98)                  2003        1.358           1.802               1,926,826
                                                               2002        1.598           1.358               1,638,704
                                                               2001        1.678           1.598               1,069,783
                                                               2000        1.451           1.678                 464,358
                                                               1999        1.289           1.451                  45,075
                                                               1998        1.000           1.289                   1,037

   Merrill Lynch Large Cap Core Portfolio (10/98)              2003        0.817           0.982                 589,994
                                                               2002        1.101           0.817                 698,313

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
                                                               2001        1.431           1.101                 734,385
                                                               2000        1.527           1.431                 486,870
                                                               1999        1.245           1.527                 301,212
                                                               1998        1.000           1.245                   7,232

   MFS Emerging Growth Portfolio (5/01)                        2003        0.531           0.681                  22,659
                                                               2002        0.815           0.531                  16,783
                                                               2001        1.000           0.815                   2,628

   MFS Mid Cap Growth Portfolio (10/98)                        2003        0.823           1.119               1,669,471
                                                               2002        1.622           0.823               1,775,158
                                                               2001        2.142           1.622               1,560,715
                                                               2000        1.974           2.142                 808,819
                                                               1999        1.212           1.974                 233,024
                                                               1998        1.000           1.212                   1,512

   Pioneer Fund Portfolio (10/96)                              2003        0.974           1.196               1,082,084
                                                               2002        1.407           0.974               1,114,906
                                                               2001        1.842           1.407               1,267,842
                                                               2000        1.494           1.842                 920,744
                                                               1999        1.507           1.494                 118,785
                                                               1998        1.285           1.507                   1,413

   Social Awareness Stock Portfolio (10/96)                    2003        1.214           1.552               1,729,132
                                                               2002        1.629           1.214               1,871,608
                                                               2001        1.947           1.629               1,999,114
                                                               2000        1.972           1.947               1,713,947
                                                               1999        1.716           1.972                 608,076
                                                               1998        1.308           1.716                  18,134

   Travelers Quality Bond Portfolio (9/97)                     2003        1.305           1.385               2,027,577
                                                               2002        1.243           1.305               2,407,596
                                                               2001        1.170           1.243               2,340,766
                                                               2000        1.102           1.170               1,513,495
                                                               1999        1.099           1.102                 151,498
                                                               1998        1.021           1.099                      32

   U.S. Government Securities Portfolio (10/96)                2003        1.601           1.632               2,737,867
                                                               2002        1.420           1.601               2,881,421
                                                               2001        1.353           1.420               1,949,970
                                                               2000        1.192           1.353                 657,535
                                                               1999        1.253           1.192                 110,708
                                                               1998        1.146           1.253                  29,647

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.655           0.840               1,170,591
                                                               2002        0.867           0.655               1,194,096
                                                               2001        1.000           0.867                  10,002

   MFS Total Return Portfolio (10/96)                          2003        1.530           1.769               4,087,108
                                                               2002        1.628           1.530               4,135,912
                                                               2001        1.641           1.628               3,693,144
                                                               2000        1.418           1.641               1,699,453

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
                                                               1999        1.393           1.418               1,023,136
                                                               1998        1.257           1.393                  85,454

   Pioneer Strategic Income Portfolio (10/96)                  2003        1.171           1.389                 641,914
                                                               2002        1.115           1.171                 578,159
                                                               2001        1.079           1.115                 645,466
                                                               2000        1.091           1.079                 578,829
                                                               1999        1.088           1.091                 278,395
                                                               1998        1.090           1.088                  36,325

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           1.001                       -

   Smith Barney High Income Portfolio (10/96)                  2003        0.999           1.263                 496,206
                                                               2002        1.040           0.999                 369,750
                                                               2001        1.090           1.040                 494,130
                                                               2000        1.194           1.090                 329,280
                                                               1999        1.173           1.194                 230,410
                                                               1998        1.178           1.173                   2,810

   Smith Barney International All Cap Growth
   Portfolio (10/96)                                           2003        0.694           0.877               2,528,900
                                                               2002        0.941           0.694               2,622,169
                                                               2001        1.378           0.941               2,754,102
                                                               2000        1.823           1.378               1,750,019
                                                               1999        1.096           1.823                 349,576
                                                               1998        1.037           1.096                   4,211

   Smith Barney Large Cap Value Portfolio (10/96)              2003        1.088           1.378                 937,091
                                                               2002        1.471           1.088                 893,672
                                                               2001        1.615           1.471                 751,488
                                                               2000        1.439           1.615               1,347,297
                                                               1999        1.449           1.439                  77,050
                                                               1998        1.330           1.449                   7,331

   Smith Barney Large Capitalization Growth Portfolio (5/98)   2003        1.019           1.492               1,869,033
                                                               2002        1.365           1.019               1,932,920
                                                               2001        1.573           1.365               1,925,998
                                                               2000        1.704           1.573               1,305,175

   Smith Barney Large Capitalization Growth Portfolio
   (continued)                                                 1999        1.313           1.704                 649,086
                                                               1998        1.000           1.313                       -

   Smith Barney Money Market Portfolio (10/96)                 2003        1.240           1.238                 850,812
                                                               2002        1.234           1.240               1,402,440
                                                               2001        1.200           1.234               1,539,891
                                                               2000        1.141           1.200               1,166,205
                                                               1999        1.097           1.141                  42,339
                                                               1998        1.053           1.097                   2,799

   Strategic Equity Portfolio (10/96)                          2003        1.052           1.384              20,871,610
                                                               2002        1.597           1.052              21,981,668
                                                               2001        1.858           1.597              24,269,522
                                                               2000        2.290           1.858              23,043,619
                                                               1999        1.746           2.290               3,927,438
                                                               1998        1.363           1.746                  66,181

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class II Shares (5/01)          2003        0.546           0.688                  61,424
                                                               2002        0.818           0.546                  43,160
                                                               2001        1.000           0.818                   9,230

   Enterprise Portfolio - Class II Shares (5/01)               2003        0.637           0.794                   4,309
                                                               2002        0.912           0.637                   5,145
                                                               2001        1.000           0.912                   2,535

Variable Insurance Products Fund
   Equity - Income Portfolio - Initial Class (10/96)           2003        1.294           1.674              11,809,489

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
                                                               2002        1.571           1.294              12,326,008
                                                               2001        1.666           1.571              13,504,310
                                                               2000        1.549           1.666              13,184,237
                                                               1999        1.469           1.549                     411
                                                               1998        1.326           1.469                     624

   Growth Portfolio - Initial Class (10/96)                    2003        1.149           1.514              20,960,410
                                                               2002        1.657           1.149              20,810,968
                                                               2001        2.028           1.657              22,467,691
                                                               2000        2.296           2.028              22,300,692
                                                               1999        1.684           2.296                     177
                                                               1998        1.217           1.684                     431

   High Income Portfolio - Initial Class (10/96)               2003        0.832           1.051               1,783,443
                                                               2002        0.811           0.832               1,835,312
                                                               2001        0.926           0.811               2,043,361
                                                               2000        1.204           0.926               2,179,525
                                                               1999        1.122           1.204                      95
                                                               1998        1.183           1.122                      95

Variable Insurance Products Fund II
   Asset Manager Portfolio - Initial Class (10/96)             2003        1.296           1.517               7,129,650
                                                               2002        1.431           1.296               7,564,566
                                                               2001        1.504           1.431               8,751,147
                                                               2000        1.578           1.504               8,934,315
                                                               1999        1.432           1.578                     188
                                                               1998        1.432           1.432                     188

   Contrafund(R) Portfolio - Service Class 2 (5/01)            2003        0.852           1.083                 610,191
                                                               2002        0.950           0.852                 251,956
                                                               2001        1.000           0.950                     655

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (5/01)                                              2003        0.777           0.962                  38,317
                                                               2002        0.847           0.777                  25,942
                                                               2001        1.000           0.847                   1,000

   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.921           1.264                 353,263
                                                               2002        1.032           0.921                 237,347
                                                               2001        1.000           1.032                  50,422


                                GOLD TRACK (TIC)

                         SEPARATE ACCOUNT CHARGES 0.95%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (1/97)                            2003        1.315           1.627               2,010,856
                                                               2002        1.772           1.315               2,468,456
                                                               2001        2.420           1.772               2,884,910
                                                               2000        3.127           2.420               4,588,594
                                                               1999        2.056           3.127               3,623,345
                                                               1998        1.285           2.056               2,358,987
                                                               1997        1.028           1.285               1,445,911
                                                               1996        1.000           1.028                 293,629

   Dreyfus Stock Index Fund - Initial Shares (1/97)            2003        1.294           1.645               2,100,032
                                                               2002        1.682           1.294               2,332,015
                                                               2001        1.934           1.682               2,736,414

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
                                                               2000        2.152           1.934               3,867,630
                                                               1999        1.801           2.152               3,292,693
                                                               1998        1.418           1.801               2,284,987
                                                               1997        1.076           1.418               1,416,791
                                                               1996        1.000           1.076                 204,067

   High Yield Bond Trust (10/96)                               2003        1.461           1.870                  43,956
                                                               2002        1.411           1.461                  62,964
                                                               2001        1.300           1.411                  51,721
                                                               2000        1.300           1.300                  90,889
                                                               1999        1.257           1.300                  78,777
                                                               1998        1.191           1.257                  54,195
                                                               1997        1.031           1.191                  28,158
                                                               1996        1.000           1.031                   6,520

   Managed Assets Trust (10/96)                                2003        1.414           1.709                 576,803
                                                               2002        1.562           1.414                 644,419
                                                               2001        1.662           1.562                 751,677
                                                               2000        1.705           1.662               1,211,673
                                                               1999        1.507           1.705                 975,651
                                                               1998        1.253           1.507                 602,633
                                                               1997        1.043           1.253                 287,178
                                                               1996        1.000           1.043                  78,508

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.613           0.760                     248
                                                               2002        0.888           0.613                       -
                                                               2001        1.000           0.888                       -

CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund - Class I (10/96)          2003        1.501           1.570               2,094,029
                                                               2002        1.391           1.501               3,489,314
                                                               2001        1.314           1.391               4,579,017
                                                               2000        1.181           1.314               3,786,616
                                                               1999        1.226           1.181               2,940,609
                                                               1998        1.135           1.226               2,268,910
                                                               1997        1.022           1.135               1,504,310
                                                               1996        1.000           1.022                 232,943

   CitiStreet International Stock Fund - Class I (10/96)       2003        0.925           1.192               2,007,301
                                                               2002        1.203           0.925               3,724,441
                                                               2001        1.545           1.203               4,102,274
                                                               2000        1.696           1.545               3,909,388
                                                               1999        1.292           1.696               3,370,475
                                                               1998        1.136           1.292               2,595,394
                                                               1997        1.091           1.136               1,647,285
                                                               1996        1.000           1.091                 239,079

   CitiStreet Large Company Stock Fund - Class I (10/96)       2003        0.857           1.088               3,448,879
                                                               2002        1.122           0.857               5,529,939
                                                               2001        1.344           1.122               5,894,655
                                                               2000        1.595           1.344               5,971,119
                                                               1999        1.615           1.595               4,369,219
                                                               1998        1.411           1.615               3,478,529
                                                               1997        1.080           1.411               2,781,580
                                                               1996        1.000           1.080                 496,794

   CitiStreet Small Company Stock Fund - Class I (10/96)       2003        0.953           1.351               1,895,230
                                                               2002        1.262           0.953               2,611,282
                                                               2001        1.254           1.262               3,104,281

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
                                                               2000        1.150           1.254               5,414,219
                                                               1999        0.849           1.150               5,046,010
                                                               1998        0.938           0.849               3,784,469
                                                               1997        0.885           0.938               2,458,031
                                                               1996        1.000           0.885                 404,384

Credit Suisse Trust
   Emerging Markets Portfolio (11/98)                          2003        1.031           1.459                   1,321
                                                               2002        1.176           1.031                       -
                                                               2001        1.315           1.176                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (1/99)            2003        1.385           1.839                  21,058
                                                               2002        1.338           1.385                  24,563
                                                               2001        1.242           1.338                  14,757
                                                               2000        0.954           1.242                  97,996
                                                               1999        1.000           0.954                       -

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (7/98)                                               2003        0.866           1.039                  38,897
                                                               2002        1.050           0.866                  58,970
                                                               2001        1.168           1.050                  58,620
                                                               2000        1.187           1.168                 119,393
                                                               1999        1.075           1.187                  67,059
                                                               1998        1.000           1.075                   6,816

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (9/98)                                               2003        1.222           1.594                 156,132
                                                               2002        1.525           1.222                 181,871
                                                               2001        1.640           1.525                 189,092
                                                               2000        1.461           1.640                 298,155
                                                               1999        1.198           1.461                 106,854
                                                               1998        1.000           1.198                       -

Franklin Templeton Variable Insurance Products Trust
   Templeton Global Asset Allocation Fund - Class 1
   Shares (10/96)                                              2003        1.321           1.731                 364,876
                                                               2002        1.391           1.321                 401,117
                                                               2001        1.556           1.391                 447,229
                                                               2000        1.566           1.556                 503,649
                                                               1999        1.287           1.566                 505,516
                                                               1998        1.218           1.287                 512,555
                                                               1997        1.067           1.218                  23,178

   Templeton Growth Securities Fund - Class 1 Shares (10/96)   2003        1.296           1.702               1,439,866
                                                               2002        1.601           1.296               1,610,933
                                                               2001        1.633           1.601               1,823,492
                                                               2000        1.534           1.633               2,497,749
                                                               1999        1.200           1.534               2,345,472
                                                               1998        1.197           1.200               2,102,810
                                                               1997        1.080           1.197               1,718,317
                                                               1996        1.000           1.080                 369,698

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/01)                  2003        0.889           1.001                   4,401
                                                               2002        0.961           0.889                   1,471
                                                               2001        1.000           0.961                     191

   Mid Cap Growth Portfolio - Service Shares (5/01)            2003        0.549           0.733                   5,722
                                                               2002        0.772           0.549                       -
                                                               2001        1.000           0.772                       -

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Worldwide Growth Portfolio - Service Shares (5/01)          2003        0.617           0.756                     541
                                                               2002        0.839           0.617                       -
                                                               2001        1.000           0.839                       -

PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class (5/01)        2003        1.141           1.187                   4,122
                                                               2002        1.056           1.141                       -
                                                               2001        1.000           1.056                  10,675

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.564           0.737                       -
                                                               2002        0.808           0.564                       -
                                                               2001        1.000           0.808                       -

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.701           0.893                   2,311
                                                               2002        0.860           0.701                       -
                                                               2001        1.000           0.860                   6,840

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.884           1.310                   1,206
                                                               2002        1.092           0.884                     873
                                                               2001        1.000           1.092                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/98)                              2003        1.216           1.675                   6,142
                                                               2002        1.638           1.216                   3,388
                                                               2001        1.623           1.638                   1,563

   Investors Fund - Class I (10/98)                            2003        1.101           1.444                  36,997
                                                               2002        1.445           1.101                  57,667
                                                               2001        1.522           1.445                  40,696
                                                               2000        1.333           1.522                  63,550
                                                               1999        1.205           1.333                   4,318
                                                               1998        1.000           1.205                       -

   Small Cap Growth Fund - Class I (5/01)                      2003        0.629           0.928                   1,484
                                                               2002        0.973           0.629                   1,030
                                                               2001        1.000           0.973                       -

The Travelers Series Trust
   Convertible Securities Portfolio (8/99)                     2003        1.108           1.385                  74,504
                                                               2002        1.202           1.108                  74,378
                                                               2001        1.224           1.202                 169,308
                                                               2000        1.098           1.224                 131,469
                                                               1999        1.000           1.098                  17,834

   Disciplined Mid Cap Stock Portfolio (9/98)                  2003        1.349           1.788                  70,831
                                                               2002        1.590           1.349                  68,976
                                                               2001        1.673           1.590                  99,201
                                                               2000        1.448           1.673                  85,857
                                                               1999        1.288           1.448                   3,806
                                                               1998        1.000           1.288                       -

   Merrill Lynch Large Cap Core Portfolio (10/98)              2003        0.812           0.975                   7,197
                                                               2002        1.095           0.812                   7,672
                                                               2001        1.426           1.095                  18,083
                                                               2000        1.524           1.426                  30,148
                                                               1999        1.244           1.524                   4,975
                                                               1998        1.000           1.244                       -

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   MFS Emerging Growth Portfolio (5/01)                        2003        0.530           0.678                       -
                                                               2002        0.814           0.530                       -
                                                               2001        1.000           0.814                       -

   MFS Mid Cap Growth Portfolio (10/98)                        2003        0.818           1.111                 101,255
                                                               2002        1.614           0.818                 153,692
                                                               2001        2.135           1.614                 192,605
                                                               2000        1.971           2.135                 267,942
                                                               1999        1.212           1.971                   9,187
                                                               1998        1.000           1.212                       -

   Pioneer Fund Portfolio (10/96)                              2003        0.965           1.183                  77,429
                                                               2002        1.396           0.965                  77,877
                                                               2001        1.830           1.396                 115,965
                                                               2000        1.487           1.830                 131,675
                                                               1999        1.502           1.487                  99,467
                                                               1998        1.283           1.502                  43,847
                                                               1997        1.034           1.283                  23,674
                                                               1996        1.000           1.034                   7,796

   Social Awareness Stock Portfolio (10/96)                    2003        1.203           1.535                 294,545
                                                               2002        1.616           1.203                 333,791
                                                               2001        1.935           1.616                 362,465
                                                               2000        1.963           1.935                 585,417
                                                               1999        1.711           1.963                 497,383
                                                               1998        1.306           1.711                 293,875
                                                               1997        1.036           1.306                 124,610
                                                               1996        1.000           1.036                  35,689

   Travelers Quality Bond Portfolio (9/97)                     2003        1.294           1.372                 150,257
                                                               2002        1.235           1.294                 171,337
                                                               2001        1.164           1.235                 134,991
                                                               2000        1.098           1.164                  95,811
                                                               1999        1.097           1.098                  22,006
                                                               1998        1.020           1.097                  21,396
                                                               1997        1.000           1.020                   5,949

   U.S. Government Securities Portfolio (10/96)                2003        1.586           1.614                 291,068
                                                               2002        1.409           1.586                 497,491
                                                               2001        1.344           1.409                 327,668
                                                               2000        1.186           1.344                 327,066
                                                               1999        1.249           1.186                 206,083
                                                               1998        1.144           1.249                 145,195
                                                               1997        1.025           1.144                  81,229
                                                               1996        1.000           1.025                  51,072

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.653           0.837                      56
                                                               2002        0.867           0.653                       -
                                                               2001        1.000           0.867                       -

   MFS Total Return Portfolio (10/96)                          2003        1.516           1.750                  69,150
                                                               2002        1.615           1.516                  83,652
                                                               2001        1.631           1.615                  83,031
                                                               2000        1.411           1.631                 113,271
                                                               1999        1.388           1.411                 113,121
                                                               1998        1.255           1.388                  38,600
                                                               1997        1.045           1.255                  20,522
                                                               1996        1.000           1.045                   2,087

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Pioneer Strategic Income Portfolio (10/96)                  2003        1.161           1.374                  39,827
                                                               2002        1.106           1.161                  49,563
                                                               2001        1.072           1.106                  49,041
                                                               2000        1.086           1.072                  82,092
                                                               1999        1.084           1.086                  59,424
                                                               1998        1.088           1.084                  46,716
                                                               1997        1.019           1.088                  36,214
                                                               1996        1.000           1.019                  12,636

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           1.001                       -

   Smith Barney High Income Portfolio (10/96)                  2003        0.989           1.250                  23,853
                                                               2002        1.032           0.989                  28,766
                                                               2001        1.083           1.032                  40,627
                                                               2000        1.189           1.083                  89,238
                                                               1999        1.170           1.189                  69,835
                                                               1998        1.176           1.170                  44,716
                                                               1997        1.000           1.176                  34,790

   Smith Barney International All Cap Growth
   Portfolio (10/96)                                           2003        0.687           0.868                 272,133
                                                               2002        0.934           0.687                 335,149
                                                               2001        1.370           0.934                 407,552
                                                               2000        1.814           1.370                 560,029
                                                               1999        1.092           1.814                 209,539
                                                               1998        1.035           1.092                 118,339
                                                               1997        1.000           1.035                  97,802
                                                               1997        1.017           1.000                       -

   Smith Barney Large Cap Value Portfolio (10/96)              2003        1.078           1.363                 610,062
                                                               2002        1.459           1.078                 734,035
                                                               2001        1.604           1.459                 900,664
                                                               2000        1.432           1.604               1,337,882
                                                               1999        1.445           1.432               1,338,259
                                                               1998        1.328           1.445               1,199,090
                                                               1997        1.000           1.328               1,048,182
                                                               1997        1.058           1.000                       -

   Smith Barney Large Capitalization Growth Portfolio (5/98)   2003        1.012           1.480                 106,194
                                                               2002        1.359           1.012                 121,437
                                                               2001        1.568           1.359                 141,575
                                                               2000        1.701           1.568                 187,316
                                                               1999        1.313           1.701                  87,242
                                                               1998        1.000           1.313                       -

   Smith Barney Money Market Portfolio (10/96)                 2003        1.229           1.225                 281,487
                                                               2002        1.225           1.229                 434,581
                                                               2001        1.192           1.225                 637,197
                                                               2000        1.135           1.192                 894,768
                                                               1999        1.094           1.135                 905,258
                                                               1998        1.051           1.094                 433,846
                                                               1997        1.010           1.051                 124,936
                                                               1996        1.000           1.010                  56,124

   Strategic Equity Portfolio (10/96)                          2003        1.042           1.369                 456,960
                                                               2002        1.584           1.042                 518,075
                                                               2001        1.846           1.584                 622,943
                                                               2000        2.279           1.846                 945,729
                                                               1999        1.740           2.279                 776,729
                                                               1998        1.361           1.740                 571,621
                                                               1997        1.065           1.361                 315,371
                                                               1996        1.000           1.065                  44,777

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class II Shares (5/01)          2003        0.545           0.686                     272
                                                               2002        0.817           0.545                       -
                                                               2001        1.000           0.817                       -

   Enterprise Portfolio - Class II Shares (5/01)               2003        0.635           0.791                     244
                                                               2002        0.911           0.635                       -
                                                               2001        1.000           0.911                       -

Variable Insurance Products Fund
   Equity - Income Portfolio - Initial Class (10/96)           2003        1.282           1.656               1,206,650
                                                               2002        1.559           1.282               1,435,393
                                                               2001        1.656           1.559               1,942,970
                                                               2000        1.542           1.656               2,541,551
                                                               1999        1.464           1.542               2,594,215
                                                               1998        1.324           1.464               2,294,202

   Growth Portfolio - Initial Class (10/96)                    2003        1.138           1.497               2,865,805
                                                               2002        1.644           1.138               3,310,013
                                                               2001        2.015           1.644               3,913,670
                                                               2000        2.285           2.015               5,918,391
                                                               1999        1.678           2.285               5,002,571
                                                               1998        1.215           1.678               3,726,583

   High Income Portfolio - Initial Class (10/96)               2003        0.825           1.039                 370,448
                                                               2002        0.805           0.825                 381,847
                                                               2001        0.920           0.805                 481,330
                                                               2000        1.199           0.920                 654,249
                                                               1999        1.119           1.199                 680,684
                                                               1998        1.181           1.119                 578,543

Variable Insurance Products Fund II
   Asset Manager Portfolio - Initial Class (10/96)             2003        1.284           1.500                 450,679
                                                               2002        1.420           1.284                 554,458
                                                               2001        1.495           1.420                 744,567
                                                               2000        1.571           1.495               1,048,926
                                                               1999        1.427           1.571               1,051,184
                                                               1998        1.048           1.427               1,072,725

   Contrafund(R) Portfolio - Service Class 2 (5/01)            2003        0.850           1.079                       -
                                                               2002        0.949           0.850                       -
                                                               2001        1.000           0.949                  18,707

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (5/01)                                              2003        0.775           0.959                     610
                                                               2002        0.846           0.775                       -
                                                               2001        1.000           0.846                       -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.919           1.259                     774
                                                               2002        1.031           0.919                       -
                                                               2001        1.000           1.031                       -

                                GOLD TRACK (TIC)

                         SEPARATE ACCOUNT CHARGES 1.15%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (1/97)                            2003        1.298           1.603               1,800,543
                                                               2002        1.753           1.298               1,993,402
                                                               2001        2.400           1.753               1,026,204
                                                               2000        3.107           2.400                 909,468
                                                               1999        2.047           3.107                 809,231
                                                               1998        1.282           2.047                 429,279
                                                               1997        1.027           1.282                  58,734

   Dreyfus Stock Index Fund - Initial Shares (1/97)            2003        1.277           1.621                 799,701
                                                               2002        1.664           1.277                 680,643
                                                               2001        1.917           1.664                 603,427
                                                               2000        2.138           1.917                 529,242
                                                               1999        1.793           2.138                 458,187
                                                               1998        1.415           1.793                 257,393
                                                               1997        1.000           1.415                  87,374

   High Yield Bond Trust (10/96)                               2003        1.443           1.843                 249,343
                                                               2002        1.396           1.443                 260,817
                                                               2001        1.289           1.396                 190,095
                                                               2000        1.292           1.289                 110,433
                                                               1999        1.251           1.292                  64,829
                                                               1998        1.188           1.251                  33,994
                                                               1997        1.000           1.188                   3,683

   Managed Assets Trust (10/96)                                2003        1.397           1.684               1,016,680
                                                               2002        1.546           1.397               1,058,871
                                                               2001        1.648           1.546                 659,963
                                                               2000        1.694           1.648                 459,188
                                                               1999        1.500           1.694                 274,379
                                                               1998        1.250           1.500                 146,528
                                                               1997        1.000           1.250                  12,488

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.611           0.756                   1,412
                                                               2002        0.886           0.611                       -
                                                               2001        1.000           0.886                       -

CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund - Class I (10/96)          2003        1.483           1.548               2,953,611
                                                               2002        1.376           1.483               3,021,646
                                                               2001        1.303           1.376               2,567,937
                                                               2000        1.173           1.303               1,180,423
                                                               1999        1.220           1.173                 415,013
                                                               1998        1.132           1.220                 154,138
                                                               1997        1.000           1.132                  24,590

   CitiStreet International Stock Fund - Class I (10/96)       2003        0.914           1.175               3,343,488
                                                               2002        1.190           0.914               3,800,784
                                                               2001        1.532           1.190               2,019,758
                                                               2000        1.685           1.532               1,092,967
                                                               1999        1.286           1.685                 564,777
                                                               1998        1.133           1.286                 210,146
                                                               1997        1.000           1.133                  25,148

CitiStreet Large Company Stock Fund - Class I (10/96)          2003        0.847           1.072               4,135,294
                                                               2002        1.110           0.847               3,561,773
                                                               2001        1.333           1.110               2,715,265
                                                               2000        1.585           1.333               1,661,400
                                                               1999        1.608           1.585                 763,197
                                                               1998        1.408           1.608                 347,272
                                                               1997        1.000           1.408                  95,491

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------

   CitiStreet Small Company Stock Fund - Class I (10/96)       2003        0.941           1.331               1,517,445
                                                               2002        1.248           0.941               1,218,122
                                                               2001        1.243           1.248                 991,516
                                                               2000        1.142           1.243               1,071,633
                                                               1999        0.845           1.142                 627,445
                                                               1998        0.936           0.845                 236,065
                                                               1997        1.000           0.936                  24,064
                                                               1997        0.885           1.000                       -

Credit Suisse Trust
   Emerging Markets Portfolio (11/98)                          2003        1.022           1.444                  64,081
                                                               2002        1.169           1.022                  55,791
                                                               2001        1.309           1.169                  46,246

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (1/99)            2003        1.374           1.821                  36,499
                                                               2002        1.330           1.374                  28,806
                                                               2001        1.237           1.330                  17,886
                                                               2000        0.952           1.237                   6,571
                                                               1999        1.000           0.952                   2,453

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (7/98)                                               2003        0.858           1.028                 518,166
                                                               2002        1.042           0.858                 503,174
                                                               2001        1.163           1.042                 389,965
                                                               2000        1.184           1.163                 274,697
                                                               1999        1.074           1.184                 100,924
                                                               1998        1.000           1.074                   1,944

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (9/98)                                               2003        1.211           1.577                 440,247
                                                               2002        1.515           1.211                 368,770
                                                               2001        1.632           1.515                 277,391
                                                               2000        1.457           1.632                 156,058
                                                               1999        1.197           1.457                  44,319
                                                               1998        1.000           1.197                   1,114

Franklin Templeton Variable Insurance Products Trust
   Templeton Global Asset Allocation Fund - Class 1
   Shares (10/96)                                              2003        1.304           1.706                 426,916
                                                               2002        1.377           1.304                 403,788
                                                               2001        1.543           1.377                 386,039
                                                               2000        1.556           1.543                 394,690
                                                               1999        1.281           1.556                 415,299
                                                               1998        1.216           1.281                  52,584
                                                               1997        1.000           1.216                 358,096

   Templeton Growth Securities Fund - Class 1 Shares (10/96)   2003        1.280           1.678                 475,843
                                                               2002        1.585           1.280                 471,137
                                                               2001        1.619           1.585                 449,927
                                                               2000        1.525           1.619                 429,598
                                                               1999        1.195           1.525                 485,025
                                                               1998        1.194           1.195                 193,454
                                                               1997        1.000           1.194                 129,091

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/01)                  2003        0.886           0.996                  19,355
                                                               2002        0.960           0.886                   3,729
                                                               2001        1.000           0.960                       -

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Mid Cap Growth Portfolio - Service Shares (5/01)            2003        0.548           0.729                  30,870
                                                               2002        0.771           0.548                   8,353
                                                               2001        1.000           0.771                     276

   Worldwide Growth Portfolio - Service Shares (5/01)          2003        0.615           0.752                  10,406
                                                               2002        0.838           0.615                  13,379
                                                               2001        1.000           0.838                     312

PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class (5/01)        2003        1.137           1.181                 164,279
                                                               2002        1.055           1.137                  29,918
                                                               2001        1.000           1.055                   5,387

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.562           0.733                  10,885
                                                               2002        0.807           0.562                   8,720
                                                               2001        1.000           0.807                   8,360

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.699           0.888                  21,113
                                                               2002        0.859           0.699                  17,075
                                                               2001        1.000           0.859                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.881           1.303                  63,649
                                                               2002        1.090           0.881                  75,450
                                                               2001        1.000           1.090                     258

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/98)                              2003        1.206           1.658                 221,186
                                                               2002        1.628           1.206                 158,645
                                                               2001        1.616           1.628                  94,673

   Investors Fund - Class I (10/98)                            2003        1.092           1.429                  91,499
                                                               2002        1.436           1.092                  75,511
                                                               2001        1.515           1.436                  26,027
                                                               2000        1.330           1.515                   5,096
                                                               1999        1.205           1.330                   1,501
                                                               1998        1.000           1.205                       -

   Small Cap Growth Fund - Class I (5/01)                      2003        0.627           0.923                  36,074
                                                               2002        0.971           0.627                  14,644
                                                               2001        1.000           0.971                     172

The Travelers Series Trust
   Convertible Securities Portfolio (8/99)                     2003        1.100           1.373                  12,649
                                                               2002        1.197           1.100                  11,298
                                                               2001        1.221           1.197                   4,158
                                                               2000        1.097           1.221                       -
                                                               1999        1.000           1.097                       -

   Disciplined Mid Cap Stock Portfolio (9/98)                  2003        1.338           1.769                  75,678
                                                               2002        1.580           1.338                  61,997
                                                               2001        1.665           1.580                  26,479
                                                               2000        1.444           1.665                   8,052
                                                               1999        1.288           1.444                   1,943
                                                               1998        1.000           1.288                     111

   Merrill Lynch Large Cap Core Portfolio (10/98)              2003        0.805           0.964                  36,279
                                                               2002        1.088           0.805                  28,508
                                                               2001        1.420           1.088                  20,448

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
                                                               2000        1.521           1.420                  12,601
                                                               1999        1.244           1.521                   1,167
                                                               1998        1.000           1.244                       -

   MFS Emerging Growth Portfolio (5/01)                        2003        0.528           0.674                   5,417
                                                               2002        0.813           0.528                   2,747
                                                               2001        1.000           0.813                      40

   MFS Mid Cap Growth Portfolio (10/98)                        2003        0.811           1.099                 332,682
                                                               2002        1.603           0.811                 247,468
                                                               2001        2.125           1.603                 144,030
                                                               2000        1.966           2.125                  64,395
                                                               1999        1.211           1.966                   1,622
                                                               1998        1.000           1.211                       -

   Pioneer Fund Portfolio (10/96)                              2003        0.953           1.166                 193,950
                                                               2002        1.381           0.953                 171,326
                                                               2001        1.815           1.381                 134,756
                                                               2000        1.477           1.815                  68,174
                                                               1999        1.495           1.477                  65,548
                                                               1998        1.280           1.495                  15,300
                                                               1997        1.000           1.280                     538

   Social Awareness Stock Portfolio (10/96)                    2003        1.188           1.513                 428,528
                                                               2002        1.599           1.188                 396,867
                                                               2001        1.918           1.599                 313,580
                                                               2000        1.950           1.918                 249,227
                                                               1999        1.703           1.950                 139,985
                                                               1998        1.303           1.703                  81,076
                                                               1997        1.000           1.303                   4,602

   Travelers Quality Bond Portfolio (9/97)                     2003        1.281           1.355                 303,194
                                                               2002        1.225           1.281                 393,375
                                                               2001        1.156           1.225                 155,136
                                                               2000        1.093           1.156                 134,013
                                                               1999        1.094           1.093                 106,388
                                                               1998        1.020           1.094                  23,910
                                                               1997        1.000           1.020                   9,879

   U.S. Government Securities Portfolio (10/96)                2003        1.566           1.591                 484,219
                                                               2002        1.394           1.566                 447,087
                                                               2001        1.333           1.394                 155,072
                                                               2000        1.178           1.333                  96,447
                                                               1999        1.243           1.178                  74,915
                                                               1998        1.141           1.243                  22,572
                                                               1997        1.000           1.141                   2,710

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.651           0.832                  48,589
                                                               2002        0.865           0.651                  44,857
                                                               2001        1.000           0.865                   6,390

   MFS Total Return Portfolio (10/96)                          2003        1.497           1.724               1,458,409
                                                               2002        1.598           1.497               1,565,486
                                                               2001        1.617           1.598                 387,113
                                                               2000        1.402           1.617                 314,686
                                                               1999        1.382           1.402                 238,310
                                                               1998        1.252           1.382                 114,873
                                                               1997        1.000           1.252                  23,942

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Pioneer Strategic Income Portfolio (10/96)                  2003        1.146           1.354                 194,321
                                                               2002        1.095           1.146                 207,068
                                                               2001        1.063           1.095                 199,181
                                                               2000        1.079           1.063                 174,538
                                                               1999        1.080           1.079                 139,658
                                                               1998        1.085           1.080                  89,751
                                                               1997        1.000           1.085                   2,136

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           1.000                       -

   Smith Barney High Income Portfolio (10/96)                  2003        0.977           1.232                 108,788
                                                               2002        1.022           0.977                  90,083
                                                               2001        1.074           1.022                  95,509
                                                               2000        1.181           1.074                  25,916
                                                               1999        1.165           1.181                  19,237
                                                               1998        1.173           1.165                  14,828
                                                               1997        1.000           1.173                   2,552

   Smith Barney International All Cap Growth
   Portfolio (10/96)                                           2003        0.679           0.855                 316,712
                                                               2002        0.924           0.679                 281,821
                                                               2001        1.358           0.924                 200,689
                                                               2000        1.803           1.358                 138,505
                                                               1999        1.087           1.803                  92,095
                                                               1998        1.033           1.087                  54,366
                                                               1997        1.000           1.033                   4,658

   Smith Barney Large Cap Value Portfolio (10/96)              2003        1.065           1.343                 294,442
                                                               2002        1.444           1.065                 249,688
                                                               2001        1.591           1.444                 201,867
                                                               2000        1.423           1.591                 159,017
                                                               1999        1.438           1.423                 107,554
                                                               1998        1.324           1.438                  81,366
                                                               1997        1.000           1.324                   9,074

   Smith Barney Large Capitalization Growth Portfolio (5/98)   2003        1.004           1.464                 358,583
                                                               2002        1.350           1.004                 266,392
                                                               2001        1.561           1.350                 211,516
                                                               2000        1.697           1.561                 142,591
                                                               1999        1.312           1.697                  51,499
                                                               1998        1.000           1.312                       -

   Smith Barney Money Market Portfolio (10/96)                 2003        1.213           1.207                 502,040
                                                               2002        1.212           1.213                 522,225
                                                               2001        1.182           1.212                 424,446
                                                               2000        1.128           1.182                 353,131
                                                               1999        1.089           1.128                 152,444
                                                               1998        1.048           1.089                 371,996
                                                               1997        1.000           1.048                  24,063

   Strategic Equity Portfolio (10/96)                          2003        1.030           1.349               1,035,723
                                                               2002        1.568           1.030               1,016,916
                                                               2001        1.831           1.568                 679,805
                                                               2000        2.265           1.831                 501,928
                                                               1999        1.732           2.265                 300,983
                                                               1998        1.358           1.732                 201,618
                                                               1997        1.000           1.358                  25,227

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class II Shares (5/01)          2003        0.543           0.682                  21,751
                                                               2002        0.816           0.543                  18,844
                                                               2001        1.000           0.816                   4,565

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Enterprise Portfolio - Class II Shares (5/01)               2003        0.633           0.787                  41,403
                                                               2002        0.910           0.633                  40,595
                                                               2001        1.000           0.910                       -

Variable Insurance Products Fund
   Equity - Income Portfolio - Initial Class (10/96)           2003        1.266           1.632                 412,260
                                                               2002        1.543           1.266                 409,742
                                                               2001        1.642           1.543                 406,693
                                                               2000        1.532           1.642                 359,257
                                                               1999        1.457           1.532                 359,627
                                                               1998        1.321           1.457                 302,651

   Growth Portfolio - Initial Class (10/96)                    2003        1.124           1.476                 832,232
                                                               2002        1.626           1.124                 763,284
                                                               2001        1.998           1.626                 770,117
                                                               2000        2.270           1.998                 828,146
                                                               1999        1.671           2.270                 838,004
                                                               1998        1.212           1.671                 297,359

   High Income Portfolio - Initial Class (10/96)               2003        0.814           1.025                 166,192
                                                               2002        0.796           0.814                 182,656
                                                               2001        0.913           0.796                 179,122
                                                               2000        1.191           0.913                 214,777
                                                               1999        1.114           1.191                 249,045
                                                               1998        1.178           1.114                 181,391

Variable Insurance Products Fund II
   Asset Manager Portfolio - Initial Class (10/96)             2003        1.268           1.479                 543,269
                                                               2002        1.405           1.268                 533,952
                                                               2001        1.482           1.405                 514,150
                                                               2000        1.561           1.482                 501,724
                                                               1999        1.421           1.561                 476,733
                                                               1998        1.249           1.421                 106,115

   Contrafund(R) Portfolio - Service Class 2 (5/01)            2003        0.847           1.073                 922,866
                                                               2002        0.948           0.847               1,049,634
                                                               2001        1.000           0.948                       -

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (5/01)                                              2003        0.772           0.953                     545
                                                               2002        0.845           0.772                       -
                                                               2001        1.000           0.845                       -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.916           1.252                  39,931
                                                               2002        1.030           0.916                  15,143
                                                               2001        1.000           1.030                       -



                                      NOTES

Effective April 30, 2003 Putnam Variable Trust: Putnam VT Voyager II Fund - Class IB Shares changed its name to Putnam VT Discovery Growth Fund - Class IB Shares

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund - Class IB Shares changed its name to Putnam VT International Equity Fund - Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund - Class I changed its name to All Cap Fund - Class I.

Effective May 1, 2003 Janus Aspen Series: Aggressive Growth Portfolio - Service Shares changed its name to Mid Cap Growth Portfolio - Service Shares.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective July 1, 2003: The Travelers Series Fund Inc.: Putnam Diversified Income Portfolio changed its name to Pioneer Strategic Income Portfolio

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 5, 2003 Dreyfus Stock Index Fund, Inc.: Dreyfus Stock Index Fund changed its name to Dreyfus Stock Index Fund - Initial Shares

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Small Cap Portfolio - Initial Shares changed its name to Dreyfus VIF Development Leaders Portfolio - Initial Shares.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Appreciation Portfolio - Initial Shares changed its name to Dreyfus VIF Appreciation Portfolio - Initial Shares.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

Variable Insurance Product Fund: High Income Portfolio - Initial Class is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund is no longer available to new contract owners.

                             GOLD TRACK SELECT (TIC)

                         SEPARATE ACCOUNT CHARGES 0.80%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (1/97)                            2003        1.327           1.644              26,177,514
                                                               2002        1.786           1.327              26,946,828
                                                               2001        2.435           1.786              29,733,093
                                                               2000        3.143           2.435              30,028,514
                                                               1999        2.063           3.143                 215,894
                                                               1998        1.000           2.063                 241,615

   High Yield Bond Trust (3/97)                                2003        1.475           1.890               1,476,033
                                                               2002        1.422           1.475               1,341,715
                                                               2001        1.308           1.422               1,252,735
                                                               2000        1.306           1.308                 888,540
                                                               1999        1.261           1.306                 245,914
                                                               1998        1.193           1.261                   3,334

   Managed Assets Trust (3/97)                                 2003        1.428           1.728               6,433,587
                                                               2002        1.575           1.428               6,863,051
                                                               2001        1.672           1.575               7,761,938
                                                               2000        1.713           1.672               8,300,279
                                                               1999        1.512           1.713               2,139,292
                                                               1998        1.255           1.512                  51,150

   Money Market Portfolio (9/98)                               2003        1.150           1.150               2,831,048
                                                               2002        1.143           1.150               3,550,503
                                                               2001        1.111           1.143               2,173,177
                                                               2000        1.054           1.111               1,314,965
                                                               1999        1.012           1.054               1,193,784
                                                               1998        1.000           1.012                  16,146

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (7/01)              2003        0.615           0.763                  73,363
                                                               2002        0.889           0.615                  59,104
                                                               2001        1.000           0.889                  14,058

CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund - Class I (10/96)          2003        1.515           1.587              27,859,329
                                                               2002        1.402           1.515              28,571,418
                                                               2001        1.322           1.402              26,013,416
                                                               2000        1.186           1.322              11,479,892
                                                               1999        1.230           1.186               4,355,250
                                                               1998        1.137           1.230                 872,955

   CitiStreet International Stock Fund - Class I (3/97)        2003        0.934           1.205              28,745,348
                                                               2002        1.212           0.934              31,792,301
                                                               2001        1.555           1.212              27,148,815
                                                               2000        1.705           1.555              17,237,557
                                                               1999        1.297           1.705               5,139,992
                                                               1998        1.138           1.297                 791,438

   CitiStreet Large Company Stock Fund - Class I (10/96)       2003        0.865           1.100              46,539,704
                                                               2002        1.130           0.865              42,300,597
                                                               2001        1.352           1.130              35,202,731
                                                               2000        1.603           1.352              22,023,243
                                                               1999        1.620           1.603               5,408,519
                                                               1998        1.414           1.620               1,060,046

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   CitiStreet Small Company Stock Fund - Class I (10/96)       2003        0.962           1.366              21,329,351
                                                               2002        1.272           0.962              18,957,697
                                                               2001        1.262           1.272              17,341,913
                                                               2000        1.155           1.262              20,433,293
                                                               1999        0.852           1.155               5,098,615
                                                               1998        0.940           0.852               1,040,352

Credit Suisse Trust
   Emerging Markets Portfolio (1/98)                           2003        1.037           1.470                 236,358
                                                               2002        1.182           1.037                 304,408
                                                               2001        1.319           1.182                 325,619
                                                               2000        1.942           1.319                 254,148
                                                               1999        1.079           1.942                  96,131
                                                               1998        1.000           1.079                     285

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (1/99)            2003        1.393           1.853                 289,598
                                                               2002        1.344           1.393                 285,663
                                                               2001        1.245           1.344                 137,268
                                                               2000        0.956           1.245                  67,150
                                                               1999        1.000           0.956                  17,064

   Delaware VIP Small Cap Value Series - Standard
   Class (9/98)                                                2003        1.288           1.814                 996,693
                                                               2002        1.375           1.288                 880,143
                                                               2001        1.240           1.375                 542,325
                                                               2000        1.057           1.240                 197,100
                                                               1999        1.120           1.057                  86,532
                                                               1998        1.000           1.120                   2,407

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (7/98)                                               2003        0.872           1.048               8,370,984
                                                               2002        1.055           0.872               9,251,637
                                                               2001        1.173           1.055              10,775,406
                                                               2000        1.190           1.173               9,459,681
                                                               1999        1.076           1.190               6,527,393
                                                               1998        1.000           1.076                  60,832

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (9/98)                                               2003        1.229           1.606               3,883,410
                                                               2002        1.532           1.229               3,863,252
                                                               2001        1.645           1.532               3,043,988
                                                               2000        1.464           1.645               1,819,121
                                                               1999        1.198           1.464                 363,977
                                                               1998        1.000           1.198                   1,748

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/03)       2003        1.000           1.204                  20,622

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)                               2003        0.772           0.954                 312,504
                                                               2002        0.943           0.772                 205,234
                                                               2001        1.000           0.943                  31,907

   Equity Index Portfolio - Class II Shares (5/99)             2003        0.658           0.834               5,331,997
                                                               2002        0.855           0.658               4,457,211
                                                               2001        0.983           0.855               2,849,660
                                                               2000        1.093           0.983               1,566,175
                                                               1999        1.000           1.093               1,014,729

   Fundamental Value Portfolio (5/01)                          2003        0.722           0.992                 972,729
                                                               2002        0.924           0.722                 693,928
                                                               2001        1.000           0.924                  71,327

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Janus Aspen Series
   Balanced Portfolio - Service Shares (7/01)                  2003        0.891           1.005                 226,568
                                                               2002        0.962           0.891                 163,634
                                                               2001        1.000           0.962                  13,448

   Mid Cap Growth Portfolio - Service Shares (7/01)            2003        0.551           0.736                  49,994
                                                               2002        0.772           0.551                  28,529
                                                               2001        1.000           0.772                   1,477

   Worldwide Growth Portfolio - Service Shares (7/01)          2003        0.619           0.759                 212,144
                                                               2002        0.840           0.619                 186,360
                                                               2001        1.000           0.840                  23,216

OCC Accumulation Trust
   Equity Portfolio (10/98)                                    2003        0.980           0.980                       -
                                                               2002        1.172           0.980                       -
                                                               2001        1.270           1.172                 817,184
                                                               2000        1.165           1.270                 181,293
                                                               1999        1.145           1.165                 103,534
                                                               1998        1.000           1.145                       -

PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class (7/01)        2003        1.144           1.192                 635,374
                                                               2002        1.057           1.144                 354,014
                                                               2001        1.000           1.057                  45,689

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (7/01)    2003        0.565           0.740                   6,382
                                                               2002        0.809           0.565                   6,121
                                                               2001        1.000           0.809                   1,007

   Putnam VT International Equity Fund - Class IB
   Shares (7/01)                                               2003        0.703           0.897                 276,184
                                                               2002        0.861           0.703                 133,696
                                                               2001        1.000           0.861                   2,266

   Putnam VT Small Cap Value Fund - Class IB Shares (7/01)     2003        0.886           1.315                 211,738
                                                               2002        1.093           0.886                 109,259
                                                               2001        1.000           1.093                  17,255

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (7/01)                               2003        1.224           1.688                 964,724
                                                               2002        1.646           1.224                 926,755
                                                               2001        1.628           1.646                 759,039
                                                               2000        1.388           1.628                 224,472
                                                               1999        1.146           1.388                  88,070
                                                               1998        1.000           1.146                   4,438

   Investors Fund - Class I (10/98)                            2003        1.109           1.455                 586,238
                                                               2002        1.452           1.109                 497,449
                                                               2001        1.527           1.452                 384,727
                                                               2000        1.336           1.527                  98,402
                                                               1999        1.206           1.336                  66,421
                                                               1998        1.000           1.206                   1,374

   Small Cap Growth Fund - Class I (5/01)                      2003        0.631           0.932                  39,230
                                                               2002        0.974           0.631                  39,523
                                                               2001        1.000           0.974                   2,204

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Total Return Fund - Class I (9/98)                          2003        1.031           1.185                  97,044
                                                               2002        1.116           1.031                  89,345
                                                               2001        1.134           1.116                  66,956
                                                               2000        1.059           1.134                  37,113
                                                               1999        1.059           1.059                  30,146
                                                               1998        1.000           1.059                   6,719

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (7/01)                2003        0.659           0.807                  28,990
                                                               2002        0.897           0.659                  14,667
                                                               2001        1.000           0.897                   3,470

   Smith Barney Premier Selections All Cap Growth
   Portfolio (7/01)                                            2003        0.652           0.869                  44,619
                                                               2002        0.898           0.652                  28,903
                                                               2001        1.000           0.898                  28,501

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (9/98)                       2003        1.048           1.438                 164,392
                                                               2002        1.374           1.048                 139,394
                                                               2001        1.331           1.374                  62,073
                                                               2000        1.244           1.331                  36,164
                                                               1999        1.291           1.244                  15,579
                                                               1998        1.000           1.291                   1,963

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio (9/98)                  2003        1.358           1.802               1,926,826
                                                               2002        1.598           1.358               1,638,704
                                                               2001        1.678           1.598               1,069,783
                                                               2000        1.451           1.678                 464,358
                                                               1999        1.289           1.451                  45,075
                                                               1998        1.000           1.289                   1,037

   Equity Income Portfolio (7/97)                              2003        1.055           1.373               3,815,445
                                                               2002        1.236           1.055               3,877,818
                                                               2001        1.334           1.236               3,856,038
                                                               2000        1.232           1.334               3,017,488
                                                               1999        1.184           1.232               2,144,584
                                                               1998        1.062           1.184                  86,915

   Federated High Yield Portfolio (10/97)                      2003        1.018           1.236                  98,872
                                                               2002        0.990           1.018                  89,229
                                                               2001        0.979           0.990                  40,900
                                                               2000        1.074           0.979                  37,604
                                                               1999        1.050           1.074                  38,465
                                                               1998        1.011           1.050                  11,120

   Federated Stock Portfolio (7/97)                            2003        1.099           1.392                 764,247
                                                               2002        1.373           1.099                 837,314
                                                               2001        1.362           1.373                 669,949
                                                               2000        1.323           1.362                 357,769
                                                               1999        1.266           1.323                 269,231
                                                               1998        1.083           1.266                   8,544

   Large Cap Portfolio (7/97)                                  2003        0.945           1.169               5,592,251
                                                               2002        1.234           0.945               5,781,266
                                                               2001        1.504           1.234               5,782,038
                                                               2000        1.773           1.504               3,641,258
                                                               1999        1.382           1.773               2,550,992
                                                               1998        1.028           1.382                  10,852

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Lazard International Stock Portfolio (8/97)                 2003        0.734           0.937                 675,699
                                                               2002        0.850           0.734                 793,486
                                                               2001        1.161           0.850                 798,507
                                                               2000        1.322           1.161                 596,990
                                                               1999        1.095           1.322                 369,840
                                                               1998        0.980           1.095                   6,737

   Merrill Lynch Large Cap Core Portfolio (10/98)              2003        0.817           0.982                 589,994
                                                               2002        1.101           0.817                 698,313
                                                               2001        1.431           1.101                 734,385
                                                               2000        1.527           1.431                 486,870
                                                               1999        1.245           1.527                 301,212
                                                               1998        1.000           1.245                   7,232

   MFS Emerging Growth Portfolio (5/01)                        2003        0.531           0.681                  22,659
                                                               2002        0.815           0.531                  16,782
                                                               2001        1.000           0.815                   2,628

   MFS Mid Cap Growth Portfolio (9/98)                         2003        0.823           1.119               1,669,471
                                                               2002        1.622           0.823               1,775,158
                                                               2001        2.142           1.622               1,560,715
                                                               2000        1.974           2.142                 808,819
                                                               1999        1.212           1.974                 233,024
                                                               1998        1.000           1.212                   1,512

   Pioneer Fund Portfolio (3/97)                               2003        0.974           1.196               1,082,084
                                                               2002        1.407           0.974               1,114,906
                                                               2001        1.842           1.407               1,267,842
                                                               2000        1.494           1.842                 920,744
                                                               1999        1.507           1.494                 118,785
                                                               1998        1.285           1.507                   1,413

   Social Awareness Stock Portfolio (10/96)                    2003        1.214           1.552               1,729,132
                                                               2002        1.629           1.214               1,871,608
                                                               2001        1.947           1.629               1,999,114
                                                               2000        1.972           1.947               1,713,947
                                                               1999        1.716           1.972                 608,076
                                                               1998        1.308           1.716                  18,134

   Travelers Quality Bond Portfolio (9/97)                     2003        1.305           1.385               2,027,577
                                                               2002        1.243           1.305               2,407,596
                                                               2001        1.170           1.243               2,340,766
                                                               2000        1.102           1.170               1,513,495
                                                               1999        1.099           1.102                 151,498
                                                               1998        1.021           1.099                      32

   U.S. Government Securities Portfolio (10/96)                2003        1.601           1.632               2,737,867
                                                               2002        1.420           1.601               2,881,421
                                                               2001        1.353           1.420               1,949,970
                                                               2000        1.192           1.353                 657,535
                                                               1999        1.253           1.192                 110,708
                                                               1998        1.146           1.253                  29,647

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.655           0.840               1,170,591
                                                               2002        0.867           0.655               1,194,096
                                                               2001        1.000           0.867                  10,002

   MFS Total Return Portfolio (3/97)                           2003        1.530           1.769               4,087,108
                                                               2002        1.628           1.530               4,135,912

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
                                                               2001        1.641           1.628               3,693,144
                                                               2000        1.418           1.641               1,699,453
                                                               1999        1.393           1.418               1,023,136
                                                               1998        1.257           1.393                  85,454

   Pioneer Strategic Income Portfolio (10/96)                  2003        1.171           1.389                 641,914
                                                               2002        1.115           1.171                 578,159
                                                               2001        1.079           1.115                 645,466
                                                               2000        1.091           1.079                 578,829
                                                               1999        1.088           1.091                 278,395
                                                               1998        1.080           1.088                  36,325

   Smith Barney Aggressive Growth Portfolio (5/01)             2003        0.634           0.846               2,018,669
                                                               2002        0.949           0.634               1,128,359
                                                               2001        1.000           0.949                 170,156

   Smith Barney High Income Portfolio (10/96)                  2003        0.999           1.263                 496,206
                                                               2002        1.040           0.999                 369,750
                                                               2001        1.090           1.040                 494,130
                                                               2000        1.194           1.090                 329,280
                                                               1999        1.173           1.194                 230,410
                                                               1998        1.178           1.173                   2,810

   Smith Barney International All Cap Growth
   Portfolio (3/97)                                            2003        0.694           0.877               2,528,900
                                                               2002        0.941           0.694               2,622,169
                                                               2001        1.378           0.941               2,754,102
                                                               2000        1.823           1.378               1,750,019
                                                               1999        1.096           1.823                 349,576
                                                               1998        1.037           1.096                   4,211

   Smith Barney Large Cap Value Portfolio (3/97)               2003        1.088           1.378                 937,091
                                                               2002        1.471           1.088                 893,672
                                                               2001        1.615           1.471                 751,488
                                                               2000        1.439           1.615               1,347,297
                                                               1999        1.449           1.439                  77,050
                                                               1998        1.330           1.449                   7,331

   Smith Barney Large Capitalization Growth Portfolio (8/98)   2003        1.019           1.492               1,869,033
                                                               2002        1.365           1.019               1,932,920
                                                               2001        1.573           1.365               1,925,998
                                                               2000        1.704           1.573               1,305,175
                                                               1999        1.313           1.704                 649,086
                                                               1998        1.000           1.313                       -

   Smith Barney Money Market Portfolio (3/97)                  2003        1.240           1.238                 850,812
                                                               2002        1.234           1.240               1,402,440
                                                               2001        1.200           1.234               1,539,891
                                                               2000        1.141           1.200               1,166,205
                                                               1999        1.097           1.141                  42,339
                                                               1998        1.053           1.097                   2,799

   Strategic Equity Portfolio (3/97)                           2003        1.052           1.384              20,871,610
                                                               2002        1.597           1.052              21,981,668
                                                               2001        1.858           1.597              24,269,522
                                                               2000        2.290           1.858              23,043,619
                                                               1999        1.746           2.290               3,927,438
                                                               1998        1.363           1.746                  66,181

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/03)                 2003        1.000           1.257                       -

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Emerging Growth Portfolio - Class II Shares (7/03)          2003        0.546           0.688                  61,424
                                                               2002        0.818           0.546                  43,160
                                                               2001        1.000           0.818                   9,230

   Enterprise Portfolio - Class II Shares (5/01)               2003        0.637           0.794                   4,309
                                                               2002        0.912           0.637                   5,145
                                                               2001        1.000           0.912                   2,535

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (7/03)                                            2003        0.700           0.986                  30,845
                                                               2002        0.949           0.700                   6,439
                                                               2001        1.000           0.949                   2,157

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (4/03)            2003        0.852           1.083                 610,191
                                                               2002        0.950           0.852                 251,956
                                                               2001        1.000           0.950                     655

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (9/01)                                              2003        0.777           0.962                  38,317
                                                               2002        0.847           0.777                  25,942
                                                               2001        1.000           0.847                   1,000

   Mid Cap Portfolio - Service Class 2 (7/01)                  2003        0.921           1.264                 353,263
                                                               2002        1.032           0.921                 237,347
                                                               2001        1.000           1.032                  50,422


                             GOLD TRACK SELECT (TIC)

                         SEPARATE ACCOUNT CHARGES 0.90%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (1/97)                            2003        1.319           1.633               7,759,611
                                                               2002        1.776           1.319               8,312,995
                                                               2001        2.425           1.776               7,353,745
                                                               2000        3.132           2.425               8,351,011
                                                               1999        2.059           3.132               5,825,126
                                                               1998        1.285           2.059               2,581,625
                                                               1997        1.000           1.285                 126,822

   High Yield Bond Trust (3/97)                                2003        1.466           1.876               1,347,718
                                                               2002        1.414           1.466               1,273,395
                                                               2001        1.303           1.414               1,092,333
                                                               2000        1.302           1.303               1,041,038
                                                               1999        1.258           1.302                 715,406
                                                               1998        1.191           1.258                 255,952
                                                               1997        1.000           1.191                   7,092

   Managed Assets Trust (3/97)                                 2003        1.419           1.715              10,487,685
                                                               2002        1.566           1.419              11,222,707
                                                               2001        1.665           1.566              10,742,074
                                                               2000        1.708           1.665              10,503,987
                                                               1999        1.509           1.708               6,231,885
                                                               1998        1.254           1.509               1,472,171
                                                               1997        1.000           1.254                  74,574

   Money Market Portfolio (9/98)                               2003        1.145           1.144               4,725,783
                                                               2002        1.140           1.145               4,862,455

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
                                                               2001        1.108           1.140               3,329,970
                                                               2000        1.053           1.108               1,855,767
                                                               1999        1.012           1.053               1,189,996
                                                               1998        1.000           1.012                   9,415

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (7/01)              2003        0.614           0.761                 142,910
                                                               2002        0.888           0.614                 119,303
                                                               2001        1.000           0.888                  17,938

CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund - Class I (10/96)          2003        1.506           1.576              33,323,373
                                                               2002        1.395           1.506              34,775,771
                                                               2001        1.317           1.395              30,361,670
                                                               2000        1.183           1.317              14,899,209
                                                               1999        1.227           1.183               9,288,007
                                                               1998        1.135           1.227               2,127,335
                                                               1997        1.000           1.135                 115,168

   CitiStreet International Stock Fund - Class I (3/97)        2003        0.928           1.196              26,460,006
                                                               2002        1.206           0.928              30,021,643
                                                               2001        1.549           1.206              23,995,470
                                                               2000        1.699           1.549              15,136,568
                                                               1999        1.294           1.699               9,785,093
                                                               1998        1.136           1.294               2,315,866
                                                               1997        1.000           1.136                 145,853

   CitiStreet Large Company Stock Fund - Class I (10/96)       2003        0.860           1.092              44,895,679
                                                               2002        1.124           0.860              42,762,585
                                                               2001        1.347           1.124              33,478,901
                                                               2000        1.598           1.347              21,922,793
                                                               1999        1.617           1.598              12,359,933
                                                               1998        1.412           1.617               3,149,947
                                                               1997        1.000           1.412                 185,044

   CitiStreet Small Company Stock Fund - Class I (10/96)       2003        0.956           1.356              17,742,614
                                                               2002        1.265           0.956              16,221,571
                                                               2001        1.257           1.265              14,103,051
                                                               2000        1.152           1.257              16,945,813
                                                               1999        0.850           1.152              11,854,378
                                                               1998        0.939           0.850               2,811,132
                                                               1997        1.000           0.939                 129,811

Credit Suisse Trust
   Emerging Markets Portfolio (1/98)                           2003        1.033           1.462                 493,463
                                                               2002        1.178           1.033                 462,012
                                                               2001        1.316           1.178                 428,951
                                                               2000        1.940           1.316                 416,918
                                                               1999        1.079           1.940                 130,887
                                                               1998        1.000           1.079                     309

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (1/99)            2003        1.388           1.843                 577,035
                                                               2002        1.340           1.388                 566,695
                                                               2001        1.243           1.340                 200,175
                                                               2000        0.955           1.243                  93,827
                                                               1999        1.000           0.955                  31,985

   Delaware VIP Small Cap Value Series - Standard
   Class (9/98)                                                2003        1.283           1.805               1,187,991
                                                               2002        1.371           1.283               1,043,013

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
                                                               2001        1.237           1.371                 512,386
                                                               2000        1.056           1.237                 286,654
                                                               1999        1.120           1.056                 128,715
                                                               1998        1.000           1.120                       -

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (7/98)                                               2003        0.868           1.042               7,848,145
                                                               2002        1.051           0.868               7,987,601
                                                               2001        1.170           1.051               8,040,744
                                                               2000        1.188           1.170               7,923,781
                                                               1999        1.076           1.188               5,775,356
                                                               1998        1.000           1.076                  18,841

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (9/98)                                               2003        1.224           1.598               3,791,241
                                                               2002        1.527           1.224               3,537,725
                                                               2001        1.642           1.527               2,746,630
                                                               2000        1.462           1.642               1,522,221
                                                               1999        1.198           1.462                 437,132
                                                               1998        1.000           1.198                   2,563

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/03)       2003        1.000           1.203                     419

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)                               2003        0.771           0.951                 297,917
                                                               2002        0.943           0.771                 158,885
                                                               2001        1.000           0.943                   5,643

   Equity Index Portfolio - Class II Shares (5/99)             2003        0.656           0.830              11,088,386
                                                               2002        0.853           0.656              10,110,522
                                                               2001        0.982           0.853               8,223,768
                                                               2000        1.092           0.982               5,518,988
                                                               1999        1.000           1.092               1,901,306

   Fundamental Value Portfolio (5/01)                          2003        0.720           0.990               2,853,835
                                                               2002        0.924           0.720               2,191,811
                                                               2001        1.000           0.924                 440,652

Janus Aspen Series
   Balanced Portfolio - Service Shares (7/01)                  2003        0.890           1.003               1,236,613
                                                               2002        0.962           0.890                 846,384
                                                               2001        1.000           0.962                 164,981

   Mid Cap Growth Portfolio - Service Shares (7/01)            2003        0.550           0.734                 164,576
                                                               2002        0.772           0.550                  99,571
                                                               2001        1.000           0.772                   8,526

   Worldwide Growth Portfolio - Service Shares (7/01)          2003        0.618           0.757                 460,203
                                                               2002        0.839           0.618                 429,601
                                                               2001        1.000           0.839                  40,798

OCC Accumulation Trust
   Equity Portfolio (10/98)                                    2003        0.976           0.976                       -
                                                               2002        1.168           0.976                       -
                                                               2001        1.267           1.168                 485,566
                                                               2000        1.163           1.267                 993,558
                                                               1999        1.145           1.163               1,085,047
                                                               1998        1.000           1.145                   2,056

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class (7/01)        2003        1.142           1.189               1,042,471
                                                               2002        1.056           1.142                 889,048
                                                               2001        1.000           1.056                  53,795

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (7/01)    2003        0.564           0.738                  29,852
                                                               2002        0.808           0.564                  55,233
                                                               2001        1.000           0.808                      24

   Putnam VT International Equity Fund - Class IB
   Shares (7/01)                                               2003        0.702           0.894                 391,357
                                                               2002        0.860           0.702                 361,446
                                                               2001        1.000           0.860                  28,620

   Putnam VT Small Cap Value Fund - Class IB Shares (7/01)     2003        0.885           1.312                 483,680
                                                               2002        1.092           0.885                 354,693
                                                               2001        1.000           1.092                  82,682

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (7/01)                               2003        1.219           1.679               3,127,938
                                                               2002        1.641           1.219               2,774,490
                                                               2001        1.625           1.641               1,748,997
                                                               2000        1.387           1.625                 830,518
                                                               1999        1.146           1.387                 200,061
                                                               1998        1.000           1.146                     246

   Investors Fund - Class I (10/98)                            2003        1.104           1.448                 902,392
                                                               2002        1.447           1.104                 870,678
                                                               2001        1.524           1.447                 659,155
                                                               2000        1.334           1.524                 114,539
                                                               1999        1.206           1.334                  62,568
                                                               1998        1.000           1.206                       -

   Small Cap Growth Fund - Class I (5/01)                      2003        0.630           0.929                 134,409
                                                               2002        0.973           0.630                  69,007
                                                               2001        1.000           0.973                   2,230

   Total Return Fund - Class I (9/98)                          2003        1.026           1.179                 474,441
                                                               2002        1.112           1.026                 427,969
                                                               2001        1.131           1.112                 299,085
                                                               2000        1.058           1.131                 238,124
                                                               1999        1.059           1.058                 128,948
                                                               1998        1.000           1.059                       -

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (7/01)                2003        0.658           0.805                  98,038
                                                               2002        0.897           0.658                  79,175
                                                               2001        1.000           0.897                   9,901

   Smith Barney Premier Selections All Cap Growth
   Portfolio (7/01)                                            2003        0.651           0.866                  12,623
                                                               2002        0.897           0.651                  15,167
                                                               2001        1.000           0.897                   1,374

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (9/98)                       2003        1.043           1.431                 352,110
                                                               2002        1.370           1.043                 363,737
                                                               2001        1.328           1.370                 162,224
                                                               2000        1.242           1.328                  51,233
                                                               1999        1.290           1.242                  16,658
                                                               1998        1.000           1.290                     325

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio (9/98)                  2003        1.352           1.793               1,121,697
                                                               2002        1.593           1.352               1,139,600
                                                               2001        1.675           1.593                 887,516
                                                               2000        1.449           1.675                 551,755
                                                               1999        1.289           1.449                 240,631
                                                               1998        1.000           1.289                       -

   Equity Income Portfolio (7/97)                              2003        1.050           1.364               8,505,278
                                                               2002        1.231           1.050               9,014,270
                                                               2001        1.330           1.231               8,908,492
                                                               2000        1.229           1.330               8,694,057
                                                               1999        1.182           1.229               6,669,310
                                                               1998        1.062           1.182               2,633,036
                                                               1997        1.000           1.062                  66,733

   Federated High Yield Portfolio (10/97)                      2003        1.013           1.229                 142,648
                                                               2002        0.985           1.013                 136,893
                                                               2001        0.975           0.985                 213,598
                                                               2000        1.072           0.975                 279,023
                                                               1999        1.049           1.072                 218,380
                                                               1998        1.011           1.049                  99,171
                                                               1997        1.000           1.011                   3,118

   Federated Stock Portfolio (7/97)                            2003        1.093           1.383               1,405,284
                                                               2002        1.367           1.093               1,644,124
                                                               2001        1.357           1.367               1,405,018
                                                               2000        1.320           1.357               1,809,305
                                                               1999        1.264           1.320               1,413,168
                                                               1998        1.083           1.264                 591,770
                                                               1997        1.000           1.083                  21,106

   Large Cap Portfolio (7/97)                                  2003        0.940           1.161               7,068,308
                                                               2002        1.228           0.940               7,267,402
                                                               2001        1.499           1.228               7,061,359
                                                               2000        1.769           1.499               7,995,633
                                                               1999        1.380           1.769               4,955,852
                                                               1998        1.028           1.380                 520,424
                                                               1997        1.000           1.028                  15,145

   Lazard International Stock Portfolio (8/97)                 2003        0.730           0.931               1,114,148
                                                               2002        0.847           0.730               1,208,152
                                                               2001        1.157           0.847               1,156,058
                                                               2000        1.319           1.157               1,022,403
                                                               1999        1.093           1.319                 440,369
                                                               1998        0.979           1.093                 139,586
                                                               1997        1.000           0.979                   3,686

   Merrill Lynch Large Cap Core Portfolio (10/98)              2003        0.814           0.977                 410,094
                                                               2002        1.097           0.814                 463,710
                                                               2001        1.427           1.097                 367,340
                                                               2000        1.525           1.427                 271,264
                                                               1999        1.245           1.525                 120,603
                                                               1998        1.000           1.245                     214

   MFS Emerging Growth Portfolio (5/01)                        2003        0.530           0.679                  60,146
                                                               2002        0.814           0.530                  11,865
                                                               2001        1.000           0.814                   2,723

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   MFS Mid Cap Growth Portfolio (9/98)                         2003        0.820           1.113               2,656,075
                                                               2002        1.617           0.820               2,515,434
                                                               2001        2.137           1.617               1,931,448
                                                               2000        1.972           2.137               1,377,795
                                                               1999        1.212           1.972                 154,186
                                                               1998        1.000           1.212                     538

   Pioneer Fund Portfolio (3/97)                               2003        0.968           1.187               1,202,636
                                                               2002        1.399           0.968               1,171,906
                                                               2001        1.834           1.399               1,031,776
                                                               2000        1.489           1.834                 656,973
                                                               1999        1.504           1.489                 375,024
                                                               1998        1.284           1.504                  77,322
                                                               1997        1.000           1.284                   1,816

   Social Awareness Stock Portfolio (10/96)                    2003        1.207           1.541               3,178,233
                                                               2002        1.620           1.207               3,494,280
                                                               2001        1.939           1.620               3,425,737
                                                               2000        1.966           1.939               3,098,531
                                                               1999        1.712           1.966               2,313,144
                                                               1998        1.307           1.712                 417,397
                                                               1997        1.000           1.307                   6,831

   Travelers Quality Bond Portfolio (9/97)                     2003        1.298           1.376               1,262,182
                                                               2002        1.238           1.298               1,222,675
                                                               2001        1.166           1.238               1,017,864
                                                               2000        1.100           1.166                 536,459
                                                               1999        1.098           1.100                 382,500
                                                               1998        1.020           1.098                     806

   U.S. Government Securities Portfolio (10/96)                2003        1.591           1.620               2,731,377
                                                               2002        1.413           1.591               2,516,486
                                                               2001        1.347           1.413               1,682,264
                                                               2000        1.188           1.347               1,106,538
                                                               1999        1.250           1.188                 880,918
                                                               1998        1.145           1.250                 210,497
                                                               1997        1.000           1.145                   3,011

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.654           0.838               1,071,564
                                                               2002        0.867           0.654               1,031,030
                                                               2001        1.000           0.867                   2,726

   MFS Total Return Portfolio (3/97)                           2003        1.520           1.756               4,176,293
                                                               2002        1.619           1.520               3,806,000
                                                               2001        1.634           1.619               2,739,880
                                                               2000        1.414           1.634               1,737,087
                                                               1999        1.390           1.414               1,607,844
                                                               1998        1.256           1.390                 338,122
                                                               1997        1.000           1.256                  11,241

   Pioneer Strategic Income Portfolio (10/96)                  2003        1.164           1.379                 513,026
                                                               2002        1.109           1.164                 505,465
                                                               2001        1.074           1.109                 452,977
                                                               2000        1.088           1.074                 358,569
                                                               1999        1.086           1.088                 249,302
                                                               1998        1.088           1.086                  95,775
                                                               1997        1.000           1.088                   1,776

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Smith Barney Aggressive Growth Portfolio (5/01)             2003        0.633           0.844               3,360,125
                                                               2002        0.948           0.633               2,480,829
                                                               2001        1.000           0.948                 563,198

   Smith Barney High Income Portfolio (10/96)                  2003        0.992           1.254                 536,859
                                                               2002        1.035           0.992                 555,853
                                                               2001        1.085           1.035                 499,948
                                                               2000        1.191           1.085                 575,899
                                                               1999        1.171           1.191                 469,907
                                                               1998        1.176           1.171                 131,098
                                                               1997        1.000           1.176                   3,775

   Smith Barney International All Cap Growth
   Portfolio (3/97)                                            2003        0.689           0.871               1,882,936
                                                               2002        0.936           0.689               2,046,810
                                                               2001        1.373           0.936               1,871,050
                                                               2000        1.817           1.373               2,064,021
                                                               1999        1.093           1.817               1,188,533
                                                               1998        1.036           1.093                 180,603
                                                               1997        1.000           1.036                  17,229

   Smith Barney Large Cap Value Portfolio (3/97)               2003        1.081           1.368                 738,959
                                                               2002        1.463           1.081                 842,410
                                                               2001        1.608           1.463               1,110,331
                                                               2000        1.434           1.608               1,162,121
                                                               1999        1.446           1.434                 896,535
                                                               1998        1.329           1.446                 509,575
                                                               1997        1.000           1.329                  75,718

   Smith Barney Large Capitalization Growth Portfolio (8/98)   2003        1.015           1.484               1,941,955
                                                               2002        1.361           1.015               1,940,776
                                                               2001        1.570           1.361               1,850,997
                                                               2000        1.702           1.570               1,419,996
                                                               1999        1.313           1.702                 663,945
                                                               1998        1.000           1.313                   4,942

   Smith Barney Money Market Portfolio (3/97)                  2003        1.232           1.229               1,342,321
                                                               2002        1.228           1.232               1,247,340
                                                               2001        1.195           1.228               1,220,955
                                                               2000        1.137           1.195               1,095,586
                                                               1999        1.095           1.137                 700,936
                                                               1998        1.052           1.095                 296,260
                                                               1997        1.000           1.052                  19,063

   Strategic Equity Portfolio (3/97)                           2003        1.046           1.374               8,333,571
                                                               2002        1.589           1.046               8,885,320
                                                               2001        1.850           1.589               8,483,917
                                                               2000        2.283           1.850               7,514,662
                                                               1999        1.742           2.283               4,335,442
                                                               1998        1.362           1.742               1,050,338
                                                               1997        1.000           1.362                  27,182

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/03)                 2003        1.000           1.256                  62,135

   Emerging Growth Portfolio - Class II Shares (7/03)          2003        0.545           0.687                 254,916
                                                               2002        0.817           0.545                 205,986
                                                               2001        1.000           0.817                   7,044

   Enterprise Portfolio - Class II Shares (5/01)               2003        0.636           0.792                  31,131
                                                               2002        0.911           0.636                  28,795
                                                               2001        1.000           0.911                   5,450

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (7/03)                                            2003        0.699           0.983                  79,685
                                                               2002        0.948           0.699                  44,797
                                                               2001        1.000           0.948                     341

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (4/03)            2003        0.850           1.081                 363,655
                                                               2002        0.949           0.850                 310,059
                                                               2001        1.000           0.949                  73,676

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (9/01)                                              2003        0.775           0.960                  88,206
                                                               2002        0.846           0.775                  67,081
                                                               2001        1.000           0.846                   1,317

   Mid Cap Portfolio - Service Class 2 (7/01)                  2003        0.920           1.260                 622,123
                                                               2002        1.032           0.920                 481,321
                                                               2001        1.000           1.032                  13,933


                             GOLD TRACK SELECT (TIC)

                         SEPARATE ACCOUNT CHARGES 1.15%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (1/97)                            2003        1.298           1.603               1,800,543
                                                               2002        1.753           1.298               1,993,402
                                                               2001        2.400           1.753               1,026,204
                                                               2000        3.107           2.400                 909,468
                                                               1999        2.047           3.107                 809,231
                                                               1998        1.282           2.047                 429,279
                                                               1997        1.000           1.282                  58,734

   High Yield Bond Trust (3/97)                                2003        1.443           1.843                 249,343
                                                               2002        1.396           1.443                 260,817
                                                               2001        1.289           1.396                 190,095
                                                               2000        1.292           1.289                 110,433
                                                               1999        1.251           1.292                  64,829
                                                               1998        1.188           1.251                  33,994
                                                               1997        1.000           1.188                   3,683

   Managed Assets Trust (3/97)                                 2003        1.397           1.684               1,016,680
                                                               2002        1.546           1.397               1,058,871
                                                               2001        1.648           1.546                 659,963
                                                               2000        1.694           1.648                 459,188
                                                               1999        1.500           1.694                 274,379
                                                               1998        1.250           1.500                 146,528
                                                               1997        1.000           1.250                  12,488

   Money Market Portfolio (9/98)                               2003        1.133           1.128                 590,251
                                                               2002        1.130           1.133                 647,155
                                                               2001        1.102           1.130                 345,550
                                                               2000        1.049           1.102                 100,622
                                                               1999        1.011           1.049                  41,317
                                                               1998        1.000           1.011                   3,453

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (7/01)              2003        0.611           0.756                   1,412
                                                               2002        0.886           0.611                       -
                                                               2001        1.000           0.886                       -

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund - Class I (10/96)          2003        1.483           1.548               2,953,611
                                                               2002        1.376           1.483               3,021,646
                                                               2001        1.303           1.376               2,567,937
                                                               2000        1.173           1.303               1,180,423
                                                               1999        1.220           1.173                 415,013
                                                               1998        1.132           1.220                 154,138
                                                               1997        1.000           1.132                  24,590

   CitiStreet International Stock Fund - Class I (3/97)        2003        0.914           1.175               3,343,488
                                                               2002        1.190           0.914               3,800,784
                                                               2001        1.532           1.190               2,019,758
                                                               2000        1.685           1.532               1,092,967
                                                               1999        1.286           1.685                 564,777
                                                               1998        1.133           1.286                 210,146
                                                               1997        1.000           1.133                  25,148

   CitiStreet Large Company Stock Fund - Class I (10/96)       2003        0.847           1.072               4,135,294
                                                               2002        1.110           0.847               3,561,773
                                                               2001        1.333           1.110               2,715,265
                                                               2000        1.585           1.333               1,661,400
                                                               1999        1.608           1.585                 763,197
                                                               1998        1.408           1.608                 347,272
                                                               1997        1.000           1.408                  95,491

   CitiStreet Small Company Stock Fund - Class I (10/96)       2003        0.941           1.331               1,517,445
                                                               2002        1.248           0.941               1,218,122
                                                               2001        1.243           1.248                 991,516
                                                               2000        1.142           1.243               1,071,633
                                                               1999        0.845           1.142                 627,445
                                                               1998        0.936           0.845                 236,065
                                                               1997        1.000           0.936                  24,064

Credit Suisse Trust
   Emerging Markets Portfolio (1/98)                           2003        1.022           1.444                  64,081
                                                               2002        1.169           1.022                  55,791
                                                               2001        1.309           1.169                  46,246
                                                               2000        1.934           1.309                  22,906
                                                               1999        1.079           1.934                   1,865
                                                               1998        1.000           1.079                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (1/99)            2003        1.374           1.821                  36,499
                                                               2002        1.330           1.374                  28,806
                                                               2001        1.237           1.330                  17,886
                                                               2000        0.952           1.237                   6,571
                                                               1999        1.000           0.952                   2,453

   Delaware VIP Small Cap Value Series - Standard
   Class (9/98)                                                2003        1.269           1.781                 113,727
                                                               2002        1.360           1.269                  82,340
                                                               2001        1.230           1.360                  31,849
                                                               2000        1.053           1.230                  30,241
                                                               1999        1.120           1.053                   9,931
                                                               1998        1.000           1.120                   3,994

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (7/98)                                               2003        0.858           1.028                 518,166
                                                               2002        1.042           0.858                 503,174

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
                                                               2001        1.163           1.042                 389,965
                                                               2000        1.184           1.163                 274,697
                                                               1999        1.074           1.184                 100,924
                                                               1998        1.000           1.074                   1,944

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (9/98)                                               2003        1.211           1.577                 440,247
                                                               2002        1.515           1.211                 368,770
                                                               2001        1.632           1.515                 277,391
                                                               2000        1.457           1.632                 156,058
                                                               1999        1.197           1.457                  44,319
                                                               1998        1.000           1.197                   1,114

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/03)       2003        1.000           1.201                       -

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)                               2003        0.767           0.945                   5,257
                                                               2002        0.941           0.767                     361
                                                               2001        1.000           0.941                       -

   Equity Index Portfolio - Class II Shares (5/99)             2003        0.650           0.821               1,587,411
                                                               2002        0.847           0.650               1,834,601
                                                               2001        0.978           0.847                 297,514
                                                               2000        1.091           0.978                 139,132
                                                               1999        1.000           1.091                  11,806

   Fundamental Value Portfolio (5/01)                          2003        0.717           0.983                  52,791
                                                               2002        0.922           0.717                  27,483
                                                               2001        1.000           0.922                   3,159

Janus Aspen Series
   Balanced Portfolio - Service Shares (7/01)                  2003        0.886           0.996                  19,355
                                                               2002        0.960           0.886                   3,729
                                                               2001        1.000           0.960                       -

   Mid Cap Growth Portfolio - Service Shares (7/01)            2003        0.548           0.729                  30,870
                                                               2002        0.771           0.548                   8,353
                                                               2001        1.000           0.771                     276

   Worldwide Growth Portfolio - Service Shares (7/01)          2003        0.615           0.752                  10,406
                                                               2002        0.838           0.615                  13,379
                                                               2001        1.000           0.838                     312

OCC Accumulation Trust
   Equity Portfolio (10/98)                                    2003        0.966           0.966                       -
                                                               2002        1.158           0.966                       -
                                                               2001        1.260           1.158                  19,786
                                                               2000        1.160           1.260                   8,576
                                                               1999        1.144           1.160                   3,604
                                                               1998        1.000           1.144                       -

PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class (7/01)        2003        1.137           1.181                 164,279
                                                               2002        1.055           1.137                  29,918
                                                               2001        1.000           1.055                   5,387

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (7/01)    2003        0.562           0.733                  10,885
                                                               2002        0.807           0.562                   8,720
                                                               2001        1.000           0.807                   8,360

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Putnam VT International Equity Fund - Class IB
   Shares (7/01)                                               2003        0.699           0.888                  21,113
                                                               2002        0.859           0.699                  17,075
                                                               2001        1.000           0.859                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (7/01)     2003        0.881           1.303                  63,649
                                                               2002        1.090           0.881                  75,450
                                                               2001        1.000           1.090                     258

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (7/01)                               2003        1.206           1.658                 221,186
                                                               2002        1.628           1.206                 158,645
                                                               2001        1.616           1.628                  94,673
                                                               2000        1.383           1.616                  50,827
                                                               1999        1.146           1.383                   6,664
                                                               1998        1.000           1.146                     164

   Investors Fund - Class I (10/98)                            2003        1.092           1.429                  91,499
                                                               2002        1.436           1.092                  75,511
                                                               2001        1.515           1.436                  26,027
                                                               2000        1.330           1.515                   5,096
                                                               1999        1.205           1.330                   1,501
                                                               1998        1.000           1.205                       -

   Small Cap Growth Fund - Class I (5/01)                      2003        0.627           0.923                  36,074
                                                               2002        0.971           0.627                  14,644
                                                               2001        1.000           0.971                     172

   Total Return Fund - Class I (9/98)                          2003        1.015           1.163                  23,633
                                                               2002        1.103           1.015                  25,428
                                                               2001        1.125           1.103                  18,515
                                                               2000        1.054           1.125                   4,091
                                                               1999        1.058           1.054                   1,458
                                                               1998        1.000           1.058                       -

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (7/01)                2003        0.655           0.799                  56,049
                                                               2002        0.895           0.655                  11,089
                                                               2001        1.000           0.895                   6,649

   Smith Barney Premier Selections All Cap Growth
   Portfolio (7/01)                                            2003        0.648           0.861                     453
                                                               2002        0.896           0.648                      38
                                                               2001        1.000           0.896                       -

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (9/98)                       2003        1.032           1.412                  30,187
                                                               2002        1.359           1.032                  26,072
                                                               2001        1.320           1.359                   5,490
                                                               2000        1.238           1.320                   1,202
                                                               1999        1.289           1.238                     275
                                                               1998        1.000           1.289                      41

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio (9/98)                  2003        1.338           1.769                  75,678
                                                               2002        1.580           1.338                  61,997
                                                               2001        1.665           1.580                  26,479
                                                               2000        1.444           1.665                   8,052
                                                               1999        1.288           1.444                   1,943
                                                               1998        1.000           1.288                     111

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Equity Income Portfolio (7/97)                              2003        1.035           1.343               1,348,991
                                                               2002        1.217           1.035               1,535,264
                                                               2001        1.318           1.217                 408,945
                                                               2000        1.222           1.318                 366,173
                                                               1999        1.178           1.222                 312,472
                                                               1998        1.061           1.178                 163,749
                                                               1997        1.000           1.061                   3,543

   Federated High Yield Portfolio (10/97)                      2003        1.000           1.210                   9,450
                                                               2002        0.975           1.000                   8,869
                                                               2001        0.968           0.975                  10,198
                                                               2000        1.066           0.968                  11,277
                                                               1999        1.046           1.066                  12,756
                                                               1998        1.010           1.046                   5,125
                                                               1997        1.000           1.010                     123

   Federated Stock Portfolio (7/97)                            2003        1.078           1.360                 138,814
                                                               2002        1.352           1.078                 128,587
                                                               2001        1.345           1.352                 103,525
                                                               2000        1.311           1.345                  85,674
                                                               1999        1.259           1.311                  61,526
                                                               1998        1.082           1.259                  14,772
                                                               1997        1.000           1.082                   1,132

   Large Cap Portfolio (7/97)                                  2003        0.927           1.143                 708,142
                                                               2002        1.215           0.927                 694,193
                                                               2001        1.486           1.215                 605,872
                                                               2000        1.758           1.486                 422,579
                                                               1999        1.375           1.758                 234,329
                                                               1998        1.027           1.375                  68,162
                                                               1997        1.000           1.027                   3,857

   Lazard International Stock Portfolio (8/97)                 2003        0.720           0.916                 164,252
                                                               2002        0.837           0.720                 142,840
                                                               2001        1.147           0.837                 119,854
                                                               2000        1.311           1.147                  84,198
                                                               1999        1.089           1.311                  65,435
                                                               1998        0.978           1.089                  20,939
                                                               1997        1.000           0.978                     896

   Merrill Lynch Large Cap Core Portfolio (10/98)              2003        0.805           0.964                  36,279
                                                               2002        1.088           0.805                  28,508
                                                               2001        1.420           1.088                  20,448
                                                               2000        1.521           1.420                  12,601
                                                               1999        1.244           1.521                   1,167
                                                               1998        1.000           1.244                       -

   MFS Emerging Growth Portfolio (5/01)                        2003        0.528           0.674                   5,417
                                                               2002        0.813           0.528                   2,747
                                                               2001        1.000           0.813                      40

   MFS Mid Cap Growth Portfolio (9/98)                         2003        0.811           1.099                 332,682
                                                               2002        1.603           0.811                 247,468
                                                               2001        2.125           1.603                 144,030
                                                               2000        1.966           2.125                  64,395
                                                               1999        1.211           1.966                   1,622
                                                               1998        1.000           1.211                       -

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Pioneer Fund Portfolio (3/97)                               2003        0.953           1.166                 193,950
                                                               2002        1.381           0.953                 171,326
                                                               2001        1.815           1.381                 134,756
                                                               2000        1.477           1.815                  68,174
                                                               1999        1.495           1.477                  65,548
                                                               1998        1.280           1.495                  15,300
                                                               1997        1.000           1.280                     538

   Social Awareness Stock Portfolio (10/96)                    2003        1.188           1.513                 428,528
                                                               2002        1.599           1.188                 396,867
                                                               2001        1.918           1.599                 313,580
                                                               2000        1.950           1.918                 249,227
                                                               1999        1.703           1.950                 139,985
                                                               1998        1.303           1.703                  81,076
                                                               1997        1.000           1.303                   4,602

   Travelers Quality Bond Portfolio (9/97)                     2003        1.281           1.355                 303,194
                                                               2002        1.225           1.281                 393,375
                                                               2001        1.156           1.225                 155,136
                                                               2000        1.093           1.156                 134,013
                                                               1999        1.094           1.093                 106,388
                                                               1998        1.020           1.094                  23,910
                                                               1997        1.000           1.020                   9,879

   U.S. Government Securities Portfolio (10/96)                2003        1.566           1.591                 484,219
                                                               2002        1.394           1.566                 447,087
                                                               2001        1.333           1.394                 155,072
                                                               2000        1.178           1.333                  96,447
                                                               1999        1.243           1.178                  74,915
                                                               1998        1.141           1.243                  22,572
                                                               1997        1.000           1.141                   2,710

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.651           0.832                  48,589
                                                               2002        0.865           0.651                  44,857
                                                               2001        1.000           0.865                   6,390

   MFS Total Return Portfolio (3/97)                           2003        1.497           1.724               1,458,409
                                                               2002        1.598           1.497               1,565,486
                                                               2001        1.617           1.598                 387,113
                                                               2000        1.402           1.617                 314,686
                                                               1999        1.382           1.402                 238,310
                                                               1998        1.252           1.382                 114,873
                                                               1997        1.000           1.252                  23,942

   Pioneer Strategic Income Portfolio (10/96)                  2003        1.146           1.354                 194,321
                                                               2002        1.095           1.146                 207,068
                                                               2001        1.063           1.095                 199,181
                                                               2000        1.079           1.063                 174,538
                                                               1999        1.080           1.079                 139,658
                                                               1998        1.085           1.080                  89,751
                                                               1997        1.000           1.085                   2,136

   Smith Barney Aggressive Growth Portfolio (5/01)             2003        0.630           0.838                 144,692
                                                               2002        0.947           0.630                  54,158
                                                               2001        1.000           0.947                   4,297

   Smith Barney High Income Portfolio (10/96)                  2003        0.977           1.232                 108,788
                                                               2002        1.022           0.977                  90,083
                                                               2001        1.074           1.022                  95,509
                                                               2000        1.181           1.074                  25,916

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
                                                               1999        1.165           1.181                  19,237
                                                               1998        1.173           1.165                  14,828
                                                               1997        1.000           1.173                   2,552

   Smith Barney International All Cap Growth
   Portfolio (3/97)                                            2003        0.679           0.855                 316,712
                                                               2002        0.924           0.679                 281,821
                                                               2001        1.358           0.924                 200,689
                                                               2000        1.803           1.358                 138,505
                                                               1999        1.087           1.803                  92,095
                                                               1998        1.033           1.087                  54,366
                                                               1997        1.000           1.033                   4,658

   Smith Barney Large Cap Value Portfolio (3/97)               2003        1.065           1.343                 294,442
                                                               2002        1.444           1.065                 249,688
                                                               2001        1.591           1.444                 201,867
                                                               2000        1.423           1.591                 159,017
                                                               1999        1.438           1.423                 107,554
                                                               1998        1.324           1.438                  81,366
                                                               1997        1.000           1.324                   9,074

   Smith Barney Large Capitalization Growth Portfolio (8/98)   2003        1.004           1.464                 358,583
                                                               2002        1.350           1.004                 266,392
                                                               2001        1.561           1.350                 211,516
                                                               2000        1.697           1.561                 142,591
                                                               1999        1.312           1.697                  51,499
                                                               1998        1.000           1.312                       -

   Smith Barney Money Market Portfolio (3/97)                  2003        1.213           1.207                 502,040
                                                               2002        1.212           1.213                 522,225
                                                               2001        1.182           1.212                 424,446
                                                               2000        1.128           1.182                 353,131
                                                               1999        1.089           1.128                 152,444
                                                               1998        1.048           1.089                 371,996
                                                               1997        1.000           1.048                  24,063

   Strategic Equity Portfolio (3/97)                           2003        1.030           1.349               1,035,723
                                                               2002        1.568           1.030               1,016,916
                                                               2001        1.831           1.568                 679,805
                                                               2000        2.265           1.831                 501,928
                                                               1999        1.732           2.265                 300,983
                                                               1998        1.358           1.732                 201,618
                                                               1997        1.000           1.358                  25,227

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/03)                 2003        1.000           1.254                       -

   Emerging Growth Portfolio - Class II Shares (7/03)          2003        0.543           0.682                  21,751
                                                               2002        0.816           0.543                  18,844
                                                               2001        1.000           0.816                   4,565

   Enterprise Portfolio - Class II Shares (5/01)               2003        0.633           0.787                  41,403
                                                               2002        0.910           0.633                  40,595
                                                               2001        1.000           0.910                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (7/03)                                            2003        0.696           0.977                   1,974
                                                               2002        0.947           0.696                  42,437
                                                               2001        1.000           0.947                       -

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (4/03)            2003        0.847           1.073                 922,866
                                                               2002        0.948           0.847               1,049,634
                                                               2001        1.000           0.948                       -

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (9/01)                                              2003        0.772           0.953                     545
                                                               2002        0.845           0.772                       -
                                                               2001        1.000           0.845                       -

   Mid Cap Portfolio - Service Class 2 (7/01)                  2003        0.916           1.252                  39,931
                                                               2002        1.030           0.916                  15,143
                                                               2001        1.000           1.030                       -



                                      NOTES

Effective April 30, 2003 Putnam Variable Trust: Putnam VT Voyager II Fund - Class IB Shares changed its name to Putnam VT Discovery Growth Fund - Class IB Shares

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund - Class IB Shares changed its name to Putnam VT International Equity Fund - Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund - Class I changed its name to All Cap Fund - Class I.

Effective May 1, 2003 Janus Aspen Series: Aggressive Growth Portfolio - Service Shares changed its name to Mid Cap Growth Portfolio - Service Shares.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective July 1, 2003: The Travelers Series Fund Inc.: Putnam Diversified Income Portfolio changed its name to Pioneer Strategic Income Portfolio

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Small Cap Portfolio - Initial Shares changed its name to Dreyfus VIF Development Leaders Portfolio - Initial Shares.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Appreciation Portfolio - Initial Shares changed its name to Dreyfus VIF Appreciation Portfolio - Initial Shares.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Travelers Series Fund Inc: Federated High Yield Portfolio is no longer available to new contract owners

Travelers Series Fund Inc: Smith Barney Money Market Portfolio is no longer available to new contract owners

Strong variable Insurance Funds Inc.: Strong Multi Cap Value Fund II is no longer available to new contract owners

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners

Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio is no longer available to new contract owners

Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners

ANNUAL REPORT
DECEMBER 31, 2003

                           THE TRAVELERS SEPARATE ACCOUNT QP
                           FOR VARIABLE ANNUITIES

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                                                  DREYFUS
                                             CAPITAL            STOCK INDEX
                                          APPRECIATION             FUND -                HIGH YIELD               MANAGED
                                              FUND             INITIAL SHARES            BOND TRUST            ASSETS TRUST
                                          ------------         --------------           -----------            ------------
ASSETS:
  Investments at market value:            $70,895,899            $24,762,504            $ 7,022,102            $38,561,243

  Receivables:
    Dividends ................                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

      Total Assets ...........             70,895,899             24,762,504              7,022,102             38,561,243
                                          -----------            -----------            -----------            -----------


LIABILITIES:
  Payables:
    Insurance charges ........                  8,230                  2,957                    824                  4,511
    Administrative fees ......                     48                     41                      3                     11
  Other liabilities ..........                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

      Total Liabilities ......                  8,278                  2,998                    827                  4,522
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $70,887,621            $24,759,506            $ 7,021,275            $38,556,721
                                          ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                    AIM V.I.
                                                                    PREMIER                CITISTREET              CITISTREET
                                              MONEY                  EQUITY                DIVERSIFIED            INTERNATIONAL
                                              MARKET                 FUND -                BOND FUND -             STOCK FUND -
                                            PORTFOLIO               SERIES I                 CLASS I                 CLASS I
                                          ------------            ------------            ------------            -------------
ASSETS:
  Investments at market value:            $ 13,571,748            $    465,479            $106,144,848            $ 73,777,884

  Receivables:
    Dividends ................                   3,601                      --                      --                      --
                                          ------------            ------------            ------------            ------------

      Total Assets ...........              13,575,349                 465,479             106,144,848              73,777,884
                                          ------------            ------------            ------------            ------------


LIABILITIES:
  Payables:
    Insurance charges ........                   1,487                      48                  12,928                   8,786
    Administrative fees ......                      --                      --                       7                       3
  Other liabilities ..........                      --                      --                      --                      --
                                          ------------            ------------            ------------            ------------

      Total Liabilities ......                   1,487                      48                  12,935                   8,789
                                          ------------            ------------            ------------            ------------

NET ASSETS:                               $ 13,573,862            $    465,431            $106,131,913            $ 73,769,095
                                          ============            ============            ============            ============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                                  DELAWARE
    CITISTREET             CITISTREET                                     DELAWARE               VIP SMALL
      LARGE                   SMALL                                       VIP REIT               CAP VALUE            DREYFUS VIF
     COMPANY                 COMPANY               EMERGING               SERIES -                SERIES -            APPRECIATION
   STOCK FUND -           STOCK FUND -             MARKETS                STANDARD                STANDARD            PORTFOLIO -
     CLASS I                 CLASS I               PORTFOLIO               CLASS                   CLASS             INITIAL SHARES
   ------------           ------------           ------------           ------------           ------------          --------------

   $109,603,807           $ 59,278,942           $  1,231,500           $  2,989,450           $  5,334,729           $ 18,202,137


             --                     --                     --                     --                     --                     --
   ------------           ------------           ------------           ------------           ------------           ------------

    109,603,807             59,278,942              1,231,500              2,989,450              5,334,729             18,202,137
   ------------           ------------           ------------           ------------           ------------           ------------




         13,119                  7,094                    152                    326                    612                  2,139
              7                      4                     --                      1                      1                      3
             --                     --                     --                     --                     --                     --
   ------------           ------------           ------------           ------------           ------------           ------------

         13,126                  7,098                    152                    327                    613                  2,142
   ------------           ------------           ------------           ------------           ------------           ------------

   $109,590,681           $ 59,271,844           $  1,231,348           $  2,989,123           $  5,334,116           $ 18,199,995
   ============           ============           ============           ============           ============           ============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                      TEMPLETON             TEMPLETON
                                         DREYFUS VIF          MUTUAL SHARES         GLOBAL ASSET             GROWTH
                                          DEVELOPING            SECURITIES           ALLOCATION            SECURITIES
                                           LEADERS                FUND -               FUND -                 FUND -
                                         PORTFOLIO -             CLASS 2               CLASS 1               CLASS 1
                                        INITIAL SHARES            SHARES               SHARES                 SHARES
                                        --------------        -------------         ------------           -----------
ASSETS:
  Investments at market value:           $15,602,873           $   494,279           $ 8,579,126           $20,858,452

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Assets ...........            15,602,873               494,279             8,579,126            20,858,452
                                         -----------           -----------           -----------           -----------


LIABILITIES:
  Payables:
    Insurance charges ........                 1,816                    41                 1,024                 2,395
    Administrative fees ......                     6                    --                    14                    19
  Other liabilities ..........                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Liabilities ......                 1,822                    41                 1,038                 2,414
                                         -----------           -----------           -----------           -----------

NET ASSETS:                              $15,601,051           $   494,238           $ 8,578,088           $20,856,038
                                         ===========           ===========           ===========           ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                             MID CAP              WORLDWIDE
                        EQUITY INDEX                                  BALANCED               GROWTH                GROWTH
                         PORTFOLIO -                                 PORTFOLIO -           PORTFOLIO -           PORTFOLIO -
   APPRECIATION            CLASS II            FUNDAMENTAL             SERVICE               SERVICE               SERVICE
    PORTFOLIO               SHARES           VALUE PORTFOLIO            SHARES               SHARES                SHARES
   ------------         ------------         ---------------         -----------           -----------           -----------

   $   754,942           $18,913,797           $ 4,385,078           $ 3,573,337           $   772,710           $ 1,565,860


            --                    --                    --                    --                    --                    --
   -----------           -----------           -----------           -----------           -----------           -----------

       754,942            18,913,797             4,385,078             3,573,337               772,710             1,565,860
   -----------           -----------           -----------           -----------           -----------           -----------




            86                 2,168                   511                   357                    75                   149
            --                     4                    --                     1                     1                     1
            --                    --                    --                    --                    --                    --
   -----------           -----------           -----------           -----------           -----------           -----------

            86                 2,172                   511                   358                    76                   150
   -----------           -----------           -----------           -----------           -----------           -----------

   $   754,856           $18,911,625           $ 4,384,567           $ 3,572,979           $   772,634           $ 1,565,710
   ===========           ===========           ===========           ===========           ===========           ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                               PUTNAM VT            PUTNAM VT           PUTNAM VT
                                       TOTAL RETURN            DISCOVERY          INTERNATIONAL         SMALL CAP
                                        PORTFOLIO -          GROWTH FUND -        EQUITY FUND -        VALUE FUND -
                                       ADMINISTRATIVE           CLASS IB            CLASS IB            CLASS IB
                                           CLASS                 SHARES              SHARES               SHARES
                                       --------------        -------------        -------------        ------------
ASSETS:
  Investments at market value:           $4,252,077           $   88,546           $1,773,329           $2,828,299

  Receivables:
    Dividends ................                   --                   --                   --                   --
                                         ----------           ----------           ----------           ----------

      Total Assets ...........            4,252,077               88,546            1,773,329            2,828,299
                                         ----------           ----------           ----------           ----------


LIABILITIES:
  Payables:
    Insurance charges ........                  449                   10                  168                  282
    Administrative fees ......                    1                   --                   --                    1
  Other liabilities ..........                   --                   --                   --                   --
                                         ----------           ----------           ----------           ----------

      Total Liabilities ......                  450                   10                  168                  283
                                         ----------           ----------           ----------           ----------

NET ASSETS:                              $4,251,627           $   88,536           $1,773,161           $2,828,016
                                         ==========           ==========           ==========           ==========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                                                 SMITH BARNEY
                                                                                                                   PREMIER
                                                                                                                  SELECTIONS
                                                SMALL CAP                                  SMITH BARNEY            ALL CAP
     ALL CAP           INVESTORS FUND -       GROWTH FUND -          TOTAL RETURN            LARGE CAP              GROWTH
  FUND - CLASS I            CLASS I              CLASS I            FUND - CLASS I        CORE PORTFOLIO          PORTFOLIO
  --------------       ----------------       -------------         --------------        --------------         ------------

   $10,379,455           $ 3,375,736           $   960,611           $   768,401           $   225,186           $    79,728


            --                    --                    --                    --                    --                    --
   -----------           -----------           -----------           -----------           -----------           -----------

    10,379,455             3,375,736               960,611               768,401               225,186                79,728
   -----------           -----------           -----------           -----------           -----------           -----------




         1,155                   376                    88                    95                    30                    11
             2                     2                    --                     1                    --                    --
            --                    --                    --                    --                    --                    --
   -----------           -----------           -----------           -----------           -----------           -----------

         1,157                   378                    88                    96                    30                    11
   -----------           -----------           -----------           -----------           -----------           -----------

   $10,378,298           $ 3,375,358           $   960,523           $   768,305           $   225,156           $    79,717
   ===========           ===========           ===========           ===========           ===========           ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                     DISCIPLINED
                                         STRONG MULTI          CONVERTIBLE             MID CAP                EQUITY
                                           CAP VALUE            SECURITIES              STOCK                 INCOME
                                            FUND II             PORTFOLIO             PORTFOLIO             PORTFOLIO
                                         ------------          -----------           -----------           -----------
ASSETS:
  Investments at market value:           $ 1,138,613           $   282,808           $ 9,287,995           $21,581,120

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Assets ...........             1,138,613               282,808             9,287,995            21,581,120
                                         -----------           -----------           -----------           -----------


LIABILITIES:
  Payables:
    Insurance charges ........                   130                    31                   976                 2,580
    Administrative fees ......                    --                    --                     3                     5
  Other liabilities ..........                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Liabilities ......                   130                    31                   979                 2,585
                                         -----------           -----------           -----------           -----------

NET ASSETS:                              $ 1,138,483           $   282,777           $ 9,287,016           $21,578,535
                                         ===========           ===========           ===========           ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                       LAZARD                                        MFS
    FEDERATED             FEDERATED                                 INTERNATIONAL         MERRILL LYNCH            EMERGING
    HIGH YIELD              STOCK               LARGE CAP               STOCK                LARGE CAP             GROWTH
    PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO           CORE PORTFOLIO          PORTFOLIO
   -----------           -----------           -----------          -------------         --------------         -----------

   $   326,888           $ 3,806,292           $16,656,127           $ 1,928,650           $ 1,167,728           $   120,480


            --                    --                    --                    --                    --                    --
   -----------           -----------           -----------           -----------           -----------           -----------

       326,888             3,806,292            16,656,127             1,928,650             1,167,728               120,480
   -----------           -----------           -----------           -----------           -----------           -----------




            39                   440                 1,960                   242                   144                    13
            --                    --                     2                    --                    --                    --
            --                    --                    --                    --                    --                    --
   -----------           -----------           -----------           -----------           -----------           -----------

            39                   440                 1,962                   242                   144                    13
   -----------           -----------           -----------           -----------           -----------           -----------

   $   326,849           $ 3,805,852           $16,654,165           $ 1,928,408           $ 1,167,584           $   120,467
   ===========           ===========           ===========           ===========           ===========           ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                             MFS                                       SOCIAL               TRAVELERS
                                           MID CAP               PIONEER              AWARENESS              QUALITY
                                           GROWTH                  FUND                 STOCK                  BOND
                                          PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO
                                         -----------           -----------           -----------           -----------
ASSETS:
  Investments at market value:           $ 5,852,808           $ 3,333,554           $10,111,458           $ 5,884,885

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Assets ...........             5,852,808             3,333,554            10,111,458             5,884,885
                                         -----------           -----------           -----------           -----------


LIABILITIES:
  Payables:
    Insurance charges ........                   715                   395                 1,283                   706
    Administrative fees ......                     3                     2                    11                     4
  Other liabilities ..........                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Liabilities ......                   718                   397                 1,294                   710
                                         -----------           -----------           -----------           -----------

NET ASSETS:                              $ 5,852,090           $ 3,333,157           $10,110,164           $ 5,884,175
                                         ===========           ===========           ===========           ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                          SB ADJUSTABLE
      U.S.                                                             PIONEER              RATE INCOME         SMITH BARNEY
   GOVERNMENT            AIM CAPITAL            MFS TOTAL             STRATEGIC             PORTFOLIO -           AGGRESSIVE
   SECURITIES            APPRECIATION             RETURN                INCOME                CLASS I               GROWTH
    PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO               SHARES              PORTFOLIO
   -----------           ------------          -----------           -----------          -------------         ------------

   $11,704,893           $ 2,027,872           $22,691,974           $ 2,277,419           $     1,001           $ 6,345,788


            --                    --                    --                    --                    --                    --
   -----------           -----------           -----------           -----------           -----------           -----------

    11,704,893             2,027,872            22,691,974             2,277,419                 1,001             6,345,788
   -----------           -----------           -----------           -----------           -----------           -----------




         1,399                   235                 2,651                   279                    --                   689
             7                    --                    13                     2                    --                    --
            --                    --                    --                    --                    --                    --
   -----------           -----------           -----------           -----------           -----------           -----------

         1,406                   235                 2,664                   281                    --                   689
   -----------           -----------           -----------           -----------           -----------           -----------

   $11,703,487           $ 2,027,637           $22,689,310           $ 2,277,138           $     1,001           $ 6,345,099
   ===========           ===========           ===========           ===========           ===========           ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                             SMITH BARNEY                              SMITH BARNEY
                                                             INTERNATIONAL                                 LARGE
                                        SMITH BARNEY            ALL CAP          SMITH BARNEY         CAPITALIZATION
                                         HIGH INCOME             GROWTH            LARGE CAP              GROWTH
                                          PORTFOLIO            PORTFOLIO        VALUE PORTFOLIO          PORTFOLIO
                                        ------------         -------------      ---------------       --------------
ASSETS:
  Investments at market value:           $1,640,423           $4,590,592           $8,140,312           $6,846,734

  Receivables:
    Dividends ................                   --                   --                   --                   --
                                         ----------           ----------           ----------           ----------

      Total Assets ...........            1,640,423            4,590,592            8,140,312            6,846,734
                                         ----------           ----------           ----------           ----------


LIABILITIES:
  Payables:
    Insurance charges ........                  200                  553                  842                  817
    Administrative fees ......                    1                    1                    5                    2
  Other liabilities ..........                   --                   --                   --                   --
                                         ----------           ----------           ----------           ----------

      Total Liabilities ......                  201                  554                  847                  819
                                         ----------           ----------           ----------           ----------

NET ASSETS:                              $1,640,222           $4,590,038           $8,139,465           $6,845,915
                                         ==========           ==========           ==========           ==========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                      EMERGING                                  SMITH BARNEY
                                                 COMSTOCK              GROWTH               ENTERPRISE            SMALL CAP
   SMITH BARNEY           STRATEGIC            PORTFOLIO -           PORTFOLIO -           PORTFOLIO -              GROWTH
   MONEY MARKET            EQUITY                CLASS II             CLASS II               CLASS II           OPPORTUNITIES
    PORTFOLIO             PORTFOLIO               SHARES               SHARES                 SHARES              PORTFOLIO
   ------------          -----------           -----------           -----------           -----------          -------------

   $ 5,176,553           $43,838,048           $   155,374           $   432,851           $    96,834           $   450,386


         1,153                    --                    --                    --                    --                    --
   -----------           -----------           -----------           -----------           -----------           -----------

     5,177,706            43,838,048               155,374               432,851                96,834               450,386
   -----------           -----------           -----------           -----------           -----------           -----------




           667                 5,072                    15                    50                    13                    42
            11                     8                    --                     1                    --                    --
            --                    --                    --                    --                    --                    --
   -----------           -----------           -----------           -----------           -----------           -----------

           678                 5,080                    15                    51                    13                    42
   -----------           -----------           -----------           -----------           -----------           -----------

   $ 5,177,028           $43,832,968           $   155,359           $   432,800           $    96,821           $   450,344
   ===========           ===========           ===========           ===========           ===========           ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                           EQUITY -
                                            INCOME                GROWTH             HIGH INCOME          ASSET MANAGER
                                         PORTFOLIO -           PORTFOLIO -           PORTFOLIO -           PORTFOLIO -
                                        INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
                                        -------------         -------------         -------------         -------------
ASSETS:
  Investments at market value:           $24,873,152           $39,769,990           $ 2,634,199           $13,124,370

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Assets ...........            24,873,152            39,769,990             2,634,199            13,124,370
                                         -----------           -----------           -----------           -----------


LIABILITIES:
  Payables:
    Insurance charges ........                 2,880                 4,551                   312                 1,520
    Administrative fees ......                    30                    25                     2                    10
  Other liabilities ..........                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Liabilities ......                 2,910                 4,576                   314                 1,530
                                         -----------           -----------           -----------           -----------

NET ASSETS:                              $24,870,242           $39,765,414           $ 2,633,885           $13,122,840
                                         ===========           ===========           ===========           ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                            DYNAMIC
                            CAPITAL
   CONTRAFUND(R)          APPRECIATION              MID CAP
    PORTFOLIO -           PORTFOLIO -             PORTFOLIO -
      SERVICE               SERVICE                 SERVICE
      CLASS 2               CLASS 2                 CLASS 2               COMBINED
   ------------           ------------           ------------           ------------

   $  6,515,355           $    180,687           $  3,336,643           $920,404,950


             --                     --                     --                  4,754
   ------------           ------------           ------------           ------------

      6,515,355                180,687              3,336,643            920,409,704
   ------------           ------------           ------------           ------------




            642                     21                    326                107,929
              1                     --                      1                    332
             --                     --                     --                     --
   ------------           ------------           ------------           ------------

            643                     21                    327                108,261
   ------------           ------------           ------------           ------------

   $  6,514,712           $    180,666           $  3,336,316           $920,301,443
   ============           ============           ============           ============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                              DREYFUS
                                                                            STOCK INDEX
                                                          CAPITAL              FUND -                                   MANAGED
                                                       APPRECIATION           INITIAL             HIGH YIELD            ASSETS
                                                           FUND                SHARES             BOND TRUST             TRUST
                                                       ------------         ------------         ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................        $     32,831         $    315,348         $    484,738        $    927,425
                                                       ------------         ------------         ------------        ------------

EXPENSES:
  Insurance charges ...........................             533,678              183,719               49,705             298,175
  Administrative fees .........................               2,933                2,486                  157                 713
                                                       ------------         ------------         ------------        ------------

    Total expenses ............................             536,611              186,205               49,862             298,888
                                                       ------------         ------------         ------------        ------------

      Net investment income (loss) ............            (503,780)             129,143              434,876             628,537
                                                       ------------         ------------         ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                   --                   --                  --
    Realized gain (loss) on sale of investments          (5,067,796)          (1,270,854)              19,406            (782,360)
                                                       ------------         ------------         ------------        ------------

      Realized gain (loss) ....................          (5,067,796)          (1,270,854)              19,406            (782,360)
                                                       ------------         ------------         ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................          19,514,929            6,308,635              957,907           6,916,261
                                                       ------------         ------------         ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $ 13,943,353         $  5,166,924         $  1,412,189        $  6,762,438
                                                       ============         ============         ============        ============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                             AIM V.I.                                                          CITISTREET             CITISTREET
                             PREMIER             CITISTREET             CITISTREET                LARGE                  SMALL
      MONEY                   EQUITY             DIVERSIFIED           INTERNATIONAL             COMPANY                COMPANY
      MARKET                 FUND -              BOND FUND -           STOCK FUND -           STOCK FUND -           STOCK FUND -
     PORTFOLIO              SERIES I               CLASS I                CLASS I                CLASS I                CLASS I
   ------------           ------------           ------------          ------------           ------------           ------------

   $    113,915           $      1,248           $  4,327,168          $    513,189           $    673,852           $     65,005
   ------------           ------------           ------------          ------------           ------------           ------------


        116,082                  2,881                918,880               570,680                825,028                415,109
             46                     34                    364                   133                    391                    195
   ------------           ------------           ------------          ------------           ------------           ------------

        116,128                  2,915                919,244               570,813                825,419                415,304
   ------------           ------------           ------------          ------------           ------------           ------------

         (2,213)                (1,667)             3,407,924               (57,624)              (151,567)              (350,299)
   ------------           ------------           ------------          ------------           ------------           ------------



             --                     --                     --                    --                     --                     --
             --                 (9,301)             1,240,368            (8,100,318)            (3,551,247)            (1,213,313)
   ------------           ------------           ------------          ------------           ------------           ------------

             --                 (9,301)             1,240,368            (8,100,318)            (3,551,247)            (1,213,313)
   ------------           ------------           ------------          ------------           ------------           ------------


             --                 97,582                260,853            25,768,041             27,233,409             19,191,829
   ------------           ------------           ------------          ------------           ------------           ------------



   $     (2,213)          $     86,614           $  4,909,145          $ 17,610,099           $ 23,530,595           $ 17,628,217
   ============           ============           ============          ============           ============           ============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                               DELAWARE            DELAWARE
                                                                               VIP REIT            VIP SMALL           DREYFUS VIF
                                                         EMERGING              SERIES -            CAP VALUE          APPRECIATION
                                                          MARKETS              STANDARD             SERIES -           PORTFOLIO -
                                                         PORTFOLIO              CLASS           STANDARD CLASS       INITIAL SHARES
                                                        -----------          -----------        --------------       --------------
INVESTMENT INCOME:
  Dividends ...................................         $        --          $    50,407         $    14,406          $   234,622
                                                        -----------          -----------         -----------          -----------

EXPENSES:
  Insurance charges ...........................               8,988               17,452              32,935              142,925
  Administrative fees .........................                   5                   56                  35                  210
                                                        -----------          -----------         -----------          -----------

    Total expenses ............................               8,993               17,508              32,970              143,135
                                                        -----------          -----------         -----------          -----------

      Net investment income (loss) ............              (8,993)              32,899             (18,564)              91,487
                                                        -----------          -----------         -----------          -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --               15,476                  --                   --
    Realized gain (loss) on sale of investments             (34,891)              40,860              55,355             (381,835)
                                                        -----------          -----------         -----------          -----------

      Realized gain (loss) ....................             (34,891)              56,336              55,355             (381,835)
                                                        -----------          -----------         -----------          -----------

    Change in unrealized gain (loss)
      on investments ..........................             423,480              566,751           1,405,295            3,426,948
                                                        -----------          -----------         -----------          -----------


  Net increase (decrease) in net assets
    resulting from operations .................         $   379,596          $   655,986         $ 1,442,086          $ 3,136,600
                                                        ===========          ===========         ===========          ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                              TEMPLETON            TEMPLETON
   DREYFUS VIF                               GLOBAL ASSET            GROWTH
    DEVELOPING                                ALLOCATION           SECURITIES                              EQUITY INDEX
      LEADERS          MUTUAL SHARES            FUND -               FUND -                                 PORTFOLIO -
    PORTFOLIO -      SECURITIES FUND -         CLASS 1               CLASS 1           APPRECIATION          CLASS II
  INITIAL SHARES      CLASS 2 SHARES            SHARES               SHARES              PORTFOLIO            SHARES
  --------------     -----------------       -----------          -----------          ------------        -----------

   $     4,044          $        66          $   198,089          $   295,742          $     4,490         $   169,079
   -----------          -----------          -----------          -----------          -----------         -----------


       110,617                  676               62,892              148,985                4,325             131,219
           296                    1                  814                1,122                   12                 196
   -----------          -----------          -----------          -----------          -----------         -----------

       110,913                  677               63,706              150,107                4,337             131,415
   -----------          -----------          -----------          -----------          -----------         -----------

      (106,869)                (611)             134,383              145,635                  153              37,664
   -----------          -----------          -----------          -----------          -----------         -----------



            --                   --                   --                   --                   --                  --
      (425,316)               5,844             (101,343)            (655,092)                 678            (258,755)
   -----------          -----------          -----------          -----------          -----------         -----------

      (425,316)               5,844             (101,343)            (655,092)                 678            (258,755)
   -----------          -----------          -----------          -----------          -----------         -----------


     4,169,422               31,785            1,984,709            5,522,790              122,986           4,019,448
   -----------          -----------          -----------          -----------          -----------         -----------



   $ 3,637,237          $    37,018          $ 2,017,749          $ 5,013,333          $   123,817         $ 3,798,357
   ===========          ===========          ===========          ===========          ===========         ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                    MID CAP             WORLDWIDE
                                                                                                    GROWTH               GROWTH
                                                        FUNDAMENTAL           BALANCED            PORTFOLIO -          PORTFOLIO -
                                                           VALUE            PORTFOLIO -             SERVICE              SERVICE
                                                         PORTFOLIO         SERVICE SHARES           SHARES                SHARES
                                                        -----------        --------------         -----------          -----------
INVESTMENT INCOME:
  Dividends ...................................         $    22,936          $    58,722          $        --          $    11,375
                                                        -----------          -----------          -----------          -----------

EXPENSES:
  Insurance charges ...........................              28,035               21,861                4,178                9,399
  Administrative fees .........................                  25                   44                   23                   22
                                                        -----------          -----------          -----------          -----------

    Total expenses ............................              28,060               21,905                4,201                9,421
                                                        -----------          -----------          -----------          -----------

      Net investment income (loss) ............              (5,124)              36,817               (4,201)               1,954
                                                        -----------          -----------          -----------          -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                   --                   --                   --
    Realized gain (loss) on sale of investments               4,835               (2,307)              (1,192)             (31,371)
                                                        -----------          -----------          -----------          -----------

      Realized gain (loss) ....................               4,835               (2,307)              (1,192)             (31,371)
                                                        -----------          -----------          -----------          -----------

    Change in unrealized gain (loss)
      on investments ..........................           1,111,334              350,971              192,803              329,148
                                                        -----------          -----------          -----------          -----------


  Net increase (decrease) in net assets
    resulting from operations .................         $ 1,111,045          $   385,481          $   187,410          $   299,731
                                                        ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                         PUTNAM              PUTNAM VT           PUTNAM VT
   TOTAL RETURN       VT DISCOVERY          INTERNATIONAL        SMALL CAP
   PORTFOLIO -        GROWTH FUND -        EQUITY FUND -        VALUE FUND -                               INVESTORS
  ADMINISTRATIVE        CLASS IB              CLASS IB            CLASS IB             ALL CAP               FUND -
       CLASS              SHARES               SHARES              SHARES           FUND - CLASS I          CLASS I
  --------------      -------------        --------------       ------------        --------------        -----------
   $   113,573         $        --          $    10,714         $     5,868          $    22,763          $    41,929
   -----------         -----------          -----------         -----------          -----------          -----------


        30,112                 706               10,033              14,138               66,451               22,973
            66                  10                   19                  39                  111                  107
   -----------         -----------          -----------         -----------          -----------          -----------

        30,178                 716               10,052              14,177               66,562               23,080
   -----------         -----------          -----------         -----------          -----------          -----------

        83,395                (716)                 662              (8,309)             (43,799)              18,849
   -----------         -----------          -----------         -----------          -----------          -----------



        33,237                  --                   --                  --                   --                   --
        17,827              (6,376)              46,951              12,248              (92,256)             (41,227)
   -----------         -----------          -----------         -----------          -----------          -----------

        51,064              (6,376)              46,951              12,248              (92,256)             (41,227)
   -----------         -----------          -----------         -----------          -----------          -----------


        24,565              32,728              357,212             836,904            2,868,317              813,776
   -----------         -----------          -----------         -----------          -----------          -----------



   $   159,024         $    25,636          $   404,825         $   840,843          $ 2,732,262          $   791,398
   ===========         ===========          ===========         ===========          ===========          ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                                SMITH BARNEY
                                                                                                                   PREMIER
                                                        SMALL CAP                            SMITH BARNEY         SELECTIONS
                                                      GROWTH FUND -       TOTAL RETURN         LARGE CAP           ALL CAP
                                                         CLASS I         FUND - CLASS I     CORE PORTFOLIO    GROWTH PORTFOLIO
                                                      -------------      --------------     --------------    ----------------
INVESTMENT INCOME:
  Dividends ...................................         $      --          $  11,685          $     928          $      --
                                                        ---------          ---------          ---------          ---------

EXPENSES:
  Insurance charges ...........................             4,245              6,042              1,486                506
  Administrative fees .........................                 6                 46                 28                  8
                                                        ---------          ---------          ---------          ---------

    Total expenses ............................             4,251              6,088              1,514                514
                                                        ---------          ---------          ---------          ---------

      Net investment income (loss) ............            (4,251)             5,597               (586)              (514)
                                                        ---------          ---------          ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --              8,906                 --                 --
    Realized gain (loss) on sale of investments            (8,281)            (2,022)             1,010                259
                                                        ---------          ---------          ---------          ---------

      Realized gain (loss) ....................            (8,281)             6,884              1,010                259
                                                        ---------          ---------          ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................           281,189             83,415             33,408             17,890
                                                        ---------          ---------          ---------          ---------


  Net increase (decrease) in net assets
    resulting from operations .................         $ 268,657          $  95,896          $  33,832          $  17,635
                                                        =========          =========          =========          =========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                             DISCIPLINED
   STRONG MULTI         CONVERTIBLE            MID CAP               EQUITY             FEDERATED            FEDERATED
    CAP VALUE           SECURITIES              STOCK                INCOME             HIGH YIELD             STOCK
      FUND II            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
   ------------         -----------          -----------          -----------          -----------          -----------

   $     1,062          $     7,782          $    23,993          $   175,343          $    22,084          $    49,864
   -----------          -----------          -----------          -----------          -----------          -----------


         7,629                1,577               53,737              162,806                2,512               28,643
             9                    9                  162                  300                   15                   25
   -----------          -----------          -----------          -----------          -----------          -----------

         7,638                1,586               53,899              163,106                2,527               28,668
   -----------          -----------          -----------          -----------          -----------          -----------

        (6,576)               6,196              (29,906)              12,237               19,557               21,196
   -----------          -----------          -----------          -----------          -----------          -----------



            --                   --                   --                   --                   --                   --
       (13,076)                (867)             (45,585)             (89,914)              (5,340)            (103,521)
   -----------          -----------          -----------          -----------          -----------          -----------

       (13,076)                (867)             (45,585)             (89,914)              (5,340)            (103,521)
   -----------          -----------          -----------          -----------          -----------          -----------


       340,284               35,933            2,143,923            5,131,920               40,501              895,425
   -----------          -----------          -----------          -----------          -----------          -----------



   $   320,632          $    41,262          $ 2,068,432          $ 5,054,243          $    54,718          $   813,100
   ===========          ===========          ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                LAZARD                                     MFS
                                                                            INTERNATIONAL        MERRILL LYNCH          EMERGING
                                                         LARGE CAP              STOCK              LARGE CAP             GROWTH
                                                         PORTFOLIO            PORTFOLIO          CORE PORTFOLIO         PORTFOLIO
                                                        -----------         -------------        --------------        -----------
INVESTMENT INCOME:
  Dividends ...................................         $    59,674          $    32,392          $     7,893          $        --
                                                        -----------          -----------          -----------          -----------

EXPENSES:
  Insurance charges ...........................             127,748               15,205                9,609                  605
  Administrative fees .........................                 117                   28                   22                   13
                                                        -----------          -----------          -----------          -----------

    Total expenses ............................             127,865               15,233                9,631                  618
                                                        -----------          -----------          -----------          -----------

      Net investment income (loss) ............             (68,191)              17,159               (1,738)                (618)
                                                        -----------          -----------          -----------          -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                   --                   --                   --
    Realized gain (loss) on sale of investments            (678,233)            (141,832)            (108,902)                (551)
                                                        -----------          -----------          -----------          -----------

      Realized gain (loss) ....................            (678,233)            (141,832)            (108,902)                (551)
                                                        -----------          -----------          -----------          -----------

    Change in unrealized gain (loss)
      on investments ..........................           3,978,370              561,535              325,266               19,022
                                                        -----------          -----------          -----------          -----------


  Net increase (decrease) in net assets
    resulting from operations .................         $ 3,231,946          $   436,862          $   214,626          $    17,853
                                                        ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                               SOCIAL              TRAVELERS              U.S.
     MFS MID              PIONEER             AWARENESS             QUALITY            GOVERNMENT          AIM CAPITAL
    CAP GROWTH             FUND                STOCK                 BOND              SECURITIES         APPRECIATION
     PORTFOLIO           PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO
   -----------          -----------          -----------          -----------         -----------         ------------

   $        --          $    44,254          $    51,648          $   284,670         $   598,984          $        --
   -----------          -----------          -----------          -----------         -----------          -----------


        44,025               24,956               82,135               52,962             105,790               14,857
           153                   68                  634                  279                 523                   10
   -----------          -----------          -----------          -----------         -----------          -----------

        44,178               25,024               82,769               53,241             106,313               14,867
   -----------          -----------          -----------          -----------         -----------          -----------

       (44,178)              19,230              (31,121)             231,429             492,671              (14,867)
   -----------          -----------          -----------          -----------         -----------          -----------



            --                   --                   --               13,394             200,832                   --
      (705,889)            (230,869)            (425,591)              35,746             103,560               13,988
   -----------          -----------          -----------          -----------         -----------          -----------

      (705,889)            (230,869)            (425,591)              49,140             304,392               13,988
   -----------          -----------          -----------          -----------         -----------          -----------


     2,293,749              825,130            2,759,789               80,196            (601,088)             449,071
   -----------          -----------          -----------          -----------         -----------          -----------



   $ 1,543,682          $   613,491          $ 2,303,077          $   360,765         $   195,975          $   448,192
   ===========          ===========          ===========          ===========         ===========          ===========

                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                 SB ADJUSTABLE
                                                                               PIONEER            RATE INCOME
                                                            MFS               STRATEGIC           PORTFOLIO -         SMITH BARNEY
                                                       TOTAL RETURN             INCOME              CLASS I            AGGRESSIVE
                                                         PORTFOLIO            PORTFOLIO             SHARES          GROWTH PORTFOLIO
                                                       ------------          -----------         -------------      ----------------
INVESTMENT INCOME:
  Dividends ...................................         $   483,854          $   196,226          $         3         $        --
                                                        -----------          -----------          -----------         -----------

EXPENSES:
  Insurance charges ...........................             173,156               18,266                    2              37,522
  Administrative fees .........................                 809                  147                   --                  13
                                                        -----------          -----------          -----------         -----------

    Total expenses ............................             173,965               18,413                    2              37,535
                                                        -----------          -----------          -----------         -----------

      Net investment income (loss) ............             309,889              177,813                    1             (37,535)
                                                        -----------          -----------          -----------         -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                   --                   --                  --
    Realized gain (loss) on sale of investments            (147,713)             (25,707)                  --             (48,412)
                                                        -----------          -----------          -----------         -----------

      Realized gain (loss) ....................            (147,713)             (25,707)                  --             (48,412)
                                                        -----------          -----------          -----------         -----------

    Change in unrealized gain (loss)
      on investments ..........................           2,862,370              191,496                   --           1,437,954
                                                        -----------          -----------          -----------         -----------


  Net increase (decrease) in net assets
    resulting from operations .................         $ 3,024,546          $   343,602          $         1         $ 1,352,007
                                                        ===========          ===========          ===========         ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                    SMITH BARNEY
                         SMITH BARNEY                                   LARGE
   SMITH BARNEY          INTERNATIONAL         SMITH BARNEY         CAPITALIZATION         SMITH BARNEY            STRATEGIC
    HIGH INCOME         ALL CAP GROWTH           LARGE CAP              GROWTH             MONEY MARKET              EQUITY
    PORTFOLIO              PORTFOLIO          VALUE PORTFOLIO         PORTFOLIO              PORTFOLIO             PORTFOLIO
   ------------         --------------        ---------------       --------------         ------------          ------------

   $    113,594          $     43,577          $    125,138          $      1,255          $     36,750          $         --
   ------------          ------------          ------------          ------------          ------------          ------------


         12,495                35,595                51,792                48,711                52,262               327,928
             86                    93                   312                    79                 1,006                   464
   ------------          ------------          ------------          ------------          ------------          ------------

         12,581                35,688                52,104                48,790                53,268               328,392
   ------------          ------------          ------------          ------------          ------------          ------------

        101,013                 7,889                73,034               (47,535)              (16,518)             (328,392)
   ------------          ------------          ------------          ------------          ------------          ------------



             --                    --                    --                    --                    --                    --
        (25,708)             (849,082)             (323,392)             (126,904)                   --            (3,253,116)
   ------------          ------------          ------------          ------------          ------------          ------------

        (25,708)             (849,082)             (323,392)             (126,904)                   --            (3,253,116)
   ------------          ------------          ------------          ------------          ------------          ------------


        242,384             1,853,887             1,893,812             2,289,133                    --            14,361,212
   ------------          ------------          ------------          ------------          ------------          ------------



   $    317,689          $  1,012,694          $  1,643,454          $  2,114,694          $    (16,518)         $ 10,779,704
   ============          ============          ============          ============          ============          ============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                            EMERGING                           SMITH BARNEY
                                                        COMSTOCK             GROWTH          ENTERPRISE          SMALL CAP
                                                       PORTFOLIO -        PORTFOLIO -        PORTFOLIO -          GROWTH
                                                        CLASS II            CLASS II          CLASS II         OPPORTUNITIES
                                                          SHARES             SHARES             SHARES           PORTFOLIO
                                                       -----------        -----------        -----------       -------------
INVESTMENT INCOME:
  Dividends ...................................         $      --          $      --          $     199          $      --
                                                        ---------          ---------          ---------          ---------

EXPENSES:
  Insurance charges ...........................               230              2,757                808              2,152
  Administrative fees .........................                --                 21                 10                  6
                                                        ---------          ---------          ---------          ---------

    Total expenses ............................               230              2,778                818              2,158
                                                        ---------          ---------          ---------          ---------

      Net investment income (loss) ............              (230)            (2,778)              (619)            (2,158)
                                                        ---------          ---------          ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 --                 --                 --
    Realized gain (loss) on sale of investments                43             (5,717)            (1,971)              (354)
                                                        ---------          ---------          ---------          ---------

      Realized gain (loss) ....................                43             (5,717)            (1,971)              (354)
                                                        ---------          ---------          ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................            14,626             89,347             22,693            114,304
                                                        ---------          ---------          ---------          ---------


  Net increase (decrease) in net assets
    resulting from operations .................         $  14,439          $  80,852          $  20,103          $ 111,792
                                                        =========          =========          =========          =========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                                   DYNAMIC
                                                                                                                   CAPITAL
      EQUITY -                                                                                                   APPRECIATION
       INCOME               GROWTH             HIGH INCOME          ASSET MANAGER          CONTRAFUND(R)         PORTFOLIO -
    PORTFOLIO -           PORTFOLIO -           PORTFOLIO -          PORTFOLIO -            PORTFOLIO -            SERVICE
   INITIAL CLASS         INITIAL CLASS        INITIAL CLASS         INITIAL CLASS         SERVICE CLASS 2          CLASS 2
   -------------         -------------        -------------         -------------         ---------------        ------------

   $    380,177          $     89,851          $    172,852          $    438,250          $     12,853          $         --
   ------------          ------------          ------------          ------------          ------------          ------------


        180,025               285,957                20,837               104,103                35,995                 1,233
          1,781                 1,506                   154                   627                    26                    13
   ------------          ------------          ------------          ------------          ------------          ------------

        181,806               287,463                20,991               104,730                36,021                 1,246
   ------------          ------------          ------------          ------------          ------------          ------------

        198,371              (197,612)              151,861               333,520               (23,168)               (1,246)
   ------------          ------------          ------------          ------------          ------------          ------------



             --                    --                    --                    --                    --                    --
       (571,742)           (2,245,207)             (122,748)             (287,264)                2,763                 2,180
   ------------          ------------          ------------          ------------          ------------          ------------

       (571,742)           (2,245,207)             (122,748)             (287,264)                2,763                 2,180
   ------------          ------------          ------------          ------------          ------------          ------------


      5,989,560            11,936,328               522,202             1,889,271             1,275,653                31,738
   ------------          ------------          ------------          ------------          ------------          ------------



   $  5,616,189          $  9,493,509          $    551,315          $  1,935,527          $  1,255,248          $     32,672
   ============          ============          ============          ============          ============          ============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                           MID CAP
                                                         PORTFOLIO -
                                                           SERVICE
                                                           CLASS 2                COMBINED
                                                        -------------          -------------
INVESTMENT INCOME:
  Dividends ...................................         $       4,210          $  12,184,589
                                                        -------------          -------------

EXPENSES:
  Insurance charges ...........................                15,383              6,937,121
  Administrative fees .........................                    42                 20,315
                                                        -------------          -------------

    Total expenses ............................                15,425              6,957,436
                                                        -------------          -------------

      Net investment income (loss) ............               (11,215)             5,227,153
                                                        -------------          -------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                271,845
    Realized gain (loss) on sale of investments                20,423            (30,998,316)
                                                        -------------          -------------

      Realized gain (loss) ....................                20,423            (30,726,471)
                                                        -------------          -------------

    Change in unrealized gain (loss)
      on investments ..........................               766,437            202,320,153
                                                        -------------          -------------


  Net increase (decrease) in net assets
    resulting from operations .................         $     775,645          $ 176,820,835
                                                        =============          =============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                         CAPITAL                    DREYFUS STOCK
                                                       APPRECIATION                 INDEX FUND -                 HIGH YIELD
                                                           FUND                    INITIAL SHARES                BOND TRUST
                                               ---------------------------   --------------------------   -------------------------
                                                   2003           2002          2003           2002          2003          2002
                                               ------------   ------------   -----------   ------------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..............  $   (503,780)  $    501,440   $   129,143   $     99,813   $   434,876   $   656,400
  Realized gain (loss) ......................    (5,067,796)    (7,319,523)   (1,270,854)    (1,182,345)       19,406       (60,487)
  Change in unrealized gain (loss)
    on investments ..........................    19,514,929    (14,160,214)    6,308,635     (4,686,277)      957,907      (446,555)
                                               ------------   ------------   -----------   ------------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .............    13,943,353    (20,978,297)    5,166,924     (5,768,809)    1,412,189       149,358
                                               ------------   ------------   -----------   ------------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .............     7,445,539     10,965,463     2,434,760      3,133,438       778,442       852,351
  Participant transfers from other
    funding options .........................     2,964,812      6,294,971     3,202,506      2,250,565     1,544,131     1,153,471
  Administrative and asset allocation charges          (431)          (525)         (434)          (415)          (78)          (69)
  Contract surrenders .......................    (7,316,942)    (6,870,054)   (1,992,674)    (2,095,388)     (845,790)     (554,181)
  Participant transfers to other
    funding options .........................    (5,202,387)   (11,123,026)   (3,031,219)    (3,444,848)     (605,744)     (901,489)
  Other payments to participants ............       (48,113)       (81,151)      (13,914)       (22,360)           --            --
                                               ------------   ------------   -----------   ------------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......    (2,157,522)      (814,322)      599,025       (179,008)      870,961       550,083
                                               ------------   ------------   -----------   ------------   -----------   -----------

    Net increase (decrease) in net assets ...    11,785,831    (21,792,619)    5,765,949     (5,947,817)    2,283,150       699,441


NET ASSETS:
    Beginning of year .......................    59,101,790     80,894,409    18,993,557     24,941,374     4,738,125     4,038,684
                                               ------------   ------------   -----------   ------------   -----------   -----------
    End of year .............................  $ 70,887,621   $ 59,101,790   $24,759,506   $ 18,993,557   $ 7,021,275   $ 4,738,125
                                               ============   ============   ===========   ============   ===========   ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                                    AIM V.I.
                                                                                                                    PREMIER
                                                                                        MONEY                        EQUITY
                                                         MANAGED                        MARKET                       FUND -
                                                       ASSETS TRUST                   PORTFOLIO                     SERIES I
                                               ---------------------------   ---------------------------   ------------------------
                                                    2003           2002           2003           2002          2003         2002
                                               ------------   ------------   ------------   ------------   -----------   ----------
OPERATIONS:
  Net investment income (loss) ..............  $    628,537   $  1,894,133   $     (2,213)  $     71,057   $    (1,667)  $     (695)
  Realized gain (loss) ......................      (782,360)      (810,930)            --             --        (9,301)     (12,182)
  Change in unrealized gain (loss)
    on investments ..........................     6,916,261     (4,510,301)            --             --        97,582      (83,685)
                                               ------------   ------------   ------------   ------------   -----------   ----------

    Net increase (decrease) in net assets
      resulting from operations .............     6,762,438     (3,427,098)        (2,213)        71,057        86,614      (96,562)
                                               ------------   ------------   ------------   ------------   -----------   ----------

UNIT TRANSACTIONS:
  Participant purchase payments .............     3,743,477      5,133,083      3,242,903     15,728,407       146,063      183,253
  Participant transfers from other
    funding options .........................       709,755      2,467,660     14,411,517     15,154,520         3,504      110,286
  Administrative and asset allocation charges          (147)          (184)        (1,324)          (486)          (60)         (67)
  Contract surrenders .......................    (4,516,796)    (3,634,549)    (6,092,320)    (2,777,609)      (34,499)     (37,414)
  Participant transfers to other
    funding options .........................    (1,149,863)    (3,036,074)   (13,379,979)   (22,662,542)      (60,070)     (31,332)
  Other payments to participants ............        (8,041)       (76,911)            --        (17,202)           --           --
                                               ------------   ------------   ------------   ------------   -----------   ----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......    (1,221,615)       853,025     (1,819,203)     5,425,088        54,938      224,726
                                               ------------   ------------   ------------   ------------   -----------   ----------

    Net increase (decrease) in net assets ...     5,540,823     (2,574,073)    (1,821,416)     5,496,145       141,552      128,164


NET ASSETS:
    Beginning of year .......................    33,015,898     35,589,971     15,395,278      9,899,133       323,879      195,715
                                               ------------   ------------   ------------   ------------   -----------   ----------
    End of year .............................  $ 38,556,721   $ 33,015,898   $ 13,573,862   $ 15,395,278   $   465,431   $  323,879
                                               ============   ============   ============   ============   ===========   ==========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

          CITISTREET                     CITISTREET                      CITISTREET                       CITISTREET
         DIVERSIFIED                    INTERNATIONAL                   LARGE COMPANY                   SMALL COMPANY
         BOND FUND -                    STOCK FUND -                     STOCK FUND -                    STOCK FUND -
           CLASS I                         CLASS I                         CLASS I                         CLASS I
-----------------------------   -----------------------------   -----------------------------   -----------------------------
     2003            2002            2003            2002            2003            2002            2003            2002
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

$   3,407,924   $   3,417,503   $     (57,624)  $    (157,005)  $    (151,567)  $    (165,077)  $    (350,299)  $    (140,696)
    1,240,368         371,022      (8,100,318)     (1,039,607)     (3,551,247)     (1,950,947)     (1,213,313)       (945,721)

      260,853       4,150,698      25,768,041     (16,626,630)     27,233,409     (21,027,516)     19,191,829     (10,987,036)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


    4,909,145       7,939,223      17,610,099     (17,823,242)     23,530,595     (23,143,540)     17,628,217     (12,073,453)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


   21,578,052      27,303,124      12,349,202      18,345,091      18,662,743      23,687,814       8,395,629       9,783,610

   10,806,736      13,311,703      12,837,966      16,105,089      12,505,202      13,259,203      10,452,165       6,067,140
     (798,215)       (934,743)       (488,255)       (595,205)       (741,664)       (793,254)       (309,584)       (316,526)
  (24,905,764)    (17,351,187)    (15,249,271)    (10,744,107)    (22,314,534)    (13,587,545)    (10,822,101)     (6,525,483)

  (11,799,129)    (12,727,714)    (18,131,375)    (10,012,042)     (3,777,309)     (5,230,239)     (4,131,318)     (4,350,958)
     (112,912)       (180,139)        (52,036)        (81,395)        (64,506)       (135,926)        (37,666)        (72,994)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


   (5,231,232)      9,421,044      (8,733,769)     13,017,431       4,269,932      17,200,053       3,547,125       4,584,789
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

     (322,087)     17,360,267       8,876,330      (4,805,811)     27,800,527      (5,943,487)     21,175,342      (7,488,664)



  106,454,000      89,093,733      64,892,765      69,698,576      81,790,154      87,733,641      38,096,502      45,585,166
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$ 106,131,913   $ 106,454,000   $  73,769,095   $  64,892,765   $ 109,590,681   $  81,790,154   $  59,271,844   $  38,096,502
=============   =============   =============   =============   =============   =============   =============   =============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                               DELAWARE
                                                                                   DELAWARE                    VIP SMALL
                                                                                   VIP REIT                    CAP VALUE
                                                         EMERGING                  SERIES -                    SERIES -
                                                         MARKETS                   STANDARD                    STANDARD
                                                        PORTFOLIO                    CLASS                       CLASS
                                               -------------------------   -------------------------   -------------------------
                                                   2003          2002          2003          2002          2003          2002
                                               -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..............  $    (8,993)  $    (6,962)  $    32,899   $    10,606   $   (18,564)  $   (10,131)
  Realized gain (loss) ......................      (34,891)      (73,960)       56,336        15,999        55,355        62,479
  Change in unrealized gain (loss)
    on investments ..........................      423,480       (58,068)      566,751       (28,125)    1,405,295      (321,291)
                                               -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .............      379,596      (138,990)      655,986        (1,520)    1,442,086      (268,943)
                                               -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .............      128,722       183,844       725,226       515,340       992,974       953,870
  Participant transfers from other
    funding options .........................       99,442       148,008       531,970       926,140       639,958     1,584,060
  Administrative and asset allocation charges          (33)          (10)          (19)          (29)          (46)          (28)
  Contract surrenders .......................     (215,214)     (107,697)     (461,658)     (169,431)     (552,946)     (175,651)
  Participant transfers to other
    funding options .........................      (49,749)     (156,290)     (210,332)     (121,041)     (241,042)     (703,745)
  Other payments to participants ............         (256)           --            --            --          (957)           --
                                               -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......      (37,088)       67,855       585,187     1,150,979       837,941     1,658,506
                                               -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets ...      342,508       (71,135)    1,241,173     1,149,459     2,280,027     1,389,563


NET ASSETS:
    Beginning of year .......................      888,840       959,975     1,747,950       598,491     3,054,089     1,664,526
                                               -----------   -----------   -----------   -----------   -----------   -----------
    End of year .............................  $ 1,231,348   $   888,840   $ 2,989,123   $ 1,747,950   $ 5,334,116   $ 3,054,089
                                               ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                       DREYFUS VIF                 MUTUAL SHARES                 TEMPLETON
        DREYFUS VIF                    DEVELOPING                    SECURITIES                 GLOBAL ASSET
        APPRECIATION                     LEADERS                       FUND -                    ALLOCATION
         PORTFOLIO -                   PORTFOLIO -                    CLASS 2                  FUND - CLASS 1
       INITIAL SHARES                 INITIAL SHARES                   SHARES                      SHARES
---------------------------   ---------------------------   ---------------------------  ---------------------------
    2003           2002           2003           2002           2003           2002          2003           2002
------------   ------------   ------------   ------------   ------------   ------------  ------------   ------------

$     91,487   $     39,824   $   (106,869)  $    (93,823)  $       (611)  $         --  $    134,383   $     76,004
    (381,835)      (640,168)      (425,316)      (444,409)         5,844             --      (101,343)      (312,157)

   3,426,948     (3,017,847)     4,169,422     (2,168,662)        31,785             --     1,984,709       (128,452)
------------   ------------   ------------   ------------   ------------   ------------  ------------   ------------


   3,136,600     (3,618,191)     3,637,237     (2,706,894)        37,018             --     2,017,749       (364,605)
------------   ------------   ------------   ------------   ------------   ------------  ------------   ------------


   2,044,511      2,533,299      2,597,026      3,242,479         16,276             --       533,827        606,739

     482,472      1,194,055      1,394,637      2,962,668        608,760             --       161,175        389,882
         (90)           (80)          (174)          (121)            --             --          (115)          (100)
  (2,842,632)    (2,971,087)    (2,019,934)    (1,545,354)      (151,028)            --      (390,581)      (570,410)

    (549,448)    (1,687,746)    (1,341,882)    (1,685,513)       (16,788)            --      (215,933)      (849,373)
      (4,388)       (54,506)       (15,494)        (2,745)            --             --            --         (5,424)
------------   ------------   ------------   ------------   ------------   ------------  ------------   ------------


    (869,575)      (986,065)       614,179      2,971,414        457,220             --        88,373       (428,686)
------------   ------------   ------------   ------------   ------------   ------------  ------------   ------------

   2,267,025     (4,604,256)     4,251,416        264,520        494,238             --     2,106,122       (793,291)



  15,932,970     20,537,226     11,349,635     11,085,115             --             --     6,471,966      7,265,257
------------   ------------   ------------   ------------   ------------   ------------  ------------   ------------
$ 18,199,995   $ 15,932,970   $ 15,601,051   $ 11,349,635   $    494,238   $         --  $  8,578,088   $  6,471,966
============   ============   ============   ============   ============   ============  ============   ============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                   TEMPLETON
                                                                                    GROWTH
                                                       TEMPLETON                  SECURITIES
                                                     GLOBAL INCOME                  FUND -
                                                   SECURITIES FUND -                CLASS 1                     APPRECIATION
                                                     CLASS 1 SHARES                 SHARES                       PORTFOLIO
                                               ------------------------   ---------------------------   ---------------------------
                                                  2003         2002           2003           2002           2003           2002
                                               ----------  ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..............  $       --  $      3,679   $    145,635   $    295,623   $        153   $      3,031
  Realized gain (loss) ......................          --        47,949       (655,092)      (398,612)           678         (9,469)
  Change in unrealized gain (loss)
    on investments ..........................          --        (8,669)     5,522,790     (3,848,973)       122,986        (31,179)
                                               ----------  ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .............          --        42,959      5,013,333     (3,951,962)       123,817        (37,617)
                                               ----------  ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............          --        28,824      1,361,862      1,536,188        223,465        153,597
  Participant transfers from other
    funding options .........................          --        88,023        608,021        747,398        270,052        236,628
  Administrative and asset allocation charges          --            --            (45)           (37)           (17)           (11)
  Contract surrenders .......................          --       (10,738)    (1,341,996)    (1,398,552)      (197,816)       (59,702)
  Participant transfers to other
    funding options .........................          --      (592,251)      (890,016)    (1,781,766)       (15,737)       (17,195)
  Other payments to participants ............          --            --       (123,391)            --             --             --
                                               ----------  ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......          --      (486,142)      (385,565)      (896,769)       279,947        313,317
                                               ----------  ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets ...          --      (443,183)     4,627,768     (4,848,731)       403,764        275,700


NET ASSETS:
    Beginning of year .......................          --       443,183     16,228,270     21,077,001        351,092         75,392
                                               ----------  ------------   ------------   ------------   ------------   ------------
    End of year .............................  $       --  $         --   $ 20,856,038   $ 16,228,270   $    754,856   $    351,092
                                               ==========  ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

           EQUITY                                                                                   MID CAP
            INDEX                                                    BALANCED                       GROWTH
        PORTFOLIO -                   FUNDAMENTAL                   PORTFOLIO -                   PORTFOLIO -
          CLASS II                       VALUE                        SERVICE                       SERVICE
           SHARES                      PORTFOLIO                      SHARES                        SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
    2003           2002           2003           2002           2003           2002           2003           2002
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

$     37,664   $    148,416   $     (5,124)  $     12,485   $     36,817   $     32,208   $     (4,201)  $     (2,296)
    (258,755)      (237,574)         4,835         21,486         (2,307)        (5,598)        (1,192)        (1,425)

   4,019,448     (3,153,356)     1,111,334       (515,061)       350,971       (174,863)       192,803       (106,307)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   3,798,357     (3,242,514)     1,111,045       (481,090)       385,481       (148,253)       187,410       (110,028)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   2,495,641      2,993,609      1,008,322      1,180,964        952,770        868,917        189,545        172,546

   2,702,811      3,806,327        320,896      1,314,437        226,670        806,490         87,551        156,109
        (480)          (493)           (21)           (11)          (110)           (69)           (45)           (33)
  (2,371,288)    (1,560,814)      (385,952)       (97,188)      (177,252)       (91,973)       (54,837)        (2,985)

    (582,194)      (805,956)       (86,505)      (248,726)      (294,770)      (141,134)      (105,202)        (8,671)
     (31,336)        (3,156)            --             --         (4,813)            --           (550)            --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   2,213,154      4,429,517        856,740      2,149,476        702,495      1,442,231        116,462        316,966
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   6,011,511      1,187,003      1,967,785      1,668,386      1,087,976      1,293,978        303,872        206,938



  12,900,114     11,713,111      2,416,782        748,396      2,485,003      1,191,025        468,762        261,824
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$ 18,911,625   $ 12,900,114   $  4,384,567   $  2,416,782   $  3,572,979   $  2,485,003   $    772,634   $    468,762
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                       WORLDWIDE
                                                         GROWTH                                              TOTAL RETURN
                                                      PORTFOLIO -                                            PORTFOLIO -
                                                        SERVICE                    EQUITY                   ADMINISTRATIVE
                                                         SHARES                   PORTFOLIO                      CLASS
                                               -------------------------   ------------------------   -------------------------
                                                   2003          2002          2003         2002          2003          2002
                                               -----------   -----------   -----------  -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..............  $     1,954   $       415   $        --  $     5,139   $    83,395   $    56,282
  Realized gain (loss) ......................      (31,371)      (12,774)           --     (443,345)       51,064        38,849
  Change in unrealized gain (loss)
    on investments ..........................      329,148      (306,352)           --      174,306        24,565        55,976
                                               -----------   -----------   -----------  -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .............      299,731      (318,711)           --     (263,900)      159,024       151,107
                                               -----------   -----------   -----------  -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .............      323,525       396,419            --      148,658     1,213,136       761,946
  Participant transfers from other
    funding options .........................       68,239       533,374            --       15,472     1,047,336     2,308,290
  Administrative and asset allocation charges          (43)          (34)           --           (4)          (90)          (25)
  Contract surrenders .......................     (179,256)      (37,193)           --       (7,026)     (389,982)     (214,432)
  Participant transfers to other
    funding options .........................     (131,333)     (115,097)           --   (1,440,999)     (925,766)     (244,840)
  Other payments to participants ............           --            --            --           --            --            --
                                               -----------   -----------   -----------  -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......       81,132       777,469            --   (1,283,899)      944,634     2,610,939
                                               -----------   -----------   -----------  -----------   -----------   -----------

    Net increase (decrease) in net assets ...      380,863       458,758            --   (1,547,799)    1,103,658     2,762,046


NET ASSETS:
    Beginning of year .......................    1,184,847       726,089            --    1,547,799     3,147,969       385,923
                                               -----------   -----------   -----------  -----------   -----------   -----------
    End of year .............................  $ 1,565,710   $ 1,184,847   $        --  $        --   $ 4,251,627   $ 3,147,969
                                               ===========   ===========   ===========  ===========   ===========   ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

         PUTNAM VT                     PUTNAM VT                     PUTNAM VT
         DISCOVERY                   INTERNATIONAL                   SMALL CAP
       GROWTH FUND -                 EQUITY FUND -                  VALUE FUND -
          CLASS IB                     CLASS IB                       CLASS IB                      ALL CAP
           SHARES                       SHARES                         SHARES                    FUND - CLASS I
---------------------------   ---------------------------   ---------------------------   ---------------------------
    2003           2002           2003           2002           2003           2002           2003           2002
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

$       (716)  $       (503)  $        662   $       (994)  $     (8,309)  $     (5,971)  $    (43,799)  $    (20,527)
      (6,376)        (1,528)        46,951        (73,219)        12,248        (31,171)       (92,256)       (99,486)

      32,728        (22,643)       357,212        (69,819)       836,904       (265,740)     2,868,317     (1,846,251)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      25,636        (24,674)       404,825       (144,032)       840,843       (302,882)     2,732,262     (1,966,264)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      90,519         33,659        511,409        366,159        582,487        471,305      1,982,401      2,545,275

      19,003         42,490      2,600,266      1,832,186        584,815      1,148,774      1,287,162      1,781,568
          --             --            (14)            (5)            (8)           (14)           (23)           (11)
     (80,265)        (4,189)      (188,399)       (83,864)      (165,641)       (26,358)    (1,417,361)      (703,180)

     (60,013)          (320)    (2,569,309)    (1,321,531)      (373,325)      (323,785)      (714,338)      (771,174)
          --             --             --             --             --             --         (3,720)        (3,190)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     (30,756)        71,640        353,953        792,945        628,328      1,269,922      1,134,121      2,849,288
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      (5,120)        46,966        758,778        648,913      1,469,171        967,040      3,866,383        883,024



      93,656         46,690      1,014,383        365,470      1,358,845        391,805      6,511,915      5,628,891
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$     88,536   $     93,656   $  1,773,161   $  1,014,383   $  2,828,016   $  1,358,845   $ 10,378,298   $  6,511,915
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                    SMALL CAP
                                                       INVESTORS                  GROWTH FUND -               TOTAL RETURN
                                                     FUND - CLASS I                  CLASS I                 FUND - CLASS I
                                               -------------------------   -------------------------   -------------------------
                                                   2003          2002          2003          2002          2003          2002
                                               -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..............  $    18,849   $    11,360   $    (4,251)  $    (2,454)  $     5,597   $     3,905
  Realized gain (loss) ......................      (41,227)      (60,515)       (8,281)      (19,608)        6,884        (4,610)
  Change in unrealized gain (loss)
    on investments ..........................      813,776      (617,198)      281,189      (153,741)       83,415       (48,290)
                                               -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .............      791,398      (666,353)      268,657      (175,803)       95,896       (48,995)
                                               -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .............      627,863       778,872       239,052       221,251        85,250        93,161
  Participant transfers from other
    funding options .........................      191,201       343,502       115,065       307,962        56,618       206,163
  Administrative and asset allocation charges          (94)          (64)           (3)           (3)           (1)           (1)
  Contract surrenders .......................     (409,096)     (376,151)      (39,963)      (28,521)      (49,163)      (19,949)
  Participant transfers to other
    funding options .........................     (172,445)     (208,055)      (77,509)      (65,292)      (19,927)      (60,149)
  Other payments to participants ............           --            --          (327)           --            --            --
                                               -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......      237,429       538,104       236,315       435,397        72,777       219,225
                                               -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets ...    1,028,827      (128,249)      504,972       259,594       168,673       170,230


NET ASSETS:
    Beginning of year .......................    2,346,531     2,474,780       455,551       195,957       599,632       429,402
                                               -----------   -----------   -----------   -----------   -----------   -----------
    End of year .............................  $ 3,375,358   $ 2,346,531   $   960,523   $   455,551   $   768,305   $   599,632
                                               ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                   SMITH BARNEY
                                      PREMIER
                                    SELECTIONS
        SMITH BARNEY                  ALL CAP                 STRONG MULTI                  MONTGOMERY
         LARGE CAP                    GROWTH                    CAP VALUE                VARIABLE SERIES:
       CORE PORTFOLIO                PORTFOLIO                   FUND II                    GROWTH FUND
-------------------------   -------------------------   -------------------------   ------------------------
    2003          2002          2003          2002          2003          2002          2003         2002
-----------   -----------   -----------   -----------   -----------   -----------   -----------  -----------

$      (586)  $        15   $      (514)  $      (348)  $    (6,576)  $    (1,319)  $        --  $    (1,393)
      1,010        (1,893)          259        (2,555)      (13,076)       34,731            --     (215,624)

     33,408       (16,087)       17,890       (12,330)      340,284      (242,605)           --      143,843
-----------   -----------   -----------   -----------   -----------   -----------   -----------  -----------


     33,832       (17,965)       17,635       (15,233)      320,632      (209,193)           --      (73,174)
-----------   -----------   -----------   -----------   -----------   -----------   -----------  -----------


     92,318        66,482        21,578        17,370       224,368       297,452            --       32,421

     21,558        55,985        21,485        10,070        53,773       399,385            --       11,539
        (12)           (6)           --            --            (9)           (8)           --           --
    (23,485)      (15,719)      (15,199)       (3,335)     (159,331)      (21,808)           --       (7,037)

    (14,053)       (5,560)      (10,082)       (4,169)      (94,581)     (111,909)           --     (274,172)
         --            --            --            --            --            --            --           --
-----------   -----------   -----------   -----------   -----------   -----------   -----------  -----------


     76,326       101,182        17,782        19,936        24,220       563,112            --     (237,249)
-----------   -----------   -----------   -----------   -----------   -----------   -----------  -----------

    110,158        83,217        35,417         4,703       344,852       353,919            --     (310,423)



    114,998        31,781        44,300        39,597       793,631       439,712            --      310,423
-----------   -----------   -----------   -----------   -----------   -----------   -----------  -----------
$   225,156   $   114,998   $    79,717   $    44,300   $ 1,138,483   $   793,631   $        --  $        --
===========   ===========   ===========   ===========   ===========   ===========   ===========  ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                   DISCIPLINED
                                                      CONVERTIBLE                    MID CAP                       EQUITY
                                                      SECURITIES                      STOCK                        INCOME
                                                       PORTFOLIO                    PORTFOLIO                    PORTFOLIO
                                               ------------------------   ---------------------------   ---------------------------
                                                  2003          2002          2003           2002           2003           2002
                                               ----------   -----------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..............  $    6,196   $    12,435   $    (29,906)  $     (7,758)  $     12,237   $     49,861
  Realized gain (loss) ......................        (867)      (33,475)       (45,585)       (92,176)       (89,914)      (293,589)
  Change in unrealized gain (loss)
    on investments ..........................      35,933        (8,035)     2,143,923       (775,772)     5,131,920     (2,560,520)
                                               ----------   -----------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .............      41,262       (29,075)     2,068,432       (875,706)     5,054,243     (2,804,248)
                                               ----------   -----------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............      13,888        18,698      1,577,441      1,515,433      2,327,822      3,015,275
  Participant transfers from other
    funding options .........................     101,838       137,326      1,792,501      2,939,728      1,480,959      3,436,320
  Administrative and asset allocation charges          --            --           (191)          (137)          (298)          (305)
  Contract surrenders .......................      (4,142)       (6,848)      (831,633)      (588,066)    (3,419,000)    (3,040,612)
  Participant transfers to other
    funding options .........................      (7,508)     (198,227)      (868,793)    (1,408,056)      (789,415)    (1,131,323)
  Other payments to participants ............          --            --         (7,357)        (1,878)        (1,579)       (29,226)
                                               ----------   -----------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......     104,076       (49,051)     1,661,968      2,457,024       (401,511)     2,250,129
                                               ----------   -----------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets ...     145,338       (78,126)     3,730,400      1,581,318      4,652,732       (554,119)


NET ASSETS:
    Beginning of year .......................     137,439       215,565      5,556,616      3,975,298     16,925,803     17,479,922
                                               ----------   -----------   ------------   ------------   ------------   ------------
    End of year .............................  $  282,777   $   137,439   $  9,287,016   $  5,556,616   $ 21,578,535   $ 16,925,803
                                               ==========   ===========   ============   ============   ============   ============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                     LAZARD
         FEDERATED                      FEDERATED                                                INTERNATIONAL
         HIGH YIELD                       STOCK                      LARGE CAP                       STOCK
         PORTFOLIO                      PORTFOLIO                    PORTFOLIO                     PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
    2003           2002           2003           2002           2003           2002           2003           2002
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

$     19,557   $     44,196   $     21,196   $     69,216   $    (68,191)  $    (58,539)  $     17,159   $     22,477
      (5,340)       (26,935)      (103,521)       (57,647)      (678,233)      (934,416)      (141,832)      (153,359)

      40,501        (13,561)       895,425       (747,028)     3,978,370     (3,296,122)       561,535       (130,545)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      54,718          3,700        813,100       (735,459)     3,231,946     (4,289,077)       436,862       (261,427)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      33,096         82,026        452,177        661,183      2,106,438      2,907,446        258,118        386,882

      20,888            109        129,983        857,801        569,476      1,157,914        158,367        189,595
          --             --             (4)            (5)          (115)          (146)           (16)            (6)
     (27,829)      (101,333)      (655,397)      (353,039)    (2,353,743)    (2,130,495)      (450,779)      (379,462)

      (4,423)        (3,894)      (214,387)      (168,113)      (517,289)    (1,296,226)       (82,054)      (112,966)
          --             --           (579)            --         (4,222)       (24,620)            --         (1,485)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      21,732        (23,092)      (288,207)       997,827       (199,455)       613,873       (116,364)        82,558
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      76,450        (19,392)       524,893        262,368      3,032,491     (3,675,204)       320,498       (178,869)



     250,399        269,791      3,280,959      3,018,591     13,621,674     17,296,878      1,607,910      1,786,779
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    326,849   $    250,399   $  3,805,852   $  3,280,959   $ 16,654,165   $ 13,621,674   $  1,928,408   $  1,607,910
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                       MFS                       MFS
                                                     MERRILL LYNCH                  EMERGING                   MID CAP
                                                        LARGE CAP                    GROWTH                     GROWTH
                                                     CORE PORTFOLIO                 PORTFOLIO                 PORTFOLIO
                                               -------------------------   -------------------------   -------------------------
                                                   2003          2002          2003          2002          2003          2002
                                               -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..............  $    (1,738)  $    (3,446)  $      (618)  $      (262)  $   (44,178)  $   (43,596)
  Realized gain (loss) ......................     (108,902)     (207,149)         (551)       (1,108)     (705,889)     (653,428)
  Change in unrealized gain (loss)
    on investments ..........................      325,266      (198,173)       19,022        (9,791)    2,293,749    (2,962,695)
                                               -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .............      214,626      (408,768)       17,853       (11,161)    1,543,682    (3,659,719)
                                               -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .............      183,584       347,207        46,412        28,260     1,169,099     1,777,241
  Participant transfers from other
    funding options .........................       10,838        81,123        17,507        13,777       389,307       460,212
  Administrative and asset allocation charges          (15)          (12)           (4)           (2)          (68)          (52)
  Contract surrenders .......................     (268,959)     (339,396)         (439)         (698)   (1,076,211)     (759,631)
  Participant transfers to other
    funding options .........................      (31,602)     (142,259)       (3,972)       (4,272)     (285,730)     (512,882)
  Other payments to participants ............         (383)       (1,931)           --            --        (4,256)           --
                                               -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......     (106,537)      (55,268)       59,504        37,065       192,141       964,888
                                               -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets ...      108,089      (464,036)       77,357        25,904     1,735,823    (2,694,831)


NET ASSETS:
    Beginning of year .......................    1,059,495     1,523,531        43,110        17,206     4,116,267     6,811,098
                                               -----------   -----------   -----------   -----------   -----------   -----------
    End of year .............................  $ 1,167,584   $ 1,059,495   $   120,467   $    43,110   $ 5,852,090   $ 4,116,267
                                               ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                         SOCIAL                      TRAVELERS                       U.S.
          PIONEER                       AWARENESS                     QUALITY                     GOVERNMENT
            FUND                          STOCK                        BOND                       SECURITIES
         PORTFOLIO                      PORTFOLIO                    PORTFOLIO                    PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
    2003           2002           2003           2002           2003           2002           2003           2002
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

$     19,230   $    191,275   $    (31,121)  $       (212)  $    231,429   $    380,541   $    492,671   $    594,914
    (230,869)      (420,824)      (425,591)      (441,303)        49,140        107,035        304,392        175,917

     825,130       (991,544)     2,759,789     (2,424,110)        80,196       (207,071)      (601,088)       229,691
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     613,491     (1,221,093)     2,303,077     (2,865,625)       360,765        280,505        195,975      1,000,522
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     582,763        907,001      1,389,399      1,829,199        843,233      1,127,732      2,809,318      2,234,934

     127,802        416,691        903,901        884,219        722,864      1,522,573      2,461,538      6,431,315
         (66)           (66)           (75)           (87)           (56)           (43)          (188)          (136)
    (396,115)      (440,425)    (1,739,042)    (1,119,340)    (1,232,983)      (916,344)    (2,071,752)    (1,401,552)

    (232,024)      (800,335)    (1,035,930)    (1,330,212)      (851,321)      (867,285)    (3,040,331)    (3,046,690)
      (1,685)          (843)        (8,875)       (13,575)        (5,443)        (1,276)            --           (480)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      80,675         82,023       (490,622)       250,204       (523,706)       865,357        158,585      4,217,391
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     694,166     (1,139,070)     1,812,455     (2,615,421)      (162,941)     1,145,862        354,560      5,217,913



   2,638,991      3,778,061      8,297,709     10,913,130      6,047,116      4,901,254     11,348,927      6,131,014
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  3,333,157   $  2,638,991   $ 10,110,164   $  8,297,709   $  5,884,175   $  6,047,116   $ 11,703,487   $ 11,348,927
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                                 PIONEER
                                                      AIM CAPITAL                      MFS                      STRATEGIC
                                                      APPRECIATION                 TOTAL RETURN                   INCOME
                                                       PORTFOLIO                    PORTFOLIO                   PORTFOLIO
                                               -------------------------   ---------------------------   --------------------------
                                                   2003          2002           2003           2002          2003           2002
                                               -----------   -----------   ------------   ------------   -----------   ------------
OPERATIONS:
  Net investment income (loss) ..............  $   (14,867)  $    (6,539)  $    309,889   $    959,376   $   177,813   $    386,059
  Realized gain (loss) ......................       13,988        (5,453)      (147,713)       548,778       (25,707)       (42,369)
  Change in unrealized gain (loss)
    on investments ..........................      449,071       (79,054)     2,862,370     (2,558,801)      191,496       (260,959)
                                               -----------   -----------   ------------   ------------   -----------   ------------

    Net increase (decrease) in net assets
      resulting from operations .............      448,192       (91,046)     3,024,546     (1,050,647)      343,602         82,731
                                               -----------   -----------   ------------   ------------   -----------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............      307,457       171,235      3,689,383      4,031,758       221,363        291,875
  Participant transfers from other
    funding options .........................       53,137     1,717,685      1,861,679      5,268,490       295,684        514,304
  Administrative and asset allocation charges          (40)          (38)          (225)          (197)           (4)            (2)
  Contract surrenders .......................     (285,065)     (106,743)    (3,137,938)    (1,723,570)     (191,741)      (444,462)
  Participant transfers to other
    funding options .........................      (28,806)     (193,386)    (1,465,271)    (1,980,684)     (147,426)      (478,679)
  Other payments to participants ............         (703)           --           (329)        (1,039)           --         (4,630)
                                               -----------   -----------   ------------   ------------   -----------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......       45,980     1,588,753        947,299      5,594,758       177,876       (121,594)
                                               -----------   -----------   ------------   ------------   -----------   ------------

    Net increase (decrease) in net assets ...      494,172     1,497,707      3,971,845      4,544,111       521,478        (38,863)


NET ASSETS:
    Beginning of year .......................    1,533,465        35,758     18,717,465     14,173,354     1,755,660      1,794,523
                                               -----------   -----------   ------------   ------------   -----------   ------------
    End of year .............................  $ 2,027,637   $ 1,533,465   $ 22,689,310   $ 18,717,465   $ 2,277,138   $  1,755,660
                                               ===========   ===========   ============   ============   ===========   ============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                       SMITH BARNEY
      SB ADJUSTABLE               SMITH BARNEY                                         INTERNATIONAL
       RATE INCOME                 AGGRESSIVE               SMITH BARNEY                  ALL CAP
       PORTFOLIO -                   GROWTH                  HIGH INCOME                   GROWTH
     CLASS I SHARES                PORTFOLIO                  PORTFOLIO                   PORTFOLIO
------------------------  -------------------------   -------------------------   -------------------------
    2003         2002         2003          2002          2003          2002          2003          2002
-----------  -----------  -----------   -----------   -----------   -----------   -----------   -----------

$         1  $        --  $   (37,535)  $   (19,430)  $   101,013   $   269,974   $     7,889   $     6,287
         --           --      (48,412)      (55,696)      (25,708)     (260,821)     (849,082)   (1,188,611)

         --           --    1,437,954      (812,012)      242,384       (81,635)    1,853,887      (163,369)
-----------  -----------  -----------   -----------   -----------   -----------   -----------   -----------


          1           --    1,352,007      (887,138)      317,689       (72,482)    1,012,694    (1,345,693)
-----------  -----------  -----------   -----------   -----------   -----------   -----------   -----------


      1,000           --    1,753,123     1,576,978       199,520       170,780       627,044       964,956

         --           --    1,059,525     1,993,609       334,294     1,115,505     2,970,363     2,339,012
         --           --          (41)          (25)          (18)          (18)          (87)         (115)
         --           --     (891,045)     (270,582)     (274,180)     (258,245)     (869,711)     (674,029)

         --           --     (199,273)     (457,025)      (59,964)   (1,078,426)   (2,953,424)   (2,578,530)
         --           --       (1,233)           --            --            --        (7,588)       (1,124)
-----------  -----------  -----------   -----------   -----------   -----------   -----------   -----------


      1,000           --    1,721,056     2,842,955       199,652       (50,404)     (233,403)       50,170
-----------  -----------  -----------   -----------   -----------   -----------   -----------   -----------

      1,001           --    3,073,063     1,955,817       517,341      (122,886)      779,291    (1,295,523)



         --           --    3,272,036     1,316,219     1,122,881     1,245,767     3,810,747     5,106,270
-----------  -----------  -----------   -----------   -----------   -----------   -----------   -----------
$     1,001  $        --  $ 6,345,099   $ 3,272,036   $ 1,640,222   $ 1,122,881   $ 4,590,038   $ 3,810,747
===========  ===========  ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                  SMITH BARNEY
                                                                                      LARGE                   SMITH BARNEY
                                                      SMITH BARNEY               CAPITALIZATION                   MONEY
                                                        LARGE CAP                     GROWTH                     MARKET
                                                     VALUE PORTFOLIO                PORTFOLIO                   PORTFOLIO
                                               -------------------------   -------------------------   -------------------------
                                                   2003          2002          2003          2002          2003          2002
                                               -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..............  $    73,034   $   231,366   $   (47,535)  $   (26,297)  $   (16,518)  $    16,174
  Realized gain (loss) ......................     (323,392)     (296,505)     (126,904)     (253,938)           --            --
  Change in unrealized gain (loss)
    on investments ..........................    1,893,812    (2,011,058)    2,289,133    (1,263,950)           --            --
                                               -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .............    1,643,454    (2,076,197)    2,114,694    (1,544,185)      (16,518)       16,174
                                               -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .............      904,223     1,311,667       941,950       975,595       929,042       940,382
  Participant transfers from other
    funding options .........................      755,717       593,354       950,393       348,122     7,491,128     8,435,044
  Administrative and asset allocation charges          (27)          (42)          (37)          (16)          (60)         (100)
  Contract surrenders .......................     (631,811)     (806,061)   (1,443,579)     (818,626)   (1,937,129)   (1,580,091)
  Participant transfers to other
    funding options .........................     (738,809)     (697,168)     (126,361)     (353,608)   (7,165,518)   (7,377,829)
  Other payments to participants ............           --            --        (4,918)      (21,261)           --       (10,330)
                                               -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......      289,293       401,750       317,448       130,206      (682,537)      407,076
                                               -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets ...    1,932,747    (1,674,447)    2,432,142    (1,413,979)     (699,055)      423,250


NET ASSETS:
    Beginning of year .......................    6,206,718     7,881,165     4,413,773     5,827,752     5,876,083     5,452,833
                                               -----------   -----------   -----------   -----------   -----------   -----------
    End of year .............................  $ 8,139,465   $ 6,206,718   $ 6,845,915   $ 4,413,773   $ 5,177,028   $ 5,876,083
                                               ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                     EMERGING
                                        COMSTOCK                      GROWTH                     ENTERPRISE
         STRATEGIC                     PORTFOLIO -                  PORTFOLIO -                  PORTFOLIO -
           EQUITY                       CLASS II                     CLASS II                     CLASS II
         PORTFOLIO                       SHARES                       SHARES                       SHARES
---------------------------   ---------------------------  ---------------------------   ---------------------------
    2003           2002           2003           2002          2003           2002           2003           2002
------------   ------------   ------------   ------------  ------------   ------------   ------------   ------------

$   (328,392)  $   (104,831)  $       (230)  $         --  $     (2,778)  $     (1,374)  $       (619)  $       (649)
  (3,253,116)    (4,665,600)            43             --        (5,717)       (13,298)        (1,971)        (8,021)

  14,361,212    (14,267,164)        14,626             --        89,347        (54,946)        22,693        (17,783)
------------   ------------   ------------   ------------  ------------   ------------   ------------   ------------


  10,779,704    (19,037,595)        14,439             --        80,852        (69,618)        20,103        (26,453)
------------   ------------   ------------   ------------  ------------   ------------   ------------   ------------


   4,411,880      6,802,283          6,261             --       177,274        121,603         28,977         27,314

     961,792      1,556,090        134,659             --        47,815        187,588         25,677         79,601
        (341)          (353)            --             --           (21)           (19)           (16)            (9)
  (5,417,930)    (4,898,503)            --             --       (88,286)       (16,413)       (12,074)          (188)

  (1,740,519)    (5,031,319)            --             --       (28,296)       (47,109)       (27,135)       (32,935)
     (73,078)       (43,303)            --             --            --             --             --             --
------------   ------------   ------------   ------------  ------------   ------------   ------------   ------------


  (1,858,196)    (1,615,105)       140,920             --       108,486        245,650         15,429         73,783
------------   ------------   ------------   ------------  ------------   ------------   ------------   ------------

   8,921,508    (20,652,700)       155,359             --       189,338        176,032         35,532         47,330



  34,911,460     55,564,160             --             --       243,462         67,430         61,289         13,959
------------   ------------   ------------   ------------  ------------   ------------   ------------   ------------
$ 43,832,968   $ 34,911,460   $    155,359   $         --  $    432,800   $    243,462   $     96,821   $     61,289
============   ============   ============   ============  ============   ============   ============   ============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                      SMITH BARNEY
                                                       SMALL CAP                   EQUITY -
                                                         GROWTH                     INCOME                        GROWTH
                                                     OPPORTUNITIES                PORTFOLIO -                   PORTFOLIO -
                                                       PORTFOLIO                 INITIAL CLASS                INITIAL CLASS
                                               ------------------------   ---------------------------   ---------------------------
                                                  2003          2002          2003           2002           2003           2002
                                               ----------   -----------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..............  $   (2,158)  $      (784)  $    198,371   $    220,480   $   (197,612)  $   (221,623)
  Realized gain (loss) ......................        (354)         (602)      (571,742)      (295,741)    (2,245,207)    (4,219,485)
  Change in unrealized gain (loss)
    on investments ..........................     114,304       (32,267)     5,989,560     (4,606,827)    11,936,328     (9,815,683)
                                               ----------   -----------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .............     111,792       (33,653)     5,616,189     (4,682,088)     9,493,509    (14,256,791)
                                               ----------   -----------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............     107,985        70,630      1,725,087      2,125,694      3,014,074      3,973,184
  Participant transfers from other
    funding options .........................      48,492       145,675        676,121      1,042,092      1,269,537        673,604
  Administrative and asset allocation charges          (2)           --           (215)          (200)          (136)          (148)
  Contract surrenders .......................     (18,973)       (3,394)    (2,171,713)    (2,441,583)    (2,615,262)    (3,476,562)
  Participant transfers to other
    funding options .........................     (34,855)      (16,473)      (999,395)    (2,823,121)    (1,661,012)    (3,977,182)
  Other payments to participants ............      (1,333)           --        (35,199)       (20,555)       (61,701)       (89,468)
                                               ----------   -----------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......     101,314       196,438       (805,314)    (2,117,673)       (54,500)    (2,896,572)
                                               ----------   -----------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets ...     213,106       162,785      4,810,875     (6,799,761)     9,439,009    (17,153,363)


NET ASSETS:
    Beginning of year .......................     237,238        74,453     20,059,367     26,859,128     30,326,405     47,479,768
                                               ----------   -----------   ------------   ------------   ------------   ------------
    End of year .............................  $  450,344   $   237,238   $ 24,870,242   $ 20,059,367   $ 39,765,414   $ 30,326,405
                                               ==========   ===========   ============   ============   ============   ============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                     DYNAMIC
                                                                                                     CAPITAL
                                         ASSET                                                    APPRECIATION
         HIGH INCOME                    MANAGER                     CONTRAFUND(R)                  PORTFOLIO -
          PORTFOLIO -                 PORTFOLIO -                    PORTFOLIO -                     SERVICE
        INITIAL CLASS                INITIAL CLASS                 SERVICE CLASS 2                   CLASS 2
---------------------------   ---------------------------   ---------------------------   ---------------------------
    2003           2002           2003           2002           2003           2002           2003           2002
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

$    151,861   $    225,479   $    333,520   $    434,872   $    (23,168)  $     (2,983)  $     (1,246)  $       (383)
    (122,748)      (278,438)      (287,264)      (617,673)         2,763        (18,225)         2,180         (6,737)

     522,202        101,220      1,889,271     (1,211,200)     1,275,653       (239,387)        31,738         (7,081)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     551,315         48,261      1,935,527     (1,394,001)     1,255,248       (260,595)        32,672        (14,201)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     196,106        233,101        585,485        758,216        847,059        625,145         38,649         38,476

     126,992         83,176        108,553         67,271      1,371,427      2,134,571         24,071        157,600
         (12)           (14)           (61)           (50)           (50)            (8)            --             --
    (225,223)      (258,535)      (999,926)    (1,408,517)      (319,258)      (149,137)       (13,227)       (33,083)

    (160,269)      (287,711)      (368,011)    (1,236,053)      (316,376)      (135,111)       (11,220)       (51,542)
          --             --         (4,628)       (26,462)            --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     (62,406)      (229,983)      (678,588)    (1,845,595)     1,582,802      2,475,460         38,273        111,451
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     488,909       (181,722)     1,256,939     (3,239,596)     2,838,050      2,214,865         70,945         97,250



   2,144,976      2,326,698     11,865,901     15,105,497      3,676,662      1,461,797        109,721         12,471
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  2,633,885   $  2,144,976   $ 13,122,840   $ 11,865,901   $  6,514,712   $  3,676,662   $    180,666   $    109,721
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                           MID CAP
                                                         PORTFOLIO -
                                                       SERVICE CLASS 2                   COMBINED
                                               -----------------------------   -----------------------------
                                                    2003            2002            2003            2002
                                               -------------   -------------   -------------   -------------
OPERATIONS:
  Net investment income (loss) ..............  $     (11,215)  $      (2,918)  $   5,227,153   $  10,342,502
  Realized gain (loss) ......................         20,423         (10,163)    (30,726,471)    (30,539,982)
  Change in unrealized gain (loss)
    on investments ..........................        766,437         (88,860)    202,320,153    (136,731,392)
                                               -------------   -------------   -------------   -------------

    Net increase (decrease) in net assets
      resulting from operations .............        775,645        (101,941)    176,820,835    (156,928,872)
                                               -------------   -------------   -------------   -------------

UNIT TRANSACTIONS:
  Participant purchase payments .............        824,009         304,170     133,370,622     178,669,839
  Participant transfers from other
    funding options .........................        833,599       1,031,578     113,927,654     147,544,267
  Administrative and asset allocation charges            (53)            (11)     (2,344,226)     (2,645,033)
  Contract surrenders .......................       (229,513)        (82,059)   (144,672,574)   (105,515,485)
  Participant transfers to other
    funding options .........................       (170,871)       (117,676)    (97,398,262)   (127,241,030)
  Other payments to participants ............             --              --        (747,509)     (1,030,585)
                                               -------------   -------------   -------------   -------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......      1,257,171       1,136,002       2,135,705      89,781,973
                                               -------------   -------------   -------------   -------------

    Net increase (decrease) in net assets ...      2,032,816       1,034,061     178,956,540     (67,146,899)


NET ASSETS:
    Beginning of year .......................      1,303,500         269,439     741,344,903     808,491,802
                                               -------------   -------------   -------------   -------------
    End of year .............................  $   3,336,316   $   1,303,500   $ 920,301,443   $ 741,344,903
                                               =============   =============   =============   =============

                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Travelers Separate Account QP for Variable Annuities ("Separate Account QP") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. Separate Account QP is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Fund QP is comprised of the Gold Track and Gold Track Select products.

Participant purchase payments applied to Separate Account QP are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2003, the investments comprising Separate Account QP were:

     Capital Appreciation Fund, Massachusetts business trust, Affiliate of The
       Company
     Dreyfus Stock Index Fund - Initial Shares, (Formerly Dreyfus Stock Index
       Fund) Maryland business trust
     High Yield Bond Trust, Massachusetts business trust, Affiliate of The
       Company
     Managed Assets Trust, Massachusetts business trust, Affiliate of The
       Company
     Money Market Portfolio, Massachusetts business trust, Affiliate of The
       Company
     AIM Variable Insurance Funds, Inc., Delaware business trust
         AIM V.I. Premier Equity Fund - Series I
     CitiStreet Funds, Inc., Massachusetts business trust, Affiliate of The
       Company
         CitiStreet Diversified Bond Fund - Class I
         CitiStreet International Stock Fund - Class I
         CitiStreet Large Company Stock Fund - Class I
         CitiStreet Small Company Stock Fund - Class I
     Credit Suisse Trust, Massachusetts business trust
         Emerging Markets Portfolio
     Delaware VIP Trust, Maryland business trust
         Delaware VIP REIT Series - Standard Class
         Delaware VIP Small Cap Value Series - Standard Class
     Dreyfus Variable Investment Fund, Maryland business trust
         Dreyfus VIF Appreciation Portfolio - Initial Shares (Formerly
           Appreciation Portfolio - Initial Shares)
         Dreyfus VIF Developing Leaders Portfolio - Initial Shares (Formerly
           Small Cap Portfolio - Initial Shares)
     Franklin Templeton Variable Insurance Products Trust, Massachusetts
       business trust
         Mutual Shares Securities Fund - Class 2 Shares
         Templeton Global Asset Allocation Fund - Class 1 Shares
         Templeton Growth Securities Fund - Class 1 Shares
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Appreciation Portfolio
         Equity Index Portfolio - Class II Shares
         Fundamental Value Portfolio
     Janus Aspen Series, Delaware business trust
         Balanced Portfolio - Service Shares
         Mid Cap Growth Portfolio - Service Shares (Formerly Aggressive Growth
           Portfolio - Service Shares)
         Worldwide Growth Portfolio - Service Shares
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Total Return Portfolio - Administrative Class
     Putnam Variable Trust, Massachusetts business trust
         Putnam VT Discovery Growth Fund - Class IB Shares (Formerly Putnam VT
           Voyager II Fund - Class IB Shares)
         Putnam VT International Equity Fund - Class IB Shares (Formerly Putnam
           VT International Growth Fund - Class IB Shares)
         Putnam VT Small Cap Value Fund - Class IB Shares
     Salomon Brothers Variable Series Funds Inc., Maryland business trust,
       Affiliate of The Company
         All Cap Fund - Class I (Formerly Capital Fund - Class I)
         Investors Fund - Class I
         Small Cap Growth Fund - Class I
         Total Return Fund - Class I
     Smith Barney Investment Series, Massachusetts business trust, Affiliate of
       The Company
         Smith Barney Large Cap Core Portfolio
         Smith Barney Premier Selections All Cap Growth Portfolio

     Strong Variable Insurance Funds, Inc., Wisconsin business trust
         Strong Multi Cap Value Fund II
     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         Convertible Securities Portfolio
         Disciplined Mid Cap Stock Portfolio
         Equity Income Portfolio
         Federated High Yield Portfolio
         Federated Stock Portfolio
         Large Cap Portfolio
         Lazard International Stock Portfolio
         Merrill Lynch Large Cap Core Portfolio (Formerly MFS Research
           Portfolio)
         MFS Emerging Growth Portfolio
         MFS Mid Cap Growth Portfolio
         Pioneer Fund Portfolio (Formerly Utilities Portfolio)
         Social Awareness Stock Portfolio
         Travelers Quality Bond Portfolio
         U.S. Government Securities Portfolio
     Travelers Series Fund Inc., Maryland business trust, Affiliate of The
       Company
         AIM Capital Appreciation Portfolio
         MFS Total Return Portfolio
         Pioneer Strategic Income Portfolio (Formerly Putnam Diversified Income
           Portfolio)
         SB Adjustable Rate Income Portfolio - Class I Shares
         Smith Barney Aggressive Growth Portfolio
         Smith Barney High Income Portfolio
         Smith Barney International All Cap Growth Portfolio
         Smith Barney Large Cap Value Portfolio
         Smith Barney Large Capitalization Growth Portfolio
         Smith Barney Money Market Portfolio
         Strategic Equity Portfolio (Formerly Alliance Growth Portfolio)
     Van Kampen Life Investment Trust, Delaware business trust
         Comstock Portfolio - Class II Shares
         Emerging Growth Portfolio - Class II Shares
         Enterprise Portfolio - Class II Shares
     Variable Annuity Portfolios, Massachusetts business trust, Affiliate of The
       Company
         Smith Barney Small Cap Growth Opportunities Portfolio
     Variable Insurance Products Fund, Massachusetts business trust
         Equity - Income Portfolio - Initial Class
         Growth Portfolio - Initial Class
         High Income Portfolio - Initial Class
     Variable Insurance Products Fund II, Massachusetts business trust
         Asset Manager Portfolio - Initial Class
         Contrafund(R) Portfolio - Service Class 2
     Variable Insurance Products Fund III, Massachusetts business trust
         Dynamic Capital Appreciation Portfolio - Service Class 2
         Mid Cap Portfolio - Service Class 2

Not all funds may be available in all states or to all contract owners.

On July 12, 2002, AIM Capital Appreciation Portfolio of the Travelers Series Fund Inc. was substituted in place of Montgomery Variable Series: Growth Fund of the Montgomery Fund III and Equity Portfolio of the OCC Accumulation Trust, which are no longer available as funding options in this Separate Account.

On July 12, 2002, U.S. Government Securities Portfolio of the Travelers Series Trust was substituted in place of Templeton Global Income Securities Fund - Class I of the Franklin Templeton Variable Insurance Products Trust, which is no longer available as funding options in this Separate Account.

The following is a summary of significant accounting policies consistently followed by Separate Account QP in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES. The operations of Separate Account QP form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account QP. Separate Account QP is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. In 2001, Separate Account QP adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide for Investment Companies ("AICPA Guide"). The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $144,080,415 and $136,404,308 respectively, for the year ended December 31, 2003. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $1,047,678,332 at December 31, 2003. Gross unrealized appreciation for all investments at December 31, 2003 was $19,501,820. Gross unrealized depreciation for all investments at December 31, 2003 was $146,775,202.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

-     Mortality and Expense Risks assumed by The Company (M&E)
-     Administrative fees paid for administrative expenses (ADM)

On the following page is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option.

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                        QP
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Asset-based Charges
                                                                                 ---------------------------------------------------
      Separate Account Charge (1)                                                                                   Total
       (as identified in Note 4)        Product                                   M&E          ADM                 Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 0.60%           Gold Track                               0.60%                              0.60%
                                        Gold Track Select                        0.60%                              0.60%

Separate Account Charge 0.80%           Gold Track                               0.80%                              0.80%
                                        Gold Track Select                        0.80%                              0.80%

Separate Account Charge 0.90%           Gold Track Select                        0.90%                              0.90%

Separate Account Charge 0.95%           Gold Track                               0.95%                              0.95%

Separate Account Charge 1.15%           Gold Track                               1.15%                              1.15%
                                        Gold Track Select                        1.15%                              1.15%

Separate Account Charge 1.30%           Gold Track                               1.20%        0.10%                 1.30%
                                        Gold Track Select                        1.20%        0.10%                 1.30%

------------------------------------------------------------------------------------------------------------------------------------
(1)   Certain accumulation and annuity unit values displayed in Note 4 may not be available through certain sub-accounts.  If a unit value has no assets and units across all sub-accounts  within the Separate Account,  it will not be displayed in Note 4. These charges are negotiated on an individual contract basis.
------------------------------------------------------------------------------------------------------------------------------------

No sales charge is deducted from participant purchase payments when they are received. However, as negotiated, The Company will deduct either a surrender charge or a contingent deferred sales charge, assessed through the redemption of units, as displayed below.

----------------------------------------------------------------------------------------------------------------------
Product                                 Charge (as a percentage of the amount withdrawn)
----------------------------------------------------------------------------------------------------------------------
                                        CONTINGENT DEFERRED SALES
Gold Track                                 5% for 5 years from the date the purchase payment is made and 0% thereafter
Gold Track Select                          N/A

                                        SURRENDER CHARGE
Gold Track                                 Up to 5% decreasing to 0% in years 9 and later
Gold Track Select                          Up to 5% decreasing to 0% in years 9 and later
----------------------------------------------------------------------------------------------------------------------

If the Variable Liquidity Benefit is selected, a surrender charge is assessed through the redemption of units in the annuity phase, as a percentage of the amount withdrawn. The charge is displayed below.

--------------------------------------------------------------------------------
Product                           Variable Liquidity Charge
--------------------------------------------------------------------------------

Gold Track                        Up to 5% decreasing to 0% in years 9 and later
Gold Track Select                 Up to 5% decreasing to 0% in years 9 and later

--------------------------------------------------------------------------------

For certain contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial periods) is assessed through the redemption of units, and paid to The Company to cover administrative charges.

Contract surrender payments include $399,731 and $664,932 of contingent deferred sales and surrender charges for the years ended December 31,2003 and 2002, respectively. These charges are included in contract surrenders and other payments to participants on the Statement of Changes in Net Assets.

Participants in CitiStreet Funds Inc. ("The Funds"), may elect to enter into a separate asset allocation advisory agreement with CitiStreet Financial Services LLC ("CitiStreet"), an affiliate of The Company. Under this arrangement, CitiStreet provides asset allocation advice and charges participants an annual fee, plus a one-time set-up fee of $30. The annual fee, which decreases as a participant's assets in the Funds increase, is equivalent to an amount of up to 1.25% of the participant's assets in the Funds. These fees totaled $2,336,783 and $2,638,417 for the years ended December 31, 2003 and 2002, respectively.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4. NET CONTRACT OWNERS' EQUITY

                                                                                       DECEMBER 31, 2003
                                                        ---------------------------------------------------------------------------

                                                         ACCUMULATION       ANNUITY       UNIT        ACCUMULATION        ANNUITY
                                                            UNITS            UNITS       VALUE         NET ASSETS        NET ASSETS
                                                        --------------     ---------    -------       -------------     -----------
Capital Appreciation Fund
    Separate Account Charges 0.60% .................         3,314,906            --    $ 1.668       $   5,530,407       $      --
    Separate Account Charges 0.80% .................        26,177,513            --      1.644          43,045,892              --
    Separate Account Charges 0.90% .................         7,759,611            --      1.633          12,667,933              --
    Separate Account Charges 0.95% .................         2,010,856            --      1.627           3,270,941              --
    Separate Account Charges 1.15% .................         1,800,543            --      1.603           2,886,797              --
    Separate Account Charges 1.30% .................         2,197,793            --      1.586           3,485,651              --

Dreyfus Stock Index Fund - Initial Shares
    Separate Account Charges 0.60% .................           520,081            --      1.687             877,368              --
    Separate Account Charges 0.80% .................         9,686,750            --      1.663          16,106,124              --
    Separate Account Charges 0.90% .................                --            --      1.651                  --              --
    Separate Account Charges 0.95% .................         2,100,032            --      1.645           3,453,956              --
    Separate Account Charges 1.15% .................           799,701            --      1.621           1,296,349              --
    Separate Account Charges 1.30% .................         1,886,932            --      1.604           3,025,709              --

High Yield Bond Trust
    Separate Account Charges 0.60% .................           500,771            --      1.917             960,217              --
    Separate Account Charges 0.80% .................         1,476,033            --      1.890           2,789,746              --
    Separate Account Charges 0.90% .................         1,347,717            --      1.876           2,528,743              --
    Separate Account Charges 0.95% .................            43,956            --      1.870              82,178              --
    Separate Account Charges 1.15% .................           249,343            --      1.843             459,479              --
    Separate Account Charges 1.30% .................           110,217            --      1.823             200,912              --

Managed Assets Trust
    Separate Account Charges 0.60% .................         3,384,161            --      1.753           5,931,805              --
    Separate Account Charges 0.80% .................         6,433,587            --      1.728          11,114,981              --
    Separate Account Charges 0.90% .................        10,487,685            --      1.715          17,988,530              --
    Separate Account Charges 0.95% .................           576,803            --      1.709             985,773              --
    Separate Account Charges 1.15% .................         1,016,680            --      1.684           1,712,604              --
    Separate Account Charges 1.30% .................           493,913            --      1.666             823,028              --

Money Market Portfolio
    Separate Account Charges 0.60% .................         3,626,919            --      1.162           4,214,228              --
    Separate Account Charges 0.80% .................         2,831,048            --      1.150           3,254,796              --
    Separate Account Charges 0.90% .................         4,725,783            --      1.144           5,404,220              --
    Separate Account Charges 0.95% .................                --            --      1.141                  --              --
    Separate Account Charges 1.15% .................           590,251            --      1.128             666,083              --
    Separate Account Charges 1.30% .................            30,849            --      1.119              34,535              --

AIM Variable Insurance Funds, Inc.
  AIM V.I. Premier Equity Fund - Series I
    Separate Account Charges 0.60% .................           329,124            --      0.767             252,397              --
    Separate Account Charges 0.80% .................            73,363            --      0.763              55,961              --
    Separate Account Charges 0.90% .................           142,910            --      0.761             108,719              --
    Separate Account Charges 0.95% .................               248            --      0.760                 189              --
    Separate Account Charges 1.15% .................             1,412            --      0.756               1,067              --
    Separate Account Charges 1.30% .................            62,575            --      0.753              47,098              --

                                                                                       DECEMBER 31, 2003
                                                        ---------------------------------------------------------------------------

                                                         ACCUMULATION       ANNUITY       UNIT        ACCUMULATION        ANNUITY
                                                            UNITS            UNITS       VALUE         NET ASSETS        NET ASSETS
                                                        --------------     ---------    -------       -------------     -----------
CitiStreet Funds, Inc.
  CitiStreet Diversified Bond Fund - Class I
    Separate Account Charges 0.60% .................           662,519            --    $ 1.610       $   1,066,942       $      --
    Separate Account Charges 0.80% .................        27,859,329            --      1.587          44,221,213              --
    Separate Account Charges 0.90% .................        33,242,755        80,618      1.576          52,387,207         127,045
    Separate Account Charges 0.95% .................         2,094,029            --      1.570           3,287,998              --
    Separate Account Charges 1.15% .................         2,953,611            --      1.548           4,571,186              --
    Separate Account Charges 1.30% .................           307,206            --      1.531             470,322              --
  CitiStreet International Stock Fund - Class I
    Separate Account Charges 0.60% .................           777,156            --      1.223             950,225              --
    Separate Account Charges 0.80% .................        28,745,348            --      1.205          34,641,840              --
    Separate Account Charges 0.90% .................        26,447,705        12,302      1.196          31,643,291          14,719
    Separate Account Charges 0.95% .................         2,007,301            --      1.192           2,392,989              --
    Separate Account Charges 1.15% .................         3,343,488            --      1.175           3,928,613              --
    Separate Account Charges 1.30% .................           169,846            --      1.162             197,418              --
  CitiStreet Large Company Stock Fund - Class I
    Separate Account Charges 0.60% .................           597,887            --      1.116             667,182              --
    Separate Account Charges 0.80% .................        46,539,704            --      1.100          51,187,929              --
    Separate Account Charges 0.90% .................        44,875,520        20,159      1.092          49,003,150          22,013
    Separate Account Charges 0.95% .................         3,448,879            --      1.088           3,752,362              --
    Separate Account Charges 1.15% .................         4,135,294            --      1.072           4,434,741              --
    Separate Account Charges 1.30% .................           493,283            --      1.061             523,304              --
  CitiStreet Small Company Stock Fund - Class I
    Separate Account Charges 0.60% .................           883,563            --      1.386           1,224,180              --
    Separate Account Charges 0.80% .................        21,329,352            --      1.366          29,126,910              --
    Separate Account Charges 0.90% .................        17,723,025        19,589      1.356          24,027,721          26,558
    Separate Account Charges 0.95% .................         1,895,230            --      1.351           2,560,115              --
    Separate Account Charges 1.15% .................         1,517,445            --      1.331           2,020,355              --
    Separate Account Charges 1.30% .................           217,147            --      1.317             286,005              --

Credit Suisse Trust
  Emerging Markets Portfolio
    Separate Account Charges 0.60% .................            39,486            --      1.485              58,648              --
    Separate Account Charges 0.80% .................           236,358            --      1.470             347,439              --
    Separate Account Charges 0.90% .................           493,463            --      1.462             721,642              --
    Separate Account Charges 0.95% .................             1,321            --      1.459               1,926              --
    Separate Account Charges 1.15% .................            64,081            --      1.444              92,506              --
    Separate Account Charges 1.30% .................             6,414            --      1.432               9,187              --

Delaware VIP Trust
  Delaware VIP REIT Series - Standard Class
    Separate Account Charges 0.60% .................           636,473            --      1.871           1,190,969              --
    Separate Account Charges 0.80% .................           289,598            --      1.853             536,534              --
    Separate Account Charges 0.90% .................           577,035            --      1.843           1,063,752              --
    Separate Account Charges 0.95% .................            21,058            --      1.839              38,722              --
    Separate Account Charges 1.15% .................            36,499            --      1.821              66,450              --
    Separate Account Charges 1.30% .................            51,297            --      1.807              92,696              --

                                                                                       DECEMBER 31, 2003
                                                        ---------------------------------------------------------------------------

                                                         ACCUMULATION       ANNUITY       UNIT        ACCUMULATION        ANNUITY
                                                            UNITS            UNITS       VALUE         NET ASSETS        NET ASSETS
                                                        --------------     ---------    -------       -------------     -----------
Delaware VIP Trust (continued)
  Delaware VIP Small Cap Value Series - Standard Class
    Separate Account Charges 0.60% .................           615,882            --    $ 1.834       $   1,129,223       $      --
    Separate Account Charges 0.80% .................           996,693            --      1.814           1,808,270              --
    Separate Account Charges 0.90% .................         1,187,992            --      1.805           2,144,018              --
    Separate Account Charges 0.95% .................                --            --      1.800                  --              --
    Separate Account Charges 1.15% .................           113,727            --      1.781             202,560              --
    Separate Account Charges 1.30% .................            28,321            --      1.767              50,045              --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Portfolio - Initial Shares
    Separate Account Charges 0.60% .................           395,420            --      1.059             418,804              --
    Separate Account Charges 0.80% .................         8,370,983            --      1.048           8,770,460              --
    Separate Account Charges 0.90% .................         7,848,145            --      1.042           8,177,967              --
    Separate Account Charges 0.95% .................            38,897            --      1.039              40,421              --
    Separate Account Charges 1.15% .................           518,166            --      1.028             532,671              --
    Separate Account Charges 1.30% .................           254,668            --      1.020             259,672              --
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares
    Separate Account Charges 0.60% .................         1,205,447            --      1.623           1,956,713              --
    Separate Account Charges 0.80% .................         3,883,410            --      1.606           6,237,373              --
    Separate Account Charges 0.90% .................         3,791,241            --      1.598           6,057,261              --
    Separate Account Charges 0.95% .................           156,132            --      1.594             248,796              --
    Separate Account Charges 1.15% .................           440,247            --      1.577             694,165              --
    Separate Account Charges 1.30% .................           260,010            --      1.564             406,743              --

Franklin Templeton Variable Insurance Products Trust
  Mutual Shares Securities Fund - Class 2 Shares
    Separate Account Charges 0.60% .................           386,447            --      1.205             465,814              --
    Separate Account Charges 0.80% .................            20,622            --      1.204              24,824              --
    Separate Account Charges 0.90% .................               419            --      1.203                 504              --
    Separate Account Charges 0.95% .................                --            --      1.203                  --              --
    Separate Account Charges 1.15% .................                --            --      1.201                  --              --
    Separate Account Charges 1.30% .................             2,581            --      1.200               3,096              --
  Templeton Global Asset Allocation Fund - Class 1 Shares
    Separate Account Charges 0.60% .................           101,995            --      1.775             181,062              --
    Separate Account Charges 0.80% .................         3,436,476            --      1.750           6,012,920              --
    Separate Account Charges 0.90% .................             4,026            --      1.737               6,994              --
    Separate Account Charges 0.95% .................           364,876            --      1.731             631,562              --
    Separate Account Charges 1.15% .................           426,916            --      1.706             728,322              --
    Separate Account Charges 1.30% .................           602,756            --      1.688           1,017,228              --
  Templeton Growth Securities Fund - Class 1 Shares
    Separate Account Charges 0.60% .................           422,132            --      1.746             736,915              --
    Separate Account Charges 0.80% .................         8,992,542            --      1.721          15,472,980              --
    Separate Account Charges 0.90% .................                --            --      1.708                  --              --
    Separate Account Charges 0.95% .................         1,439,865            --      1.702           2,450,721              --
    Separate Account Charges 1.15% .................           475,843            --      1.678             798,281              --
    Separate Account Charges 1.30% .................           841,902            --      1.660           1,397,141              --

                                                                                       DECEMBER 31, 2003
                                                        ---------------------------------------------------------------------------

                                                         ACCUMULATION       ANNUITY       UNIT        ACCUMULATION        ANNUITY
                                                            UNITS            UNITS       VALUE         NET ASSETS        NET ASSETS
                                                        --------------     ---------    -------       -------------     -----------
Greenwich Street Series Fund
  Appreciation Portfolio
    Separate Account Charges 0.60% .................           157,613            --    $ 0.959       $     151,151       $      --
    Separate Account Charges 0.80% .................           312,504            --      0.954             298,091              --
    Separate Account Charges 0.90% .................           297,917            --      0.951             283,423              --
    Separate Account Charges 0.95% .................                --            --      0.950                  --              --
    Separate Account Charges 1.15% .................             5,257            --      0.945               4,968              --
    Separate Account Charges 1.30% .................            18,299            --      0.941              17,223              --
  Equity Index Portfolio - Class II Shares
    Separate Account Charges 0.60% .................         4,378,710            --      0.842           3,686,914              --
    Separate Account Charges 0.80% .................         5,331,997            --      0.834           4,448,182              --
    Separate Account Charges 0.90% .................        11,088,386            --      0.830           9,207,852              --
    Separate Account Charges 0.95% .................                --            --      0.828                  --              --
    Separate Account Charges 1.15% .................         1,587,411            --      0.821           1,303,031              --
    Separate Account Charges 1.30% .................           325,863            --      0.815             265,646              --
  Fundamental Value Portfolio
    Separate Account Charges 0.60% .................           508,313            --      0.998             507,130              --
    Separate Account Charges 0.80% .................           972,729            --      0.992             965,297              --
    Separate Account Charges 0.90% .................         2,853,835            --      0.990           2,824,471              --
    Separate Account Charges 0.95% .................                --            --      0.988                  --              --
    Separate Account Charges 1.15% .................            52,791            --      0.983              51,900              --
    Separate Account Charges 1.30% .................            36,529            --      0.979              35,769              --

Janus Aspen Series
  Balanced Portfolio - Service Shares
    Separate Account Charges 0.60% .................         2,007,619            --      1.011           2,029,035              --
    Separate Account Charges 0.80% .................           226,568            --      1.005             227,763              --
    Separate Account Charges 0.90% .................         1,236,613            --      1.003           1,239,821              --
    Separate Account Charges 0.95% .................             4,401            --      1.001               4,407              --
    Separate Account Charges 1.15% .................            19,355            --      0.996              19,276              --
    Separate Account Charges 1.30% .................            53,105            --      0.992              52,677              --
  Mid Cap Growth Portfolio - Service Shares
    Separate Account Charges 0.60% .................           752,722            --      0.740             557,250              --
    Separate Account Charges 0.80% .................            49,994            --      0.736              36,813              --
    Separate Account Charges 0.90% .................           164,577            --      0.734             120,862              --
    Separate Account Charges 0.95% .................             5,722            --      0.733               4,197              --
    Separate Account Charges 1.15% .................            30,870            --      0.729              22,519              --
    Separate Account Charges 1.30% .................            42,656            --      0.727              30,993              --
  Worldwide Growth Portfolio - Service Shares
    Separate Account Charges 0.60% .................         1,332,255            --      0.763           1,016,808              --
    Separate Account Charges 0.80% .................           212,144            --      0.759             161,050              --
    Separate Account Charges 0.90% .................           460,203            --      0.757             348,434              --
    Separate Account Charges 0.95% .................               541            --      0.756                 409              --
    Separate Account Charges 1.15% .................            10,406            --      0.752               7,826              --
    Separate Account Charges 1.30% .................            41,629            --      0.749              31,183              --

                                                                                       DECEMBER 31, 2003
                                                        ---------------------------------------------------------------------------

                                                         ACCUMULATION       ANNUITY       UNIT        ACCUMULATION        ANNUITY
                                                            UNITS            UNITS       VALUE         NET ASSETS        NET ASSETS
                                                        --------------     ---------    -------       -------------     -----------
PIMCO Variable Insurance Trust
  Total Return Portfolio - Administrative Class
    Separate Account Charges 0.60% .................         1,647,690            --    $ 1.198       $   1,974,560       $      --
    Separate Account Charges 0.80% .................           635,374            --      1.192             757,357              --
    Separate Account Charges 0.90% .................         1,042,471            --      1.189           1,239,300              --
    Separate Account Charges 0.95% .................             4,122            --      1.187               4,893              --
    Separate Account Charges 1.15% .................           164,279            --      1.181             193,995              --
    Separate Account Charges 1.30% .................            69,312            --      1.176              81,522              --

Putnam Variable Trust
  Putnam VT Discovery Growth Fund - Class IB Shares
    Separate Account Charges 0.60% .................            55,253            --      0.744              41,109              --
    Separate Account Charges 0.80% .................             6,382            --      0.740               4,723              --
    Separate Account Charges 0.90% .................            29,851            --      0.738              22,032              --
    Separate Account Charges 0.95% .................                --            --      0.737                  --              --
    Separate Account Charges 1.15% .................            10,885            --      0.733               7,980              --
    Separate Account Charges 1.30% .................            17,380            --      0.730              12,692              --
  Putnam VT International Equity Fund - Class IB Shares
    Separate Account Charges 0.60% .................         1,247,131            --      0.901           1,124,058              --
    Separate Account Charges 0.80% .................           276,184            --      0.897             247,607              --
    Separate Account Charges 0.90% .................           391,357            --      0.894             349,929              --
    Separate Account Charges 0.95% .................             2,311            --      0.893               2,064              --
    Separate Account Charges 1.15% .................            21,113            --      0.888              18,752              --
    Separate Account Charges 1.30% .................            34,761            --      0.885              30,751              --
  Putnam VT Small Cap Value Fund - Class IB Shares
    Separate Account Charges 0.60% .................         1,334,080            --      1.322           1,764,248              --
    Separate Account Charges 0.80% .................           211,738            --      1.315             278,517              --
    Separate Account Charges 0.90% .................           483,680            --      1.312             634,533              --
    Separate Account Charges 0.95% .................             1,206            --      1.310               1,580              --
    Separate Account Charges 1.15% .................            63,649            --      1.303              82,946              --
    Separate Account Charges 1.30% .................            50,998            --      1.298              66,192              --

Salomon Brothers Variable Series Funds Inc.
  All Cap Fund - Class I
    Separate Account Charges 0.60% .................         1,736,717            --      1.706           2,962,238              --
    Separate Account Charges 0.80% .................           964,724            --      1.688           1,628,538              --
    Separate Account Charges 0.90% .................         3,127,938            --      1.679           5,253,056              --
    Separate Account Charges 0.95% .................             6,142            --      1.675              10,288              --
    Separate Account Charges 1.15% .................           221,186            --      1.658             366,681              --
    Separate Account Charges 1.30% .................            95,745            --      1.645             157,497              --
  Investors Fund - Class I
    Separate Account Charges 0.60% .................           612,882            --      1.471             901,304              --
    Separate Account Charges 0.80% .................           586,238            --      1.455             853,119              --
    Separate Account Charges 0.90% .................           902,392            --      1.448           1,306,343              --
    Separate Account Charges 0.95% .................            36,997            --      1.444              53,418              --
    Separate Account Charges 1.15% .................            91,499            --      1.429             130,731              --
    Separate Account Charges 1.30% .................            92,019            --      1.418             130,443              --

                                                                                       DECEMBER 31, 2003
                                                        ---------------------------------------------------------------------------

                                                         ACCUMULATION       ANNUITY       UNIT        ACCUMULATION        ANNUITY
                                                            UNITS            UNITS       VALUE         NET ASSETS        NET ASSETS
                                                        --------------     ---------    -------       -------------     -----------
Salomon Brothers Variable Series Funds Inc. (continued)
  Small Cap Growth Fund - Class I
    Separate Account Charges 0.60% .................           808,922            --    $ 0.937       $     757,615       $      --
    Separate Account Charges 0.80% .................            39,230            --      0.932              36,546              --
    Separate Account Charges 0.90% .................           134,409            --      0.929             124,879              --
    Separate Account Charges 0.95% .................             1,484            --      0.928               1,377              --
    Separate Account Charges 1.15% .................            36,074            --      0.923              33,294              --
    Separate Account Charges 1.30% .................             7,411            --      0.919               6,812              --
  Total Return Fund - Class I
    Separate Account Charges 0.60% .................             9,155            --      1.198              10,965              --
    Separate Account Charges 0.80% .................            97,044            --      1.185             115,012              --
    Separate Account Charges 0.90% .................           474,440            --      1.179             559,329              --
    Separate Account Charges 0.95% .................                --            --      1.176                  --              --
    Separate Account Charges 1.15% .................            23,633            --      1.163              27,496              --
    Separate Account Charges 1.30% .................            48,083            --      1.154              55,503              --

Smith Barney Investment Series
  Smith Barney Large Cap Core Portfolio
    Separate Account Charges 0.60% .................            50,078            --      0.811              40,624              --
    Separate Account Charges 0.80% .................            28,990            --      0.807              23,392              --
    Separate Account Charges 0.90% .................            98,038            --      0.805              78,895              --
    Separate Account Charges 0.95% .................                --            --      0.804                  --              --
    Separate Account Charges 1.15% .................            56,049            --      0.799              44,805              --
    Separate Account Charges 1.30% .................            47,024            --      0.796              37,440              --
  Smith Barney Premier Selections All Cap Growth Portfolio
    Separate Account Charges 0.60% .................            20,299            --      0.873              17,726              --
    Separate Account Charges 0.80% .................            44,619            --      0.869              38,756              --
    Separate Account Charges 0.90% .................            12,623            --      0.866              10,935              --
    Separate Account Charges 0.95% .................                --            --      0.865                  --              --
    Separate Account Charges 1.15% .................               453            --      0.861                 389              --
    Separate Account Charges 1.30% .................            13,898            --      0.857              11,911              --

Strong Variable Insurance Funds, Inc.
  Strong Multi Cap Value Fund II
    Separate Account Charges 0.60% .................           235,422            --      1.454             342,222              --
    Separate Account Charges 0.80% .................           164,392            --      1.438             236,463              --
    Separate Account Charges 0.90% .................           352,110            --      1.431             503,804              --
    Separate Account Charges 0.95% .................                --            --      1.427                  --              --
    Separate Account Charges 1.15% .................            30,187            --      1.412              42,627              --
    Separate Account Charges 1.30% .................             9,541            --      1.401              13,367              --

The Travelers Series Trust
  Convertible Securities Portfolio
    Separate Account Charges 0.60% .................           107,428            --      1.407             151,110              --
    Separate Account Charges 0.80% .................                --            --      1.394                  --              --
    Separate Account Charges 0.90% .................                --            --      1.388                  --              --
    Separate Account Charges 0.95% .................            74,504            --      1.385             103,217              --
    Separate Account Charges 1.15% .................            12,649            --      1.373              17,372              --
    Separate Account Charges 1.30% .................             8,119            --      1.364              11,078              --

                                                                                       DECEMBER 31, 2003
                                                        ---------------------------------------------------------------------------

                                                         ACCUMULATION       ANNUITY       UNIT        ACCUMULATION        ANNUITY
                                                            UNITS            UNITS       VALUE         NET ASSETS        NET ASSETS
                                                        --------------     ---------    -------       -------------     -----------
The Travelers Series Trust (continued)
  Disciplined Mid Cap Stock Portfolio
    Separate Account Charges 0.60% .................         1,810,989            --    $ 1.821       $   3,298,202       $      --
    Separate Account Charges 0.80% .................         1,926,826            --      1.802           3,472,321              --
    Separate Account Charges 0.90% .................         1,121,697            --      1.793           2,010,787              --
    Separate Account Charges 0.95% .................            70,831            --      1.788             126,640              --
    Separate Account Charges 1.15% .................            75,678            --      1.769             133,886              --
    Separate Account Charges 1.30% .................           139,688            --      1.755             245,180              --
  Equity Income Portfolio
    Separate Account Charges 0.60% .................         1,834,891            --      1.391           2,552,405              --
    Separate Account Charges 0.80% .................         3,815,445            --      1.373           5,239,454              --
    Separate Account Charges 0.90% .................         8,505,278            --      1.364          11,604,519              --
    Separate Account Charges 0.95% .................                --            --      1.360                  --              --
    Separate Account Charges 1.15% .................         1,348,991            --      1.343           1,811,201              --
    Separate Account Charges 1.30% .................           278,983            --      1.330             370,956              --
  Federated High Yield Portfolio
    Separate Account Charges 0.60% .................               105            --      1.252                 132              --
    Separate Account Charges 0.80% .................            98,872            --      1.236             122,241              --
    Separate Account Charges 0.90% .................           142,648            --      1.229             175,275              --
    Separate Account Charges 0.95% .................                --            --      1.225                  --              --
    Separate Account Charges 1.15% .................             9,450            --      1.210              11,433              --
    Separate Account Charges 1.30% .................            14,823            --      1.199              17,768              --
  Federated Stock Portfolio
    Separate Account Charges 0.60% .................           408,756            --      1.410             576,229              --
    Separate Account Charges 0.80% .................           764,247            --      1.392           1,063,494              --
    Separate Account Charges 0.90% .................         1,405,284            --      1.383           1,942,945              --
    Separate Account Charges 0.95% .................                --            --      1.378                  --              --
    Separate Account Charges 1.15% .................           138,814            --      1.360             188,843              --
    Separate Account Charges 1.30% .................            25,490            --      1.347              34,341              --
  Large Cap Portfolio
    Separate Account Charges 0.60% .................           798,503            --      1.184             945,209              --
    Separate Account Charges 0.80% .................         5,592,251            --      1.169           6,534,960              --
    Separate Account Charges 0.90% .................         7,068,308            --      1.161           8,206,794              --
    Separate Account Charges 0.95% .................                --            --      1.157                  --              --
    Separate Account Charges 1.15% .................           708,142            --      1.143             809,073              --
    Separate Account Charges 1.30% .................           139,745            --      1.132             158,129              --
  Lazard International Stock Portfolio
    Separate Account Charges 0.60% .................            80,226            --      0.949              76,111              --
    Separate Account Charges 0.80% .................           675,699            --      0.937             632,879              --
    Separate Account Charges 0.90% .................         1,114,148            --      0.931           1,036,875              --
    Separate Account Charges 0.95% .................                --            --      0.928                  --              --
    Separate Account Charges 1.15% .................           164,252            --      0.916             150,436              --
    Separate Account Charges 1.30% .................            35,395            --      0.907              32,107              --
  Merrill Lynch Large Cap Core Portfolio
    Separate Account Charges 0.60% .................           118,258            --      0.993             117,394              --
    Separate Account Charges 0.80% .................           589,994            --      0.982             579,560              --
    Separate Account Charges 0.90% .................           410,094            --      0.977             400,740              --
    Separate Account Charges 0.95% .................             7,197            --      0.975               7,014              --
    Separate Account Charges 1.15% .................            36,279            --      0.964              34,989              --
    Separate Account Charges 1.30% .................            29,144            --      0.957              27,887              --

                                                                                       DECEMBER 31, 2003
                                                        ---------------------------------------------------------------------------

                                                         ACCUMULATION       ANNUITY       UNIT        ACCUMULATION        ANNUITY
                                                            UNITS            UNITS       VALUE         NET ASSETS        NET ASSETS
                                                        --------------     ---------    -------       -------------     -----------
The Travelers Series Trust (continued)
  MFS Emerging Growth Portfolio
    Separate Account Charges 0.60% .................            63,624            --    $ 0.684       $      43,545       $      --
    Separate Account Charges 0.80% .................            22,659            --      0.681              15,426              --
    Separate Account Charges 0.90% .................            60,146            --      0.679              40,837              --
    Separate Account Charges 0.95% .................                --            --      0.678                  --              --
    Separate Account Charges 1.15% .................             5,417            --      0.674               3,653              --
    Separate Account Charges 1.30% .................            25,316            --      0.672              17,006              --
  MFS Mid Cap Growth Portfolio
    Separate Account Charges 0.60% .................           296,557            --      1.131             335,477              --
    Separate Account Charges 0.80% .................         1,669,471            --      1.119           1,868,742              --
    Separate Account Charges 0.90% .................         2,656,075            --      1.113           2,957,489              --
    Separate Account Charges 0.95% .................           101,255            --      1.111             112,448              --
    Separate Account Charges 1.15% .................           332,682            --      1.099             365,574              --
    Separate Account Charges 1.30% .................           194,788            --      1.090             212,360              --
  Pioneer Fund Portfolio
    Separate Account Charges 0.60% .................           170,355            --      1.213             206,681              --
    Separate Account Charges 0.80% .................         1,082,084            --      1.196           1,293,969              --
    Separate Account Charges 0.90% .................         1,202,636            --      1.187           1,427,800              --
    Separate Account Charges 0.95% .................            77,429            --      1.183              91,592              --
    Separate Account Charges 1.15% .................           193,950            --      1.166             226,137              --
    Separate Account Charges 1.30% .................            75,413            --      1.153              86,978              --
  Social Awareness Stock Portfolio
    Separate Account Charges 0.60% .................           404,894            --      1.575             637,627              --
    Separate Account Charges 0.80% .................         1,729,132            --      1.552           2,684,005              --
    Separate Account Charges 0.90% .................         3,178,232            --      1.541           4,897,682              --
    Separate Account Charges 0.95% .................           294,545            --      1.535             452,265              --
    Separate Account Charges 1.15% .................           428,528            --      1.513             648,544              --
    Separate Account Charges 1.30% .................           527,715            --      1.497             790,041              --
  Travelers Quality Bond Portfolio
    Separate Account Charges 0.60% .................           283,298            --      1.402             397,229              --
    Separate Account Charges 0.80% .................         2,027,577            --      1.385           2,807,588              --
    Separate Account Charges 0.90% .................         1,262,182            --      1.376           1,736,827              --
    Separate Account Charges 0.95% .................           150,257            --      1.372             206,120              --
    Separate Account Charges 1.15% .................           303,194            --      1.355             410,730              --
    Separate Account Charges 1.30% .................           242,682            --      1.342             325,681              --
  U.S. Government Securities Portfolio
    Separate Account Charges 0.60% .................           645,692            --      1.655           1,068,843              --
    Separate Account Charges 0.80% .................         2,737,867            --      1.632           4,466,983              --
    Separate Account Charges 0.90% .................         2,731,377            --      1.620           4,424,338              --
    Separate Account Charges 0.95% .................           291,068            --      1.614             469,774              --
    Separate Account Charges 1.15% .................           484,219            --      1.591             770,302              --
    Separate Account Charges 1.30% .................           319,796            --      1.574             503,247              --

Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Separate Account Charges 0.60% .................           105,652            --      0.845              89,249              --
    Separate Account Charges 0.80% .................         1,170,590            --      0.840             983,598              --
    Separate Account Charges 0.90% .................         1,071,564            --      0.838             897,979              --
    Separate Account Charges 0.95% .................                56            --      0.837                  47              --
    Separate Account Charges 1.15% .................            48,589            --      0.832              40,447              --
    Separate Account Charges 1.30% .................            19,681            --      0.829              16,317              --

                                                                                       DECEMBER 31, 2003
                                                        ---------------------------------------------------------------------------

                                                         ACCUMULATION       ANNUITY       UNIT        ACCUMULATION        ANNUITY
                                                            UNITS            UNITS       VALUE         NET ASSETS        NET ASSETS
                                                        --------------     ---------    -------       -------------     -----------
Travelers Series Fund Inc. (continued)
  MFS Total Return Portfolio
    Separate Account Charges 0.60% .................         2,510,455            --    $ 1.794       $   4,504,716       $      --
    Separate Account Charges 0.80% .................         4,087,108            --      1.769           7,228,491              --
    Separate Account Charges 0.90% .................         4,176,293            --      1.756           7,333,124              --
    Separate Account Charges 0.95% .................            69,150            --      1.750             120,980              --
    Separate Account Charges 1.15% .................         1,458,409            --      1.724           2,514,914              --
    Separate Account Charges 1.30% .................           578,646            --      1.706             987,085              --
  Pioneer Strategic Income Portfolio
    Separate Account Charges 0.60% .................           135,056            --      1.409             190,347              --
    Separate Account Charges 0.80% .................           641,914            --      1.389             891,709              --
    Separate Account Charges 0.90% .................           513,025            --      1.379             707,535              --
    Separate Account Charges 0.95% .................            39,827            --      1.374              54,730              --
    Separate Account Charges 1.15% .................           194,321            --      1.354             263,200              --
    Separate Account Charges 1.30% .................           126,594            --      1.340             169,617              --
  SB Adjustable Rate Income Portfolio - Class I Shares
    Separate Account Charges 0.60% .................             1,000            --      1.002               1,001              --
    Separate Account Charges 0.80% .................                --            --      1.001                  --              --
    Separate Account Charges 0.90% .................                --            --      1.001                  --              --
    Separate Account Charges 0.95% .................                --            --      1.001                  --              --
    Separate Account Charges 1.15% .................                --            --      1.000                  --              --
    Separate Account Charges 1.30% .................                --            --      1.000                  --              --
  Smith Barney Aggressive Growth Portfolio
    Separate Account Charges 0.60% .................         1,952,183            --      0.851           1,660,423              --
    Separate Account Charges 0.80% .................         2,018,669            --      0.846           1,707,779              --
    Separate Account Charges 0.90% .................         3,360,125            --      0.844           2,835,068              --
    Separate Account Charges 0.95% .................                --            --      0.843                  --              --
    Separate Account Charges 1.15% .................           144,692            --      0.838             121,266              --
    Separate Account Charges 1.30% .................            24,633            --      0.835              20,563              --
  Smith Barney High Income Portfolio
    Separate Account Charges 0.60% .................            56,803            --      1.281              72,788              --
    Separate Account Charges 0.80% .................           496,206            --      1.263             626,778              --
    Separate Account Charges 0.90% .................           536,859            --      1.254             673,281              --
    Separate Account Charges 0.95% .................            23,853            --      1.250              29,806              --
    Separate Account Charges 1.15% .................           108,787            --      1.232             134,010              --
    Separate Account Charges 1.30% .................            84,977            --      1.219             103,559              --
  Smith Barney International All Cap Growth Portfolio
    Separate Account Charges 0.60% .................           124,783            --      0.890             111,055              --
    Separate Account Charges 0.80% .................         2,528,900            --      0.877           2,218,324              --
    Separate Account Charges 0.90% .................         1,882,936            --      0.871           1,639,806              --
    Separate Account Charges 0.95% .................           272,133            --      0.868             236,136              --
    Separate Account Charges 1.15% .................           316,712            --      0.855             270,874              --
    Separate Account Charges 1.30% .................           134,562            --      0.846             113,843              --
  Smith Barney Large Cap Value Portfolio
    Separate Account Charges 0.60% .................         3,033,989            --      1.398           4,240,371              --
    Separate Account Charges 0.80% .................           937,091            --      1.378           1,290,859              --
    Separate Account Charges 0.90% .................           738,959            --      1.368           1,010,576              --
    Separate Account Charges 0.95% .................           610,062            --      1.363             831,291              --
    Separate Account Charges 1.15% .................           294,442            --      1.343             395,440              --
    Separate Account Charges 1.30% .................           279,208            --      1.328             370,928              --

                                                                                       DECEMBER 31, 2003
                                                        ---------------------------------------------------------------------------

                                                         ACCUMULATION       ANNUITY       UNIT        ACCUMULATION        ANNUITY
                                                            UNITS            UNITS       VALUE         NET ASSETS        NET ASSETS
                                                        --------------     ---------    -------       -------------     -----------
Travelers Series Fund Inc. (continued)
  Smith Barney Large Capitalization Growth Portfolio
    Separate Account Charges 0.60% .................           238,213            --    $ 1.508       $     359,177       $      --
    Separate Account Charges 0.80% .................         1,869,033            --      1.492           2,788,158              --
    Separate Account Charges 0.90% .................         1,941,956            --      1.484           2,881,518              --
    Separate Account Charges 0.95% .................           106,194            --      1.480             157,151              --
    Separate Account Charges 1.15% .................           358,583            --      1.464             525,014              --
    Separate Account Charges 1.30% .................            92,876            --      1.452             134,897              --
  Smith Barney Money Market Portfolio
    Separate Account Charges 0.60% .................           548,095            --      1.257             688,711              --
    Separate Account Charges 0.80% .................           850,812            --      1.238           1,053,680              --
    Separate Account Charges 0.90% .................         1,342,322            --      1.229           1,650,406              --
    Separate Account Charges 0.95% .................           281,487            --      1.225             344,843              --
    Separate Account Charges 1.15% .................           502,040            --      1.207             606,174              --
    Separate Account Charges 1.30% .................           697,628            --      1.194             833,214              --
  Strategic Equity Portfolio
    Separate Account Charges 0.60% .................           650,708            --      1.404             913,445              --
    Separate Account Charges 0.80% .................        20,871,610            --      1.384          28,878,449              --
    Separate Account Charges 0.90% .................         8,333,571            --      1.374          11,447,197              --
    Separate Account Charges 0.95% .................           456,960            --      1.369             625,431              --
    Separate Account Charges 1.15% .................         1,035,723            --      1.349           1,397,220              --
    Separate Account Charges 1.30% .................           428,053            --      1.334             571,226              --

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares
    Separate Account Charges 0.60% .................            61,449            --      1.258              77,326              --
    Separate Account Charges 0.80% .................                --            --      1.257                  --              --
    Separate Account Charges 0.90% .................            62,135            --      1.256              78,033              --
    Separate Account Charges 0.95% .................                --            --      1.255                  --              --
    Separate Account Charges 1.15% .................                --            --      1.254                  --              --
    Separate Account Charges 1.30% .................                --            --      1.253                  --              --
  Emerging Growth Portfolio - Class II Shares
    Separate Account Charges 0.60% .................           245,721            --      0.692             170,071              --
    Separate Account Charges 0.80% .................            61,424            --      0.688              42,287              --
    Separate Account Charges 0.90% .................           254,916            --      0.687             175,031              --
    Separate Account Charges 0.95% .................               272            --      0.686                 186              --
    Separate Account Charges 1.15% .................            21,751            --      0.682              14,835              --
    Separate Account Charges 1.30% .................            44,736            --      0.679              30,390              --
  Enterprise Portfolio - Class II Shares
    Separate Account Charges 0.60% .................            23,209            --      0.799              18,535              --
    Separate Account Charges 0.80% .................             4,309            --      0.794               3,423              --
    Separate Account Charges 0.90% .................            31,131            --      0.792              24,663              --
    Separate Account Charges 0.95% .................               244            --      0.791                 193              --
    Separate Account Charges 1.15% .................            41,403            --      0.787              32,583              --
    Separate Account Charges 1.30% .................            22,230            --      0.784              17,424              --

                                                                                       DECEMBER 31, 2003
                                                        ---------------------------------------------------------------------------

                                                         ACCUMULATION       ANNUITY       UNIT        ACCUMULATION        ANNUITY
                                                            UNITS            UNITS       VALUE         NET ASSETS        NET ASSETS
                                                        --------------     ---------    -------       -------------     -----------
Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities Portfolio
    Separate Account Charges 0.60% .................           333,071            --    $ 0.991       $     330,065       $      --
    Separate Account Charges 0.80% .................            30,845            --      0.986              30,404              --
    Separate Account Charges 0.90% .................            79,685            --      0.983              78,338              --
    Separate Account Charges 0.95% .................                --            --      0.982                  --              --
    Separate Account Charges 1.15% .................             1,974            --      0.977               1,928              --
    Separate Account Charges 1.30% .................             9,880            --      0.973               9,609              --

Variable Insurance Products Fund
  Equity - Income Portfolio - Initial Class
    Separate Account Charges 0.60% .................           136,901            --      1.698             232,451              --
    Separate Account Charges 0.80% .................        11,809,488            --      1.674          19,763,685              --
    Separate Account Charges 0.90% .................             4,903            --      1.661               8,146              --
    Separate Account Charges 0.95% .................         1,206,650            --      1.656           1,997,618              --
    Separate Account Charges 1.15% .................           412,260            --      1.632             672,695              --
    Separate Account Charges 1.30% .................         1,360,272            --      1.614           2,195,647              --
  Growth Portfolio - Initial Class
    Separate Account Charges 0.60% .................           452,503            --      1.536             694,934              --
    Separate Account Charges 0.80% .................        20,960,410            --      1.514          31,727,891              --
    Separate Account Charges 0.90% .................                --            --      1.503                  --              --
    Separate Account Charges 0.95% .................         2,865,804            --      1.497           4,291,123              --
    Separate Account Charges 1.15% .................           832,232            --      1.476           1,228,247              --
    Separate Account Charges 1.30% .................         1,248,844            --      1.460           1,823,219              --
  High Income Portfolio - Initial Class
    Separate Account Charges 0.60% .................            36,607            --      1.066              39,028              --
    Separate Account Charges 0.80% .................         1,783,443            --      1.051           1,874,029              --
    Separate Account Charges 0.90% .................                --            --      1.043                  --              --
    Separate Account Charges 0.95% .................           370,448            --      1.039             385,081              --
    Separate Account Charges 1.15% .................           166,192            --      1.025             170,278              --
    Separate Account Charges 1.30% .................           163,263            --      1.014             165,469              --

Variable Insurance Products Fund II
  Asset Manager Portfolio - Initial Class
    Separate Account Charges 0.60% .................            72,935            --      1.539             112,237              --
    Separate Account Charges 0.80% .................         7,129,651            --      1.517          10,813,462              --
    Separate Account Charges 0.90% .................                --            --      1.506                  --              --
    Separate Account Charges 0.95% .................           450,679            --      1.500             676,165              --
    Separate Account Charges 1.15% .................           543,269            --      1.479             803,356              --
    Separate Account Charges 1.30% .................           490,597            --      1.463             717,620              --
  Contrafund(R) Portfolio - Service Class 2
    Separate Account Charges 0.60% .................         4,062,355            --      1.089           4,424,896              --
    Separate Account Charges 0.80% .................           610,191            --      1.083             661,090              --
    Separate Account Charges 0.90% .................           363,655            --      1.081             392,946              --
    Separate Account Charges 0.95% .................                --            --      1.079                  --              --
    Separate Account Charges 1.15% .................           922,866            --      1.073             990,568              --
    Separate Account Charges 1.30% .................            42,292            --      1.069              45,212              --

                                                                                       DECEMBER 31, 2003
                                                        ---------------------------------------------------------------------------

                                                         ACCUMULATION       ANNUITY       UNIT        ACCUMULATION        ANNUITY
                                                            UNITS            UNITS       VALUE         NET ASSETS        NET ASSETS
                                                        --------------     ---------    -------       -------------     -----------
Variable Insurance Products Fund III
  Dynamic Capital Appreciation Portfolio - Service Class 2
    Separate Account Charges 0.60% .................            43,877            --    $ 0.968       $      42,454       $      --
    Separate Account Charges 0.80% .................            38,317            --      0.962              36,878              --
    Separate Account Charges 0.90% .................            88,206            --      0.960              84,666              --
    Separate Account Charges 0.95% .................               610            --      0.959                 584              --
    Separate Account Charges 1.15% .................               545            --      0.953                 520              --
    Separate Account Charges 1.30% .................            16,388            --      0.950              15,564              --
  Mid Cap Portfolio - Service Class 2
    Separate Account Charges 0.60% .................         1,562,630            --      1.270           1,985,294              --
    Separate Account Charges 0.80% .................           353,263            --      1.264             446,430              --
    Separate Account Charges 0.90% .................           622,123            --      1.260             784,086              --
    Separate Account Charges 0.95% .................               774            --      1.259                 974              --
    Separate Account Charges 1.15% .................            39,931            --      1.252              49,993              --
    Separate Account Charges 1.30% .................            55,767            --      1.247              69,539              --
                                                                                                      -------------       ---------

Net Contract Owners' Equity ........................                                                  $ 920,111,108       $ 190,335
                                                                                                      =============       =========

5. STATEMENT OF INVESTMENTS                                                              FOR THE YEAR ENDED DECEMBER 31, 2003
                                                                              ------------------------------------------------------
INVESTMENTS                                                                      NO. OF        MARKET        COST OF      PROCEEDS
                                                                                 SHARES         VALUE       PURCHASES    FROM SALES
                                                                              ------------  ------------  ------------  ------------
CAPITAL APPRECIATION FUND (7.7%)
    Total (Cost $105,586,760)                                                    1,279,478  $ 70,895,899  $  4,370,043  $  7,028,559
                                                                              ------------  ------------  ------------  ------------

DREYFUS STOCK INDEX FUND - INITIAL SHARES (2.7%)
    Total (Cost $27,609,238)                                                       871,306    24,762,504     4,218,516     3,489,195
                                                                              ------------  ------------  ------------  ------------

HIGH YIELD BOND TRUST (0.8%)
    Total (Cost $6,602,222)                                                        719,478     7,022,102     2,302,905       996,695
                                                                              ------------  ------------  ------------  ------------

MANAGED ASSETS TRUST (4.2%)
    Total (Cost $43,246,607)                                                     2,453,005    38,561,243     2,835,695     3,427,330
                                                                              ------------  ------------  ------------  ------------

MONEY MARKET PORTFOLIO (1.5%)
    Total (Cost $13,571,748)                                                    13,571,748    13,571,748    11,546,093    13,365,506
                                                                              ------------  ------------  ------------  ------------

AIM VARIABLE INSURANCE FUNDS, INC. (0.1%)
  AIM V.I. Premier Equity Fund - Series I
    Total (Cost $455,974)                                                           23,009       465,479       131,873        78,580
                                                                              ------------  ------------  ------------  ------------

CITISTREET FUNDS, INC. (37.8%)
  CitiStreet Diversified Bond Fund - Class I (Cost $99,477,201)                  9,079,970   106,144,848    14,595,081    16,415,623
  CitiStreet International Stock Fund - Class I (Cost $88,045,319)               6,168,719    73,777,884     9,953,610    18,742,317
  CitiStreet Large Company Stock Fund - Class I (Cost $134,722,890)             10,262,529   109,603,807    13,216,615     9,092,871
  CitiStreet Small Company Stock Fund - Class I (Cost $60,161,448)               4,874,913    59,278,942    10,250,599     7,050,254
                                                                              ------------  ------------  ------------  ------------
    Total (Cost $382,406,858)                                                   30,386,131   348,805,481    48,015,905    51,301,065
                                                                              ------------  ------------  ------------  ------------

CREDIT SUISSE TRUST (0.1%)
  Emerging Markets Portfolio
    Total (Cost $1,209,789)                                                        115,851     1,231,500       188,597       234,613
                                                                              ------------  ------------  ------------  ------------

DELAWARE VIP TRUST (0.9%)
  Delaware VIP REIT Series - Standard Class (Cost $2,399,213)                      197,454     2,989,450     1,109,882       476,146
  Delaware VIP Small Cap Value Series - Standard Class (Cost $4,062,535)           208,063     5,334,729     1,233,710       413,998
                                                                              ------------  ------------  ------------  ------------
    Total (Cost $6,461,748)                                                        405,517     8,324,179     2,343,592       890,144
                                                                              ------------  ------------  ------------  ------------

DREYFUS VARIABLE INVESTMENT FUND (3.7%)
  Dreyfus VIF Appreciation Portfolio - Initial Shares (Cost $19,822,724)           528,824    18,202,137     1,073,103     1,850,558
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares
    (Cost $16,885,564)                                                             417,301    15,602,873     2,123,158     1,615,071
                                                                              ------------  ------------  ------------  ------------
    Total (Cost $36,708,288)                                                       946,125    33,805,010     3,196,261     3,465,629
                                                                              ------------  ------------  ------------  ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (3.3%)
  Mutual Shares Securities Fund - Class 2 Shares (Cost $462,494)                    33,195       494,279       634,904       178,254
  Templeton Global Asset Allocation Fund - Class 1 Shares (Cost $8,443,629)        456,822     8,579,126       737,676       514,509
  Templeton Growth Securities Fund - Class 1 Shares (Cost $23,041,495)           1,844,249    20,858,452     1,596,741     1,835,772
                                                                              ------------  ------------  ------------  ------------
    Total (Cost $31,947,618)                                                     2,334,266    29,931,857     2,969,321     2,528,535
                                                                              ------------  ------------  ------------  ------------

GREENWICH STREET SERIES FUND (2.6%)
  Appreciation Portfolio (Cost $660,829)                                            34,678       754,942       465,613       185,459
  Equity Index Portfolio - Class II Shares (Cost $19,491,043)                      697,154    18,913,797     3,422,030     1,170,259
  Fundamental Value Portfolio (Cost $3,766,261)                                    218,380     4,385,078     1,166,532       314,627
                                                                              ------------  ------------  ------------  ------------
    Total (Cost $23,918,133)                                                       950,212    24,053,817     5,054,175     1,670,345
                                                                              ------------  ------------  ------------  ------------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                        FOR THE YEAR ENDED DECEMBER 31, 2003 (CONTINUED)
                                                                            -----------------------------------------------------
INVESTMENTS                                                                    NO. OF        MARKET       COST OF      PROCEEDS
                                                                               SHARES        VALUE       PURCHASES    FROM SALES
                                                                            -----------   -----------   -----------   -----------
JANUS ASPEN SERIES (0.6%)
  Balanced Portfolio - Service Shares (Cost $3,395,686)                         150,014   $ 3,573,337   $   998,378   $   258,900
  Mid Cap Growth Portfolio - Service Shares (Cost $692,945)                      36,708       772,710       270,730       158,428
  Worldwide Growth Portfolio - Service Shares (Cost $1,546,559)                  60,928     1,565,860       332,253       249,107
                                                                            -----------   -----------   -----------   -----------
    Total (Cost $5,635,190)                                                     247,650     5,911,907     1,601,361       666,435
                                                                            -----------   -----------   -----------   -----------

PIMCO VARIABLE INSURANCE TRUST (0.5%)
  Total Return Portfolio - Administrative Class
    Total (Cost $4,179,922)                                                     410,432     4,252,077     1,961,975       900,511
                                                                            -----------   -----------   -----------   -----------

PUTNAM VARIABLE TRUST (0.5%)
  Putnam VT Discovery Growth Fund - Class IB Shares (Cost $79,213)               19,166        88,546        82,998       114,468
  Putnam VT International Equity Fund - Class IB Shares (Cost $1,492,921)       138,002     1,773,329     2,842,534     2,487,827
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $2,231,305)            156,087     2,828,299       999,193       378,997
                                                                            -----------   -----------   -----------   -----------
    Total (Cost $3,803,439)                                                     313,255     4,690,174     3,924,725     2,981,292
                                                                            -----------   -----------   -----------   -----------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (1.7%)
  All Cap Fund - Class I (Cost $9,367,987)                                      664,498    10,379,455     2,281,061     1,190,158
  Investors Fund - Class I (Cost $3,210,370)                                    266,015     3,375,736       648,970       392,524
  Small Cap Growth Fund - Class I (Cost $820,061)                                78,481       960,611       307,112        74,992
  Total Return Fund - Class I (Cost $737,704)                                    71,479       768,401       150,094        62,779
                                                                            -----------   -----------   -----------   -----------
    Total (Cost $14,136,122)                                                  1,080,473    15,484,203     3,387,237     1,720,453
                                                                            -----------   -----------   -----------   -----------

SMITH BARNEY INVESTMENT SERIES (0.0%)
  Smith Barney Large Cap Core Portfolio (Cost $207,123)                          25,973       225,186       144,345        68,587
  Smith Barney Premier Selections All Cap Growth Portfolio (Cost $74,042)         6,762        79,728        41,359        24,084
                                                                            -----------   -----------   -----------   -----------
    Total (Cost $281,165)                                                        32,735       304,914       185,704        92,671
                                                                            -----------   -----------   -----------   -----------

STRONG VARIABLE INSURANCE FUNDS, INC. (0.1%)
  Strong Multi Cap Value Fund II
    Total (Cost $1,021,144)                                                     112,958     1,138,613       217,922       200,218
                                                                            -----------   -----------   -----------   -----------

THE TRAVELERS SERIES TRUST (10.0%)
  Convertible Securities Portfolio (Cost $269,761)                               23,825       282,808       122,469        12,181
  Disciplined Mid Cap Stock Portfolio (Cost $8,099,506)                         531,046     9,287,995     2,481,926       849,368
  Equity Income Portfolio (Cost $19,418,123)                                  1,300,851    21,581,120     1,869,209     2,257,527
  Federated High Yield Portfolio (Cost $364,483)                                 38,869       326,888        75,892        34,588
  Federated Stock Portfolio (Cost $3,708,056)                                   250,579     3,806,292       434,316       701,188
  Large Cap Portfolio (Cost $21,605,002)                                      1,263,743    16,656,127     1,188,950     1,455,917
  Lazard International Stock Portfolio (Cost $2,168,369)                        192,672     1,928,650       347,397       446,513
  Merrill Lynch Large Cap Core Portfolio (Cost $1,491,528)                      148,755     1,167,728       168,871       277,099
  MFS Emerging Growth Portfolio (Cost $113,964)                                  12,886       120,480        64,166         5,271
  MFS Mid Cap Growth Portfolio (Cost $9,671,989)                                850,699     5,852,808       939,758       791,471
  Pioneer Fund Portfolio (Cost $4,462,205)                                      305,270     3,333,554       501,951       401,900
  Social Awareness Stock Portfolio (Cost $11,115,987)                           438,865    10,111,458     1,334,678     1,855,943
  Travelers Quality Bond Portfolio (Cost $5,886,745)                            524,967     5,884,885     1,262,443     1,541,196
  U.S. Government Securities Portfolio (Cost $11,979,441)                       929,698    11,704,893     4,163,527     3,311,110
                                                                            -----------   -----------   -----------   -----------
    Total (Cost $100,355,159)                                                 6,812,725    92,045,686    14,955,553    13,941,272
                                                                            -----------   -----------   -----------   -----------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                         FOR THE YEAR ENDED DECEMBER 31, 2003 (CONTINUED)
                                                                            ------------------------------------------------------
INVESTMENTS                                                                    NO. OF        MARKET        COST OF      PROCEEDS
                                                                               SHARES        VALUE        PURCHASES    FROM SALES
                                                                            ------------  ------------  ------------  ------------
TRAVELERS SERIES FUND INC. (11.3%)
  AIM Capital Appreciation Portfolio (Cost $1,655,130)                           201,578  $  2,027,872  $    230,377  $    199,171
  MFS Total Return Portfolio (Cost $22,536,301)                                1,399,012    22,691,974     3,360,599     2,102,503
  Pioneer Strategic Income Portfolio (Cost $2,467,128)                           251,649     2,277,419       633,014       277,219
  SB Adjustable Rate Income Portfolio - Class I Shares (Cost $1,001)                 100         1,001         1,003             2
  Smith Barney Aggressive Growth Portfolio (Cost $5,683,940)                     521,858     6,345,788     2,234,152       550,231
  Smith Barney High Income Portfolio (Cost $1,777,468)                           220,784     1,640,423       524,327       223,572
  Smith Barney International All Cap Growth Portfolio (Cost $4,767,171)          413,567     4,590,592     2,723,341     2,948,663
  Smith Barney Large Cap Value Portfolio (Cost $8,696,947)                       490,085     8,140,312     1,523,076     1,160,425
  Smith Barney Large Capitalization Growth Portfolio (Cost $6,568,775)           476,460     6,846,734     1,354,274     1,083,966
  Smith Barney Money Market Portfolio (Cost $5,176,553)                        5,176,553     5,176,553     6,236,946     6,935,222
  Strategic Equity Portfolio (Cost $70,286,816)                                2,717,796    43,838,048     1,712,349     3,897,071
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $129,617,230)                                                 11,869,442   103,576,716    20,533,458    19,378,045
                                                                            ------------  ------------  ------------  ------------

VAN KAMPEN LIFE INVESTMENT TRUST (0.1%)
  Comstock Portfolio - Class II Shares (Cost $140,749)                            13,223       155,374       142,026         1,320
  Emerging Growth Portfolio - Class II Shares (Cost $399,594)                     17,886       432,851       220,741       115,005
  Enterprise Portfolio - Class II Shares (Cost $91,361)                            7,381        96,834        55,484        40,667
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $631,704)                                                         38,490       685,059       418,251       156,992
                                                                            ------------  ------------  ------------  ------------

VARIABLE ANNUITY PORTFOLIOS (0.0%)
  Smith Barney Small Cap Growth Opportunities Portfolio
    Total (Cost $363,828)                                                         44,681       450,386       147,046        47,868
                                                                            ------------  ------------  ------------  ------------

VARIABLE INSURANCE PRODUCTS FUND (7.3%)
  Equity - Income Portfolio - Initial Class (Cost $24,773,322)                 1,073,044    24,873,152     1,893,300     2,499,209
  Growth Portfolio - Initial Class (Cost $57,168,971)                          1,281,250    39,769,990     2,751,231     3,001,572
  High Income Portfolio - Initial Class (Cost $3,125,521)                        379,022     2,634,199       450,664       361,100
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $85,067,814)                                                   2,733,316    67,277,341     5,095,195     5,861,881
                                                                            ------------  ------------  ------------  ------------

VARIABLE INSURANCE PRODUCTS FUND II (2.1%)
  Asset Manager Portfolio - Initial Class (Cost $14,566,225)                     907,633    13,124,370       906,485     1,251,128
  Contrafund(R) Portfolio - Service Class 2 (Cost $5,490,825)                    284,141     6,515,355     1,939,849       379,880
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $20,057,050)                                                   1,191,774    19,639,725     2,846,334     1,631,008
                                                                            ------------  ------------  ------------  ------------

VARIABLE INSURANCE PRODUCTS FUND III (0.4%)
  Dynamic Capital Appreciation Portfolio - Service Class 2 (Cost $155,399)        25,739       180,687        61,965        24,927
  Mid Cap Portfolio - Service Class 2 (Cost $2,648,183)                          139,201     3,336,643     1,570,713       324,539
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $2,803,582)                                                      164,940     3,517,330     1,632,678       349,466
                                                                            ------------  ------------  ------------  ------------

TOTAL INVESTMENTS (100%)
  (COST $1,047,678,332)                                                                   $920,404,950  $144,080,415  $136,404,308
                                                                                          ============  ============  ============

6. FINANCIAL HIGHLIGHTS

                                                                                            INVEST-     EXPENSE
                                                   YEAR             UNIT VALUE      NET     MENT(1)     RATIO(2)    TOTAL RETURN(3)
                                                  ENDED    UNITS     LOWEST TO    ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                  DEC 31   (000S)   HIGHEST ($)   ($000S)  RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                  ------  -------  -------------  -------  ---------  -----------  -----------------
CAPITAL APPRECIATION FUND                           2003   43,261  1.586 - 1.668   70,888      0.05   0.60 - 1.30      23.33 - 24.11
                                                    2002   44,681  1.286 - 1.344   59,102      1.58   0.60 - 1.30  (26.09) - (25.50)
                                                    2001   45,401  1.740 - 1.804   80,894      0.47   0.60 - 1.30  (27.04) - (26.55)

DREYFUS STOCK INDEX FUND - INITIAL SHARES           2003   14,993  1.604 - 1.687   24,760      1.51   0.60 - 1.30      26.70 - 27.61
                                                    2002   14,628  1.266 - 1.322   18,994      1.35   0.60 - 1.30  (23.32) - (22.83)
                                                    2001   14,780  1.651 - 1.713   24,941      1.09   0.60 - 1.30  (13.33) - (12.74)

HIGH YIELD BOND TRUST                               2003    3,728  1.823 - 1.917    7,021      8.33   0.60 - 1.30      27.48 - 28.31
                                                    2002    3,226  1.430 - 1.494    4,738     15.29   0.60 - 1.30        3.25 - 3.97
                                                    2001    2,850  1.385 - 1.437    4,039      6.23   0.60 - 1.30        8.12 - 8.95

MANAGED ASSETS TRUST                                2003   22,393  1.666 - 1.753   38,557      2.64   0.60 - 1.30      20.38 - 21.23
                                                    2002   23,202  1.384 - 1.446   33,016      6.44   0.60 - 1.30    (9.78) - (9.11)
                                                    2001   22,664  1.534 - 1.591   35,590      2.65   0.60 - 1.30    (6.29) - (5.63)

MONEY MARKET PORTFOLIO                              2003   11,805  1.119 - 1.162   13,574      0.78   0.60 - 1.30      (0.53) - 0.17
                                                    2002   13,383  1.125 - 1.160   15,395      1.36   0.60 - 1.30        0.00 - 0.78
                                                    2001    8,655  1.125 - 1.151    9,899      3.35   0.60 - 1.30        2.46 - 3.14
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Premier Equity Fund - Series I           2003      610  0.753 - 0.767      465      0.32   0.60 - 1.30       9.20 - 24.31
                                                    2002      526  0.610 - 0.617      324      0.47   0.60 - 1.30  (31.15) - (30.67)
                                                    2001      220  0.886 - 0.890      196      0.26   0.60 - 1.30    (11.10) - 13.88
CITISTREET FUNDS, INC.
  CitiStreet Diversified Bond Fund - Class I        2003   67,200  1.531 - 1.610  106,132      4.10   0.60 - 1.30        4.22 - 4.95
                                                    2002   70,560  1.469 - 1.534  106,454      4.25   0.60 - 1.30        7.54 - 8.26
                                                    2001   63,795  1.366 - 1.417   89,094      4.24   0.60 - 1.30        5.48 - 6.22

  CitiStreet International Stock Fund - Class I     2003   61,503  1.162 - 1.223   73,769      0.78   0.60 - 1.30      28.40 - 29.28
                                                    2002   69,771  0.905 - 0.946   64,893      0.63   0.60 - 1.30  (23.37) - (22.78)
                                                    2001   57,697  1.181 - 1.225   69,699      1.39   0.60 - 1.30  (22.46) - (21.88)

  CitiStreet Large Company Stock Fund - Class I     2003  100,111  1.061 - 1.116  109,591      0.71   0.60 - 1.30      26.46 - 27.40
                                                    2002   94,934  0.839 - 0.876   81,790      0.67   0.60 - 1.30  (23.80) - (23.29)
                                                    2001   77,891  1.101 - 1.142   87,734      0.88   0.60 - 1.30  (16.84) - (16.28)

  CitiStreet Small Company Stock Fund - Class I     2003   43,585  1.317 - 1.386   59,272      0.13   0.60 - 1.30      41.16 - 42.30
                                                    2002   39,742  0.933 - 0.974   38,097      0.53   0.60 - 1.30  (24.70) - (24.20)
                                                    2001   35,967  1.239 - 1.285   45,585      0.04   0.60 - 1.30        0.24 - 0.94
CREDIT SUISSE TRUST
  Emerging Markets Portfolio                        2003      841  1.432 - 1.485    1,231        --   0.60 - 1.30      24.17 - 41.97
                                                    2002      860  1.016 - 1.046      889      0.18   0.60 - 1.30  (12.64) - (12.10)
                                                    2001      814  1.163 - 1.190      960        --   0.60 - 1.30   (10.88) - (9.30)
DELAWARE VIP TRUST
  Delaware VIP REIT Series - Standard Class         2003    1,612  1.807 - 1.871    2,989      2.30   0.60 - 1.30      32.28 - 33.17
                                                    2002    1,255  1.366 - 1.405    1,748      1.72   0.60 - 1.30        3.17 - 3.92
                                                    2001      446  1.324 - 1.352      598      1.51   0.60 - 1.30        7.38 - 8.16
  Delaware VIP Small Cap Value Series -
    Standard Class                                  2003    2,943  1.767 - 1.834    5,334      0.36   0.60 - 1.30      40.13 - 41.19
                                                    2002    2,374  1.261 - 1.299    3,054      0.43   0.60 - 1.30    (6.80) - (6.21)
                                                    2001    1,211  1.353 - 1.385    1,665      0.77   0.60 - 1.30       2.97 - 13.03

                                                                                            INVEST-     EXPENSE
                                                   YEAR             UNIT VALUE      NET     MENT(1)     RATIO(2)    TOTAL RETURN(3)
                                                  ENDED    UNITS     LOWEST TO    ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                  DEC 31   (000S)   HIGHEST ($)   ($000S)  RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                  ------  -------  -------------  -------  ---------  -----------  -----------------
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus VIF Appreciation Portfolio -
    Initial Shares                                  2003   17,426  1.020 - 1.059   18,200      1.40   0.60 - 1.30      19.72 - 20.48
                                                    2002   18,325  0.852 - 0.879   15,933      1.07   0.60 - 1.30  (17.84) - (17.23)
                                                    2001   19,502  1.037 - 1.062   20,537      0.86   0.60 - 1.30   (10.53) - (9.85)
  Dreyfus VIF Developing Leaders
    Portfolio - Initial Shares                      2003    9,736  1.564 - 1.623   15,601      0.03   0.60 - 1.30      30.01 - 30.89
                                                    2002    9,248  1.203 - 1.240   11,350      0.04   0.60 - 1.30  (20.17) - (19.58)
                                                    2001    7,243  1.507 - 1.542   11,085      0.48   0.60 - 1.30    (7.38) - (6.72)
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Mutual Shares Securities Fund - Class 2 Shares    2003      410  1.200 - 1.205      494      0.04   0.60 - 1.30       7.60 - 20.50
  Templeton Global Asset Allocation Fund
    - Class 1 Shares                                2003    4,937  1.688 - 1.775    8,578      2.78   0.60 - 1.30      30.65 - 31.48
                                                    2002    4,883  1.292 - 1.350    6,472      1.98   0.60 - 1.30    (8.68) - (4.73)
                                                    2001    5,204  1.366 - 1.417    7,265      1.43   0.60 - 1.30  (10.89) - (10.26)
  Templeton Growth Securities Fund -
    Class 1 Shares                                  2003   12,172  1.660 - 1.746   20,856      1.69   0.60 - 1.30      30.91 - 31.87
                                                    2002   12,453  1.268 - 1.324   16,228      2.40   0.60 - 1.30  (19.34) - (18.82)
                                                    2001   13,096  1.572 - 1.631   21,077      2.04   0.60 - 1.30    (2.30) - (1.57)
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                            2003      792  0.941 - 0.959      755      0.84   0.60 - 1.30      23.01 - 23.74
                                                    2002      455  0.765 - 0.775      351      2.50   0.60 - 1.30  (19.26) - (17.99)
                                                    2001       80  0.940 - 0.945       75      0.11   0.60 - 1.30    (5.70) - (1.57)

  Equity Index Portfolio - Class II Shares          2003   22,712  0.815 - 0.842   18,912      1.09   0.60 - 1.30      25.97 - 27.00
                                                    2002   19,638  0.647 - 0.663   12,900      2.06   0.60 - 1.30  (23.34) - (22.82)
                                                    2001   13,716  0.844 - 0.859   11,713      0.74   0.60 - 1.30   (13.44) - (6.83)

  Fundamental Value Portfolio                       2003    4,424  0.979 - 0.998    4,385      0.69   0.60 - 1.30      36.73 - 37.85
                                                    2002    3,352  0.716 - 0.724    2,417      1.54   0.60 - 1.30  (22.26) - (21.73)
                                                    2001      810  0.921 - 0.925      748      0.12   0.60 - 1.30      (7.60) - 0.88
JANUS ASPEN SERIES
  Balanced Portfolio - Service Shares               2003    3,548  0.992 - 1.011    3,573      1.94   0.60 - 1.30      12.22 - 13.09
                                                    2002    2,785  0.884 - 0.894    2,485      2.42   0.60 - 1.30    (7.82) - (6.54)
                                                    2001    1,236  0.959 - 0.964    1,191      1.80   0.60 - 1.30      (3.80) - 6.67

  Mid Cap Growth Portfolio - Service Shares         2003    1,047  0.727 - 0.740      773        --   0.60 - 1.30      16.16 - 33.82
                                                    2002      849  0.546 - 0.553      469        --   0.60 - 1.30  (29.09) - (28.46)
                                                    2001      339  0.770 - 0.773      262        --   0.60 - 1.30     (22.80) - 2.80

  Worldwide Growth Portfolio - Service Shares       2003    2,057  0.749 - 0.763    1,566      0.85   0.60 - 1.30      21.54 - 22.87
                                                    2002    1,912  0.614 - 0.621    1,185      0.72   0.60 - 1.30  (26.64) - (26.16)
                                                    2001      864  0.837 - 0.841      726      0.14   0.60 - 1.30     (16.00) - 8.83
PIMCO VARIABLE INSURANCE TRUST
  Total Return Portfolio - Administrative Class     2003    3,563  1.176 - 1.198    4,252      2.83   0.60 - 1.30        3.70 - 4.36
                                                    2002    2,749  1.134 - 1.148    3,148      4.04   0.60 - 1.30        7.59 - 8.40
                                                    2001      365  1.054 - 1.059      386      2.65   0.60 - 1.30      (1.95) - 5.70

                                                                                            INVEST-     EXPENSE
                                                   YEAR             UNIT VALUE      NET     MENT(1)     RATIO(2)    TOTAL RETURN(3)
                                                  ENDED    UNITS     LOWEST TO    ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                  DEC 31   (000S)   HIGHEST ($)   ($000S)  RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                  ------  -------  -------------  -------  ---------  -----------  -----------------
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth Fund -
    Class IB Shares                                 2003      120  0.730 - 0.744       89        --   0.60 - 1.30      30.36 - 31.22
                                                    2002      166  0.560 - 0.567       94        --   0.60 - 1.30  (30.52) - (30.00)
                                                    2001       58  0.806 - 0.810       47        --   0.60 - 1.30    (19.10) - 22.27
  Putnam VT International Equity Fund -
    Class IB Shares                                 2003    1,973  0.885 - 0.901    1,773      0.76   0.60 - 1.30      26.97 - 27.80
                                                    2002    1,440  0.697 - 0.705    1,014      0.55   0.60 - 1.30  (18.76) - (15.88)
                                                    2001      424  0.858 - 0.862      365        --   0.60 - 1.30     (13.90) - 2.50
  Putnam VT Small Cap Value Fund - Class
    IB Shares                                       2003    2,145  1.298 - 1.322    2,828      0.30   0.60 - 1.30      47.67 - 48.71
                                                    2002    1,532  0.879 - 0.889    1,359      0.11   0.60 - 1.30  (19.28) - (18.00)
                                                    2001      358  1.089 - 1.094      392        --   0.60 - 1.30       2.92 - 22.77
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
  All Cap Fund - Class I                            2003    6,152  1.645 - 1.706   10,378      0.28   0.60 - 1.30      37.20 - 38.25
                                                    2002    5,324  1.199 - 1.234    6,512      0.50   0.60 - 1.30  (25.99) - (25.53)
                                                    2001    3,421  1.620 - 1.657    5,629      1.04   0.60 - 1.30        0.56 - 6.43

  Investors Fund - Class I                          2003    2,322  1.418 - 1.471    3,375      1.49   0.60 - 1.30      30.69 - 31.57
                                                    2002    2,119  1.085 - 1.118    2,347      1.28   0.60 - 1.30  (24.07) - (23.53)
                                                    2001    1,704  1.429 - 1.462    2,475      1.31   0.60 - 1.30    (5.36) - (4.69)

  Small Cap Growth Fund - Class I                   2003    1,028  0.919 - 0.937      961        --   0.60 - 1.30      47.04 - 48.03
                                                    2002      721  0.625 - 0.633      456        --   0.60 - 1.30  (35.57) - (34.21)
                                                    2001      201  0.970 - 0.975      196        --   0.60 - 1.30     (2.60) - 28.14

  Total Return Fund - Class I                       2003      652  1.154 - 1.198      768      1.77   0.60 - 1.30      14.37 - 15.30
                                                    2002      585  1.009 - 1.039      600      1.63   0.60 - 1.30    (8.02) - (7.48)
                                                    2001      386  1.097 - 1.123      429      2.39   0.60 - 1.30      (1.96) - 6.40
SMITH BARNEY INVESTMENT SERIES
  Smith Barney Large Cap Core Portfolio             2003      280  0.796 - 0.811      225      0.58   0.60 - 1.30      21.90 - 22.69
                                                    2002      175  0.653 - 0.661      115      0.95   0.60 - 1.30  (26.96) - (26.47)
                                                    2001       35  0.894 - 0.899       32        --   0.60 - 1.30    (10.30) - 12.31
  Smith Barney Premier Selections All
    Cap Growth Portfolio                            2003       92  0.857 - 0.873       80        --   0.60 - 1.30      32.46 - 33.49
                                                    2002       68  0.647 - 0.654       44      0.06   0.60 - 1.30   (27.71) - (1.52)
                                                    2001       44  0.895 - 0.899       40        --   0.60 - 1.30    (10.20) - 12.13
STRONG VARIABLE INSURANCE FUNDS, INC.
  Strong Multi Cap Value Fund II                    2003      792  1.401 - 1.454    1,138      0.11   0.60 - 1.30      36.68 - 37.56
                                                    2002      758  1.025 - 1.057      794      0.61   0.60 - 1.30  (24.19) - (23.57)
                                                    2001      320  1.352 - 1.383      440      0.01   0.60 - 1.30     (1.14) - 13.23
THE TRAVELERS SERIES TRUST
  Convertible Securities Portfolio                  2003      203  1.364 - 1.407      283      4.17   0.60 - 1.30      24.57 - 25.51
                                                    2002      124  1.095 - 1.121      137      6.17   0.60 - 1.30    (8.14) - (7.51)
                                                    2001      179  1.192 - 1.212      216      1.69   0.60 - 1.30    (2.13) - (1.46)

  Disciplined Mid Cap Stock Portfolio               2003    5,146  1.755 - 1.821    9,287      0.35   0.60 - 1.30      32.05 - 32.92
                                                    2002    4,090  1.329 - 1.370    5,557      0.65   0.60 - 1.30  (15.46) - (14.80)
                                                    2001    2,490  1.572 - 1.608    3,975      0.31   0.60 - 1.30    (5.24) - (4.63)

  Equity Income Portfolio                           2003   15,784  1.330 - 1.391   21,579      0.94   0.60 - 1.30      29.50 - 30.37
                                                    2002   16,107  1.027 - 1.067   16,926      1.16   0.60 - 1.30  (15.05) - (14.43)
                                                    2001   14,182  1.209 - 1.247   17,480      1.15   0.60 - 1.30    (7.85) - (7.15)

                                                                                            INVEST-     EXPENSE
                                                   YEAR             UNIT VALUE      NET     MENT(1)     RATIO(2)    TOTAL RETURN(3)
                                                  ENDED    UNITS     LOWEST TO    ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                  DEC 31   (000S)   HIGHEST ($)   ($000S)  RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                  ------  -------  -------------  -------  ---------  -----------  -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Federated High Yield Portfolio                    2003      266  1.199 - 1.252      327      7.79   0.60 - 1.30      20.87 - 21.67
                                                    2002      247  0.992 - 1.029      250     15.57   0.60 - 1.30        2.37 - 6.19
                                                    2001      274  0.969 - 0.990      270     11.51   0.80 - 1.30        0.62 - 1.12

  Federated Stock Portfolio                         2003    2,743  1.347 - 1.410    3,806      1.47   0.60 - 1.30      25.89 - 26.91
                                                    2002    2,993  1.070 - 1.111    3,281      3.03   0.60 - 1.30  (20.33) - (19.84)
                                                    2001    2,206  1.343 - 1.386    3,019      1.19   0.60 - 1.30      (0.57) - 0.81

  Large Cap Portfolio                               2003   14,307  1.132 - 1.184   16,654      0.40   0.60 - 1.30      23.04 - 23.98
                                                    2002   14,465  0.920 - 0.955   13,622      0.49   0.60 - 1.30  (23.78) - (23.29)
                                                    2001   14,058  1.207 - 1.245   17,297      0.52   0.60 - 1.30  (18.39) - (17.82)

  Lazard International Stock Portfolio              2003    2,070  0.907 - 0.949    1,928      1.89   0.60 - 1.30      26.85 - 27.90
                                                    2002    2,200  0.715 - 0.742    1,608      2.17   0.60 - 1.30  (14.06) - (13.52)
                                                    2001    2,109  0.832 - 0.858    1,787      0.17   0.60 - 1.30  (27.15) - (14.29)

  Merrill Lynch Large Cap Core Portfolio            2003    1,191  0.957 - 0.993    1,168      0.69   0.60 - 1.30      19.63 - 20.51
                                                    2002    1,299  0.800 - 0.824    1,059      0.56   0.60 - 1.30  (26.13) - (25.63)
                                                    2001    1,385  1.083 - 1.108    1,524      0.04   0.60 - 1.30  (23.46) - (22.89)

  MFS Emerging Growth Portfolio                     2003      177  0.672 - 0.684      120        --   0.60 - 1.30      27.51 - 28.33
                                                    2002       81  0.527 - 0.533       43        --   0.60 - 1.30  (35.10) - (34.68)
                                                    2001       21  0.812 - 0.816       17        --   0.60 - 1.30     (18.50) - 0.62

  MFS Mid Cap Growth Portfolio                      2003    5,251  1.090 - 1.131    5,852        --   0.60 - 1.30      35.24 - 36.27
                                                    2002    5,016  0.806 - 0.830    4,116        --   0.60 - 1.30  (49.50) - (49.17)
                                                    2001    4,207  1.596 - 1.633    6,811        --   0.60 - 1.30  (24.65) - (24.12)

  Pioneer Fund Portfolio                            2003    2,802  1.153 - 1.213    3,333      1.54   0.60 - 1.30      22.14 - 23.02
                                                    2002    2,722  0.944 - 0.986    2,639      7.00   0.60 - 1.30  (31.09) - (30.61)
                                                    2001    2,695  1.370 - 1.421    3,778      1.86   0.60 - 1.30  (24.02) - (23.48)

  Social Awareness Stock Portfolio                  2003    6,563  1.497 - 1.575   10,110      0.56   0.60 - 1.30      27.19 - 28.05
                                                    2002    6,876  1.177 - 1.230    8,298      0.89   0.60 - 1.30  (25.83) - (25.27)
                                                    2001    6,733  1.587 - 1.646   10,913      0.42   0.60 - 1.30  (16.74) - (16.19)

  Travelers Quality Bond Portfolio                  2003    4,269  1.342 - 1.402    5,884      4.64   0.60 - 1.30        5.59 - 6.37
                                                    2002    4,653  1.271 - 1.318    6,047      7.81   0.60 - 1.30        4.44 - 5.10
                                                    2001    3,953  1.217 - 1.254    4,901      3.43   0.60 - 1.30        5.73 - 6.54

  U.S. Government Securities Portfolio              2003    7,210  1.574 - 1.655   11,703      4.90   0.60 - 1.30        1.42 - 2.10
                                                    2002    7,122  1.552 - 1.621   11,349      8.06   0.60 - 1.30      12.22 - 12.96
                                                    2001    4,336  1.383 - 1.435    6,131      4.00   0.60 - 1.30        4.46 - 5.21
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio                2003    2,416  0.829 - 0.845    2,028        --   0.60 - 1.30       7.17 - 28.61
                                                    2002    2,343  0.650 - 0.657    1,533        --   0.60 - 1.30  (24.77) - (24.40)
                                                    2001       41  0.864 - 0.869       36        --   0.60 - 1.30    (13.30) - 16.89

                                                                                            INVEST-     EXPENSE
                                                   YEAR             UNIT VALUE      NET     MENT(1)     RATIO(2)    TOTAL RETURN(3)
                                                  ENDED    UNITS     LOWEST TO    ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                  DEC 31   (000S)   HIGHEST ($)   ($000S)  RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                  ------  -------  -------------  -------  ---------  -----------  -----------------
TRAVELERS SERIES FUND INC. (CONTINUED)
  MFS Total Return Portfolio                        2003   12,880  1.706 - 1.794   22,689      2.38   0.60 - 1.30      15.04 - 15.82
                                                    2002   12,280  1.483 - 1.549   18,717      6.90   0.60 - 1.30    (6.49) - (5.84)
                                                    2001    8,720  1.586 - 1.645   14,173      2.65   0.60 - 1.30    (1.31) - (0.60)

  Pioneer Strategic Income Portfolio                2003    1,651  1.340 - 1.409    2,277      9.64   0.60 - 1.30      18.06 - 18.80
                                                    2002    1,509  1.135 - 1.186    1,756     23.08   0.60 - 1.30        4.51 - 5.24
                                                    2001    1,618  1.086 - 1.127    1,795      7.93   0.60 - 1.30        2.84 - 3.58
  SB Adjustable Rate Income Portfolio -
    Class I Shares                                  2003        1          1.002        1      0.34          0.60               0.20

  Smith Barney Aggressive Growth Portfolio          2003    7,500  0.835 - 0.851    6,345        --   0.60 - 1.30      32.75 - 33.81
                                                    2002    5,161  0.629 - 0.636    3,272        --   0.60 - 1.30  (33.51) - (33.05)
                                                    2001    1,387  0.946 - 0.950    1,316        --   0.60 - 1.30     (8.83) - 20.97

  Smith Barney High Income Portfolio                2003    1,307  1.219 - 1.281    1,640      8.14   0.60 - 1.30      25.93 - 26.71
                                                    2002    1,132  0.968 - 1.011    1,123     22.80   0.60 - 1.30    (4.54) - (3.81)
                                                    2001    1,203  1.014 - 1.051    1,246     12.06   0.60 - 1.30    (4.97) - (4.37)
  Smith Barney International All Cap
    Growth Portfolio                                2003    5,260  0.846 - 0.890    4,590      1.06   0.60 - 1.30      25.89 - 26.78
                                                    2002    5,518  0.672 - 0.702    3,811      1.01   0.60 - 1.30  (26.72) - (26.18)
                                                    2001    5,444  0.917 - 0.951    5,106        --   0.60 - 1.30  (32.07) - (31.58)

  Smith Barney Large Cap Value Portfolio            2003    5,894  1.328 - 1.398    8,139      1.85   0.60 - 1.30      25.88 - 26.86
                                                    2002    5,695  1.055 - 1.102    6,207      4.12   0.60 - 1.30  (26.38) - (25.84)
                                                    2001    5,358  1.433 - 1.486    7,881      1.35   0.60 - 1.30    (9.36) - (8.72)
  Smith Barney Large Capitalization
    Growth Portfolio                                2003    4,607  1.452 - 1.508    6,846      0.02   0.60 - 1.30      45.64 - 46.69
                                                    2002    4,345  0.997 - 1.028    4,414      0.36   0.60 - 1.30  (25.76) - (25.24)
                                                    2001    4,277  1.343 - 1.375    5,828        --   0.60 - 1.30  (13.63) - (13.03)

  Smith Barney Money Market Portfolio               2003    4,222  1.194 - 1.257    5,177      0.66   0.60 - 1.30      (0.67) - 0.08
                                                    2002    4,781  1.202 - 1.256    5,876      1.26   0.60 - 1.30        0.00 - 0.72
                                                    2001    4,451  1.202 - 1.247    5,453      3.59   0.60 - 1.30        2.30 - 3.06

  Strategic Equity Portfolio                        2003   31,777  1.334 - 1.404   43,833        --   0.60 - 1.30      30.78 - 31.83
                                                    2002   33,264  1.020 - 1.065   34,911      0.59   0.60 - 1.30  (34.45) - (34.01)
                                                    2001   34,857  1.556 - 1.614   55,564      0.20   0.60 - 1.30  (14.46) - (13.87)
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares              2003      124  1.256 - 1.258      155        --   0.60 - 0.90       9.12 - 25.80

  Emerging Growth Portfolio - Class II Shares       2003      629  0.679 - 0.692      433        --   0.60 - 1.30       5.54 - 26.28
                                                    2002      446  0.542 - 0.548      243      0.03   0.60 - 1.30  (33.50) - (33.09)
                                                    2001       82  0.815 - 0.819       67        --   0.60 - 1.30    (18.20) - 11.48

  Enterprise Portfolio - Class II Shares            2003      123  0.784 - 0.799       97      0.24   0.60 - 1.30      11.57 - 25.04
                                                    2002       97  0.632 - 0.639       61      0.05   0.60 - 1.30  (30.47) - (28.64)
                                                    2001       15  0.909 - 0.913       14        --   0.60 - 1.30     (8.80) - 18.51
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth
    Opportunities Portfolio                         2003      455  0.973 - 0.991      450        --   0.60 - 1.30      40.20 - 41.17
                                                    2002      339  0.694 - 0.702      237        --   0.60 - 1.30  (26.64) - (25.96)
                                                    2001       78  0.946 - 0.950       74        --   0.60 - 1.30     (5.66) - 22.38

                                                                                            INVEST-     EXPENSE
                                                   YEAR             UNIT VALUE      NET     MENT(1)     RATIO(2)    TOTAL RETURN(3)
                                                  ENDED    UNITS     LOWEST TO    ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                  DEC 31   (000S)   HIGHEST ($)   ($000S)  RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                  ------  -------  -------------  -------  ---------  -----------  -----------------
VARIABLE INSURANCE PRODUCTS FUND
  Equity - Income Portfolio - Initial Class         2003   14,930  1.614 - 1.698   24,870      1.80   0.60 - 1.30      28.61 - 29.52
                                                    2002   15,555  1.255 - 1.311   20,059      1.79   0.60 - 1.30  (17.97) - (17.44)
                                                    2001   17,148  1.530 - 1.588   26,859      1.73   0.60 - 1.30    (6.19) - (5.48)

  Growth Portfolio - Initial Class                  2003   26,360  1.460 - 1.536   39,765      0.26   0.60 - 1.30      31.18 - 32.07
                                                    2002   26,480  1.113 - 1.163   30,326      0.26   0.60 - 1.30  (31.04) - (30.53)
                                                    2001   28,726  1.614 - 1.674   47,480      0.08   0.60 - 1.30  (18.69) - (18.14)

  High Income Portfolio - Initial Class             2003    2,520  1.014 - 1.066    2,634      7.19   0.60 - 1.30      25.65 - 26.45
                                                    2002    2,589  0.807 - 0.843    2,145     11.30   0.60 - 1.30        2.15 - 2.80
                                                    2001    2,879  0.790 - 0.820    2,327     13.79   0.60 - 1.30  (12.90) - (12.21)
VARIABLE INSURANCE PRODUCTS FUND II
  Asset Manager Portfolio - Initial Class           2003    8,687  1.463 - 1.539   13,123      3.57   0.60 - 1.30      16.48 - 17.30
                                                    2002    9,186  1.256 - 1.312   11,866      4.16   0.60 - 1.30    (9.90) - (9.27)
                                                    2001   10,582  1.394 - 1.446   15,105      4.27   0.60 - 1.30    (5.36) - (4.68)

  Contrafund(R) Portfolio - Service Class 2         2003    6,001  1.069 - 1.089    6,515      0.26   0.60 - 1.30      26.51 - 27.37
                                                    2002    4,314  0.845 - 0.855    3,677      0.50   0.60 - 1.30   (10.77) - (8.23)
                                                    2001    1,537  0.947 - 0.951    1,462        --   0.60 - 1.30      (5.00) - 3.15
VARIABLE INSURANCE PRODUCTS FUND III
  Dynamic Capital Appreciation Portfolio
    - Service Class 2                               2003      188  0.950 - 0.968      181        --   0.60 - 1.30       2.58 - 24.26
                                                    2002      141  0.770 - 0.779      110      0.28   0.60 - 1.30    (8.77) - (8.14)
                                                    2001       15  0.844 - 0.848       12        --   0.60 - 1.30    (15.30) - 24.12

  Mid Cap Portfolio - Service Class 2               2003    2,634  1.247 - 1.270    3,336      0.20   0.60 - 1.30      36.43 - 49.70
                                                    2002    1,414  0.914 - 0.924    1,304      0.38   0.60 - 1.30   (11.18) - (8.31)
                                                    2001      261  1.029 - 1.034      269        --   0.60 - 1.30       2.58 - 12.95


(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum values.

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                   DREYFUS
                                                     CAPITAL                     STOCK INDEX
                                                   APPRECIATION                     FUND -                      HIGH YIELD
                                                       FUND                     INITIAL SHARES                  BOND TRUST
                                           ---------------------------   ---------------------------   ----------------------------
                                               2003           2002           2003           2002           2003            2002
                                               ----           ----           ----           ----           ----            ----
Accumulation and annuity units
  beginning of year ....................     44,681,198     45,401,016     14,628,241     14,780,358      3,226,065       2,849,547
Accumulation units purchased and
  transferred from other funding options      7,380,195     11,501,122      3,994,657      3,699,985      1,365,934       1,408,325
Accumulation units redeemed and
  transferred to other funding options .     (8,800,171)   (12,220,940)    (3,629,402)    (3,852,102)      (863,962)     (1,031,807)
Annuity units ..........................             --             --             --             --             --              --
                                           ------------   ------------   ------------   ------------   ------------    ------------
Accumulation and annuity units
  end of year ..........................     43,261,222     44,681,198     14,993,496     14,628,241      3,728,037       3,226,065
                                           ============   ============   ============   ============   ============    ============

                                                                                                                AIM V.I.
                                                                                                                 PREMIER
                                                                                  MONEY                          EQUITY
                                                      MANAGED                     MARKET                         FUND -
                                                   ASSETS TRUST                  PORTFOLIO                      SERIES I
                                           ---------------------------   ---------------------------   ----------------------------
                                               2003           2002           2003           2002           2003            2002
                                               ----           ----           ----           ----           ----            ----
Accumulation and annuity units
  beginning of year ....................     23,202,462     22,664,303     13,382,758      8,654,758        526,382         220,068
Accumulation units purchased and
  transferred from other funding options      2,864,277      5,176,366     15,357,362     26,880,774        223,745         396,958
Accumulation units redeemed and
  transferred to other funding options .     (3,673,910)    (4,638,207)   (16,935,270)   (22,152,774)      (140,495)        (90,644)
Annuity units ..........................             --             --             --             --             --              --
                                           ------------   ------------   ------------   ------------   ------------    ------------
Accumulation and annuity units
  end of year ..........................     22,392,829     23,202,462     11,804,850     13,382,758        609,632         526,382
                                           ============   ============   ============   ============   ============    ============

                                                    CITISTREET                   CITISTREET                    CITISTREET
                                                   DIVERSIFIED                  INTERNATIONAL                 LARGE COMPANY
                                                   BOND FUND -                  STOCK FUND -                   STOCK FUND -
                                                     CLASS I                       CLASS I                       CLASS I
                                           ---------------------------   ---------------------------   ----------------------------
                                               2003           2002           2003           2002           2003            2002
                                               ----           ----           ----           ----           ----            ----
Accumulation and annuity units
  beginning of year ....................     70,559,839     63,795,361     69,771,282     57,697,352     94,933,719      77,890,802
Accumulation units purchased and
  transferred from other funding options     20,910,662     28,279,392     25,717,096     33,165,910     33,301,722      38,228,911
Accumulation units redeemed and
  transferred to other funding options .    (24,261,797)   (21,506,048)   (33,983,914)   (21,090,627)   (28,122,555)    (21,183,776)
Annuity units ..........................         (8,637)        (8,866)        (1,318)        (1,353)        (2,160)         (2,218)
                                           ------------   ------------   ------------   ------------   ------------    ------------
Accumulation and annuity units
  end of year ..........................     67,200,067     70,559,839     61,503,146     69,771,282    100,110,726      94,933,719
                                           ============   ============   ============   ============   ============    ============

                                                                                                                DELAWARE
                                                    CITISTREET                                                  VIP REIT
                                                  SMALL COMPANY                   EMERGING                      SERIES -
                                                   STOCK FUND -                    MARKETS                      STANDARD
                                                     CLASS I                      PORTFOLIO                       CLASS
                                           ---------------------------   ---------------------------   ----------------------------
                                               2003           2002           2003           2002           2003            2002
                                               ----           ----           ----           ----           ----            ----
Accumulation and annuity units
  beginning of year ....................     39,741,839     35,966,986        859,590        813,920      1,255,100         445,847
Accumulation units purchased and
  transferred from other funding options     17,298,383     14,152,235        192,680        278,685        790,942       1,018,001
Accumulation units redeemed and
  transferred to other funding options .    (13,452,773)   (10,375,229)      (211,147)      (233,015)      (434,082)       (208,748)
Annuity units ..........................         (2,098)        (2,153)            --             --             --              --
                                           ------------   ------------   ------------   ------------   ------------    ------------
Accumulation and annuity units
  end of year ..........................     43,585,351     39,741,839        841,123        859,590      1,611,960       1,255,100
                                           ============   ============   ============   ============   ============    ============

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                     DELAWARE                                                 DREYFUS VIF
                                                    VIP SMALL                    DREYFUS VIF                  DEVELOPING
                                                    CAP VALUE                   APPRECIATION                    LEADERS
                                                     SERIES -                    PORTFOLIO -                  PORTFOLIO -
                                                  STANDARD CLASS               INITIAL SHARES                INITIAL SHARES
                                           ---------------------------   ---------------------------   ----------------------------
                                               2003           2002           2003           2002           2003            2002
                                               ----           ----           ----           ----           ----            ----
Accumulation and annuity units
  beginning of year ....................      2,374,109      1,211,495     18,325,175     19,501,874      9,248,016       7,242,852
Accumulation units purchased and
  transferred from other funding options      1,080,651      1,801,695      2,729,707      3,815,385      2,939,834       4,377,966
Accumulation units redeemed and
  transferred to other funding options .       (512,145)      (639,081)    (3,628,603)    (4,992,084)    (2,451,363)     (2,372,802)
Annuity units ..........................             --             --             --             --             --              --
                                           ------------   ------------   ------------   ------------   ------------    ------------
Accumulation and annuity units
  end of year ..........................      2,942,615      2,374,109     17,426,279     18,325,175      9,736,487       9,248,016
                                           ============   ============   ============   ============   ============    ============

                                                                                  TEMPLETON                    TEMPLETON
                                                   MUTUAL SHARES                GLOBAL ASSET                 GLOBAL INCOME
                                                    SECURITIES                    ALLOCATION                   SECURITIES
                                                      FUND -                        FUND -                       FUND -
                                                     CLASS 2                       CLASS 1                       CLASS 1
                                                      SHARES                        SHARES                       SHARES
                                           ---------------------------   ---------------------------   ----------------------------
                                               2003           2002           2003           2002           2003            2002
                                               ----           ----           ----           ----           ----            ----
Accumulation and annuity units
  beginning of year ....................             --             --      4,882,745      5,204,296             --         400,354
Accumulation units purchased and
  transferred from other funding options        557,233             --        480,780        727,577             --         103,998
Accumulation units redeemed and
  transferred to other funding options .       (147,164)            --       (426,480)    (1,049,128)            --        (504,352)
Annuity units ..........................             --             --             --             --             --              --
                                           ------------   ------------   ------------   ------------   ------------    ------------
Accumulation and annuity units
  end of year ..........................        410,069             --      4,937,045      4,882,745             --              --
                                           ============   ============   ============   ============   ============    ============

                                                     TEMPLETON
                                                      GROWTH
                                                    SECURITIES                                                EQUITY INDEX
                                                      FUND -                                                  PORTFOLIO -
                                                     CLASS 1                    APPRECIATION                    CLASS II
                                                      SHARES                     PORTFOLIO                       SHARES
                                           ---------------------------   ---------------------------   ----------------------------
                                               2003           2002           2003           2002           2003            2002
                                               ----           ----           ----           ----           ----            ----
Accumulation and annuity units
  beginning of year ....................     12,453,182     13,095,893        454,923         79,875     19,637,662      13,715,645
Accumulation units purchased and
  transferred from other funding options      1,398,855      1,542,021        596,259        473,153      7,260,706       9,240,425
Accumulation units redeemed and
  transferred to other funding options .     (1,679,753)    (2,184,732)      (259,592)       (98,105)    (4,186,001)     (3,318,408)
Annuity units ..........................             --             --             --             --             --              --
                                           ------------   ------------   ------------   ------------   ------------    ------------
Accumulation and annuity units
  end of year ..........................     12,172,284     12,453,182        791,590        454,923     22,712,367      19,637,662
                                           ============   ============   ============   ============   ============    ============

                                                                                                                 MID CAP
                                                                                  BALANCED                       GROWTH
                                                                                 PORTFOLIO -                    PORTFOLIO -
                                                   FUNDAMENTAL                     SERVICE                        SERVICE
                                                 VALUE PORTFOLIO                   SHARES                         SHARES
                                           ---------------------------   ---------------------------   ----------------------------
                                               2003           2002           2003           2002           2003            2002
                                               ----           ----           ----           ----           ----            ----
Accumulation and annuity units
  beginning of year ....................      3,352,186        809,715      2,784,729      1,236,202        849,265         338,558
Accumulation units purchased and
  transferred from other funding options      1,630,376      2,982,499      1,273,693      1,803,839        442,033         531,244
Accumulation units redeemed and
  transferred to other funding options .       (558,365)      (440,028)      (510,761)      (255,312)      (244,757)        (20,537)
Annuity units ..........................             --             --             --             --             --              --
                                           ------------   ------------   ------------   ------------   ------------    ------------
Accumulation and annuity units
  end of year ..........................      4,424,197      3,352,186      3,547,661      2,784,729      1,046,541         849,265
                                           ============   ============   ============   ============   ============    ============

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                                                                               TOTAL RETURN
                                                     WORLDWIDE                                                 PORTFOLIO -
                                                GROWTH PORTFOLIO -                                            ADMINISTRATIVE
                                                  SERVICE SHARES              EQUITY PORTFOLIO                    CLASS
                                           ---------------------------   ---------------------------   ----------------------------
                                               2003           2002           2003           2002           2003            2002
                                               ----           ----           ----           ----           ----            ----
Accumulation and annuity units
  beginning of year ....................      1,911,749        863,867             --      1,322,889      2,749,155         364,804
Accumulation units purchased and
  transferred from other funding options        606,697      1,268,455             --        146,053      1,932,525       2,795,368
Accumulation units redeemed and
  transferred to other funding options .       (461,268)      (220,573)            --     (1,468,942)    (1,118,432)       (411,017)
Annuity units ..........................             --             --             --             --             --              --
                                           ------------   ------------   ------------   ------------   ------------    ------------
Accumulation and annuity units
  end of year ..........................      2,057,178      1,911,749             --             --      3,563,248       2,749,155
                                           ============   ============   ============   ============   ============    ============

                                                    PUTNAM VT                    PUTNAM VT                      PUTNAM VT
                                                    DISCOVERY                   INTERNATIONAL                   SMALL CAP
                                                  GROWTH FUND -                 EQUITY FUND -                  VALUE FUND -
                                                    CLASS IB                      CLASS IB                       CLASS IB
                                                     SHARES                        SHARES                         SHARES
                                           ---------------------------   ---------------------------   ----------------------------
                                               2003           2002           2003           2002           2003            2002
                                               ----           ----           ----           ----           ----            ----
Accumulation and annuity units
  beginning of year ....................        165,677         57,681      1,440,437        424,061      1,531,568         358,242
Accumulation units purchased and
  transferred from other funding options        176,532        115,385      4,226,400      2,826,955      1,120,768       1,540,117
Accumulation units redeemed and
  transferred to other funding options .       (222,458)        (7,389)    (3,693,980)    (1,810,579)      (506,985)       (366,791)
Annuity units ..........................             --             --             --             --             --              --
                                           ------------   ------------   ------------   ------------   ------------    ------------
Accumulation and annuity units
  end of year ..........................        119,751        165,677      1,972,857      1,440,437      2,145,351       1,531,568
                                           ============   ============   ============   ============   ============    ============

                                                                                                                SMALL CAP
                                                      ALL CAP                     INVESTORS                   GROWTH FUND -
                                                  FUND - CLASS I                FUND - CLASS I                   CLASS I
                                           ---------------------------   ---------------------------   ----------------------------
                                               2003           2002           2003           2002           2003            2002
                                               ----           ----           ----           ----           ----            ----
Accumulation and annuity units
  beginning of year ....................      5,324,154      3,421,301      2,119,049      1,704,146        720,621         200,995
Accumulation units purchased and
  transferred from other funding options      2,337,779      2,998,437        670,978        887,387        465,831         652,923
Accumulation units redeemed and
  transferred to other funding options .     (1,509,481)    (1,095,584)      (468,000)      (472,484)      (158,922)       (133,297)
Annuity units ..........................             --             --             --             --             --              --
                                           ------------   ------------   ------------   ------------   ------------    ------------
Accumulation and annuity units
  end of year ..........................      6,152,452      5,324,154      2,322,027      2,119,049      1,027,530         720,621
                                           ============   ============   ============   ============   ============    ============

                                                                                                              SMITH BARNEY
                                                                                                                 PREMIER
                                                                                                               SELECTIONS
                                                                                SMITH BARNEY                     ALL CAP
                                                   TOTAL RETURN                   LARGE CAP                       GROWTH
                                                  FUND - CLASS I               CORE PORTFOLIO                   PORTFOLIO
                                           ---------------------------   ---------------------------   ----------------------------
                                               2003           2002           2003           2002           2003            2002
                                               ----           ----           ----           ----           ----            ----
Accumulation and annuity units
  beginning of year ....................        584,840        386,121        174,915         35,461         67,996          44,101
Accumulation units purchased and
  transferred from other funding options        132,008        275,321        157,490        169,612         55,212          35,759
Accumulation units redeemed and
  transferred to other funding options .        (64,493)       (76,602)       (52,226)       (30,158)       (31,316)        (11,864)
Annuity units ..........................             --             --             --             --             --              --
                                           ------------   ------------   ------------   ------------   ------------    ------------
Accumulation and annuity units
  end of year ..........................        652,355        584,840        280,179        174,915         91,892          67,996
                                           ============   ============   ============   ============   ============    ============

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                   STRONG MULTI                   MONTGOMERY                   CONVERTIBLE
                                                    CAP VALUE                  VARIABLE SERIES:                 SECURITIES
                                                      FUND II                    GROWTH FUND                    PORTFOLIO
                                           ---------------------------   ---------------------------   ----------------------------
                                               2003           2002           2003           2002           2003            2002
                                               ----           ----           ----           ----           ----            ----
Accumulation and annuity units
  beginning of year ....................        757,672        319,967             --        342,056        123,822         179,273
Accumulation units purchased and
  transferred from other funding options        245,319        555,990             --         52,493         88,606         135,762
Accumulation units redeemed and
  transferred to other funding options .       (211,339)      (118,285)            --       (394,549)        (9,728)       (191,213)
Annuity units ..........................             --             --             --             --             --              --
                                           ------------   ------------   ------------   ------------   ------------    ------------
Accumulation and annuity units
  end of year ..........................        791,652        757,672             --             --        202,700         123,822
                                           ============   ============   ============   ============   ============    ============

                                                   DISCIPLINED
                                                     MID CAP                      EQUITY                       FEDERATED
                                                      STOCK                       INCOME                       HIGH YIELD
                                                    PORTFOLIO                    PORTFOLIO                      PORTFOLIO
                                           ---------------------------   ---------------------------   ----------------------------
                                               2003           2002           2003           2002           2003            2002
                                               ----           ----           ----           ----           ----            ----
Accumulation and annuity units
  beginning of year ....................      4,090,294      2,489,623     16,107,301     14,182,441        247,093         273,857
Accumulation units purchased and
  transferred from other funding options      2,183,585      2,954,964      3,268,539      5,737,860         47,283          82,411
Accumulation units redeemed and
  transferred to other funding options .     (1,128,170)    (1,354,293)    (3,592,252)    (3,813,000)       (28,478)       (109,175)
Annuity units ..........................             --             --             --             --             --              --
                                           ------------   ------------   ------------   ------------   ------------    ------------
Accumulation and annuity units
  end of year ..........................      5,145,709      4,090,294     15,783,588     16,107,301        265,898         247,093
                                           ============   ============   ============   ============   ============    ============

                                                                                                                 LAZARD
                                                                                                              INTERNATIONAL
                                                    FEDERATED                     LARGE CAP                       STOCK
                                                 STOCK PORTFOLIO                  PORTFOLIO                     PORTFOLIO
                                           ---------------------------   ---------------------------   ----------------------------
                                               2003           2002           2003           2002           2003            2002
                                               ----           ----           ----           ----           ----            ----
Accumulation and annuity units
  beginning of year ....................      2,992,630      2,205,771     14,464,628     14,057,786      2,200,072       2,108,675
Accumulation units purchased and
  transferred from other funding options        493,174      1,230,847      2,637,132      3,714,690        532,355         723,561
Accumulation units redeemed and
  transferred to other funding options .       (743,213)      (443,988)    (2,794,811)    (3,307,848)      (662,707)       (632,164)
Annuity units ..........................             --             --             --             --             --              --
                                           ------------   ------------   ------------   ------------   ------------    ------------
Accumulation and annuity units
  end of year ..........................      2,742,591      2,992,630     14,306,949     14,464,628      2,069,720       2,200,072
                                           ============   ============   ============   ============   ============    ============

                                                 MERRILL LYNCH                      MFS
                                                   LARGE CAP                      EMERGING                      MFS MID
                                                      CORE                         GROWTH                     CAP GROWTH
                                                    PORTFOLIO                    PORTFOLIO                     PORTFOLIO
                                           ---------------------------   ---------------------------   ----------------------------
                                               2003           2002           2003           2002           2003            2002
                                               ----           ----           ----           ----           ----            ----
Accumulation and annuity units
  beginning of year ....................      1,298,602      1,384,609         81,218         21,154      5,016,084       4,207,126
Accumulation units purchased and
  transferred from other funding options        221,233        448,410        103,616         68,593      1,621,369       2,086,896
Accumulation units redeemed and
  transferred to other funding options .       (328,869)      (534,417)        (7,672)        (8,529)    (1,386,625)     (1,277,938)
Annuity units ..........................             --             --             --             --             --              --
                                           ------------   ------------   ------------   ------------   ------------    ------------
Accumulation and annuity units
  end of year ..........................      1,190,966      1,298,602        177,162         81,218      5,250,828       5,016,084
                                           ============   ============   ============   ============   ============    ============

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                     PIONEER                       SOCIAL
                                                      FUND                        AWARENESS                 TRAVELERS QUALITY
                                                    PORTFOLIO                  STOCK PORTFOLIO                BOND PORTFOLIO
                                           ---------------------------   ---------------------------   ----------------------------
                                               2003           2002           2003           2002           2003            2002
                                               ----           ----           ----           ----           ----            ----
Accumulation and annuity units
  beginning of year ....................      2,722,018      2,695,140      6,876,125      6,733,030      4,653,139       3,953,187
Accumulation units purchased and
  transferred from other funding options        693,121      1,171,506      1,713,716      1,967,325      1,163,130       2,125,879
Accumulation units redeemed and
  transferred to other funding options .       (613,272)    (1,144,628)    (2,026,795)    (1,824,230)    (1,547,079)     (1,425,927)
Annuity units ..........................             --             --             --             --             --              --
                                           ------------   ------------   ------------   ------------   ------------    ------------
Accumulation and annuity units
  end of year ..........................      2,801,867      2,722,018      6,563,046      6,876,125      4,269,190       4,653,139
                                           ============   ============   ============   ============   ============    ============

                                                       U.S.
                                                    GOVERNMENT                  AIM CAPITAL                    MFS TOTAL
                                                    SECURITIES                  APPRECIATION                     RETURN
                                                    PORTFOLIO                    PORTFOLIO                     PORTFOLIO
                                           ---------------------------   ---------------------------   ----------------------------
                                               2003           2002           2003           2002           2003            2002
                                               ----           ----           ----           ----           ----            ----
Accumulation and annuity units
  beginning of year ....................      7,121,510      4,336,235      2,342,947         41,217     12,280,023       8,720,308
Accumulation units purchased and
  transferred from other funding options      3,259,117      5,725,346        501,434      2,733,148      3,466,875       5,938,966
Accumulation units redeemed and
  transferred to other funding options .     (3,170,608)    (2,940,071)      (428,249)      (431,418)    (2,866,837)     (2,379,251)
Annuity units ..........................             --             --             --             --             --              --
                                           ------------   ------------   ------------   ------------   ------------    ------------
Accumulation and annuity units
  end of year ..........................      7,210,019      7,121,510      2,416,132      2,342,947     12,880,061      12,280,023
                                           ============   ============   ============   ============   ============    ============

                                                                               SB ADJUSTABLE
                                                                                RATE INCOME                    SMITH BARNEY
                                                 PIONEER STRATEGIC              PORTFOLIO -                     AGGRESSIVE
                                                 INCOME PORTFOLIO              CLASS I SHARES                GROWTH PORTFOLIO
                                           ---------------------------   ---------------------------   ----------------------------
                                               2003           2002           2003           2002           2003            2002
                                               ----           ----           ----           ----           ----            ----
Accumulation and annuity units
  beginning of year ....................      1,509,285      1,618,296             --             --      5,160,853       1,386,885
Accumulation units purchased and
  transferred from other funding options        405,788        714,749          1,000             --      3,863,047       4,846,412
Accumulation units redeemed and
  transferred to other funding options .       (264,336)      (823,760)            --             --     (1,523,598)     (1,072,444)
Annuity units ..........................             --             --             --             --             --              --
                                           ------------   ------------   ------------   ------------   ------------    ------------
Accumulation and annuity units
  end of year ..........................      1,650,737      1,509,285          1,000             --      7,500,302       5,160,853
                                           ============   ============   ============   ============   ============    ============

                                                                                SMITH BARNEY
                                                   SMITH BARNEY                INTERNATIONAL                   SMITH BARNEY
                                                    HIGH INCOME                ALL CAP GROWTH                   LARGE CAP
                                                     PORTFOLIO                   PORTFOLIO                   VALUE PORTFOLIO
                                           ---------------------------   ---------------------------   ----------------------------
                                               2003           2002           2003           2002           2003            2002
                                               ----           ----           ----           ----           ----            ----
Accumulation and annuity units
  beginning of year ....................      1,131,866      1,203,469      5,517,864      5,443,671      5,694,600       5,358,310
Accumulation units purchased and
  transferred from other funding options        468,367      1,289,938      4,895,505      4,280,990      1,380,151       1,589,354
Accumulation units redeemed and
  transferred to other funding options .       (292,748)    (1,361,541)    (5,153,343)    (4,206,797)    (1,181,000)     (1,253,064)
Annuity units ..........................             --             --             --             --             --              --
                                           ------------   ------------   ------------   ------------   ------------    ------------
Accumulation and annuity units
  end of year ..........................      1,307,485      1,131,866      5,260,026      5,517,864      5,893,751       5,694,600
                                           ============   ============   ============   ============   ============    ============

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                  SMITH BARNEY
                                                      LARGE
                                                 CAPITALIZATION                  SMITH BARNEY
                                                     GROWTH                      MONEY MARKET                STRATEGIC EQUITY
                                                    PORTFOLIO                     PORTFOLIO                     PORTFOLIO
                                           ---------------------------   ---------------------------   ----------------------------
                                               2003           2002           2003           2002           2003            2002
                                               ----           ----           ----           ----           ----            ----
Accumulation and annuity units
  beginning of year ....................      4,345,230      4,277,056      4,780,512      4,451,201     33,264,199      34,856,647
Accumulation units purchased and
  transferred from other funding options      1,495,268      1,119,722      6,787,668      7,579,398      4,551,450       6,755,609
Accumulation units redeemed and
  transferred to other funding options .     (1,233,643)    (1,051,548)    (7,345,796)    (7,250,087)    (6,039,024)     (8,348,057)
Annuity units ..........................             --             --             --             --             --              --
                                           ------------   ------------   ------------   ------------   ------------    ------------
Accumulation and annuity units
  end of year ..........................      4,606,855      4,345,230      4,222,384      4,780,512     31,776,625      33,264,199
                                           ============   ============   ============   ============   ============    ============

                                                     COMSTOCK                     EMERGING                     ENTERPRISE
                                                    PORTFOLIO -              GROWTH PORTFOLIO -                PORTFOLIO -
                                                     CLASS II                     CLASS II                      CLASS II
                                                      SHARES                       SHARES                        SHARES
                                           ---------------------------   ---------------------------   ----------------------------
                                               2003           2002           2003           2002           2003            2002
                                               ----           ----           ----           ----           ----            ----
Accumulation and annuity units
  beginning of year ....................             --             --        445,834         82,418         96,511          15,302
Accumulation units purchased and
  transferred from other funding options        123,584             --        374,296        467,776         80,412         132,040
Accumulation units redeemed and
  transferred to other funding options .             --             --       (191,310)      (104,360)       (54,397)        (50,831)
Annuity units ..........................             --             --             --             --             --              --
                                           ------------   ------------   ------------   ------------   ------------    ------------
Accumulation and annuity units
  end of year ..........................        123,584             --        628,820        445,834        122,526          96,511
                                           ============   ============   ============   ============   ============    ============

                                                  SMITH BARNEY
                                                    SMALL CAP
                                                     GROWTH                   EQUITY - INCOME                    GROWTH
                                                 OPPORTUNITIES              PORTFOLIO - INITIAL                PORTFOLIO -
                                                    PORTFOLIO                      CLASS                      INITIAL CLASS
                                           ---------------------------   ---------------------------   ----------------------------
                                               2003           2002           2003           2002           2003            2002
                                               ----           ----           ----           ----           ----            ----
Accumulation and annuity units
  beginning of year ....................        338,553         78,363     15,555,104     17,147,627     26,480,283      28,726,030
Accumulation units purchased and
  transferred from other funding options        188,270        283,149      1,712,192      2,205,168      3,309,664       3,379,446
Accumulation units redeemed and
  transferred to other funding options .        (71,368)       (22,959)    (2,336,822)    (3,797,691)    (3,430,154)     (5,625,193)
Annuity units ..........................             --             --             --             --             --              --
                                           ------------   ------------   ------------   ------------   ------------    ------------
Accumulation and annuity units
  end of year ..........................        455,455        338,553     14,930,474     15,555,104     26,359,793      26,480,283
                                           ============   ============   ============   ============   ============    ============

                                                                                                              CONTRAFUND(R)
                                                   HIGH INCOME                  ASSET MANAGER                  PORTFOLIO -
                                                   PORTFOLIO -                   PORTFOLIO -                     SERVICE
                                                  INITIAL CLASS                 INITIAL CLASS                    CLASS 2
                                           ---------------------------   ---------------------------   ----------------------------
                                               2003           2002           2003           2002           2003            2002
                                               ----           ----           ----           ----           ----            ----
Accumulation and annuity units
  beginning of year ....................      2,588,920      2,878,611      9,186,353     10,581,787      4,313,614       1,536,927
Accumulation units purchased and
  transferred from other funding options        343,569        396,849        508,124        622,380      2,377,696       3,103,682
Accumulation units redeemed and
  transferred to other funding options .       (412,536)      (686,540)    (1,007,346)    (2,017,814)      (689,951)       (326,995)
Annuity units ..........................             --             --             --             --             --              --
                                           ------------   ------------   ------------   ------------   ------------    ------------
Accumulation and annuity units
  end of year ..........................      2,519,953      2,588,920      8,687,131      9,186,353      6,001,359       4,313,614
                                           ============   ============   ============   ============   ============    ============

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                    DYNAMIC
                                                    CAPITAL
                                                  APPRECIATION                     MID CAP
                                                   PORTFOLIO -                   PORTFOLIO -
                                                 SERVICE CLASS 2               SERVICE CLASS 2                   COMBINED
                                           ---------------------------   ---------------------------   ----------------------------
                                               2003           2002           2003           2002           2003            2002
                                               ----           ----           ----           ----           ----            ----
Accumulation and annuity units
  beginning of year ....................        141,374         14,718      1,413,656        260,768    673,260,417     591,370,287
Accumulation units purchased and
  transferred from other funding options         73,636        231,690      1,612,695      1,361,778    218,461,988     283,113,015
Accumulation units redeemed and
  transferred to other funding options .        (27,067)      (105,034)      (391,863)      (208,890)  (210,595,029)   (201,208,295)
Annuity units ..........................             --             --             --             --        (14,213)        (14,590)
                                           ------------   ------------   ------------   ------------   ------------    ------------
Accumulation and annuity units
  end of year ..........................        187,943        141,374      2,634,488      1,413,656    681,113,163     673,260,417
                                           ============   ============   ============   ============   ============    ============

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of the Travelers Insurance Company and
Owners of Variable Annuity Contracts of The Travelers Separate
Account QP for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of The Travelers Separate Account QP for Variable Annuities as of December 31, 2003 and the related statement of operations for the year then ended and the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the balance sheet is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Travelers Separate Account QP for Variable Annuities as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                  /s/ KPMG LLP

Hartford, Connecticut
March 29, 2004

                       This page intentionally left blank

                       This page intentionally left blank

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Separate Account QP for Variable Annuities or shares of Separate Account QP's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Separate Account QP for Variable Annuities product(s) offered by The Travelers Insurance Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.



VG-QP (Annual) (12-03) Printed in U.S.A.


                          INDEPENDENT AUDITORS' REPORT




The Board of Directors and Shareholder
The Travelers Insurance Company:


We have audited the accompanying consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2003. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting for variable interest entities in 2003, for goodwill and intangible assets in 2002, and for derivative instruments and hedging activities and for securitized financial assets in 2001.


/s/KPMG LLP

Hartford, Connecticut
February 26, 2004

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME
                                 ($ IN MILLIONS)



FOR THE YEAR ENDED DECEMBER 31,                    2003       2002        2001
--------------------------------------------------------------------------------

REVENUES
Premiums                                          $2,327     $1,924      $2,102
Net investment income                              3,058      2,936       2,831
Realized investment gains (losses)                    37       (322)        125
Fee income                                           606        560         537
Other revenues                                       111        136         107
--------------------------------------------------------------------------------
    Total Revenues                                 6,139      5,234       5,702
--------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits              2,102      1,711       1,862
Interest credited to contractholders               1,248      1,220       1,179
Amortization of deferred acquisition costs           501        393         379
General and administrative expenses                  459        407         371
--------------------------------------------------------------------------------
    Total Benefits and Expenses                    4,310      3,731       3,791
--------------------------------------------------------------------------------

Income from operations before federal
  income taxes and cumulative effects
  of changes in accounting principles              1,829      1,503       1,911
--------------------------------------------------------------------------------

Federal income taxes
    Current                                          360        236         471
    Deferred                                         111        185         159
--------------------------------------------------------------------------------
    Total Federal Income Taxes                       471        421         630
--------------------------------------------------------------------------------
Income before cumulative effects of
  changes in accounting principles                 1,358      1,082       1,281

Cumulative effect of change in accounting
  for derivative instruments and
  hedging activities, net of tax                      --         --          (6)
Cumulative effect of change in accounting for
  securitized financial assets, net of tax            --         --          (3)
--------------------------------------------------------------------------------
Net Income                                        $1,358     $1,082      $1,272
================================================================================


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                                 ($ IN MILLIONS)



AT DECEMBER 31,                                                2003        2002
--------------------------------------------------------------------------------

ASSETS
Fixed maturities, available for sale at fair value
  (including $2,170 and $2,687 subject to securities
  lending agreements) (cost $40,119; $35,428)                $42,323     $36,434
Equity securities, at fair value (cost $323; $328)               362         332
Mortgage loans                                                 1,886       1,985
Real estate                                                       96          36
Policy loans                                                   1,135       1,168
Short-term securities                                          3,603       4,414
Trading securities, at fair value                              1,707       1,531
Other invested assets                                          5,092       4,909
--------------------------------------------------------------------------------
    Total Investments                                         56,204      50,809
--------------------------------------------------------------------------------

Cash                                                             149         186
Investment income accrued                                        567         525
Premium balances receivable                                      165         151
Reinsurance recoverables                                       4,470       4,301
Deferred acquisition costs                                     4,395       3,936
Separate and variable accounts                                26,972      21,620
Other assets                                                   2,426       1,467
--------------------------------------------------------------------------------
    Total Assets                                             $95,348     $82,995
--------------------------------------------------------------------------------

LIABILITIES
Contractholder funds                                         $30,252     $26,634
Future policy benefits and claims                             15,964      15,009
Separate and variable accounts                                26,972      21,620
Deferred federal income taxes                                  2,030       1,448
Trading securities sold not yet purchased, at fair value         637         598
Other liabilities                                              6,136       6,051
--------------------------------------------------------------------------------
    Total Liabilities                                         81,991      71,360
--------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $2.50; 40 million shares
  authorized, issued and outstanding                             100         100
Additional paid-in capital                                     5,446       5,443
Retained earnings                                              6,451       5,638
Accumulated other changes in equity from nonowner sources      1,360         454
--------------------------------------------------------------------------------
    Total Shareholder's Equity                                13,357      11,635
--------------------------------------------------------------------------------
    Total Liabilities and Shareholder's Equity               $95,348     $82,995
================================================================================


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                 ($ IN MILLIONS)

                                                FOR THE YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------
COMMON STOCK                                         2003       2002       2001
--------------------------------------------------------------------------------
Balance, beginning of year                         $  100     $  100     $  100
Changes in common stock                                --         --         --
--------------------------------------------------------------------------------
Balance, end of year                               $  100     $  100     $  100
================================================================================

--------------------------------------------------------------------------------
ADDITIONAL PAID-IN CAPITAL
--------------------------------------------------------------------------------
Balance, beginning of year                         $5,443     $3,864     $3,843
Stock option tax benefit (expense)                      3        (17)        21
Capital contributed by parent                          --      1,596         --
--------------------------------------------------------------------------------
Balance, end of year                               $5,446     $5,443     $3,864
================================================================================

--------------------------------------------------------------------------------
RETAINED EARNINGS
--------------------------------------------------------------------------------
Balance, beginning of year                         $5,638     $5,142     $4,342
Net income                                          1,358      1,082      1,272
Dividends to parent                                  (545)      (586)      (472)
--------------------------------------------------------------------------------
Balance, end of year                               $6,451     $5,638     $5,142
================================================================================

--------------------------------------------------------------------------------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
--------------------------------------------------------------------------------
Balance, beginning of year                         $  454     $   74     $  104
Cumulative effect of accounting for
  derivative instruments and hedging
  activities, net of tax                               --         --        (29)
Unrealized gains, net of tax                          818        455         68
Foreign currency translation, net of tax                4          3         (3)
Derivative instrument hedging activity
  losses, net of tax                                   84        (78)       (66)
--------------------------------------------------------------------------------
Balance, end of year                               $1,360     $  454     $   74
================================================================================

--------------------------------------------------------------------------------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
--------------------------------------------------------------------------------
Net income                                         $1,358     $1,082     $1,272
Other changes in equity from nonowner sources         906        380        (30)
--------------------------------------------------------------------------------
Total changes in equity from nonowner sources      $2,264     $1,462     $1,242
================================================================================

--------------------------------------------------------------------------------
TOTAL SHAREHOLDER'S EQUITY
--------------------------------------------------------------------------------
Changes in total shareholder's equity              $1,722     $2,455     $  791
Balance, beginning of year                         11,635      9,180      8,389
--------------------------------------------------------------------------------
Balance, end of year                               $13,357    $11,635    $9,180
================================================================================

                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ IN MILLIONS)



FOR THE YEAR ENDED DECEMBER 31,                     2003       2002        2001
--------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
   Premiums collected                           $  2,335   $  1,917    $  2,109
   Net investment income received                  2,787      2,741       2,430
   Other revenues received                           335        384         867
   Benefits and claims paid                       (1,270)    (1,218)     (1,176)
   Interest paid to contractholders               (1,226)    (1,220)     (1,159)
   Operating expenses paid                        (1,375)    (1,310)     (1,000)
   Income taxes paid                                (456)      (197)       (472)
   Trading account investments (purchases),
      sales, net                                    (232)        76         (92)
   Other                                             (84)      (105)       (227)
--------------------------------------------------------------------------------
      Net Cash Provided by Operating Activities      814      1,068       1,280
--------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
   Proceeds from maturities of investments
      Fixed maturities                             7,446      4,459       3,706
      Mortgage loans                                 358        374         455
   Proceeds from sales of investments
      Fixed maturities                            15,078     15,472      14,110
      Equity securities                              124        212         112
      Real estate held for sale                        5         26           6
   Purchases of investments
      Fixed maturities                           (26,766)   (23,623)    (22,556)
      Equity securities                             (144)      (134)        (50)
      Mortgage loans                                (317)      (355)       (287)
   Policy loans, net                                  34         39          41
   Short-term securities purchases, net              814     (1,320)       (914)
   Other investments (purchases), sales, net         108        (69)        103
   Securities transactions in course of
      settlement, net                               (618)       529       1,086
--------------------------------------------------------------------------------
      Net Cash Used in Investing Activities       (3,878)    (4,390)     (4,188)
--------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
   Contractholder fund deposits                    8,326      8,505       8,308
   Contractholder fund withdrawals                (4,754)    (4,729)     (4,932)
   Capital contribution by parent                     --        172          --
   Dividends to parent company                      (545)      (586)       (472)
--------------------------------------------------------------------------------
      Net Cash Provided by Financing Activities    3,027      3,362       2,904
--------------------------------------------------------------------------------
Net increase (decrease) in cash                      (37)        40          (4)
Cash at December 31, previous year                   186        146         150
--------------------------------------------------------------------------------
Cash at December 31, current year               $    149   $    186    $    146
================================================================================

                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


     1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Significant accounting policies used in the preparation of the accompanying financial statements follow.

     BASIS OF PRESENTATION

     The Travelers Insurance Company (TIC, together with its subsidiaries, the Company), is a wholly owned subsidiary of Citigroup Insurance Holding Corporation (CIHC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance entities of the Company are TIC and its subsidiaries, The Travelers Life and Annuity Company (TLAC), Primerica Life Insurance Company (Primerica Life), and its subsidiaries, Primerica Life Insurance Company of Canada, CitiLife Financial Limited (CitiLife) and National Benefit Life Insurance Company
     (NBL). Significant intercompany transactions and balances have been eliminated. The Company consolidates entities deemed to be variable interest entities when the Company is determined to be the primary beneficiary under Financial Accounting Standards Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN
     46).

     At December 31, 2001, the Company was a wholly owned subsidiary of The Travelers Insurance Group, Inc. (TIGI). On February 4, 2002, TIGI changed its name to Travelers Property Casualty Corp. (TPC). TPC completed its initial public offering (IPO) on March 27, 2002 and on August 20, 2002 Citigroup made a tax-free distribution of the majority of its remaining interest in TPC, to Citigroup's stockholders. Prior to the IPO, the common stock of TIC was distributed by TPC to CIHC so that TIC would remain an indirect wholly owned subsidiary of Citigroup. See Note 14.

     The financial statements and accompanying footnotes of the Company are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

     Certain prior year amounts have been reclassified to conform to the 2003 presentation.

     ACCOUNTING CHANGES

     CONSOLIDATION OF VARIABLE INTEREST ENTITIES

     In January 2003, the FASB released FIN 46, which changes the method of determining whether certain entities, including securitization entities, should be included in the Company's consolidated financial statements. An entity is subject to FIN 46 and is called a variable interest entity (VIE) if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations, or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under Statement of Financial Accounting Standards (SFAS) No. 94, "Consolidation of All Majority-Owned Subsidiaries" (SFAS 94). A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE are initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities and noncontrolling interest of the VIE. In October 2003, the FASB announced that the effective date of FIN 46 was deferred from July 1, 2003 to periods ending after December 15, 2003 for VIEs created prior to February 1, 2003. TIC elected to implement the provisions of FIN 46 in the 2003 third quarter, resulting in the consolidation of VIEs, increasing both assets and liabilities by approximately $407 million.

     The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated. The FASB continues to provide additional guidance on implementing FIN 46 through FASB Staff Positions.

     In December 2003, the FASB released a revision of FIN 46 (FIN 46-R or the interpretation), which includes substantial changes from the original. The calculation of expected losses and expected residual returns have both been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, FIN 46-R changes the definition of a variable interest. The interpretation permits adoption of either the original or the revised versions of FIN 46 until the first quarter of 2004, at which time FIN 46-R must be adopted. For 2003 year-end, the Company's consolidated financial statements are in accordance with the original.

     The Company is evaluating the impact of applying FIN 46-R to existing VIEs in which it has variable interests and has not yet completed this analysis. At this time, it is anticipated that the effect of adopting FIN 46-R on the Company's consolidated balance sheet would be immaterial. As the Company continues to evaluate the impact of applying FIN 46-R, additional entities may be identified that would need to be consolidated. See Note 3.

     DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

     In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS 149). SFAS 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." In particular, this Statement clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative and when a derivative contains a financing component that warrants special reporting in the statement of cash flows. This Statement is generally effective for contracts entered into or modified after June 30, 2003 and did not have a significant impact on the Company's consolidated financial statements.

     COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

     On January 1, 2003, the Company adopted SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, SFAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows. The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. The adoption of SFAS 146 did not affect the Company's consolidated financial statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     STOCK-BASED COMPENSATION

     The Company and its employees participate in stock option plans of Citigroup. On January 1, 2003, the Company adopted the fair value recognition provisions of SFAS No. 123, "Accounting for Stock-Based Compensation" (SFAS 123), prospectively for all awards granted, modified, or settled after January 1, 2003. The prospective method is one of the adoption methods provided for under SFAS No. 148, "Accounting for Stock-Based Compensation - Transition and Disclosure," issued in December 2002. SFAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date. Prior to January 1, 2003, the Company applied Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees" (APB 25), and related interpretations in accounting for its stock-based compensation plans. Under APB 25, there is generally no charge to earnings for employee stock option awards because the options granted under these plans have an exercise price equal to the market value of the underlying common stock on the grant date. Similar to APB 25, an offsetting increase to shareholder's equity under SFAS 123 is recorded equal to the amount of compensation expense charged.

     Had the Company applied SFAS 123 prior to 2003 in accounting for Citigroup stock options, net income would have been the pro forma amounts indicated below:

     ---------------------------------------------------------------------------
     YEAR ENDED DECEMBER 31,                             2003     2002     2001
     ($ IN MILLIONS)
     ---------------------------------------------------------------------------
     Compensation expense related to    As reported        $2      $--      $--
     stock option plans, net of  tax    Pro forma           7        9       15
     ---------------------------------------------------------------------------
     Net income                         As reported    $1,358   $1,082   $1,272
                                        Pro forma       1,353    1,073    1,257
     ---------------------------------------------------------------------------

     BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

     Effective January 1, 2002, the Company adopted the FASB SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

     ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

     Effective January 1, 2001, the Company adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). SFAS 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts (collectively referred to as derivatives), and for hedging activities. It requires that an entity recognize all derivatives as either assets or

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     liabilities in the consolidated balance sheet and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, (b) a hedge of the exposure to variable cash flows of a recognized asset or liability or of a forecasted transaction, or (c) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security, or a foreign-currency-denominated forecasted transaction. The accounting for changes in the fair value of a derivative (that is, gains and losses) depends on the intended use of the derivative and the resulting designation. The cumulative effect of the adoption of SFAS 133 was an after-tax charge of $6 million included in net income and an after-tax charge of $29 million to accumulated other changes in equity from nonowner sources.

     RECOGNITION OF INTEREST INCOME AND IMPAIRMENT ON PURCHASED AND RETAINED BENEFICIAL INTERESTS IN SECURITIZED FINANCIAL ASSETS

     In April 2001, the Company adopted the FASB Emerging Issues Task Force
     (EITF) 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" (EITF 99-20). EITF 99-20 establishes guidance on the recognition and measurement of interest income and impairment on certain investments, e.g., certain asset-backed securities. The recognition of impairment resulting from the adoption of EITF 99-20 was recorded as a cumulative catch-up adjustment. Interest income on a beneficial interest falling within the scope of EITF 99-20 is to be recognized prospectively. As a result of adopting EITF 99-20, the Company recorded an after-tax charge of $3 million in the consolidated statement of income. The implementation of this EITF did not have a significant impact on the Company's consolidated financial statements.

     FUTURE APPLICATION OF ACCOUNTING STANDARDS

     ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

     In July 2003, Statement of Position 03-01 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-01) was released. SOP 03-01 provides guidance on accounting and reporting by insurance enterprises for separate account presentation, accounting for an insurer's interest in a separate account, transfers to a separate account, valuation of certain liabilities, contracts with death or other benefit features, contracts that provide annuitization benefits, and sales inducements to contract holders. SOP 03-01 is effective for financial statements for fiscal years beginning after December 15, 2003. The adoption of SOP 03-01 will not have a material impact on the Company's consolidated financial statements.

     CONSOLIDATION OF VARIABLE INTEREST ENTITIES

     In December 2003, the FASB released a revision of FIN 46 (FIN 46-R). See "Consolidation of Variable Interest Entities" in the "Accounting Changes" section of this Note for a discussion of FIN 46-R.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     ACCOUNTING POLICIES

     INVESTMENTS

     Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including instruments subject to securities lending agreements (see Note 3), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If quoted market prices are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to determine fair value. Changes in assumptions could affect the fair values of fixed maturities. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses.

     Also included in fixed maturities are loan-backed and structured securities (including beneficial interests in securitized financial assets). Beneficial interests in securitized financial assets that are rated "A" and below are accounted for under the prospective method in accordance with EITF 99-20. Under the prospective method of accounting, the investments effective yield and impairment for other-than-temporary losses in value are based upon projected future cash flows. All other loan-backed and structured securities are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows.

     Equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

     Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market.

     Real estate held for sale is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an impairment for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell. These impairments were insignificant at December 31, 2003 and 2002.

     Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

     Trading securities and related liabilities are normally held for periods less than six months. These investments are marked to market with the change recognized in net investment income during the current period.

     Other invested assets include equity investments, partnership investments and real estate joint ventures accounted for on the equity method of accounting. Undistributed income is reported in net investment income. Also included in other invested assets is an investment in Citigroup Preferred Stock, which is recorded at cost. See Note 13.

     Accrual of investment income is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company uses derivative financial instruments, including financial futures contracts, swaps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price change, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with these investment strategies. (See Note 11 for a more detailed description of the Company's derivative use.) Derivative financial instruments in a gain position are reported in the consolidated balance sheet in other assets, derivative financial instruments in a loss position are reported in the consolidated balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

     To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge which includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative has to be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

     For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The Company primarily hedges available-for-sale securities.

     For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported in the accumulated other changes in equity from nonowner sources in shareholder's equity. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, the ineffective portion of the change in fair value is immediately included in realized investment gains and losses. The Company primarily hedges foreign-denominated funding agreements and floating rate available-for-sale securities.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     For net investment hedges, in which derivatives hedge the foreign currency exposure of a net investment in a foreign operation, the accounting treatment will similarly depend on the effectiveness of the hedge. The effective portion of the change in fair value of the derivative, including any premium or discount, is reflected in the accumulated other changes in equity from nonowner sources as part of the foreign currency translation adjustment in shareholder's equity. The ineffective portion is reflected in realized investment gains and losses.

     The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of correlation. If a hedge relationship is found to be ineffective, it no longer qualifies as a hedge and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

     For those fair value and cash flow hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the end-user derivative remain in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, the accumulated changes in fair value of the end-user derivative recorded in shareholder's equity are immediately reflected in realized investment gains and losses.

     The Company enters into derivative contracts that are economic hedges but do not qualify or are not designated as hedges for accounting purposes. These derivative contracts are carried at fair value, with changes in value reflected in realized investment gains and losses.

     FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES

     The Company bifurcates an embedded derivative where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under SFAS 133.

     The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses. Derivatives embedded in convertible debt securities are classified in the consolidated balance sheet as fixed maturity securities, consistent with the host instruments.

     The Company markets certain investment contracts that have embedded derivatives, primarily variable annuity contracts with put options. These embedded derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policy benefits and claims.

     INVESTMENT GAINS AND LOSSES

     Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Impairments are realized when investment losses in

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other- than-temporary losses exist. Changing economic conditions - global, regional, or related to specific issuers or industries
     - could result in other-than-temporary losses. Also included in pre-tax revenues are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

     DEFERRED ACQUISITION COSTS

     Costs of acquiring traditional life and health insurance, universal life, corporate owned life insurance (COLI), deferred annuities and payout annuities are deferred. These deferred acquisition costs (DAC) include principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of deferred acquisition costs varies by product type based upon three different accounting pronouncements: SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" (SFAS 60), SFAS No. 91, "Accounting for Nonrefundable Fees and Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases" (SFAS 91) and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97).

     DAC for deferred annuities, both fixed and variable, and payout annuities is amortized employing a level effective yield methodology per SFAS 91 as indicated by AICPA Practice Bulletin 8. An amortization rate is developed using the outstanding DAC balance and projected account balances and is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated at least annually, and changes in underlying lapse and interest rate assumptions are to be treated retrospectively. Variances in expected equity market returns versus actual returns are treated prospectively and a new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business. DAC for these products is currently being amortized over 10-15 years.

     DAC for universal life and COLI is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per SFAS 97. Actual profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits, performed at least annually, result in retrospective adjustments to earnings by a cumulative charge or credit to income. DAC for these products is currently being amortized over 16-25 years.

     DAC relating to traditional life, including term insurance, and health insurance is amortized in relation to anticipated premiums per SFAS 60. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy. DAC for these products is currently being amortized over 5-20 years.

     All DAC is reviewed at least annually to determine if it is recoverable from future income, including investment income, and if not recoverable, is charged to expenses. All other acquisition expenses are charged to operations as incurred. See Note 5.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     VALUE OF INSURANCE IN FORCE

     The value of insurance in force is an asset that represents the actuarially determined present value of anticipated profits to be realized from life insurance and annuities contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to 18%. Traditional life insurance is amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits; and annuity contracts are amortized employing a level yield method. The value of insurance in force, which is included in other assets, is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See
     Note 5.

     SEPARATE AND VARIABLE ACCOUNTS

     Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value. Certain other separate accounts provide guaranteed levels of return or benefits and the assets of these accounts are primarily carried at fair value.

     Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

     GOODWILL AND INTANGIBLE ASSETS

     Goodwill and intangible assets are included in other assets. Prior to the adoption of FASB SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142) in the first quarter of 2002, goodwill was being amortized on a straight-line basis principally over a 40-year period. The carrying amount of goodwill and other intangible assets is reviewed at least annually for indication of impairment in value that in the view of management would be other-than-temporary. If it is determined that goodwill and other intangible assets are unlikely to be recovered, impairment is recognized on a discounted cash flow basis.

     Upon adoption of SFAS 141 and SFAS 142, the Company stopped amortizing goodwill and intangible assets deemed to have an infinite useful life. Instead, these assets are subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

     CONTRACTHOLDER FUNDS

     Contractholder funds represent receipts from the issuance of universal life, COLI, pension investment, guaranteed investment contracts (GICs), and certain deferred annuity contracts. For universal life and COLI contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued, where one or more of these elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

     charged to the contractholder. Interest rates credited to contractholder funds related to universal life and COLI range from 3.50% to 5.95%, with a weighted average interest rate of 4.52%.

     Pension investment, GICs and certain annuity contracts do not contain significant insurance risks and are considered investment-type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to those investment type contracts range from 1.00% to 8.05% with a weighted average interest rate of 4.46%.

     FUTURE POLICY BENEFITS

     Future policy benefits represent liabilities for future insurance policy benefits for payout annuities and traditional life product. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 2.0% to 9.0% with a weighted average of 7.02% for these products. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue. Interest assumptions applicable to traditional life products range from 2.5% to 7.0%, with a weighted average of 5.23%. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance.

     GUARANTY FUND AND OTHER INSURANCE RELATED ASSESSMENTS

     Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2003 and 2002, the Company had a liability of $22.5 million and $22.6 million, respectively, for guaranty fund assessments and a related premium tax offset recoverable of $4.6 million and $4.2 million, respectively. The assessments are expected to be paid over a period of three to five years and the premium tax offsets are expected to be realized over a period of 10 to 15 years.

     PERMITTED STATUTORY ACCOUNTING PRACTICES

     The Company's insurance subsidiaries, domiciled principally in Connecticut and Massachusetts, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

     PREMIUMS

     Premiums are recognized as revenue when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     considered revenue when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in revenues in a constant relationship to insurance benefits in force.

     FEE INCOME

     Fee income is recognized on deferred annuity and universal life contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

     OTHER REVENUES

     Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received. Also included are revenues from unconsolidated non-insurance subsidiaries. Amortization of deferred income related to reinsured blocks of business are recognized in relation to anticipated premiums and are reported in other revenues.

     CURRENT AND FUTURE INSURANCE BENEFITS

     Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life, term life and health insurance benefits.

     INTEREST CREDITED TO CONTRACTHOLDERS

     Interest credited to contractholders represents amounts earned by universal life, COLI, pension investment, GICs and certain deferred annuity contracts in accordance with contract provisions.

     FEDERAL INCOME TAXES

     The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.


     2.   OPERATING SEGMENTS

     The Company has two reportable business segments that are separately managed due to differences in products, services, marketing strategy and resource management. The business of each segment is maintained and reported through separate legal entities within the Company. The management groups of each segment report separately to the common ultimate parent, Citigroup Inc.

     TRAVELERS LIFE & ANNUITY (TLA) core offerings include individual annuity, individual life, COLI and group annuity insurance products distributed by TIC and TLAC principally under the Travelers Life & Annuity name. Among the range of individual products offered are deferred fixed and variable
     annuities,   payout  annuities  and  term,   universal  and  variable  life
     insurance. The COLI product is a variable universal life product distributed through independent specialty brokers. The group products include institutional pensions, including GICs, payout annuities, group annuities sold to employer-sponsored retirement and savings plans, structured settlements and funding agreements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     The PRIMERICA business segment consolidates the businesses of Primerica Life, Primerica Life Insurance Company of Canada, CitiLife and NBL. The Primerica business segment offers individual life products, primarily term insurance, to customers through a sales force of approximately 107,000 representatives. A great majority of the domestic licensed sales force works on a part-time basis.

     The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 1). The amount of investments in equity method investees and total expenditures for additions to long-lived assets other than financial instruments, long-term customer relationships of a financial institution, mortgage and other servicing rights, and deferred tax assets, were not material.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     ($ IN MILLIONS)
     REVENUES BY SEGMENT                           2003       2002        2001
                                                  ------     ------      ------
     TLA                                         $ 4,479    $ 3,653     $ 4,089
     Primerica                                     1,660      1,581       1,613
                                                 -------    -------     -------
     Total Revenues                              $ 6,139    $ 5,234     $ 5,702
                                                 =======    =======     =======

     NET INCOME BY SEGMENT
     TLA                                         $   918    $   673     $   826
     Primerica                                       440        409         446
                                                 -------    -------     -------
     Net Income                                  $ 1,358    $ 1,082     $ 1,272
                                                 =======    =======     =======

     ASSETS BY SEGMENT
     TLA                                         $85,881    $74,562     $69,836
     Primerica                                     9,467      8,433       8,030
                                                 -------    -------     -------
     Total segments                              $95,348    $82,995     $77,866
                                                 =======    =======     =======

The following tables contain key segment measurements.

     BUSINESS SEGMENT INFORMATION:
    ----------------------------------------------------------------------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2003
      ($ IN MILLIONS)                                         TLA      PRIMERICA
    ----------------------------------------------------------------------------
     Premiums                                               $1,082       $1,245
     Net investment income                                   2,743          315
     Interest credited to contractholders                    1,248           --
     Amortization of deferred acquisition costs                266          235
     Expenditures for deferred acquisition costs               583          377
     Federal income taxes                                      240          231

     BUSINESS SEGMENT INFORMATION:
    ----------------------------------------------------------------------------
      FOR THE YEAR
      ENDED DECEMBER 31, 2002
      ($ IN MILLIONS)                                         TLA      PRIMERICA
    ----------------------------------------------------------------------------
     Premiums                                               $  730       $1,194
     Net investment income                                   2,646          290
     Interest credited to contractholders                    1,220           --
     Amortization of deferred acquisition costs                174          219
     Expenditures for deferred acquisition costs               556          323
     Federal income taxes                                      212          209

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


    ----------------------------------------------------------------------------
      FOR THE YEAR
      ENDED DECEMBER 31, 2001
      ($ IN MILLIONS)                                         TLA      PRIMERICA
    ----------------------------------------------------------------------------
     Premiums                                               $  957       $1,145
     Net investment income                                   2,530          301
     Interest credited to contractholders                    1,179           --
     Amortization of deferred acquisition costs                171          208
     Total expenditures for deferred acquisition costs         553          298
     Federal income taxes                                      394          236

     The majority of the annuity business and a substantial portion of the life business written by TLA are accounted for as investment contracts, with the result that the deposits collected are reported as liabilities and are not included in revenues. Deposits represent a statistic integral to managing TLA operations, which management uses for measuring business volumes, and may not be comparable to similarly captioned measurements used by other life insurance companies. For the years ended December 31, 2003, 2002 and 2001, deposits collected amounted to $12.0 billion, $11.9 billion and $13.1 billion, respectively.

     The Company's revenue was derived almost entirely from U.S. domestic business. Revenue attributable to foreign countries was insignificant.

     The Company had no transactions with a single customer representing 10% or more of its revenue.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


3.   INVESTMENTS

FIXED MATURITIES

The amortized cost and fair value of investments in fixed maturities were as follows:

     --------------------------------------------------------------------------------------------------------
                                                                         GROSS           GROSS
     DECEMBER 31, 2003                                    AMORTIZED    UNREALIZED       UNREALIZED    FAIR
     ($ IN MILLIONS)                                        COST         GAINS           LOSSES       VALUE
     --------------------------------------------------------------------------------------------------------
     AVAILABLE FOR SALE:

        Mortgage-backed securities - CMOs and
        pass-through securities                           $ 8,061       $  326            $ 18      $ 8,369

        U.S. Treasury securities and obligations
        of U.S. Government and government
        agencies and authorities                            2,035           22              12        2,045

        Obligations of states, municipalities and
        political subdivisions                                379           21               2          398

        Debt securities issued by foreign governments         690           51               1          740

        All other corporate bonds                          23,098        1,507              64       24,541

        Other debt securities                               5,701          377              22        6,056

        Redeemable preferred stock                            155           20               1          174
     --------------------------------------------------------------------------------------------------------
           Total Available For Sale                       $40,119       $2,324            $120      $42,323
     --------------------------------------------------------------------------------------------------------

     --------------------------------------------------------------------------------------------------------
                                                                         GROSS           GROSS
     DECEMBER 31, 2002                                    AMORTIZED    UNREALIZED       UNREALIZED    FAIR
     ($ IN MILLIONS)                                        COST         GAINS           LOSSES       VALUE
     --------------------------------------------------------------------------------------------------------
     AVAILABLE FOR SALE:

        Mortgage-backed securities - CMOs and
        pass-through securities                           $ 6,975       $  434            $  2      $ 7,407

        U.S. Treasury securities and obligations
        of U.S. Government and government
        agencies and authorities                            2,402           39              19        2,422

        Obligations of states, municipalities and
        political subdivisions                                297           22              --
                                                                                                        319
        Debt securities issued by foreign governments
                                                              365           30               2          393
        All other corporate bonds                          20,894          982             608       21,268

        Other debt securities                               4,348          229              66        4,511

        Redeemable preferred stock                            147            1              34          114
     --------------------------------------------------------------------------------------------------------
           Total Available For Sale                       $35,428       $1,737            $731      $36,434
     --------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Proceeds from sales of fixed maturities classified as available for sale were $15.1 billion, $15.5 billion and $14.1 billion in 2003, 2002 and 2001, respectively. Gross gains of $476 million, $741 million and $633 million and gross losses of $394 million, $309 million and $273 million in 2003, 2002 and 2001, respectively, were realized on those sales. Additional losses of $110 million, $639 million and $153 million in 2003, 2002 and 2001, respectively, were realized due to other-than-temporary losses in value. Impairment activity increased significantly beginning in the fourth quarter of 2001 and continued throughout 2002. Impairments were concentrated in telecommunication and energy company investments.

     Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote is not available amounted to $6.4 billion and $5.1 billion at December 31, 2003 and 2002, respectively.

     The amortized cost and fair value of fixed maturities at December 31, 2003, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


     ---------------------------------------------------------------------------
                                                    AMORTIZED             FAIR
     ($ IN MILLIONS)                                   COST              VALUE
     ---------------------------------------------------------------------------
     MATURITY:
          Due in one year or less                    $ 2,532           $ 2,582
          Due after 1 year through 5 years            11,559            12,188
          Due after 5 years through 10 years           9,866            10,561
          Due after 10 years                           8,101             8,623
     ---------------------------------------------------------------------------
                                                      32,058            33,954
     ---------------------------------------------------------------------------
          Mortgage-backed securities                   8,061             8,369
     ---------------------------------------------------------------------------
              Total Maturity                         $40,119           $42,323
     ---------------------------------------------------------------------------


     The  Company  makes  investments  in  collateralized  mortgage  obligations
     (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

     At December 31, 2003 and 2002, the Company held CMOs classified as available for sale with a fair value of $5.2 billion and $4.7 billion, respectively. Approximately 30% and 35%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2003 and 2002. In addition, the Company held $3.0 billion and $2.6 billion of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2003 and 2002, respectively. All of these securities are rated AAA.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     The Company engages in securities lending transactions whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and invests it in the Company's short-term money market pool (See Note 13). The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral related to these loaned securities, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2003 and 2002, the Company held cash collateral of $2.4 billion and $2.8 billion, respectively.

     The Company participates in dollar roll repurchase transactions as a way to generate investment income. These transactions involve the sale of mortgage-backed securities with the agreement to repurchase substantially the same securities from the same counterparty. Cash is received from the sale, which is invested in the Company's short-term money market pool. The cash is returned at the end of the roll period when the mortgage-backed securities are repurchased. The Company will generate additional investment income based upon the difference between the sale and repurchase prices.

     These transactions are recorded as secured borrowings. The mortgage-backed securities remain recorded as assets. The cash proceeds are reflected in short-term investments and a liability is established to reflect the Company's obligation to repurchase the securities at the end of the roll period. The liability is classified as other liabilities in the consolidated balance sheets and fluctuates based upon the timing of the repayments. The balances were insignificant at December 31, 2003 and 2002.


     EQUITY SECURITIES

     The cost and fair values of investments in equity securities were as follows:

     ---------------------------------------------------------------------------
                                                    GROSS      GROSS
     EQUITY SECURITIES:                          UNREALIZED  UNREALIZED   FAIR
     ($ IN MILLIONS)                      COST      GAINS      LOSSES    VALUE
     ---------------------------------------------------------------------------

     DECEMBER 31, 2003
        Common stocks                     $109       $27          $2      $134
        Non-redeemable preferred stocks    214        14          --       228
     ---------------------------------------------------------------------------
           Total Equity Securities        $323       $41          $2      $362
     ---------------------------------------------------------------------------

     DECEMBER 31, 2002
        Common stocks                      $48        $8          $6       $50
        Non-redeemable preferred stocks    280         9           7       282
     ---------------------------------------------------------------------------
           Total Equity Securities        $328       $17         $13      $332
     ---------------------------------------------------------------------------

     Proceeds from sales of equity securities were $124 million, $212 million and $112 million in 2003, 2002 and 2001, respectively. Gross gains of $23 million, $8 million and $10 million and gross losses of $2 million, $4 million and $13 million in 2003, 2002 and 2001, respectively, were realized on those sales. Additional losses of $11 million, $19 million and $96 million in 2003, 2002 and 2001, respectively, were realized due to other-than-temporary losses in value.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     OTHER-THAN-TEMPORARY LOSSES ON INVESTMENTS

     At December 31, 2003, the cost of approximately 670 investments in fixed maturity and equity securities exceeded their fair value by $122 million. Of the $122 million, $91 million represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 78% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $29 million and 38% of these are rated investment grade. The gross unrealized loss on equity securities was $2 million at December 31, 2003.

     Management has determined that the unrealized losses on the Company's investments in fixed maturity and equity securities at December 31, 2003 are temporary in nature. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

     o Identification and evaluation of investments that have possible indications of impairment;

     o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of the length of time the investment has been in an unrealized loss position;

     o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

     o Documentation of the results of these analyses, as required under business policies.

     The table below shows the fair value of investments in fixed maturities and equity securities in an unrealized loss position at December 31, 2003:

                                                                     Gross Unrealized Losses
                                                                     -----------------------
                                                            Less Than One Year        One Year or Longer             Total
                                                       -----------------------------------------------------------------------------
                                                                          Gross                     Gross                    Gross
                                                            Fair     Unrealized        Fair    Unrealized        Fair   Unrealized
  ($ IN MILLIONS)                                          Value         Losses       Value        Losses       Value       Losses
------------------------------------------------------------------------------------------------------------------------------------
  Fixed maturity securities available-for-sale:
  Mortgage-backed securities-CMOs and
     pass-through securities                              $1,182            $18        $ 17           $--      $1,199         $ 18
  U.S. Treasury securities and obligations of U.S.
     Government and government agencies and authorities    1,180             12          --            --       1,180           12
  Obligations of states, municipalities and political
     subdivisions                                             45              2          --            --          45            2
  Debt securities issued by foreign governments               55              1          --            --          55            1
  All other corporate bonds                                1,793             39         503            25       2,296           64
  Other debt securities                                      755             18          89             3         844           22
  Redeemable preferred stock                                  12              1          11             1          23            1
------------------------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                                  $5,022            $91        $620           $29      $5,642         $120
  Equity securities                                       $   25            $ 1        $  5           $ 1      $   30         $  2
------------------------------------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     MORTGAGE LOANS AND REAL ESTATE

     At December 31, 2003 and 2002, the Company's mortgage loan and real estate portfolios consisted of the following:

     ---------------------------------------------------------------------------
     ($ IN MILLIONS)                                     2003            2002
     ---------------------------------------------------------------------------

     Current Mortgage Loans                            $1,841          $1,941
     Underperforming Mortgage Loans                        45              44
     ---------------------------------------------------------------------------
          Total Mortgage Loans                          1,886           1,985
     ---------------------------------------------------------------------------

     Real Estate - Foreclosed                              63              17
     Real Estate - Investment                              33              19
     ---------------------------------------------------------------------------
          Total Real Estate                                96              36
     ---------------------------------------------------------------------------
          Total Mortgage Loans and Real Estate         $1,982          $2,021
     ===========================================================================



     Underperforming mortgage loans include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

     Aggregate annual maturities on mortgage loans at December 31, 2003 are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

     -----------------------------------------------------------------------
     YEAR ENDING DECEMBER 31,
     ($ IN MILLIONS)
     -----------------------------------------------------------------------
     2004                                                       $ 173
     2005                                                         107
     2006                                                         347
     2007                                                         131
     2008                                                         141
     Thereafter                                                   987
     -----------------------------------------------------------------------
          Total                                                $1,886
     =======================================================================

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     TRADING SECURITIES

     Trading securities of the Company are held primarily in Tribeca Citigroup Investments Ltd. The assets and liabilities are valued at fair value as follows:


       ($ IN MILLIONS)                     Fair value as of     Fair value as of
       ---------------                     December 31, 2003   December 31, 2002
                                           -----------------   -----------------

       ASSETS
          Trading securities
             Convertible bond arbitrage         $1,447              $1,442
             Other                                 260                  89
                                                ------              ------
                                                $1,707              $1,531
                                                ======              ======

       LIABILITIES
          Trading securities sold not
          yet purchased
             Convertible bond arbitrage           $629                $520
             Other                                   8                  78
                                                ------              ------
                                                  $637                $598
                                                ======              ======

     The Company's trading portfolio investments and related liabilities are normally held for periods less than six months. See Note 11.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     OTHER INVESTED ASSETS

     Other invested assets are composed of the following:

     --------------------------------------------------------------------------
     ($ IN MILLIONS)                                       2003           2002
     --------------------------------------------------------------------------
     Investment in Citigroup Preferred Stock            $3,212         $3,212
     Private equity and arbitrage investments            1,315          1,006
     Real estate investments                               327            390
     Derivatives                                           182            263
     Other                                                  56             38
     --------------------------------------------------------------------------
     Total                                              $5,092         $4,909
     --------------------------------------------------------------------------

     CONCENTRATIONS

     At December 31, 2003 and 2002, the Company had an investment in Citigroup Preferred Stock of $3.2 billion. See Note 13.

     The Company both maintains and participates in a short-term investment pool for its insurance affiliates. See Note 13.

     The Company had concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, in the following industries:

     --------------------------------------------------------------------------
     ($ IN MILLIONS)                                      2003           2002
     --------------------------------------------------------------------------
     Finance                                            $5,056         $3,681
     Electric Utilities                                  3,552          3,979
     Banking                                             2,830          1,900
     --------------------------------------------------------------------------

     The Company held investments in foreign banks in the amount of $1,018 million and $869 million at December 31, 2003 and 2002, respectively, which are included in the table above. The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the categories of the preceding table include $1,118 million and $878 million in Electric Utilities at December 31, 2003 and 2002, respectively. Below investment grade assets in Finance and Banking were insignificant at December 31, 2003 and 2002. Total below investment grade assets were $5.2 billion and $3.8 billion at December 31, 2003 and 2002, respectively.

     Included in mortgage loans were the following group concentrations:

     --------------------------------------------------------------------------
     ($ IN MILLIONS)                                      2003           2002
     --------------------------------------------------------------------------
     STATE
     California                                           $732           $788

     PROPERTY TYPE
     Agricultural                                       $1,025         $1,212
     --------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

     NON-INCOME PRODUCING INVESTMENTS

     Investments   included  in  the  consolidated   balance  sheets  that  were
     non-income producing amounted to $104.4 million and $58.5 million at December 31, 2003 and 2002, respectively.

     RESTRUCTURED INVESTMENTS

     The Company had mortgage loans and debt securities that were restructured at below market terms at December 31, 2003 and 2002. The balances of the restructured investments were insignificant. The new terms typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans was insignificant in 2003, 2002 and 2001. Interest on these assets, included in net investment income, was also insignificant in 2003, 2002 and 2001.

     NET INVESTMENT INCOME

     ---------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,          2003          2002          2001
     ($ IN MILLIONS)
     ---------------------------------------------------------------------------

     GROSS INVESTMENT INCOME
          Fixed maturities                 $2,465        $2,359        $2,328
          Mortgage loans                      158           167           210
          Trading                             222             9           131
          Other invested assets                58           203            71
          Citigroup Preferred Stock           203           178            53
          Other, including policy loans        82           104           165
     ---------------------------------------------------------------------------
     Total gross investment income          3,188         3,020         2,958
     ---------------------------------------------------------------------------
     Investment expenses                      130            84           127
     ---------------------------------------------------------------------------
     Net Investment Income                 $3,058        $2,936        $2,831
     ---------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

     Net realized investment gains (losses) for the periods were as follows:

     ---------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,                  2003      2002     2001
     ($ IN MILLIONS)
     ---------------------------------------------------------------------------

     REALIZED INVESTMENT GAINS (LOSSES)
        Fixed maturities                              $(28)    $(207)     $207
        Equity securities                               10       (15)      (99)
        Mortgage loans                                 (14)       --         5
        Real estate held for sale                        1         8         3
        Other invested assets                           49       (19)       --
        Derivatives                                     20       (87)       14
        Other                                           (1)       (2)       (5)
     ---------------------------------------------------------------------------
           Total realized investment gains (losses)    $37     $(322)     $125
     ---------------------------------------------------------------------------

     Changes in net unrealized investment gains (losses) that are reported in accumulated other changes in equity from nonowner sources were as follows:

     ---------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,                     2003     2002     2001
     ($ IN MILLIONS)
     ---------------------------------------------------------------------------

     UNREALIZED INVESTMENT GAINS (LOSSES)
        Fixed maturities                               $1,198   $  664   $   85
        Equity securities                                  35        3       40
        Other                                               6       31      (20)
     ---------------------------------------------------------------------------
           Total unrealized investment gains (losses)   1,239      698      105
     ---------------------------------------------------------------------------
        Related taxes                                     421      243       37
     ---------------------------------------------------------------------------
        Change in unrealized investment gains (losses)    818      455       68
        Balance beginning of year                         626      171      103
     ---------------------------------------------------------------------------
           Balance end of year                         $1,444   $  626   $  171
     ---------------------------------------------------------------------------

     VARIABLE INTEREST ENTITIES

     In January 2003, the FASB released FIN 46, which changes the method of determining whether certain entities, including securitization entities, should be included in the Company's consolidated financial statements.

     The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated. In December 2003, the FASB released a revision of FIN 46 (FIN 46-R or the interpretation), which includes substantial changes from the original. The calculation of expected losses and expected residual returns have both been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, FIN 46-R changes the definition of a variable interest. The interpretation permits adoption of either the original or the revised versions of FIN 46 until the first quarter of 2004, at which time FIN 46-R must be adopted. For 2003 year-end, the Company's consolidated financial statements are in accordance with the original. (See "Consolidation of Variable Interest Entities" in the "Accounting Changes" section of Note 1.)

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     The following table represents the carrying amounts and classification of consolidated assets that are collateral for VIE obligations. The assets in this table represent two investment vehicles that the Company was involved with prior to February 1, 2003. These two VIEs are a collateralized debt obligation and a real estate joint venture:

          $ IN MILLIONS                              DECEMBER 31, 2003
          ---------------------------------------------------------------
           Investments                                       $ 400
           Cash                                                 11
           Other                                                 4
                                              ---------------------------
           Total assets of consolidated VIEs                 $ 415
          ---------------------------------------------------------------

     The debt holders of these VIEs have no recourse to the Company. The Company's maximum exposure to loss is limited to its investment of approximately $8 million. The Company regularly becomes involved with VIEs through its investment activities. This involvement is generally restricted to small passive debt and equity investments.

     4.   REINSURANCE

     Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term (YRT), coinsurance and modified coinsurance. Reinsurance involves credit risk and the Company monitors the financial condition of these reinsurers on an ongoing basis. The Company remains primarily liable as the direct insurer on all risks reinsured.

     Since 1997 the majority of universal life business has been reinsured under an 80%/20% YRT quota share reinsurance program and term life business has been reinsured under a 90%/10% YRT quota share reinsurance program.
     Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life and $25.0 million for term insurance. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Generally, the maximum retention on an ordinary life risk is $2.5 million. Total in-force business ceded under reinsurance contracts is $356.3 billion and $321.9 billion at December 31, 2003 and 2002, respectively.

     Effective July 1, 2000 the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its subsidiary in the form of indemnity reinsurance arrangements. Written premiums ceded per these arrangements were $226.8 million, $231.8 million and $233.3 million in 2003, 2002 and 2001, respectively, and earned premiums ceded were $226.7 million, $233.8 million and $240.1 million in 2003, 2002 and 2001, respectively.

     On January 3, 1995, the Company sold its group life business to The Metropolitan Life Insurance Company (MetLife) under the form of an indemnity insurance arrangement. Premiums written and earned in 2003, 2002 and 2001 were insignificant.

                  TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Prior to April 1, 2001, the Company also reinsured substantially all of the guaranteed minimum death benefit (GMDB) on its variable annuity product. Total variable annuity account balances with GMDB were $23.5 billion, of which $12.9 billion, or 55%, was reinsured, and $19.1 billion, of which $12.4 billion, or 65%, was reinsured at December 31, 2003 and 2002, respectively. GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR totals $1.7 billion, of which $1.4 billion, or 81%, is reinsured and $4.6 billion, of which $3.8 billion, or 82%, is reinsured at December 31, 2003 and 2002, respectively.

     TIC writes workers' compensation business. This business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of TPC.

     A summary of reinsurance financial data reflected within the consolidated statements of income and balance sheets is presented below ($ in millions):

                                             FOR THE YEARS ENDING DECEMBER 31,
     WRITTEN PREMIUMS                         2003          2002          2001
     ---------------------------------------------------------------------------

     Direct                                 $2,979        $2,610        $2,848
     Assumed                                     1            --             1
     Ceded to:
        The Travelers Indemnity Company          2           (83)         (146)
        Other companies                       (638)         (614)         (591)
     ---------------------------------------------------------------------------
     Total Net Written Premiums             $2,344        $1,913        $2,112
     ===========================================================================

     EARNED PREMIUMS                          2003          2002          2001
     ---------------------------------------------------------------------------

     Direct                                 $3,001        $2,652        $2,879
     Assumed                                     1            --             1
     Ceded to:
        The Travelers Indemnity Company        (21)         (109)         (180)
        Other companies                       (654)         (619)         (598)
     ---------------------------------------------------------------------------
     Total Net Earned Premiums              $2,327        $1,924        $2,102
     ===========================================================================

     The Travelers Indemnity Company was an affiliate in 2001 and for part of 2002. See Note 14.

     Reinsurance recoverables at December 31, 2003 and 2002 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):

     REINSURANCE RECOVERABLES                2003         2002
     -----------------------------------------------------------
     Life and accident and health business $2,885       $2,589
     Property-casualty business:
          The Travelers Indemnity Company   1,585        1,712
     -----------------------------------------------------------
     Total Reinsurance Recoverables        $4,470       $4,301
     ===========================================================

     Reinsurance recoverables for the life and accident and health business include $1,617 million and $1,351 million at December 31, 2003 and 2002, respectively, from General Electric Capital Assurance Company. Assets collateralizing these receivables are held in trust for the purpose of paying Company claims.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Reinsurance recoverables also include $435 million and $472 million at December 31, 2003 and 2002, respectively, from MetLife.

     5.   INTANGIBLE ASSETS

     The  Company's  intangible  assets  are  DAC,  goodwill  and the  value  of
     insurance  in  force.   DAC  and  the  value  of  insurance  in  force  are
     amortizable. The following is a summary of capitalized DAC by type.

                                   Deferred &            Traditional
                                     Payout      UL &      Life &
     In millions of dollars         Annuities    COLI      Other         Total
     ---------------------------------------------------------------------------
     Balance January 1, 2002         $1,137      $430        $1,894     $3,461

     Deferred expenses & other          347       172           349        868
     Amortization expense              (142)      (24)         (238)      (404)
     Underlying lapse and
       interest rate adjustment          22        --            --         22
     Amortization related to SFAS
       91 reassessment                  (11)       --            --        (11)
                                   ---------------------------------------------
     Balance December 31, 2002        1,353       578         2,005      3,936

     Deferred expenses & other          340       221           399        960
     Amortization expense              (212)      (33)         (256)      (501)
                                   ---------------------------------------------
     Balance December 31, 2003       $1,481      $766        $2,148     $4,395
     ---------------------------------------------------------------------------

     The value of insurance in force totaled $112 million and $130 million at December 31, 2003 and 2002, respectively, and is included in other assets. Amortization expense on the value of insurance in force was $18 million, $25 million and $26 million for the year ended December 31, 2003, 2002 and 2001, respectively. Amortization expense related to the value of insurance in force is estimated to be $18 million in 2004, $17 million in 2005, $14 million in 2006, $12 million in 2007 and $8 million in 2008. In 2002 there was an opening balance sheet reclassification between DAC and the value of insurance in force in the amount of $11 million. This had no impact on results of operations or shareholder's equity.

     The Company stopped amortizing goodwill on January 1, 2002. During 2001, the Company reversed $8 million of negative goodwill. Net income adjusted to exclude the impact of goodwill amortization for the year ended December 31, 2001 is as follows:


                                                  Year Ended
      ($ IN MILLIONS)                            December 31, 2001
                                                 -----------------
     Net income:
         Reported net income                          $1,272
         Negative goodwill reversal                       (8)
         Goodwill amortization                             7
                                                      ------
         Adjusted net income                          $1,271
                                                      ======

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     6.   DEPOSIT FUNDS AND RESERVES

     At December 31, 2003 and 2002, the Company had $43.5 billion and $38.8 billion, respectively, of life and annuity deposit funds and reserves. Of that total, $24.7 billion and $21.8 billion is not subject to discretionary withdrawal based on contract terms. The remaining $18.8 billion and $17.0 billion is for life and annuity products that are subject to discretionary withdrawal by the contractholder. Included in the amounts that are subject to discretionary withdrawal is $7.0 billion and $5.7 billion of liabilities that are surrenderable with market value adjustments. Also included are an additional $6.1 billion and $5.5 billion of life insurance and individual annuity liabilities which are subject to discretionary withdrawals, and have an average surrender charge of 5.0% and 4.7%, respectively. In the payout phase, these funds are credited at significantly reduced interest rates. The remaining $5.7 billion and $5.8 billion of liabilities are surrenderable without charge. Approximately 10.0% of these relate to individual life products for each of 2003 and 2002. These risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent against withdrawal by long-term policyholders. Insurance liabilities that are surrendered or withdrawn are reduced by outstanding policy loans and related accrued interest prior to payout.

     Included in contractholder funds and in the preceding paragraph are GICs totaling $14.4 billion. The scheduled maturities for these GICs, including interest, are $4.808 billion, $1.333 billion, $1.665 billion, $1.182 billion, $1.149 billion and $2.415 billion in 2004, 2005, 2006, 2007, 2008 and thereafter, respectively. These GICs have a weighted average interest rate of 4.07% at December 31, 2003.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     7.   FEDERAL INCOME TAXES

     EFFECTIVE TAX RATE
     ($ IN MILLIONS)

     ---------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,        2003           2002          2001
     ---------------------------------------------------------------------------
     Income before federal income taxes   $1,829         $1,503        $1,911
     Statutory tax rate                       35%            35%           35%
     ---------------------------------------------------------------------------
     Expected federal income taxes           640            526           669
     Tax effect of:
          Non-taxable investment income      (91)           (62)          (20)
          Tax reserve release                (79)           (43)          (18)
          Other, net                           1             --            (1)
     ---------------------------------------------------------------------------
     Federal income taxes                 $  471         $  421        $  630
     ===========================================================================
     Effective tax rate                       26%            28%           33%
     ---------------------------------------------------------------------------


     COMPOSITION OF FEDERAL INCOME TAXES
     Current:
          United States                     $330           $217          $424
          Foreign                             30             19            47
     ---------------------------------------------------------------------------
          Total                              360            236           471
     ---------------------------------------------------------------------------
     Deferred:
          United States                      108            182           166
          Foreign                              3              3            (7)
     ---------------------------------------------------------------------------
          Total                              111            185           159
     ---------------------------------------------------------------------------
     Federal income taxes                   $471           $421          $630
     ===========================================================================


     Additional tax benefits (expense) attributable to employee stock plans allocated directly to shareholder's equity for the years ended December 31, 2003, 2002 and 2001 were $3 million, $(17) million and $21 million, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     The net deferred tax liability at December 31, 2003 and 2002 was comprised of the tax effects of temporary differences related to the following assets and liabilities:

     ---------------------------------------------------------------------------
     ($ IN MILLIONS)                                   2003             2002
     ---------------------------------------------------------------------------

     Deferred Tax Assets:
        Benefit, reinsurance and other reserves     $   574          $    422
        Operating lease reserves                         52                57
        Employee benefits                               201               199
        Other                                           392               289
     ---------------------------------------------------------------------------
           Total                                      1,219               967
     ---------------------------------------------------------------------------

     Deferred Tax Liabilities:
        Deferred acquisition costs and value
          of insurance in force                      (1,225)          (1,097)
        Investments, net                             (1,795)          (1,180)
        Other                                          (229)            (138)
     ---------------------------------------------------------------------------
           Total                                     (3,249)          (2,415)
     ---------------------------------------------------------------------------
     Net Deferred Tax Liability                     $(2,030)         $(1,448)
     ---------------------------------------------------------------------------

     The Company and its subsidiaries file a consolidated federal income tax return with Citigroup. Federal income taxes are allocated to each member of the consolidated group, according to a Tax Sharing Agreement (the
     Agreement), on a separate return basis adjusted for credits and other amounts required by the Agreement.

     TIC had $52 million and $156 million payable to Citigroup at December 31, 2003 and 2002, respectively, related to the Agreement.

     At December 31, 2003 and 2002, the Company had no ordinary or capital loss carryforwards.

     The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $932 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not currently contemplated from this account. At current rates the maximum amount of such tax would be approximately $326 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     8.   SHAREHOLDER'S EQUITY

     SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

     The Company's statutory net income, which includes the statutory net income of all insurance subsidiaries, was $1,104 million, $256 million and $330 million for the years ended December 31, 2003, 2002 and 2001, respectively. The Company's statutory capital and surplus was $7.6 billion and $6.9 billion at December 31, 2003 and 2002, respectively.

     Effective January 1, 2001, the Company began preparing its statutory basis financial statements in accordance with the National Association of
     Insurance Commissioners' ACCOUNTING PRACTICES AND PROCEDURES MANUAL - VERSION EFFECTIVE JANUARY 1, 2001, subject to any deviations prescribed or permitted by its domicilary insurance commissioners (see Permitted Statutory Accounting Practices in Note 1). The impact of this change on the Company's statutory capital and surplus was not significant. The impact of this change on statutory net income was $119 million in 2001, related to recording equity method investment earnings as unrealized gains versus net investment income.

     The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. A maximum of $845 million is available by the end of the year 2004 for such dividends without prior approval of the State of Connecticut Insurance Department, depending upon the amount and timing of the payments. In accordance with the Connecticut statute, TLAC, after reducing its unassigned funds (surplus) by 25% of the change in net unrealized capital gains, may not pay dividends during 2004 without prior approval of the State of Connecticut Insurance Department. Primerica may pay up to $242 million to TIC in 2004 without prior approval of the Commonwealth of Massachusetts Insurance Department. The Company paid dividends of $545 million, $586 million and $472 million in 2003, 2002 and 2001, respectively.

     In connection with the TPC IPO and distribution, the Company's additional paid-in capital increased $1,596 million during 2002 as follows:

     ($ IN MILLIONS)
     Citigroup Series YYY Preferred Stock            $ 2,225
     TLA Holdings LLC                                    142
     Cash and other assets                               189
     Pension, postretirement, and post-
        employment benefits payable                     (279)
     Deferred tax assets                                  98
     Deferred tax liabilities                           (779)
                                                     -------
                                                     $ 1,596
                                                     =======
     See Note 14.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



8.   SHAREHOLDER'S EQUITY

ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:



                                                  NET UNREALIZED                                             ACCUMULATED
                                                  GAIN/LOSS        FOREIGN CURRENCY     DERIVATIVE           OTHER CHANGES IN
($ IN MILLIONS)                                   ON INVESTMENT    TRANSLATION          INSTRUMENTS AND      EQUITY FROM
                                                  SECURITIES       ADJUSTMENTS          HEDGING ACTIVITIES   NONOWNER SOURCES
--------------------------------------------------------------------------------------------------------------------------------
BALANCE, JANUARY 1, 2001                             $   104              $--                 $  --              $  104
Cumulative effect of change in accounting
   for derivative instruments and hedging
   activities, net of tax of $(16)                        14               --                   (43)                (29)
Unrealized gains on investment securities,
   net of tax of $74                                     138               --                    --                 138
Less: Reclassification adjustment for gains
   included in net income, net of tax of $(38)           (70)              --                    --                 (70)
Foreign currency translation adjustment, net
   of tax of $(2)                                         --               (3)                   --                  (3)
Less: Derivative instrument hedging activity
   losses, net of tax of $(35)                            --               --                   (66)                (66)
--------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                             82               (3)                 (109)                (30)
--------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2001                               186               (3)                 (109)                 74
Unrealized gains on investment securities,
   net of tax of $167                                    311               --                    --                 311
Add: Reclassification adjustment for losses
   included in net income, net of tax of $78             144               --                    --                 144
Foreign currency translation adjustment, net
  of tax of $2                                            --                3                    --                   3
Less: Derivative instrument hedging activity
   losses,  net of tax of $(42)                           --               --                   (78)                (78)
--------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                            455                3                   (78)                380
--------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2002                               641               --                  (187)                454
--------------------------------------------------------------------------------------------------------------------------------
Unrealized gains on investment securities,
   net of tax of $407                                    793               --                    --                 793
Add: Reclassification adjustment for losses
   included in net income, net of tax of $13              25               --                    --                  25
Foreign currency translation adjustment, net
   of tax of $3                                           --                4                    --                   4
Add: Derivative instrument hedging activity
   gains, net of tax of $46                               --               --                    84                  84
--------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                            818                4                    84                 906
--------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2003                           $ 1,459              $ 4                 $(103)             $1,360
--------------------------------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


9.   BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT BENEFITS

The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. The Company's share of the expense related to this plan was insignificant in 2003, 2002 and 2001.

The Company also participates in a non-qualified, noncontributory defined benefit pension plan sponsored by Citigroup. During 2002, the Company assumed TPC's share of the non-qualified pension plan related to inactive employees of the former Travelers Insurance entities as part of the TPC spin-off. The Company's share of net expense for this plan was $5 million in 2003, $10 million in 2002, and insignificant in 2001.

In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by Citigroup. The Company assumed TPC's share of the postretirement benefits related to inactive employees of the former Travelers Insurance entities during 2002 as part of the TPC spin-off. The Company's share of net expense for the other postretirement benefit plans was $28 million in 2003, $18 million in 2002 and not significant for 2001.

401(k) SAVINGS PLAN

Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2003, 2002 and 2001. See
Note 13.


10.  LEASES

Most leasing functions for the Company are administered by a Citigroup subsidiary. Net rent expense for the Company was $21 million, $24 million, and $26 million in 2003, 2002 and 2001, respectively.

--------------------------------------------------------------------------------
  YEAR ENDING DECEMBER 31,           MINIMUM OPERATING         MINIMUM CAPITAL
  ($ IN MILLIONS)                     RENTAL PAYMENTS          RENTAL PAYMENTS
--------------------------------------------------------------------------------
  2004                                     $ 47                      $ 5
  2005                                       52                        5
  2006                                       58                        5
  2007                                       58                        6
  2008                                       58                        6
  Thereafter                                 83                       18
--------------------------------------------------------------------------------
  Total Rental Payments                    $355                      $45
================================================================================

Future sublease rental income of approximately $60 million will partially offset these commitments. Also, the Company will be reimbursed for 50%, totaling $135 million through 2011, of the rental expense for a particular lease by an affiliate.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


11.  DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with these investment strategies.

The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

Currency option contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts that give it the right, but not the obligation, to sell the foreign currency within a limited time at a contracted price that may also be settled in cash, based on differentials in the foreign exchange rate. These contracts cannot be settled prior to maturity.

The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. The Company also enters into basis swaps in which both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

The Company enters into currency swaps in connection with other financial instruments to provide greater risk diversification and better match assets purchased in U.S. Dollars with a corresponding liability originated in a foreign currency. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, foreign currency for U.S. Dollars. Generally, there is an exchange of foreign currency for U.S. Dollars at the outset of the contract based upon prevailing foreign exchange rates. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the Company's Canadian operations as well as direct

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

The Company enters into credit default swaps in conjunction with a fixed income investment to reproduce the investment characteristics of a different investment. The Company will also enter credit default swaps to reduce exposure to certain corporate debt security investment exposures that it holds. Under credit default swaps, the Company agrees with other parties to receive or pay, at specified intervals, fixed or floating rate interest amounts calculated by reference to an agreed notional principal amount in exchange for the credit default risk of a specified bond. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Several of the Company's hedging strategies do not qualify or are not designated as hedges for accounting purposes. This can occur when the hedged item is carried at fair value with changes in fair value recorded in earnings, the derivative contracts are used in a macro hedging strategy, the hedge is not expected to be highly effective, or structuring the hedge to qualify for hedge accounting is too costly or time consuming.

The Company monitors the creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, credit limits and other monitoring procedures. Additionally, the Company enters into collateral agreements with its derivative counterparties. As of December 31, 2003, the Company held collateral under these contracts amounting to approximately $96.9 million.

The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2003 and 2002:

                                         Year Ended          Year Ended
      In millions of dollars             December 31, 2003   December 31, 2002
      --------------------------------------------------------------------------
      Hedge ineffectiveness recognized
          related to fair value hedges          $(23.2)            $(18.3)

      Hedge ineffectiveness recognized
          related to cash flow hedges             (3.4)              14.8


      Net loss recorded in accumulated
          other changes in equity from
          nonowner sources related to
          net investment hedges                  (33.6)              (8.4)

      Net loss from economic
          hedges recognized in earnings           (1.6)             (32.8)

During the year ended December 31, 2002 the Company recorded a gain of $.3 million from discontinued forecasted transactions. During the year ended December 31, 2003 there were no discontinued forecasted transactions. The amount expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2003 is $(90.4) million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The off-balance sheet risk of fixed and variable rate loan commitments was $253.5 million and $240.9 million at December 31, 2003 and 2002, respectively. The Company had unfunded commitments of $527.8 million and $630.0 million to these partnerships at December 31, 2003 and 2002, respectively.

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," and therefore are not included in the amounts discussed.

At December 31, 2003 and 2002, investments in fixed maturities had a carrying value and a fair value of $42.3 billion and $36.4 billion, respectively. See Notes 1 and 3.

At December 31, 2003, mortgage loans had a carrying value of $1.9 billion and a fair value of $2.0 billion and at year-end 2002 had a carrying value of $2.0 billion and a fair value of $2.2 billion. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

Included in other invested assets are 2,225 shares of Citigroup Cumulative Preferred Stock Series YYY, carried at cost of $2,225 million at December 31, 2003 and 2002, acquired as a contribution from TPC. This Series YYY Preferred Stock pays cumulative dividends at 6.767%, has a liquidation value of $1 million per share and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after February 27, 2022. Dividends totaling $151 million and $125 million were received in 2003 and 2002, respectively. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

Included in other invested assets are 987 shares of Citigroup Cumulative Preferred Stock Series YY, carried at cost of $987 million at December 31, 2003 and 2002. This Series YY Preferred Stock pays cumulative dividends at 5.321%, has a liquidation value of $1 million per share, and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after December 22, 2018. Dividends totaling $53 million were received during each of 2003, 2002 and 2001. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

At December 31, 2003, contractholder funds with defined maturities had a carrying value of $13.5 billion and a fair value of $13.7 billion, compared with a carrying value and a fair value of $12.5 billion and $13.3 billion at December 31, 2002. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $13.1 billion and a fair value of $12.8 billion at December 31, 2003, compared with a carrying value of $11.1 billion and a fair value of $10.7 billion at December 31, 2002. These contracts generally are valued at surrender value.

The carrying values of $698 million and $321 million of financial instruments classified as other assets approximated their fair values at December 31, 2003 and 2002, respectively. The carrying value of $2.5 billion and $1.5 billion of financial instruments classified as other liabilities at December 31, 2003 and 2002

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

also approximated their fair values at both December 31, 2003 and 2002. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

Both the assets and liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $350 million at December 31, 2003, compared with a carrying value and a fair value of $511 million at December 31, 2002.

The carrying values of cash, trading securities and trading securities sold not yet purchased are carried at fair value. The carrying values of short-term securities and investment income accrued approximated their fair values. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

12.  COMMITMENTS AND CONTINGENCIES

LITIGATION

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing. The Company is cooperating fully with all of these reviews and is not able to predict their outcomes.

The Company is a defendant or co-defendant in various litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise. In the opinion of the Company's management, the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on the Company's consolidated results of operations, financial condition or liquidity.

OTHER

The Company is a member of the Federal Home Loan Bank of Boston (the Bank), and in this capacity has entered into a funding agreement (the agreement) with the Bank where a blanket lien has been granted to collateralize the Bank's deposits. The Company maintains control of these assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. The agreement further states that upon any event of default, the Bank's recovery is limited to the amount of the member's outstanding funding agreement. The amount of the Company's liability for funding agreements with the Bank as of December 31, 2003 is $1 billion, included in contractholder funds. The Company holds $50 million of common stock of the Bank, included in equity securities.

The Company has provided a guarantee on behalf of Citicorp International Life Insurance Company, Ltd. (CILIC), an affiliate. The Company has guaranteed to pay claims up to $1 billion of life insurance coverage for CILIC. This guarantee takes effect if CILIC cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in force under this guarantee at December 31, 2003 is $61 million. The Company does not hold any collateral related to this guarantee.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


13.  RELATED PARTY TRANSACTIONS

Citigroup and certain of its subsidiaries provide investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company as of December 31, 2003. At December 31, 2001 the majority of these services were provided by either Citigroup and its subsidiaries or TPC. The Company paid Citigroup and its subsidiaries $55.3 million, $56.9 million and $43.6 million in 2003, 2002 and 2001, respectively, for these services. The Company paid TPC $4.9 million, $33.6 million and $30.0 million in 2003, 2002 and 2001, respectively, for these services. The amounts due to affiliates related to these services, included in other liabilities at December 31, 2003 and 2002, were insignificant. See Note 14.

The Company has received reimbursements from Citigroup and its affiliates related to the Company's increased benefit and lease expenses after the TPC spin-off. These reimbursements totaled $34.3 million in 2003 and $15.5 million in 2002.

The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2003 and 2002, the pool totaled approximately $3.8 billion and $4.2 billion, respectively. The Company's share of the pool amounted to $3.3 billion and $3.8 billion at December 31, 2003 and 2002, respectively, and is included in short-term securities in the consolidated balance sheets.

At December 31, 2003 and 2002, the Company had outstanding loaned securities to its affiliate Smith Barney (SB), a division of Citigroup Global Markets, Inc., of $238.5 million and $267.1 million, respectively.

Included in other invested assets is a $3.2 billion investment in Citigroup Preferred Stock at December 31, 2003 and 2002, carried at cost. Dividends received on these investments were $204 million in 2003, $178 million in 2002 and $53 million in 2001. See Note 11.

The Company had investments in an affiliated joint venture, Tishman Speyer, in the amount of $166.3 million and $186.1 million at December 31, 2003 and 2002, respectively. Income of $18.6 million, $99.7 million and $65.5 million was earned on these investments in 2003, 2002 and 2001, respectively.

The Company also had an investment in Greenwich Street Capital Partners I, an affiliated private equity investment, in the amount of $48.3 million and $23.6 million at December 31, 2003 and 2002, respectively. Income (loss) of $33.9 million, $0 million and $(41.6) million were earned on this investment in 2003, 2002 and 2001, respectively.

In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers. These transactions are conducted on an arm's-length basis.

The Company markets deferred annuity products and life insurance through SB. Annuity deposits related to these products were $835 million, $1.0 billion, and $1.5 billion in 2003, 2002 and 2001, respectively. Life premiums were $114.9 million, $109.7 million and $96.5 million in 2003, 2002 and 2001, respectively. Commissions and fees paid to SB were $70.3 million, $77.0 million and $84.6 million in 2003, 2002 and 2001, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


The Company also markets individual annuity and life insurance through CitiStreet Retirement Services, a division of CitiStreet LLC, (CitiStreet), a joint venture between Citigroup and State Street Bank. Deposits received from CitiStreet were $1.4 billion in 2003 and $1.6 billion in each of 2002 and 2001. Commissions and fees paid to CitiStreet were $52.9 million, $54.0 million and $59.1 million in 2003, 2002 and 2001, respectively.

The Company markets individual annuity products through an affiliate Citibank, N.A. (together with its subsidiaries, Citibank). Deposits received from Citibank were $357 million, $321 million and $564 million in 2003, 2002 and 2001, respectively. Commissions and fees paid to Citibank were $29.8 million, $24.0 million and $37.2 million in 2003, 2002 and 2001, respectively.

Primerica Financial Services (PFS), an affiliate, is a distributor of products for TLA. PFS sold $714 million, $787 million and $901 million of individual annuities in 2003, 2002 and 2001, respectively. Commissions and fees paid to PFS were $58.1 million, $60.4 million and $67.8 million in 2003, 2002 and 2001, respectively.

Primerica Life has entered into a General Agency Agreement with PFS that provides that PFS will be Primerica Life's general agent for marketing all insurance of Primerica Life. In consideration of such services, Primerica Life agreed to pay PFS marketing fees of no less than $10 million per year based upon U.S. gross direct premiums received by Primerica Life. In each of 2003, 2002, and 2001 the fees paid by Primerica Life were $12.5 million.

The Company sells structured settlement annuities to the property-casualty subsidiaries of TPC. See Note 14.

TIC has made a solvency guarantee for an affiliate, CILIC. See Note 12.

The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2001, Citigroup introduced the Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. During 2003 Citigroup introduced the Citigroup 2003 Stock Purchase Program, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the lesser of the market value on the first date of the offering period or the market value at the close of the offering period. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2003, 2002 and 2001.

The Company also participates in the Citigroup Capital Accumulation Program. Participating officers and other employees receive a restricted stock award in the form of Citigroup common stock. These restricted stock awards generally vest after a three-year period and, except under limited circumstances, the stock can not be sold or transferred during the restricted period by the participant, who is required to render service to the Company during the restricted period. The Company's charge to income for this program was insignificant in 2003, 2002 and 2001.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


Unearned compensation expense associated with the Citigroup restricted common stock grants, which represents the market value of Citigroup's common stock at the date of grant, is included in other assets in the consolidated balance sheet and is recognized as a charge to income ratably over the vesting period. The Company's charge to income was insignificant during 2003, 2002 and 2001.

14.  TRAVELERS PROPERTY CASUALTY SPIN-OFF

On March 27, 2002, TPC, the Company's parent at December 31, 2001, completed its IPO. On August 20, 2002, Citigroup made a tax-free distribution to its stockholders of a majority portion of its remaining interest in TPC. Prior to the IPO the following transactions occurred:

     o The common stock of the Company was distributed by TPC to CIHC so the Company would remain an indirect wholly owned subsidiary of Citigroup.

     o The Company sold its home office buildings in Hartford, Connecticut and a building housing TPC's information systems in Norcross, Georgia to TPC for $68 million.

     o TLA Holdings LLC, a non-insurance subsidiary valued at $142 million, was contributed to the Company by TPC.

     o The Company assumed pension, postretirement and post employment benefits payable to all inactive employees of the former Travelers Insurance entities and received $189 million of cash and other assets from TPC to offset these benefit liabilities. In March 2003, TPC paid the Company $22.6 million as a settlement for these benefit-related liabilities.

     o The Company received 2,225 shares of Citigroup's 6.767% Cumulative Preferred Stock, Series YYY, with a par value of $1.00 per share and a liquidation value of $1 million per share as a contribution from TPC.

At December 31, 2001, TPC and its subsidiaries were affiliates of the Company and provided certain services to the Company. These services included data processing, facilities management, banking and financial functions, benefits administration and others. During 2002, the Company began phasing out these services. The Company still receives certain services from TPC on a contract basis. The Company paid TPC $4.9 million, $33.6 million and $30.0 million in 2003, 2002 and 2001, respectively, for these services.

The Company sells structured settlement annuities to the property-casualty insurance subsidiaries of TPC. Such premiums and deposits were $159 million and $194 million for 2002 and 2001, respectively.

The Company has a license from TPC to use the names "Travelers Life & Annuity," "The Travelers Insurance Company," "The Travelers Life and Annuity Company" and related names in connection with the Company's business.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


15.  RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES


The following table reconciles net income to net cash provided by operating activities:


--------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,                     2003       2002       2001
($ IN MILLIONS)
--------------------------------------------------------------------------------

Net Income                                       $ 1,358    $ 1,082    $ 1,281
    Adjustments to reconcile net income to net
    cash provided by operating activities:
       Realized (gains) losses                       (37)       322       (125)
       Deferred federal income taxes                  58        185        159
       Amortization of deferred policy
         acquisition costs                           501        393        379
       Additions to deferred policy acquisition
         costs                                      (960)      (879)      (851)
       Investment income                            (503)      (119)      (493)
       Premium balances                                8         (7)         7
       Insurance reserves and accrued expenses       832        493        686
       Other                                        (443)      (402)       237
--------------------------------------------------------------------------------
Net cash provided by operations                  $   814    $ 1,068    $ 1,280
--------------------------------------------------------------------------------

16.  NON-CASH INVESTING AND FINANCING ACTIVITIES

In 2003, significant non-cash investing and financing activities include the acquisition of real estate through foreclosures of mortgage loans amounting to $129 million. In 2002, these activities include the contribution of $2,225 million of Citigroup YYY Preferred Stock and related deferred tax liability of $779 million; a $17 million COLI asset and $98 million deferred tax asset related to the transfer of $279 million of pension and postretirement benefits, transferred for $172 million cash; and the contribution of a non-insurance company, TLA Holdings, LLC, for $142 million. In 2001, these activities were insignificant.

                          INDEPENDENT AUDITORS' REPORT





The Board of Directors and Shareholder
The Travelers Insurance Company:


Under date of February 26, 2004, we reported on the consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2003, which are included in the Form 10-K. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting for variable interest entities in 2003, for goodwill and intangible assets in 2002, and for derivative instruments and hedging activities and for securitized financial assets in 2001.


/s/KPMG LLP

Hartford, Connecticut
February 26, 2004

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2003
                                 ($ IN MILLIONS)



--------------------------------------------------------------------------------
TYPE OF INVESTMENT                                                AMOUNT SHOWN
                                                                   IN BALANCE
                                                COST       VALUE    SHEET(1)
--------------------------------------------------------------------------------

Fixed Maturities:
   Bonds:
       U.S. Government and government
         agencies and Authorities              $ 6,487    $ 6,642    $ 6,642
       States, municipalities and political
         subdivisions                              379        398        398
       Foreign governments                         690        740        740
       Public utilities                          2,702      2,901      2,901
       Convertible bonds and bonds with
         warrants attached                         187        208        208
       All other corporate bonds                29,519     31,260     31,260
--------------------------------------------------------------------------------
          Total Bonds                           39,964     42,149     42,149
   Redeemable preferred stocks                     155        174        174
--------------------------------------------------------------------------------
      Total Fixed Maturities                    40,119     42,323     42,323
--------------------------------------------------------------------------------

Equity Securities:
   Common Stocks:
      Banks, trust and insurance companies          14         16         16
      Industrial, miscellaneous and all other       95        118        118
--------------------------------------------------------------------------------
         Total Common Stocks                       109        134        134
   Nonredeemable preferred stocks                  214        228        228
--------------------------------------------------------------------------------
      Total Equity Securities                      323        362        362
--------------------------------------------------------------------------------

Mortgage Loans                                   1,886                 1,886
Real Estate Held For Sale                           96                    96
Policy Loans                                     1,135                 1,135
Short-Term Securities                            3,603                 3,603
Trading Securities                               1,707                 1,707
Other Investments   (2)  (3)  (4)                1,465                 1,465
--------------------------------------------------------------------------------
      Total Investments                        $50,334               $52,577
================================================================================

(1) Determined in accordance with methods described in Notes 1 and 3 of the Notes to Consolidated Financial Statements.

(2) Excludes $3.2 billion of Citigroup Inc. preferred stock. See Note 13 of Notes to Consolidated Financial Statements.

(3) Also excludes $415 million fair value of investment in affiliated partnership interests.

(4) Includes derivatives marked to market and recorded at fair value in the balance sheet.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                 ($ IN MILLIONS)


------------------------------------------------------------------------------------------------------------------------------------

                                        FUTURE
                                        POLICY        OTHER
                                        BENEFITS,     POLICY                                      AMORTIZATION
                          DEFERRED      LOSSES,       CLAIMS                           BENEFITS,  OF DEFERRED
                          POLICY        CLAIMS        AND                 NET          CLAIMS     POLICY          OTHER
                          ACQUISITION   AND LOSS      BENEFITS  PREMIUM   INVESTMENT   AND        ACQUISITION    OPERATING  PREMIUMS
                          COSTS         EXPENSES(1)   PAYABLE   REVENUE   INCOME       LOSSES(2)  COSTS          EXPENSES    WRITTEN
------------------------------------------------------------------------------------------------------------------------------------
                    2003
                    ----

Travelers Life & Annuity   $2,361         $42,023       $532    $1,082      $2,743     $2,816         $266          $240     $1,093
Primerica                   2,034           3,500        161     1,245         315        534          235           219      1,251
------------------------------------------------------------------------------------------------------------------------------------
Total                      $4,395         $45,523       $693    $2,327      $3,058     $3,350         $501          $459     $2,344
====================================================================================================================================

                    2002
                    ----

Travelers Life & Annuity   $2,043         $37,774       $461      $730      $2,646     $2,404         $174          $190       $729
Primerica                   1,893           3,261        147     1,194         290        527          219           217      1,184
------------------------------------------------------------------------------------------------------------------------------------
Total                      $3,936         $41,035       $608    $1,924      $2,936     $2,931         $393          $407     $1,913
====================================================================================================================================

                    2001
                    ----

Travelers Life & Annuity   $1,672         $33,475       $368     $ 957      $2,530     $2,534        $171           $154      $ 955
Primerica                   1,789           3,044        144     1,145         301        507         208            217      1,157
------------------------------------------------------------------------------------------------------------------------------------
Total                      $3,461         $36,519       $512    $2,102      $2,831     $3,041        $379           $371     $2,112
====================================================================================================================================

(1)  Includes contractholder funds.

(2)  Includes interest credited to contractholders.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE IV
                                   REINSURANCE
                                 ($ IN MILLIONS)



--------------------------------------------------------------------------------
                                                      ASSUMED         PERCENTAGE
                                          CEDED TO     FROM            OF AMOUNT
                                  GROSS     OTHER      OTHER     NET    ASSUMED
                                  AMOUNT  COMPANIES  COMPANIES  AMOUNT  TO NET
--------------------------------------------------------------------------------


2003
----
Life Insurance In Force          $593,006  $356,298  $  3,519  $240,227   1.4%
Premiums:
   Life insurance                $  2,672       419  $      1  $  2,254    --
   Accident and health insurance      308       235        --        73    --
   Property casualty                   21        --        --        --    --
                                 --------  --------  --------  --------  ----
      Total Premiums             $  3,001  $    675  $      1  $  2,327    --
                                 ========  ========  ========  ========  ====

2002
----
Life Insurance In Force          $549,066  $321,940  $  3,568  $230,694   1.5%
Premiums:
   Life insurance                $  2,227       377  $     --  $  1,850    --
   Accident and health insurance      316       242        --        74    --
   Property casualty                  109       109        --        --    --
                                 --------  --------  --------  --------  ----
      Total Premiums             $  2,652  $    728  $     --  $  1,924    --
                                 ========  ========  ========  ========  ====


2001
----
Life Insurance In Force          $510,457  $285,696  $  3,636  $228,397   1.6%
Premiums:
   Life insurance                $  2,378  $    352  $     --  $  2,026    --
   Accident and health insurance      321       246         1        76    --
   Property casualty                  180       180        --        --    --
                                 --------  --------  --------  --------  ----
      Total Premiums             $  2,879  $    778  $      1  $  2,102    --
                                 ========  ========  ========  ========  ====

                                    GOLDTRACK
                                GOLDTRACK SELECT



                       STATEMENT OF ADDITIONAL INFORMATION



            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES











                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY







                         THE TRAVELERS INSURANCE COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415









L-12549S                                                                May 2004

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

       Statement of Assets and Liabilities as of December 31, 2003
       Statement of Operations for the year ended December 31, 2003
       Statement of Changes in Net Assets for the years ended December 31, 2003 and 2002
       Statement of Investments as of December 31, 2003
       Notes to Financial Statements

       The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries and the report of Independent Auditors, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:

       Consolidated Statements of Income for the years ended December 31, 2003, 2002 and 2001
       Consolidated Balance Sheets as of December 31, 2003 and 2002 Consolidated Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2003, 2002 and 2001
       Consolidated Statements of Cash Flows for the years ended
       December 31, 2003, 2002 and 2001
       Notes to Consolidated Financial Statements

(b)    Exhibits

      EXHIBIT
      NUMBER       DESCRIPTION

       1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, File No. 333-00165, filed January 11, 1996.)

       2.          Exempt.

       3(a). Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to Post Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-58783 filed February 26, 2001.)

       3(b) Specimen Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

       4. Variable Annuity Contract(s). (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4, File No. 333-00165, filed August 27, 1996.)

       5.          None.

       6(a). Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 3(a)(i) to Registration Statement on Form S-2, File No. 33-58677, filed on April 18, 1995.)

       6(b). By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 3(b)(i) to the Registration Statement on Form S-2, File No. 33-58677, filed on April 18, 1995.)

       7. Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

       8. Specimen Participation Agreement. (Incorporated herein by reference to Exhibit h to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-56952 filed February 7, 2003.)

       9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-00165, filed April 30, 1997.)

      10.          Consent of KPMG LLP, Independent Auditors. Filed herewith.

      11.          Not Applicable.

      12.          Not Applicable.

      15.          Powers of Attorney authorizing Ernest J. Wright or Kathleen
                   A. McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn D. Lammey. (Incorporated herein by reference to Exhibit 15(b) to the Registration Statement on Form N-4, File No. 333-00165, filed April 13, 2000.)

                   Powers of Attorney authorizing Ernest J. Wright or Kathleen
                   A. McGah as signatory for Glenn D. Lammey, Marla Berman Lewitus and William H. Hogan. (Incorporated herein by reference to Exhibit 15 to the Registration Statement on Form N-4, File No. 333-00165, filed April 11, 2001.)

                   Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston. Incorporated herein by reference to Exhibit 15 to Post Effective Amendment No. 7 to the Registration Statement onf Form N-4, File No. 333-00165, filed April 24, 2002.)

ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR


NAME AND PRINCIPAL                   POSITIONS AND OFFICES
BUSINESS ADDRESS                     WITH INSURANCE COMPANY

George C. Kokulis*                   Director, Chairman, President and
                                     Chief Executive Officer

Glenn D. Lammey*                     Director, Senior Executive Vice President,
                                     Chief Financial Officer, Chief
                                     Accounting Officer

Kathleen L. Preston*                 Director and Executive Vice President

Edward W. Cassidy*                   Senior Vice President

Winifred Grimaldi*                   Senior Vice President

Marla Berman Lewitus*                Director, Senior Vice President
                                     and General Counsel

Brendan Lynch*                       Senior Vice President

David A. Tyson*                      Senior Vice President

David A. Golino*                     Vice President and Controller

Donald R. Munson, Jr.*               Vice President

Mark Remington*                      Vice President

Tim W. Still*                        Vice President

Bennett Kleinberg*                   Vice President

Dawn Fredette*                       Vice President

George E. Eknaian*                   Vice President and Chief Actuary

Linn K. Richardson*                  Second Vice President and Actuary

Paul Weissman*                       Second Vice President and Actuary

Ernest J.Wright*                     Vice President and Secretary

Kathleen A. McGah*                   Assistant Secretary and
                                     Deputy General Counsel

Principal Business Address:

*        The Travelers Insurance Company
         One Cityplace
         Hartford, CT  06103-3415

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-82009, filed April 14, 2004.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of February 29, 2004, 51, 142 Contract Owners held qualified and non-qualified contracts offered by the Registrant.

ITEM 28. INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers

Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)       NAME AND PRINCIPAL               POSITIONS AND OFFICES
          BUSINESS ADDRESS                 WITH UNDERWRITER

          Kathleen L. Preston              Board of Manager

          Glenn D. Lammey                  Board of Manager

          William F. Scully III            Board of Manager

          Donald R. Munson, Jr.            Board of Manager, President,
                                           Chief Executive Officer and
                                           Chief Operating Officer

          Tim W. Still                     Vice President

          Anthony Cocolla                  Vice President

          John M. Laverty                  Treasurer and Chief Financial Officer

          Stephen E. Abbey                 Chief Compliance Officer

          Alison K. George                 Director and Chief Advertising
                                           Compliance Officer

          Stephen T. Mullin                Chief Compliance Officer

          Ernest J. Wright                 Secretary

          Kathleen A. McGah                Assistant Secretary

          William D. Wilcox                Assistant Secretary

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415

(c)    Not Applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

       The Travelers Insurance Company
       One Cityplace
       Hartford, Connecticut  06103-3415

ITEM 31. MANAGEMENT SERVICES

Not applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(d) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to this registration statement and has duly caused this post-effective amendment to this registration statement to be signed on its behalf in the City of Hartford, State of Connecticut, on the 28th day of April 2004.




            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                                  (Registrant)


                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)


                         By: *GLENN D. LAMMEY
                             ---------------------------------------------------
                             Glenn D. Lammey, Chief Financial Officer, Chief Accounting Officer


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 28th day of April 2004.


*GEORGE C. KOKULIS                      Director, President and Chief Executive
---------------------------------       Officer (Principal Executive Officer)
(George C. Kokulis)

*GLENN D. LAMMEY                        Director, Chief Financial Officer, Chief
---------------------------------       Accounting Officer (Principal Financial
(Glenn D. Lammey)                       Officer)


*MARLA BERMAN LEWITUS                   Director
---------------------------------
(Marla Berman Lewitus)

*KATHLEEN L. PRESTON                    Director
---------------------------------
(Kathleen L. Preston)



*By:   /s/Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

  EXHIBIT NO.    DESCRIPTION
      10.        Consent of KPMG LLP, Independent Auditors